                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 7/31/03

            Date of Reporting Period: Six months ended 7/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

INSTITUTIONAL CAPITAL SHARES

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Municipal Obligations Fund

January 31, 1999	$1.00	0.034	(0.034)
July 31, 1999[3]	$1.00	0.015	(0.015)
July 31, 2000[5]	$1.00	0.037	(0.037)
July 31, 2001	$1.00	0.037	(0.037)
July 31, 2002	$1.00	0.017	(0.017)
July 31, 2003	$1.00	0.011	(0.011)

Prime Cash Obligations Fund

January 31, 1999	$1.00	0.052	(0.052)
July 31, 1999[3]	$1.00	0.023	(0.023)
July 31, 2000[5]	$1.00	0.056	(0.056)
July 31, 2001	$1.00	0.055	(0.055)
July 31, 2002	$1.00	0.022	(0.022)
July 31, 2003	$1.00	0.012	(0.012)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Funds changed their fiscal year-end from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte and Touche LLP. The previous year was audited by other auditors.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Values End of Period	Total Return[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	3.40%	0.30%		3.40%		0.31%		$114,535
$1.00	1.53%	0.30%	[4]	3.00%	[4]	0.33%	[4]	$74,609
$1.00	3.79%	0.30%		3.65%		0.30%		$72,714
$1.00	3.75%	0.30%		3.64%		0.29%		$157,035
$1.00	1.67%	0.30%		1.63%		0.28%		$196,824
$1.00	1.13%	0.30%		1.08%		0.27%		$416,036

$1.00	5.37%	0.30%		5.18%		0.27%		$230,193
$1.00	2.36%	0.30%	[4]	4.64%	[4]	0.28%	[4]	$245,815
$1.00	5.78%	0.30%		5.58%		0.27%		$163,282
$1.00	5.64%	0.30%		5.28%		0.27%		$516,333
$1.00	2.22%	0.30%		2.07%		0.26%		$894,934
$1.00	1.25%	0.30%		1.26%		0.26%		$690,099

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Value Obligations Fund

January 31, 1999	$1.00	0.053	--		0.053	(0.053)
July 31, 1999[3]	$1.00	0.024	--		0.024	(0.024)
July 31, 2000[5]	$1.00	0.056	--		0.056	(0.056)
July 31, 2001	$1.00	0.055	--		0.055	(0.055)
July 31, 2002	$1.00	0.022	--		0.022	(0.022)
July 31, 2003	$1.00	0.013	--		0.013	(0.013)

Treasury Obligations Fund

July 31, 1999	$1.00	0.047	--		0.047	(0.047)
July 31, 2000[5]	$1.00	0.053	--		0.053	(0.053)
July 31, 2001	$1.00	0.052	--		0.052	(0.052)
July 31, 2002	$1.00	0.019	0.001		0.020	(0.019)
July 31, 2003	$1.00	0.012	0.000	[6]	0.012	(0.012)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Fund changed its fiscal year-end from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte and Touche LLP. The previous year was audited by other auditors.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Asset Value, End of Period (000 Omitted)

--		(0.053)	$1.00	5.40%		0.28%		5.23%		0.30%		$200,098
--		(0.024)	$1.00	2.38%		0.28%	[4]	4.76%	[4]	0.30%	[4]	$275,756
--		(0.056)	$1.00	5.80%		0.28%		5.66%		0.30%		$236,780
--		(0.055)	$1.00	5.68%		0.28%		5.27%		0.29%		$445,538
--		(0.022)	$1.00	2.26%		0.29%		2.29%		0.27%		$506,382
--		(0.013)	$1.00	1.29%		0.29%		1.29%		0.27%		$387,288

--		(0.047)	$1.00	4.81%		0.30%		4.61%		0.24%		$462,807
--		(0.053)	$1.00	5.47%		0.30%		5.25%		0.24%		$334,019
--		(0.052)	$1.00	5.37%		0.30%		5.16%		0.24%		$611,386
(0.001)		(0.020)	$1.00	2.06%		0.30%		1.85%		0.24%		$577,516
(0.000)	[6]	(0.012)	$1.00	1.17%		0.30%		1.23%		0.24%		$623,407

Portfolio of Investments
Municipal Obligations Fund

July 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.0%[1]
		Alabama--0.4%
$3,200,000		Birmingham, AL IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/ (Regions Bank, Alabama LOC)	$3,200,000
2,185,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRB, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,185,000
3,115,000		Orange Beach, AL Industrial Development Board, (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/(Columbus Bank and Trust Co., GA LOC)	3,115,000

		TOTAL	8,500,000

		Alaska--0.8%
15,500,000		Valdez, AK Marine Terminal, (Series 1994A), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	15,532,244
3,500,000		Valdez, AK Marine Terminal, (Series 2002), 1.50% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2004	3,500,000

		TOTAL	19,032,244

		Arizona--0.7%
4,590,000		Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS, (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,590,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)	5,610,000
1,675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,675,000
2,000,000		Maricopa County, AZ, IDA, San Angelin Apartments, (Series 2003), 1.30% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 5/14/2004	2,000,000
2,939,000		Pima County, AZ, IDA, Single Family Mortgages, Roaring Fork, (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,939,000

		TOTAL	16,814,000

		Arkansas--3.4%
1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds, (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,435,000		Arkansas Development Finance Authority, (PT-1310), Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,435,000
5,630,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	5,630,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
11,700,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	11,700,000
21,400,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	21,400,000
4,235,000		Clark County, AR, (Series 2003), Weekly VRDNs (Alcoa, Inc.)	4,235,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--continued
$8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	$8,000,000
7,100,000		Siloam Springs, AR, IDRB, (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One, Michigan LOC)	7,100,000

		TOTAL	78,500,000

		California--9.7%
5,550,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6), Daily VRDNs (State Street Bank and Trust Co. LOC)	5,550,000
54,900,000		California State, (Series 2003 FR/RI-L19J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	54,900,000
20,000,000		California State, GO Tax Exempt Notes, 1.20% CP, Mandatory Tender 8/7/2003	20,000,000
50,000,000	[2]	California State, RAWs, (Series 2003 FR/RI-F8J), 0.95% TOBs (Lehman Brothers Holdings, Inc. SWP), Mandatory Tender 12/17/2003	50,000,000
34,000,000		California State, RAWs, (Series 2003A), 2.00% RANs (Bank of America N.A., Citibank N.A., New York, Goldman Sachs & Co. and Morgan Stanley & Co., Inc. LIQs), 6/16/2004	34,262,136
5,000,000		California State, RAWs, (Series 2003B), 2.00% RANs (Lehman Brothers, Inc., Merrill Lynch & Co., Inc. and Societe Generale, Paris LIQs), 6/16/2004	5,038,989
3,010,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	3,010,000
3,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	3,000,000
22,400,000	[2]	Chula Vista, CA IDA, (Series 2003 FR/RI-F6J), 1.00% TOBs (San Diego Gas & Electric)/(Lehman Brothers Holdings, Inc. SWP), Optional Tender 10/29/2003	22,400,000
1,680,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing, Inc.)/(Union Bank of California LOC)	1,680,000
13,495,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	13,495,000
4,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, (Series 1998-CMC2), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	4,000,000
4,000,000		Los Angeles, CA Unified School District, ROCs, (Series 35), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,000,000
1,346,334	[2]	PBCC LeaseTOPS Trust (California Non-AMT), (Series 1998-1), 1.90% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) 8/10/2003	1,346,334

		TOTAL	222,682,459

		Colorado--1.3%
6,055,000		Colorado HFA, MERLOTS, (Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	6,055,000
3,370,000		Denver, CO City & County Airport Authority, Bonds (MBIA INS), 11/15/2003	3,355,007
10,600,000		Denver, CO City & County Airport Authority, (PT-724) Weekly VRDNs (MBIA INS)/(Svenska Handelsbanken, Stockholm LIQ)	10,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Colorado--continued
$5,500,000		Denver, CO City & County Airport Authority, (PT-782) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	$5,500,000
5,105,000		El Paso County, CO HFA, Roaring Fork, (Series 1999-1), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,105,000

		TOTAL	30,615,007

		Connecticut--0.3%
6,600,000		Bridgeport, CT, 1.40% BANs, 1/15/2004	6,608,902
600,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	600,000

		TOTAL	7,208,902

		District of Columbia--2.0%
16,900,000		District of Columbia, (Series 2001D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	16,900,000
29,815,000		District of Columbia, (Series 2002D), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	29,815,000

		TOTAL	46,715,000

		Florida--2.9%
3,210,000		Broward County, FL HFA, MERLOTS, (Series 2001 A27), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,210,000
9,150,000		Clipper Tax-Exempt Certificates Trust (Florida AMT), (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	9,150,000
2,783,000		Clipper Tax-Exempt Certificates Trust (Florida AMT), (Series 2000-3), Weekly VRDNs (Duval County, FL HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	2,783,000
4,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	4,000,000
5,000,000		Hillsborough County, FL Aviation Authority, (PT-1709), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	5,000,000
2,500,000		JEA, FL Electric System, (Subordinate Revenue Bonds), (2000 Series A), Daily VRDNs (Westdeutsche Landesbank AG LIQ)	2,500,000
24,975,000	[2]	Lee County, FL Solid Waste System, (Series 2003 FR/RI-L24J), 1.00% TOBs (MBIA INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 9/23/2003	24,975,000
3,710,000		Manatee County, FL, (Series 1996A), Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC)	3,710,000
8,205,000		Miami-Dade County, FL HFA, (PT-1349) Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,205,000
3,500,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	3,500,000

		TOTAL	67,033,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--1.7%
$3,500,000	[2]	Atlanta, GA Airport Revenue, PA 926R, 1.26% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/8/2004	$3,500,000
1,400,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds, (Series 1995), Weekly VRDNs (West End Housing Development Project)/(Wachovia Bank N.A. LOC)	1,400,000
6,810,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	6,810,000
6,000,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	6,000,000
9,703,583		Georgia Municipal Association, Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	9,703,583
1,000,000		Municipal Electric Authority of Georgia, (Series 1994D), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	1,000,000
9,250,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	9,250,000

		TOTAL	37,663,583

		Hawaii--0.2%
1,675,000		Hawaii Finance and Development Corp., MERLOTS, (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	1,675,000
2,215,000		Hawaii State Airport System, (PT-830) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,215,000

		TOTAL	3,890,000

		Illinois--3.8%
7,000,000		Chicago, IL O'Hare International Airport, (PT-756) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
5,395,000		Chicago, IL O'Hare International Airport, (PT-664) Weekly VRDNs (AMBAC INS)/(Danske Bank A/S LIQ)	5,395,000
9,995,000		Chicago, IL O'Hare International Airport, (PT-685) Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,995,000
7,340,000		Chicago, IL Single Family Mortgage, (PT-290) Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	7,340,000
2,750,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	2,750,000
1,660,000		Chicago, IL, IDRB, (Series 1999), Weekly VRDNs (Ade, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,660,000
9,000,000		Chicago, IL, (Series 2000C), 1.10% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 9/15/2003	9,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds, (Series 1998), 1.15% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	10,500,000
11,000,000		Chicago, IL, Gas Supply Revenue, (Series 1993B), 1.45% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 8/6/2003	11,000,000
1,000,000		Cook County, IL School District No. 123 Bonds (MBIA INS), 12/1/2003	996,035
590,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	590,000
3,960,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$1,050,000		Illinois Development Finance Authority, IDB, (Series 1989), Weekly VRDNs (Addison 450 LP)/(American National Bank & Trust Co., Chicago LOC)	$1,050,000
1,700,000		Illinois Development Finance Authority, IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,700,000
3,940,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Demar, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,940,000
3,000,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,000,000
1,185,000		Martinsville, IL, IDRB, (Series 1995), Weekly VRDNs (PAP-R Products Co.)/(Bank One, Illinois N.A. LOC)	1,185,000
6,280,000		Robbins (Village of), IL, (Series 2001), Weekly VRDNs (Robbins Property LLC)/(American National Bank & Trust Co., Chicago LOC)	6,280,000

		TOTAL	87,341,035

		Indiana--3.3%
4,830,000		Benton, IN Community School Corp., 2.25% TANs, 12/31/2003	4,844,846
1,000,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank N.A., Cincinnati LOC)	1,000,000
4,500,000		Greater Clark County, IN Community Schools Corp., 2.25% TANs, 12/31/2003	4,516,648
4,500,000		Hamilton, IN Southeastern Schools, 2.00% TANs, 12/31/2003	4,512,945
1,345,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,345,000
12,105,000	[2]	Indiana Bond Bank, MERLOTS, (Series 2001 - A119), 1.50% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	12,105,000
4,015,000		Indiana State HFA, MERLOTS, (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	4,015,000
2,585,000		Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	2,585,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
5,000,000		Jasper County, IN EDRB, (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
8,220,000		Jeffersonville, IN, (PT-1309) Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,220,000
1,805,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,805,000
4,560,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	4,560,000
8,069,000		Northwest Allen County, IN Schools, 2.125% TANs, 12/31/2003	8,098,048
770,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One, Indiana N.A. LOC)	770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$6,375,000		Wawasee, IN Community School Corp., 2.25% TANs, 12/31/2003	$6,395,928
2,800,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,800,000

		TOTAL	75,973,415

		Iowa--0.6%
8,595,000		Iowa Finance Authority, (PT-1884) Weekly VRDNs (Chapel Ridge of Council Bluffs)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,595,000
5,485,000		Iowa Finance Authority, (PT-1913) Weekly VRDNs (Chapel Ridge of Cedar Rapids)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,485,000

		TOTAL	14,080,000

		Kansas--1.2%
8,260,000		Sedgwick & Shawnee Counties, KS, MERLOTS, (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	8,260,000
5,325,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates, (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	5,325,000
13,066,656		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-I), 1.35% BANs, 2/1/2004	13,065,280

		TOTAL	26,650,280

		Kentucky--1.1%
6,000,000		Graves County, KY, School Building Revenue Bonds, (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,210,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,210,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts, (Series 1998F-1), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	11,995,000
3,590,000		Kentucky Housing Corp., MERLOTS, (Series 2000-B9), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,590,000
2,975,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	2,975,000

		TOTAL	25,770,000

		Louisiana--1.6%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT), (Series 2002-17), 1.65% TOBs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/21/2003	4,000,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConocoPhillips)/(Bank One N.A. (Chicago) LOC)	10,100,000
3,220,000		Louisiana HFA, Trust Receipts, (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,220,000
7,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,000,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC)	8,000,000

		TOTAL	37,320,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maine--0.7%
$3,400,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	$3,400,000
2,250,000		Biddeford, ME, (Series 2000), Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC)	2,250,000
6,960,000	[2]	Maine State Housing Authority, MERLOTS, (Series 2001-A108), 1.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,960,000
1,530,000		Trenton, ME, (Series 1998), Weekly VRDNs (Hinckley Co.)/ (Key Bank, N.A. LOC)	1,530,000
1,790,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	1,790,000

		TOTAL	15,930,000

		Maryland--0.7%
1,186,000		Harford County, MD, (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,186,000
3,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 1.15% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	3,375,000
2,400,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,400,000
4,810,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,810,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	750,000
4,000,000		Northeast, MD Waste Disposal Authority, (PT-766) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,000,000

		TOTAL	16,521,000

		Massachusetts--4.2%
15,000,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), (Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	15,000,000
4,000,000		Commonwealth of Massachusetts, (Series 1997B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,000,000
14,000,000		Massachusetts Development Finance Agency, (Series R3), Weekly VRDNs (Boston University)/(XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	14,000,000
7,700,000		Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	7,700,000
19,980,000		Massachusetts HEFA, MERLOTS, (Series 2000WW), Weekly VRDNs (Harvard University)/(Wachovia Bank N.A. LIQ)	19,980,000
3,000,000		Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(Fleet National Bank LOC)	3,000,000
8,000,000		Massachusetts Turnpike Authority, Variable Rate Certificates, (Series 1997N), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$10,000,000		Massachusetts Water Resources Authority, Class A Certificates, (Series 2002-208), Daily VRDNs (Financial Security Assurance, Inc. INS)/(Bear Stearns Cos., Inc. LIQ)	$10,000,000
15,000,000		Ralph C. Mahar, MA Regional School District, 1.50% BANs, 7/15/2004	15,070,801

		TOTAL	96,750,801

		Michigan--0.9%
14,380,000	[2]	Detroit, MI City School District, MERLOTS, (Series 2000 A8), 1.55% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	14,380,000
6,900,000		Jackson County, MI Economic Development Corp., (Series 2001A), Daily VRDNs (Vista Grande Villa)/(Lasalle Bank, N.A. LOC)	6,900,000

		TOTAL	21,280,000

		Minnesota--1.6%
1,050,000		Blaine, MN, (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,050,000
3,200,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,200,000
6,440,000		Dakota County & Washington County MN Housing and Redevelopment Authority, MERLOTS, (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
2,050,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,050,000
5,220,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
7,050,000		Minnesota State Higher Education Coordinating Board, (Series 1992C), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	7,050,000
500,000		Ramsey County, MN Housing and Redevelopment Authority, Chestnut Housing, LLC, (Series 2003), 1.10% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 11/1/2003	500,000
5,250,000		Ramsey County, MN Housing and Redevelopment Authority, Chestnut Housing, LLP, (Series 2002), 1.10% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 11/1/2003	5,250,000
1,975,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,975,000
850,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	850,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000

		TOTAL	35,835,000

		Mississippi--2.5%
4,500,000		Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	4,500,000
6,000,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
7,555,000		Mississippi Home Corp., MERLOTS, (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,555,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--continued
$5,900,000		Mississippi Home Corp., MERLOTS, (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	$5,900,000
19,240,000		Mississippi Home Corp., Roaring Forks, (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	19,240,000
3,940,000	[2]	Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), 1.35% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 2/25/2004	3,940,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 1.85% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2003	9,790,000

		TOTAL	56,925,000

		Missouri--0.7%
1,170,000		Kansas City, MO IDA, (Series 1999), Weekly VRDNs (B&B Investments LLC)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,170,000
4,700,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,700,000
3,465,000	[2]	Missouri State Housing Development Commission, MERLOTS, (Series 2000-QQQ), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	3,465,000
5,845,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	5,845,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000

		TOTAL	16,180,000

		Montana--0.6%
3,150,000		Montana State Board of Housing, MERLOTS, (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,150,000
4,780,000		Montana State Board of Housing, PUTTERs, (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,780,000
6,610,000		Montana State Board of Housing, Variable Certificates, (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	6,610,000

		TOTAL	14,540,000

		Multi State--8.6%
7,493,152		ABN AMRO Chicago Corp. LeaseTOPS Trust, (Series 1997-1), Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	7,493,152
9,033,500		BNY Municipal Certificates Trust, (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	9,033,500
3,790,000		BNY Municipal Certificates Trust, (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,790,000
29,000,000		Charter Mac Floater Certificates Trust I, (Series Nat-1), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	29,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$37,968,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate), (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	$37,968,000
45,186,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate), (Series 2002-09), Weekly VRDNs (AMBAC, FGIC, Financial Security Assurance, Inc., MBIA INS) and State Street Bank and Trust Co. LIQs)	45,186,000
17,930,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT), (Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	17,930,000
15,762,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT), (Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	15,762,000
10,000,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT), (Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	10,000,000
5,915,046		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	5,915,046
1,549,070	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1998-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/8/2003	1,549,070
3,056,525	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1999-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/15/2003	3,056,525
10,185,290		PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 2002-1), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	10,185,290

		TOTAL	196,868,583

		Nebraska--2.1%
2,100,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,100,000
3,900,000		Douglas County, NE, IDRB, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,900,000
9,860,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	9,860,000
22,616,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	22,616,000
3,045,000		Nebraska Investment Finance Authority, MERLOTS, (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,045,000
5,700,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000

		TOTAL	47,221,000

		Nevada--1.2%
6,385,000		Clark County, NV Airport System, (PT-1866) Weekly VRDNs (AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	6,385,000
12,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Fleet National Bank LOC)	12,500,000
7,535,000		Clark County, NV, (Series 1998), 1.15% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	7,535,000
400,000		Sparks, NV, (Series 1996), Weekly VRDNs (Antioch Publishing Co.)/(National City Bank, Ohio LOC)	400,000

		TOTAL	26,820,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Hampshire--0.8%
$4,380,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	$4,380,000
2,182,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	2,182,000
5,300,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B), Weekly VRDNs (River Woods at Exeter)/(BNP Paribas SA LOC)	5,300,000
340,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (Financial Security Assurance, Inc. INS)/(Chase Manhattan Bank (USA) N.A., Wilmington and Dexia Credit Local LIQs)	340,000
3,690,000		New Hampshire State HFA, MERLOTS, (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,690,000
2,790,000		New Hampshire State HFA, MERLOTS, (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,790,000

		TOTAL	18,682,000

		New Jersey--1.7%
7,000,000		Atlantic City, NJ, 2.00% BANs, 8/7/2003	7,000,912
2,438,388		Beach Haven, NJ, 1.50% BANs, 6/11/2004	2,447,103
2,100,000		Bordentown, NJ, 1.75% BANs, 1/8/2004	2,106,340
4,000,000		Carlstadt, NJ, 1.75% TANs, 3/1/2004	4,016,133
5,000,000		New Jersey EDA, (Series 2002B), Weekly VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	5,000,000
3,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2001 A-3), Weekly VRDNs (Capital Health System, Inc.)/(Fleet National Bank LOC)	3,500,000
3,000,000		New Jersey State Transportation Trust Fund Authority, PUTTERs, (Series 241), Weekly VRDNs (Financial Security Assurance, Inc. INS)/ (J.P. Morgan Chase & Co. LIQ)	3,000,000
4,995,000	[2]	New Jersey Turnpike Authority, PA-824R, 1.60% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	4,995,000
6,324,500		Seaside Heights Borough, NJ, 1.95% BANs, 2/13/2004	6,346,261
1,462,750		Stanhope, NJ, 1.75% BANs, 6/11/2004	1,470,839

		TOTAL	39,882,588

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Mexico--1.3%
$2,590,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	$2,590,000
5,110,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	5,110,000
3,900,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,900,000
2,685,000		New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,685,000
6,155,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A66), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,155,000
4,285,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2000-A18), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	4,285,000
3,750,000		New Mexico Mortgage Finance Authority, (PT-739) Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	3,750,000

		TOTAL	28,475,000

		New York--7.6%
4,500,000		Carmel, NY Central School District, 1.50% TANs, 10/31/2003	4,506,107
12,000,000		Commack, NY Union Free School District, 1.50% TANs, 6/29/2004	12,054,031
4,000,000		Hempstead Union Free School District, NY, 1.50% TANs, 6/29/2004	4,016,174
4,500,000		Long Island Power Authority, (Series 2003D), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Bank, Belgium LIQ)	4,500,000
21,000,000		Long Island Power Authority, (Series 2003F), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Bank, Belgium LIQ)	21,000,000
16,400,000		New York City, NY Housing Development Corp., (Series 2001A), Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	16,400,000
14,000,000		New York City, NY Housing Development Corp., (Series 2003A: 90 Washington Street), Weekly VRDNs (JDM Washington Street LLC)/(Key Bank, N.A. LOC)	14,000,000
11,200,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ)	11,200,000
16,100,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	16,100,000
10,000,000		New York State HFA, (Series 2003A: 360 West 43rd Street), Weekly VRDNs (42/9 Residential LLC)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$11,305,000		Owego-Apalachin, NY CSD, 1.50% BANs, 7/23/2004	$11,354,094
6,000,000		Oyster Bay, NY, (Series 2002D), 2.375% BANs, 8/22/2003	6,002,631
5,000,000		Oyster Bay, NY, (Series 2002D), 2.50% BANs, 8/22/2003	5,002,547
7,000,000		Riverhead, NY CSD, 1.50% TANs, 6/30/2004	7,032,876
10,000,000		Rochester, NY, 2.25% BANs, 10/23/2003	10,007,797
8,424,000		Salina, NY, 1.50% BANs, 7/16/2004	8,463,876
2,500,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	2,500,000
5,000,000		West Babylon, NY Union Free School District, 1.50% TANs, 6/29/2004	5,022,496
4,350,000		Windsor, NY CSD, 1.40%, 6/30/2004	4,365,709

		TOTAL	173,528,338

		North Carolina--0.9%
9,500,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	9,500,000
11,000,000	[2]	North Carolina State, (PT-413), 0.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	11,000,000
325,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	325,000

		TOTAL	20,825,000

		Ohio--1.7%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), 1.21% TOBs (Cleveland, OH Waterworks)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 12/10/2003	4,000,000
3,000,000		Huber Heights, OH, IDR, (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	3,000,000
3,610,000		Ohio HFA Multifamily Housing, MERLOTS, (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,610,000
2,625,000		Ohio HFA Multifamily Housing, MERLOTS, (Series 2000 AA), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,625,000
5,090,000		Ohio HFA Multifamily Housing, Variable Rate Certificates, (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	5,090,000
10,765,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	10,765,000
1,270,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2002), Weekly VRDNs (PPG Industries, Inc.)	1,270,000
4,000,000		Ohio State Water Development Authority, (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	4,000,000
2,500,000		Ohio Waste Development Authority Solid Waste, (Series 2000), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC)	2,500,000
1,000,000		Ohio Waste Development Authority Solid Waste, (Series 2002 A-4), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	1,000,000

		TOTAL	37,860,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oklahoma--0.3%
$6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	$6,000,000

		Oregon--0.8%
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000

		TOTAL	18,500,000

		Pennsylvania--1.2%
1,125,000		Pennsylvania EDFA, Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	1,125,000
10,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,000,000
6,400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B), Daily VRDNs (Children's Hospital of Philadelphia)/(J.P. Morgan Chase Bank and Westdeutsche Landesbank AG LIQs)	6,400,000

		TOTAL	28,025,000

		Rhode Island--0.6%
2,940,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS, (Series 2001-A31), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,940,000
5,045,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS, (Series 2001-A80), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,045,000
3,995,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,995,000
2,300,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,300,000

		TOTAL	14,280,000

		South Carolina--2.8%
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	20,000,000
575,000		Berkeley County, SC IDB, (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One N.A. (Ohio) LOC)	575,000
14,500,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	14,500,000
200,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.)	200,000
13,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--continued
$2,760,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$2,760,000
4,750,000		South Carolina Jobs-EDA Weekly VRDNs (Fenner Container, Inc.)/(SunTrust Bank LOC)	4,750,000
300,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	300,000
550,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	550,000
350,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	350,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
2,800,000		York County, SC IDA, (Series1989), Weekly VRDNs (Sediver, Inc.)/(BNP Paribas SA LOC)	2,800,000

		TOTAL	63,485,000

		Tennessee--1.0%
1,300,000		Cheatham County, TN IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,300,000
2,000,000		Covington, TN IDB, (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank N.A. LOC)	2,000,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds, (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
1,150,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,150,000
2,835,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, PUTTERs, (Series 334), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	2,835,000
7,755,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	7,755,000
500,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	500,000
4,000,000		Tullahoma, TN, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/ (SunTrust Bank LOC)	4,000,000

		TOTAL	22,540,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--11.6%
$19,620,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates, (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$19,620,000
12,000,000		Austin, TX Airport System, MERLOTS, (Series 2000J), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,990,000		Austin, TX Housing Finance Corp., (PT-1348) Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,990,000
5,000,000	[2]	Austin, TX, MERLOTS, (Series 2000-A26), 1.50% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,000,000
6,000,000		Brazos River Authority, TX, Trust Receipts, (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Energy)/(Bank of New York SWP)	6,000,000
6,495,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood Preserving, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,495,000
3,135,000		Dallas, TX Housing Finance Corp., (PT-1893) Weekly VRDNs (The Oaks III)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,135,000
12,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	12,055,000
9,000,000		Dallas-Fort Worth, TX International Airport, (PA-1061) Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
4,000,000		Dallas-Fort Worth, TX International Airport, (PA-1125R) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,000,000
10,370,000		Dallas-Fort Worth, TX International Airport, (PA-1145R) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	10,370,000
3,210,000		Dallas-Fort Worth, TX International Airport, MERLOTS, (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,210,000
3,915,000		Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Danske Bank A/S LIQ)	3,915,000
4,995,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERS, (Series 354), 1.12% TOBs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase Bank LIQ), Optional Tender 2/26/2004	4,995,000
2,495,000		Dallas-Fort Worth, TX International Airport, PUTTERS, (Series 336), Weekly VRDNs (FGIC INS)/(J. P. Morgan Chase Bank LIQ)	2,495,000
7,150,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERS, (Series 350), 1.15% TOBs (MBIA INS)/(J. P. Morgan Chase Bank LIQ), Optional Tender 2/12/2004	7,150,000
14,750,000		Dallas-Fort Worth, TX International Airport, Roaring Forks, (Series 2003-4), Weekly VRDNs (Financial Security Assurance, Inc., MBIA INS and Bank of New York LIQs)	14,750,000
6,410,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS, (Series 2001 A-40), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds, (Series 1999), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD)	$8,000,000
17,400,000		Harris County, TX HFDC, (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	17,400,000
7,033,000		Harris County, TX HFDC, Roaring Forks Certificates, (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	7,033,000
9,595,000		Houston, TX Airport System, MERLOTS, (Series 2001-B4), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	9,595,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Fleet National Bank LOC)	3,500,000
15,100,000		Midlothian, TX Industrial Development Corp., (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	15,100,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	10,000,000
3,765,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(Bank One N.A. (Chicago) LOC)	3,765,000
6,370,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS, (Series 2002-A53), 1.07% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	6,370,000
3,505,000		Texas State Department of Housing & Community Affairs, Variable Certificates, (Series 2001A), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	3,505,000
10,200,000		Texas State, 2.75% TRANs, 8/29/2003	10,211,709
15,630,000		Texas State, Variable Rate College Student Loan & Refunding Bonds, (Series 2003), 0.95% TOBs (Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 7/1/2004	15,630,000
4,675,000		Trinity River Authority of Texas, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas LOC)	4,675,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	264,224,709

		Utah--1.4%
28,800,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	28,800,000
2,250,000		Weber County, UT, 2.00% TRANs, 12/30/2003	2,257,813

		TOTAL	31,057,813

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Vermont--0.3%
$7,005,000	[2]	Vermont HFA, MERLOTS, (Series 2001-A91), 1.60% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	$7,005,000

		Virginia--2.3%
30,000		Alexandria, VA Redevelopment and Housing Authority, (Series 1996A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank N.V. LOC)	30,000
12,500,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	12,500,000
10,000,000		Halifax, VA IDA, MMMs, PCR, (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 9/10/2003	10,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.15% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/4/2003	5,000,000
7,500,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	7,500,000
7,125,000		Loudoun County, VA IDA, (Series 2001), Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A. LOC)	7,125,000
1,500,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	1,500,000
6,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	6,500,000
3,200,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	3,200,000

		TOTAL	53,355,000

		Washington--3.4%
6,990,000		Chelan County, WA Public Utility District No. 1, MERLOTS, (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,256,500		Energy Northwest, WA, Piper Certificates, (Series 2002C), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Bank of New York LIQ)	5,256,500
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
3,600,000		Port of Seattle, WA, (PT-1718) Weekly VRDNs (FGIC INS)/(Westdeutsche Landesbank AG LIQ)	3,600,000
8,600,000		Port of Seattle, WA, (PT-1780) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	8,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--continued
$2,495,000		Port of Seattle, WA, (PT-720) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	$2,495,000
4,450,000		Port of Seattle, WA, (PT-728) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
3,750,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	3,750,000
11,855,000	[2]	Spokane, WA Public Facilities District, MERLOTS, (Series 2001-A111), 1.60% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	11,855,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
6,025,000		Washington State Housing Finance Commission, (PT-1778) Weekly VRDNs (Quail Run Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,025,000
9,880,000	[2]	Washington State Public Power Supply System, MERLOTS, (Series 2000 A19), 1.55% TOBs (Energy Northwest, WA)/(MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,880,000

		TOTAL	77,251,500

		West Virginia--0.8%
1,730,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	1,730,000
9,500,000		Grant County, WV County Commission, PCRB, (Series 1994), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 9/8/2003	9,500,000
1,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds, (Series 1996), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 9/9/2003	1,500,000
4,970,000		South Charleston, WV, (PT-1637) Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,970,000

		TOTAL	17,700,000

		Wisconsin--0.7%
1,000,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank N.A., Cincinnati LOC)	1,000,000
3,125,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,125,000
1,785,000		La Crosse, WI IDA, (Series 2000), Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota N.A. LOC)	1,785,000
2,300,000		Milwaukee, WI, (Series 1997), 1.15% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	2,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin N.A. LOC)	$1,000,000
3,380,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,380,000
2,435,000		Wisconsin Housing & EDA, Trust Receipts, (Series 1997-18), Weekly VRDNs (Bank of New York LIQ)	2,435,000

		TOTAL	15,025,000

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)[3]	2,288,362,257

		OTHER ASSETS AND LIABILITIES -- NET--0.0%	468,263

		TOTAL NET ASSETS--100%	$2,288,830,520

Securities that are subject to alternative minimum tax represent 62.4% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.4%	4.6%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2003, these securities amounted to $245,776,929 which represents 10.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Cash Obligations Fund

July 31, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.2%
		Finance - Automotive--1.1%
$21,792,325		Household Automotive Trust 2003-1, Class A1, 1.240%, 5/17/2004	$21,792,325
12,405,862		Nissan Auto Receivables Owner Trust 2003-A, Class A1, 1.300%, 3/15/2004	12,405,862
25,018,643		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	25,018,643
3,527,621		Regions Auto Receivables Trust 2002-1, Class A1, 1.435%, 12/15/2003	3,527,621
10,599,303		Regions Auto Receivables Trust 2003-1, Class A1, 1.191%, 3/15/2004	10,599,303
12,582,875		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	12,582,875
5,631,307		WFS Financial Owner Trust 2003-1, Class A1, 1.310%, 2/20/2004	5,631,307
44,880,481		WFS Financial Owner Trust 2003-2, Class A1, 1.260%, 6/14/2004	44,880,481

		TOTAL	136,438,417

		Finance - Equipment--0.0%
6,163,004		CNH Equipment Trust 2002-B, Class A1, 1.406%, 12/9/2003	6,163,004

		Insurance--0.1%
13,000,000		Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.080%, 8/16/2004	13,000,000

		TOTAL ASSET-BACKED SECURITIES	155,601,421

		BANK NOTES--1.5%
		Banking--1.5%
87,229,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.060% - 1.075%, 8/29/2003 - 9/3/2003	87,147,877
100,000,000		Standard Federal Bank, N.A., 1.050%, 8/8/2003	100,000,000

		TOTAL BANK NOTES	187,147,877

		CERTIFICATES OF DEPOSIT--8.3%
		Banking--8.3%
3,000,000		Abbey National Bank PLC, London, 1.580%, 11/19/2003	3,003,206
136,000,000		Abbey National Treasury Services, PLC, 1.810% - 1.840%, 10/17/2003 - 10/20/2003	135,998,909
125,000,000		BNP Paribas SA, 1.295% - 1.142%, 3/3/2004 - 7/26/2004	124,989,261
45,000,000		Barclays Bank PLC, 0.900%, 12/22/2003	45,001,779
25,000,000		Citibank N.A., New York, 0.960%, 9/19/2003	25,000,000
125,000,000		Credit Agricole Indosuez, 1.240% - 1.330%, 4/26/2004 - 8/4/2004	124,988,785
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$175,000,000		Credit Suisse First Boston, 1.045% - 1.055%, 8/7/2003 - 10/14/2003	$175,000,256
88,000,000		Danske Bank A/S, 1.300%, 3/3/2004	88,000,000
25,000,000		HBOS Treasury Services PLC, 1.280%, 8/1/2003	25,000,000
26,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.360% - 1.950%, 10/24/2003 - 2/13/2004	26,000,000
15,000,000		Regions Bank, Alabama, 1.260%, 8/31/2004	15,000,000
71,000,000		Societe Generale, Paris, 1.305% - 1.410%, 2/3/2004 - 3/31/2004	71,011,354
45,000,000		Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	44,996,838
145,000,000		Toronto Dominion Bank, 0.950% - 1.060%, 9/18/2003 - 11/12/2003	145,017,711

		TOTAL CERTIFICATES OF DEPOSIT	1,049,008,099

		COLLATERALIZED LOAN AGREEMENTS--8.3%
		Banking--4.7%
600,000,000		CDC Financial Products, Inc., 1.225%, 8/1/2003	600,000,000

		Brokerage--3.6%
425,000,000		Citigroup Global Markets, Inc., 1.175% - 1.225%, 8/1/2003	425,000,000
25,000,000		Goldman Sachs & Co., 1.175%, 8/1/2003	25,000,000

		TOTAL	450,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,050,000,000

		COMMERCIAL PAPER--19.0%[1]
		Banking--3.9%
40,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.040%, 10/8/2003	39,921,422
50,000,000		Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial Bank of Commerce), 1.230%, 8/7/2003	49,989,750
26,000,000		HBOS Treasury Services PLC, 0.970%, 9/12/2003	25,970,577
50,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.210%, 10/7/2003	49,887,403
62,097,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.060% - 1.240%, 8/20/2003 - 1/14/2004	61,941,226
264,656,000		Tulip Funding Corp., 1.050% - 1.060%, 8/5/2003 - 9/29/2003	264,522,295

		TOTAL	492,232,673

		Consumer Products--1.5%
190,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.270% - 1.310%, 8/18/2003 - 2/17/2004	189,618,931

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Automotive--0.5%
$37,175,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 1.045%, 10/16/2003	$37,092,988
25,000,000		New Center Asset Trust, A1/P1 Series, 1.260%, 8/28/2003	24,976,375

		TOTAL	62,069,363

		Finance - Commercial--5.5%
165,000,000		Edison Asset Securitization LLC, 0.900% - 1.120%, 8/11/2003 - 12/8/2003	164,759,264
87,993,000		Falcon Asset Securitization Corp., 0.970%, 9/15/2003	87,886,308
305,000,000		Paradigm Funding LLC, 0.950% - 1.260%, 8/4/2003 - 8/28/2003	304,875,825
138,041,000		Yorktown Capital LLC, 0.950% - 1.040%, 9/19/2003 - 10/14/2003	137,778,033

		TOTAL	695,299,430

		Finance - Retail--2.9%
40,000,000		Barton Capital Corp., 1.040%, 1/9/2004	39,813,956
56,580,000		Jupiter Securitization Corp., 1.040%, 8/18/2003	56,552,213
25,263,000		Park Avenue Receivables Corp., 1.120%, 8/13/2003	25,253,568
249,000,000		Sheffield Receivables Corp., 1.050% - 1.100%, 8/4/2003 - 9/10/2003	248,882,720

		TOTAL	370,502,457

		Finance - Securities--2.0%
63,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.050%, 10/27/2003	62,840,138
174,500,000		Galaxy Funding Inc., 0.930% - 1.010%, 9/12/2003 - 9/26/2003	174,264,301
19,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.280%, 8/11/2003	18,993,244

		TOTAL	256,097,683

		Insurance--1.6%
199,000,000		AEGON Funding Corp., 1.040% - 1.240%, 8/15/2003 - 10/9/2003	198,714,522

		Oil & Oil Finance--0.5%
68,000,000		Shell Finance (UK) PLC, 1.840%, 9/9/2003 - 9/29/2003	67,813,342

		Retail--0.6%
70,000,000		Home Depot, Inc., 0.920% - 0.930%, 12/16/2003	69,753,019

		TOTAL COMMERCIAL PAPER	2,402,101,420

		CORPORATE BONDS--0.3%
		Retail--0.3%
41,850,000		Wal-Mart Stores, Inc., 4.375%, 8/1/2003	41,850,000

Principal Amount			Value
		CORPORATE NOTES--10.0%
		Banking--0.4%
$50,000,000		Deutsche Bank AG, 1.155%, 8/1/2003	$50,000,000

		Brokerage--6.8%
605,000,000		Goldman Sachs Group, Inc., 1.120% - 1.360%, 8/1/2003 -- 11/6/2003	605,000,000
250,000,000		Merrill Lynch & Co., Inc., 1.275%, 8/1/2003	250,000,000

		TOTAL	855,000,000

		Finance - Securities--2.3%
75,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.600%, 11/20/2003	75,000,000
75,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.110% - 1.290%, 4/15/2004 - 7/15/2204	75,000,000
145,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290% - 1.945%, 10/27/2003 -- 4/14/2003	144,993,103

		TOTAL	294,993,103

		Telecommunications--0.5%
65,000,000		SBC Communications, Inc., 4.180%, 6/5/2004	66,602,959

		TOTAL CORPORATE NOTES	1,266,596,062

		GOVERNMENT AGENCIES--2.5%
		Government Agencies--2.5%
195,000,000		Federal Home Loan Bank System, 1.250% - 1.410%, 3/8/2004 -- 7/2/2004	195,000,000
15,000,000		Federal Home Loan Mortgage Corp., 5.250%, 2/15/2004	15,308,872
99,000,000		Federal National Mortgage Association, 1.300% - 1.380%, 5/7/2004 - 8/31/2004	99,000,000

		TOTAL GOVERNMENT AGENCIES	309,308,872

		LOAN PARTICIPATION--0.7%
		Chemicals--0.6%
76,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.030% - 1.490%, 8/15/2003 - 12/29/2003	76,000,000

		Finance - Commercial--0.1%
16,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	16,700,000

		TOTAL LOAN PARTICIPATION	92,700,000

Principal Amount			Value
		NOTES - VARIABLE--36.6%[2]
		Banking--15.5%
$5,140,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 1.200%, 8/6/2003	$5,140,000
5,250,000		35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	5,250,000
5,232,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,232,000
96,000,000		Abbey National Treasury Services, PLC, Euro Medium Term Note, 1.290%, 8/14/2003	96,053,283
6,730,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	6,730,000
3,000,000		Alabama Paper Products LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,000,000
3,010,000		Alabama State IDA, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	3,010,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 1.300%, 8/7/2003	2,000,000
1,215,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	1,215,000
4,330,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	4,330,000
8,280,000		Anchor Holdings LLC, Series 2000, (U.S. Bank NA, Cincinnati LOC), 1.150%, 8/7/2003	8,280,000
5,620,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,620,000
10,555,000		Badger Mining Corp., (U.S. Bank N.A., Cincinnati LOC), 1.200%, 8/6/2003	10,555,000
25,000,000		Bank of New York Co., Inc., 1.090%, 8/27/2003	25,000,000
185,000,000		Barclays Bank PLC, 1.035%, 8/28/2003	184,966,177
1,900,000		Barker Property Management LLC, (Series 1998), (Wachovia Bank N.A. LOC), 1.150%, 8/6/2003	1,900,000
11,355,000		Barton Healthcare LLC, (American National Bank & Trust Co., Chicago LOC), 1.150%, 8/6/2003	11,355,000
2,200,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,200,000
186,500,000		Blue Heron Funding III, Inc, Series 3A, (Guaranteed by WestLB AG), 1.110%, 8/29/2003	186,500,000
35,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 8/26/2003	35,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$30,000,000		Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by WestLB AG), 1.110%, 8/21/2003	$30,000,000
3,440,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,440,000
5,915,000		Briarwood LP, Series 1999, (Bank One N.A. (Ohio) LOC), 1.210%, 8/7/2003	5,915,000
6,185,000		Brownsburg Christian Church, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.250%, 8/7/2003	6,185,000
3,240,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	3,240,000
1,110,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,110,000
4,200,000		CAM International LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	4,200,000
7,750,000		California Statewide Communities Development Authority, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/1/2003	7,750,000
2,515,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	2,515,000
5,854,000		Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.150%, 8/7/2003	5,854,000
48,374,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	48,374,000
4,085,000		Capital One Funding Corp., (Bank One, Wisconsin N.A. LOC), 1.150%, 8/7/2003	4,085,000
3,904,000		Capital One Funding Corp., Series 1993-A, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	3,904,000
7,435,000		Capital One Funding Corp., Series 1996-G, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	7,435,000
11,318,000		Capital One Funding Corp., Series 2001-B, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	11,318,000
2,595,000		Casna LP, Series 1997, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	2,595,000
8,040,000		Cedarville College, Series 1998, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	8,040,000
3,990,000		Charapp Family Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	3,990,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$6,555,000		Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.120%, 8/7/2003	$6,555,000
9,700,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	9,700,000
10,500,000		Citywide Development Corp., (Bank One, West Virginia N.A. LOC), 1.200%, 8/7/2003	10,500,000
3,450,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,450,000
5,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 1.170%, 8/6/2003	5,900,000
8,090,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.230%, 8/7/2003	8,090,000
11,865,000		Community Centre Group of Cos., (Comerica Bank LOC), 1.200%, 8/7/2003	11,865,000
15,000,000		Cook County, IL, Series 2002 A, 1.150%, 8/6/2003	15,000,000
4,300,000		Davis Industries, Inc., (Comerica Bank LOC), 1.150%, 8/7/2003	4,300,000
5,000,000		Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,000,000
5,700,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	5,700,000
2,580,000		Elliott Aviation, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.200%, 8/6/2003	2,580,000
5,270,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	5,270,000
955,000		Elsinore Properties, LP, Series 1998, (Fifth Third Bank, Cincinnati LOC), 1.120%, 8/7/2003	955,000
3,175,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,175,000
4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 1.220%, 8/7/2003	4,000,000
340,000		Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	340,000
2,250,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,250,000
5,760,000		Franklin County, OH, Edison Welding, Series 1995, (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	5,760,000
1,200,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 1.150%, 8/6/2003	1,200,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$6,010,000		Freeport, IL, (U.S. Bank N.A., Cincinnati LOC), 1.120%, 8/7/2003	$6,010,000
2,270,000		Galasso Materials LLC and Galasso Holdings LLC, Series 1998, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	2,270,000
3,360,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	3,360,000
3,500,000		Gary, In Redevelopment District, (American National Bank & Trust Co., Chicago LOC), 1.220%, 8/7/2003	3,500,000
4,800,000		Georgia Ports Authority, Colonel's Island Terminal Project, Series 1996-A, Revenue Bonds, (SunTrust Bank LOC), 1.100%, 8/6/2003	4,800,000
1,270,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	1,270,000
4,280,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	4,280,000
1,785,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 1.300%, 8/7/2003	1,785,000
2,880,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 1.300%, 8/7/2003	2,880,000
235,000,000		HBOS Treasury Services PLC, 1.130% - 1.280%, 8/19/2003 -- 9/24/2003	235,062,096
2,430,000		Harvey A. Tolson, (U.S. Bank NA, Cincinnati LOC), 1.200%, 8/7/2003	2,430,000
3,550,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 1.250%, 8/7/2003	3,550,000
9,485,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	9,485,000
4,830,000		Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	4,830,000
6,235,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	6,235,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	3,085,000
4,200,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 1.140%, 8/7/2003	4,200,000
8,825,000		Ilsco Corp., (U.S. Bank NA, Cincinnati LOC), 1.150%, 8/7/2003	8,825,000
9,000,000		Interlock Realty Co., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	9,000,000
1,455,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	1,455,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,055,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 1.120%, 8/7/2003	$4,055,000
4,300,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 1.150%, 8/7/2003	4,300,000
1,715,000		Kent Capital LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,715,000
2,500,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,500,000
8,500,000		KinderCare Learning Centers, Inc., Series B, (J.P. Morgan Chase Bank LOC), 1.250%, 8/6/2003	8,500,000
1,770,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 1.100%, 8/6/2003	1,770,000
4,295,000		Kite Rubloff, Logansport LLC, (National City Bank, Ohio LOC), 1.280%, 8/7/2003	4,295,000
4,050,000		LCO Ventures LLC, (Fleet National Bank LOC), 1.200%, 8/6/2003	4,050,000
2,000,000		Landesbank Baden-Wuerttemberg, 1.005%, 9/22/2003	1,999,887
3,005,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,005,000
3,880,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.200%, 8/7/2003	3,880,000
5,000,000		Los Angeles, CA, MERLOTS, Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 1.200%, 8/6/2003	5,000,000
30,670,000		M/S Land LLC, (Bank One, Illinois N.A. LOC), 1.200%, 8/7/2003	30,670,000
4,000,000		MBE Investment Co. LLC, EH Investment Company Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.150%, 8/7/2003	4,000,000
55,000,000	[3]	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.170%, 9/29/2003	55,000,000
8,500,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	8,500,000
1,195,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 1.200%, 8/7/2003	1,195,000
3,000,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,000,000
4,100,000		Mile Bluff Clinic Building Partnership, (U.S. Bank NA, Cincinnati LOC), 1.200%, 8/6/2003	4,100,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,400,000		Mississippi Business Finance Corp., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$1,400,000
2,460,000		Mississippi Business Finance Corp., (Bank One, Illinois N.A. LOC), 1.150%, 8/7/2003	2,460,000
3,000,000		Multicraft International LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,000,000
4,055,000		Nassau County, NY IDA, Tweezerman Corp. Project, Series 2003, (Fleet National Bank LOC), 1.200%, 8/6/2003	4,055,000
2,600,000		New Berlin, WI, Sunraider LLC Series 1997B, (Bank One, Wisconsin N.A. LOC), 1.200%, 8/7/2003	2,600,000
3,300,000		New Jersey EDA, Morey Organization, Inc. Project Series 1997, (Wachovia Bank N.A. LOC), 1.150%, 8/6/2003	3,300,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 1.220%, 8/6/2003	2,565,000
5,450,000		Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	5,450,000
39,040,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	39,040,000
6,415,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	6,415,000
3,175,000		Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham LOC), 1.120%, 8/7/2003	3,175,000
3,785,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	3,785,000
4,245,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	4,245,000
2,600,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,600,000
6,640,000		Pepin Distributing Co., (Wachovia Bank N.A. LOC), 1.100%, 8/7/2003	6,640,000
760,000		Poseyville, IN, North American Green, Series 1999, (Fifth Third Bank, Cincinnati LOC), 1.120%, 8/7/2003	760,000
6,755,000		R & J Investment Co., (Bank One N.A. (Ohio) LOC), 1.200%, 8/7/2003	6,755,000
3,160,000		Riverchase Country Club, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,160,000
6,115,000		Royal Wine Corp. and KFP International Ltd., (Series 1998), (Key Bank, N.A. LOC), 1.200%, 8/7/2003	6,115,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,279,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.140%, 8/7/2003	$1,279,000
7,650,000		Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	7,650,000
22,500,000		Seeber USA, LLP, Series 2000, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	22,500,000
5,940,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,940,000
5,690,000		Sioux-Preme Packing Co., (U.S. Bank NA, Cincinnati LOC), 1.200%, 8/6/2003	5,690,000
40,000,000		Societe Generale, Paris, 1.040%, 8/28/2003	39,992,687
2,905,000		Solon Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	2,905,000
4,795,000		Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	4,795,000
9,725,000		Stow-Glen Properties LLC, (U.S. Bank NA, Cincinnati LOC), 1.250%, 8/7/2003	9,725,000
920,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	920,000
2,765,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,765,000
2,420,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,420,000
510,000		Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 1.100%, 8/6/2003	510,000
3,285,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,285,000
116,025,000		Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 8/6/2003	116,025,000
3,005,000		Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.120%, 8/6/2003	3,005,000
805,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.216%, 8/7/2003	805,000
2,695,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,695,000
3,430,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	3,430,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,838,700		Valleydale Baptist Church, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$1,838,700
555,000		Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	555,000
5,575,000		Vista Grande Villa, (Lasalle Bank, N.A. LOC), 1.200%, 8/7/2003	5,575,000
6,325,000		WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	6,325,000
4,300,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 8/7/2003	4,300,000
3,700,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,700,000
6,240,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	6,240,000
110,000,000		Wells Fargo & Co., 1.110% - 1.150%, 8/4/2003 -- 8/14/2003	110,000,000
60,000,000		Wells Fargo Bank, N.A., 1.040%, 2/3/2004	60,000,000
6,795,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank LOC), 1.120%, 8/7/2003	6,795,000
50,000,000		WestLB AG, 1.040%, 8/1/2003	50,000,000
2,000,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,000,000
10,620,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	10,620,000
5,800,000		Winder-Barrow Industrial Building Authority, (SunTrust Bank LOC), 1.100%, 8/6/2003	5,800,000

		TOTAL	1,962,328,830

		Brokerage--4.9%
355,300,000		Merrill Lynch & Co., Inc., 1.060% - 1.470%, 8/1/2003	355,502,654
266,000,000		Morgan Stanley, 1.130%, 8/1/2003	266,000,000

		TOTAL	621,502,654

		Finance - Commercial--5.2%
285,000,000		Compass Securitization LLC, 1.051% - 1.060%, 8/12/2003 -- 9/17/2003	284,998,129
4,000,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 1.150%, 8/7/2003	4,000,000
285,500,000		General Electric Capital Corp., 1.131% - 1.305%, 8/1/2003 -- 8/28/2003	285,526,190
80,000,000		Paradigm Funding LLC, 1.060%, 8/28/2003	80,000,000

		TOTAL	654,524,319

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Finance - Retail--1.2%
$45,000,000		Holmes Financing (No. 7) PLC, A1, 1.067%, 8/15/2003	$45,000,000
50,000,000		Permanent Financing (No. 2) PLC, Series 2, 1A, 1.070%, 8/11/2003	50,000,000
50,000,000		Sheffield Receivables Corp., 1.061%, 8/20/2003	50,000,000

		TOTAL	145,000,000

		Finance - Securities--6.4%
246,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.150%, 8/1/2003	245,988,280
245,500,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.057% - 1.087%, 8/1/2003 - 8/15/2003	245,474,663
318,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.056% - 1.090%, 8/14/2003 - 12/10/2003	317,984,941

		TOTAL	809,447,884

		Government Agency--0.1%
5,120,000		Acton Assisted Living LLC, Series 2000, (Federal Home Loan Bank of Pittsburgh LOC), 1.150%, 8/7/2003	5,120,000
4,200,000		Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of Cincinnati LOC), 1.200%, 8/7/2003	4,200,000
5,600,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	5,600,000
970,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	970,000

		TOTAL	15,890,000

		Insurance--3.3%
24,000,000		Allstate Life Insurance Co., 1.231% - 1.260%, 8/1/2003	24,000,000
43,000,000		GE Life and Annuity Assurance Co., 1.120% - 1.380%, 8/1/2003 - 9/2/2003	43,000,000
10,000,000		Hartford Life Insurance Co., 1.450%, 9/2/2003	10,000,000
22,000,000		Jackson National Life Insurance Co., 1.190%, 8/22/2003	22,000,000
45,000,000		Metropolitan Life Insurance Co., 1.250% - 1.470%, 8/1/2003 - 10/1/2003	45,000,000
54,000,000		Monumental Life Insurance Co., 1.230% - 1.420%, 8/1/2003 - 8/29/2003	54,000,000
50,000,000		New York Life Insurance Co., 1.380%, 8/1/2003 - 8/28/2003	50,000,000
9,900,000		Oberthur Gaming Technologies Corp., Series 2002-A, (GE Capital Assurance Co. LOC), 1.150%, 8/6/2003	9,900,000
15,000,000		Premium Asset Trust, Series 2001-10, (GE Life and Annuity Assurance Co. LOC), 1.470%, 8/14/2003	15,002,858
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Insurance--continued
$20,000,000		Premium Asset Trust, Series 2003-6, (GE Capital Assurance Co. LOC), 1.140%, 9/2/2003	$19,989,968
15,000,000		Protective Life Insurance Co., 1.460%, 8/1/2003	15,000,000
36,995,000		Santa Monica Community College District, Series 2001 D, (AMBAC INS), 1.150%, 8/7/2003	36,995,000
25,000,000		Security Life of Denver Insurance Co., 1.210% - 1.279%, 9/16/2003 - 10/27/2003	25,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.254%, 10/7/2003	25,000,000
20,000,000		Travelers Insurance Co., 1.214%, 9/2/2003	20,000,000

		TOTAL	414,887,826

		TOTAL NOTES - VARIABLE	4,623,581,513

		MUTUAL FUND--0.4%
		Asset Management--0.4%
50,000,000		Nations Money Market Reserves	50,000,000

		TIME DEPOSIT--3.2%
		Banking--3.2%
$400,000,000		UBS AG, 1.020%, 8/1/2003	400,000,000

		REPURCHASE AGREEMENTS--9.2%
100,000,000		Interest in $910,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 3/15/2031	100,000,000
300,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $300,008,917 on 8/1/2003, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 5/15/2013	300,000,000
100,000,000		Interest in $175,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.920%, dated 7/31/2003, to be repurchased at $100,002,556 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/28/2008	100,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$663,443,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $663,463,825 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	$663,443,000

		TOTAL REPURCHASE AGREEMENTS	1,163,443,000

		TOTAL INVESTMENTS--101.2% (AT AMORTIZED COST)[4]	12,791,338,264

		OTHER NET ASSETS AND LIABILITIES - NET--(1.2)%	(153,763,955)

		TOTAL NET ASSETS--100%	$12,637,574,309

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2003, these securities amounted to $55,000,000 which represents 0.4% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Options Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Value Obligations Fund

July 31, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--0.5%
$3,316,152		Capital One Auto Finance Trust 2002-C, Class A1, 1.434%, 12/15/2003	$3,316,152
19,022,321		Nissan Auto Receivables Owner Trust 2003-A, Class A1, 1.300%, 3/15/2004	19,022,321
20,551,029		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	20,551,028
4,416,376		Regions Auto Receivables Trust 2003-1, Class A1, 1.191%, 3/15/2004	4,416,376
5,392,661		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	5,392,661
8,281,333		WFS Financial Owner Trust 2003-1, Class A1, 1.310%, 2/20/2004	8,281,333

		TOTAL	60,979,871

		Finance - Equipment--0.6%
2,185,524		Bank of America Lease Equipment Trust 2002-A, Class A1, 1.438%, 12/22/2003	2,185,524
6,229,993		CNH Equipment Trust 2002-B, Class A1, 1.406%, 12/9/2003	6,229,993
61,607,402		CNH Equipment Trust 2003-A, Class A1, 1.262%, 6/11/2004	61,607,402

		TOTAL	70,022,919

		TOTAL ASSET-BACKED SECURITIES	131,002,790

		BANK NOTES--0.3%
		Banking--0.3%
34,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.075%, 9/3/2003	33,966,496

		CERTIFICATES OF DEPOSIT--7.0%
		Banking--7.0%
74,000,000		Abbey National Treasury Services, PLC, 1.810% - 1.840%, 10/17/2003 - 10/20/2003	73,998,909
65,000,000		BNP Paribas SA, 1.142%, 7/26/2004	64,991,970
35,000,000		Barclays Bank PLC, 0.900%, 12/22/2003	35,001,384
216,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.070% - 1.280%, 8/11/2003 - 10/15/2003	216,001,230
50,000,000		Canadian Imperial Bank of Commerce, 1.295%, 8/11/2003	50,000,000
75,000,000		Credit Agricole Indosuez, 1.240%, 8/4/2004	74,992,471
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$38,000,000		Credit Suisse First Boston, 1.045%, 10/14/2003	$38,000,389
95,000,000		Danske Bank A/S, 1.300%, 3/3/2004	95,000,000
50,000,000		HBOS Treasury Services PLC, 1.280%, 8/1/2003	50,000,000
25,000,000		Societe Generale, Paris, 1.305%, 3/31/2004	25,009,011
50,000,000		Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	49,996,487
25,000,000		Toronto Dominion Bank, 1.060%, 11/12/2003	25,011,386
50,000,000		Wilmington Trust Co., 1.050%, 10/21/2003	50,000,000

		TOTAL CERTIFICATES OF DEPOSIT	848,003,237

		COLLATERILIZED LOAN AGREEMENTS--20.3%
		Banking--11.2%
250,000,000		Deutsche Bank Securities, Inc., 1.185% - 1.255%, 8/1/2003	250,000,000
150,000,000		Greenwich Capital Markets, Inc., 1.250%, 8/1/2003	150,000,000
320,000,000		HSBC Securities, Inc., 1.225% - 1.275%, 8/1/2003	320,000,000
420,000,000		J.P. Morgan Securities, Inc., 1.225%, 8/1/2003	420,000,000
220,000,000		Wachovia Securities, Inc., 1.225%, 8/1/2003	220,000,000

		TOTAL	1,360,000,000

		Brokerage--9.1%
350,000,000		Citigroup Global Markets, Inc., 1.175% - 1.225%, 8/1/2003	350,000,000
55,000,000		Goldman Sachs & Co., 1.175%, 8/1/2003	55,000,000
100,000,000		Lehman Brothers, Inc., 1.305%, 8/1/2003	100,000,000
210,000,000		Merrill Lynch, Pierce, Fenner and Smith, 1.165% - 1.205%, 8/1/2003	210,000,000
400,000,000		Morgan Stanley & Co., Inc., 1.150% - 1.205%, 8/1/2003 - 8/13/2003	400,000,000

		TOTAL	1,115,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,475,000,000

		COMMERCIAL PAPER--14.3%[1]
		Banking--4.3%
136,900,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.060%, 8/22/2003 - 10/15/2003	136,761,608
60,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.050%, 8/11/2003	59,982,500
100,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 1.045%, 10/10/2003	99,796,806
60,000,000		HBOS Treasury Services PLC, 0.970%, 9/12/2003	59,932,100
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Banking--continued
$49,658,000		Ivory Funding Corp., 1.050% - 1.240%, 8/12/2003 - 8/15/2003	$49,638,006
22,000,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.060%, 1/14/2004	21,892,469
100,000,000		Tulip Funding Corp., 1.050%, 8/5/2003	99,988,333

		TOTAL	527,991,822

		Consumer Products--0.4%
50,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.310%, 2/17/2004	49,636,111

		Finance - Automotive--3.2%
130,000,000		DaimlerChrysler North America Holding Corp., 1.260% - 1.270%, 10/9/2003 - 10/10/2003	129,682,667
37,000,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 1.045%, 10/16/2003	36,918,374
75,000,000		FCAR Auto Loan Trust, A1+/P1 Series,.950%, 9/17/2003	74,906,979
123,000,000		Ford Motor Credit Co., 1.240% - 1.480%, 8/1/2003 - 9/19/2003	122,927,695
20,000,000		New Center Asset Trust, A1/P1 Series, 1.230%, 8/7/2003	19,995,900

		TOTAL	384,431,615

		Finance - Commercial--3.7%
247,340,000		CIT Group, Inc., 1.050% - 1.065%, 9/12/2003 - 10/21/2003	246,871,776
100,000,000		GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.120%, 8/12/2003	99,965,778
100,000,000		Yorktown Capital LLC, 0.950% - 1.040%, 9/17/2003 - 10/14/2003	99,831,097

		TOTAL	446,668,651

		Finance - Equipment--1.0%
1,700,000		John Deere Bank S.A., (Guaranteed by John Deere Capital Corp.), 1.410%, 8/1/2003	1,700,000
61,400,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 1.160% - 1.370%, 8/5/2003 - 9/8/2003	61,387,343
46,100,000		John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 1.210% - 1.410%, 8/1/2003 - 9/8/2003	46,088,218
10,400,000		John Deere Finance S.A., (Guaranteed by John Deere Capital Corp.), 1.220%, 9/18/2003	10,383,083

		TOTAL	119,558,644

		Finance - Retail--0.2%
27,700,000		Household Finance Corp.,.940%, 9/16/2003	27,666,729

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Securities--0.5%
$64,000,000		Galaxy Funding Inc., 0.980%, 9/15/2003	$63,921,600

		Food & Beverage--0.3%
21,900,000		General Mills, Inc., 1.110% - 1.120%, 8/11/2003 - 9/18/2003	21,886,056
10,000,000		Sara Lee Corp., 1.060%, 8/7/2003	9,998,233

		TOTAL	31,884,289

		Insurance--0.4%
46,500,000		AEGON Funding Corp., 1.240%, 8/15/2003	46,477,577

		Retail--0.3%
40,600,000		Safeway, Inc., 1.150% - 1.250%, 8/8/2003 - 9/10/2003	40,577,910

		TOTAL COMMERCIAL PAPER	1,738,814,948

		CORPORATE NOTES--10.6%
		Banking--1.2%
150,000,000		Deutsche Bank AG, 1.155%, 8/1/2003	150,000,000

		Brokerage--4.4%
330,000,000		Bear Stearns Cos., Inc., 1.275%, 8/1/2003	330,000,000
50,000,000		Goldman Sachs Group, Inc., 1.120% - 1.260%, 9/12/2003 - 11/6/2003	50,000,000
150,000,000		Merrill Lynch & Co., Inc., 1.275%, 8/1/2003	150,000,000

		TOTAL	530,000,000

		Finance - Securities--4.5%
396,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.910%, 10/24/2003 - 3/26/2004	395,998,641
25,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.290%, 4/15/2004	25,000,000
130,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290% - 1.892%, 10/23/2003 - 4/13/2004	129,998,019

		TOTAL	550,996,660

		Municipal--0.1%
9,000,000		Hudson County, NJ, 2.750%, 9/26/2003	9,004,043

		Telecommunications--0.4%
50,000,000		SBC Communications, Inc., 4.180%, 6/5/2004	51,233,045

		TOTAL CORPORATE NOTES	1,291,233,748

Principal Amount			Value
		GOVERNMENT AGENCIES--3.2%
		Government Agency--3.2%
$182,500,000		Federal Home Loan Bank System, 1.250% - 1.400%, 3/8/2004 - 7/2/2004	$182,500,000
96,500,000		Federal Home Loan Mortgage Corp., 5.250%, 2/15/2004	98,534,585
105,000,000		Federal National Mortgage Association, 1.300% - 1.380%, 5/7/2004 - 8/31/2004	105,000,000

		TOTAL GOVERNMENT AGENCIES	386,034,585

		LOAN PARTICIPATION--2.4%
		Chemicals--0.7%
85,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.100% - 1.490%, 8/15/2003 - 12/29/2003	85,000,000

		Finance - Automotive--0.7%
81,900,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.650%, 8/1/2003	81,900,000
3,800,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 1.650%, 8/1/2003	3,800,000

		TOTAL	85,700,000

		Finance - Commercial--0.2%
30,200,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	30,200,000

		Finance - Retail--0.8%
98,000,000		Countrywide Home Loans, Inc., 1.090% - 1.120%, 8/12/2003 - 8/29/2003	98,000,000

		TOTAL LOAN PARTICIPATION	298,900,000

		MUNICIPAL--0.0%
		Banking--0.0%
785,000		Colorado Health Facilities Authority, Series B, (Bank One, Colorado LOC), 1.250%, 8/7/2003	785,000

		NOTES - VARIABLE--30.8%[2]
		Banking--15.0%
4,410,000		4 C's LLC, Series 1998, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	4,410,000
2,830,000		AC, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,830,000
4,885,000		AW Mobile LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 1.110%, 8/1/2003	4,885,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$365,000		Alabama State IDA, (Nichols Research Corp.), (SouthTrust Bank of Alabama, Birmingham LOC), 1.160%, 8/1/2003	$365,000
95,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.200%, 8/7/2003	95,000
2,000,000		Alexander Development I, LLC, Series 2003, (Union Planters Bank, N.A., Memphis, TN LOC), 1.416%, 8/7/2003	2,000,000
1,086,000		American Health Care Centers, Inc., Series 1998, (FirstMerit Bank, N.A. LOC), 1.140%, 8/7/2003	1,086,000
2,100,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,100,000
8,895,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	8,895,000
3,910,000		BBF LLC, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	3,910,000
6,000,000		BMW Investments, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 8/1/2003	6,000,000
5,000,000		Baramax LLC, Series 2002, (Commerce Bank NA, Cherry Hill, NJ LOC), 1.300%, 8/6/2003	5,000,000
7,455,000		Bethesda Country Club, Inc., Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	7,455,000
1,155,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,155,000
6,200,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	6,200,000
254,000,000		Blue Heron Funding III, Inc, Series 3A, (Guaranteed by WestLB AG), 1.110%, 8/29/2003	254,000,000
92,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 8/26/2003	92,000,000
27,000,000		Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by WestLB AG), 1.110%, 8/21/2003	27,000,000
2,145,000		Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,145,000
2,690,000		Bon Secour Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,690,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$7,350,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.200%, 8/1/2003	$7,350,000
9,500,000		Brittany Bay Partners II Ltd., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.250%, 8/7/2003	9,500,000
6,480,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	6,480,000
2,993,000		CC Properties LLC, Series 2002 A, Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,993,000
3,828,000		CC Properties LLC, Series 2002 B, Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,828,000
8,725,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.266%, 8/6/2003	8,725,000
1,460,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.216%, 8/7/2003	1,460,000
17,769,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	17,769,000
12,831,000		Capital One Funding Corp., (Bank One, Illinois N.A. LOC), 1.150%, 8/7/2003	12,831,000
6,284,000		Capital One Funding Corp., Series 1996-C, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	6,284,000
790,000		Carmel, IN, Telamon Corp., Series A, (Huntington National Bank, Columbus, OH LOC), 1.266%, 8/7/2003	790,000
730,000		Carmel, IN, Telamon Corp., Series B, (Huntington National Bank, Columbus, OH LOC), 1.266%, 8/7/2003	730,000
3,600,000		Cattail Creek Country Club, Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	3,600,000
5,110,000		Century Drive Associates, Series 2001, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.250%, 8/6/2003	5,110,000
21,000,000		Charlie N. McGlamry, Series 2003, (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	21,000,000
1,000,000		Christian Life Assembly of the Assemblies of God, Series 2003, (Fulton Bank LOC), 1.250%, 8/7/2003	1,000,000
12,095,000		Church at Brook Hills, (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 8/1/2003	12,095,000
5,180,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.200%, 8/7/2003	5,180,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,905,000		Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 1.154%, 8/7/2003	$4,905,000
3,900,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,900,000
7,000,000		Commercial Contractors, Inc., Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	7,000,000
8,950,000		Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.260%, 8/1/2003	8,950,000
1,525,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,525,000
6,970,000		Continental Downtown Properties, Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	6,970,000
9,500,000		Cullman Shopping Center, Inc., Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	9,500,000
4,570,000		DLR Investments, Inc., Series 2000, Ripley Crossing Project, (Bank One, Indiana N.A. LOC), 1.200%, 8/7/2003	4,570,000
5,310,000		Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	5,310,000
7,210,000		Dewberry IV LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	7,210,000
7,860,000		ERC Real Estate LLC, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	7,860,000
105,000		Edgefield County, SC, Series 1997, (Bondex Inc Project), (HSBC Bank USA LOC), 1.250%, 8/7/2003	105,000
3,770,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	3,770,000
4,800,000		Engle Printing & Publishing, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	4,800,000
5,853,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,853,000
8,615,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.170%, 8/7/2003	8,615,000
3,394,000		Frank Parsons Paper Co., Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	3,394,000
1,190,000		Franklin County, PA IDA, Series 2001B, Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	1,190,000
3,680,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	3,680,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$2,172,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$2,172,000
3,160,000		Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 8/1/2003	3,160,000
5,825,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	5,825,000
3,415,000		Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois LOC), 1.110%, 8/7/2003	3,415,000
7,210,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 1.250%, 8/7/2003	7,210,000
14,700,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000 A, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/6/2003	14,700,000
1,975,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000B, (U.S. Bank N.A., Cincinnati LOC), 1.100%, 8/6/2003	1,975,000
1,020,000		Guilford Capital LLC, Series 2002 - D, (Regions Bank, Alabama LOC), 1.300%, 8/7/2003	1,020,000
3,335,000		Guilford Capital LLC, Series 2002 - E, (Regions Bank, Alabama LOC), 1.300%, 8/7/2003	3,335,000
4,990,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 1.160%, 8/7/2003	4,990,000
222,000,000		HBOS Treasury Services PLC, 1.130% - 1.280%, 8/19/2003 - 9/5/2003	222,058,685
8,270,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	8,270,000
8,500,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 8/1/2003	8,500,000
12,600,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	12,600,000
4,645,000		Hazlet Manor Associates, Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	4,645,000
9,185,000		Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/Illinois LOC), 1.110%, 8/7/2003	9,185,000
9,145,000		Healthcare Network Properties LLC, Series A, (National City Bank, Michigan/Illinois LOC), 1.110%, 8/7/2003	9,145,000
19,080,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	19,080,000
875,000		Ilsco Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	875,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,800,000		Indian Hills Country Club, Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$3,800,000
1,075,000		J.W. Harris, Series 1999 & 2000, (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	1,075,000
15,415,000		JFK Family Borrowing, LLP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	15,415,000
6,200,000		Jack W. Kidd, Series 2003, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	6,200,000
7,446,290		Katie Realty LLC, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	7,446,290
4,185,000		Kenwood Country Club, Inc., Series 1999, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 8/7/2003	4,185,000
4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.450%, 8/7/2003	4,000,000
6,820,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 1.120%, 8/1/2003	6,820,000
3,080,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.200%, 8/7/2003	3,080,000
5,125,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,125,000
45,000,000	[3]	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.170%, 9/29/2003	45,000,000
5,105,000		Mac Churchill Properties North Ltd., Series 2002, (SouthTrust Bank of Alabama, Birmingham LOC), 1.310%, 8/1/2003	5,105,000
4,250,000		Marion County, FL IDA, (Amsouth Bank N.A., Birmingham LOC), 1.250%, 8/7/2003	4,250,000
12,000,000		Maryland Industrial Development Financing Authority, Avalon Pharmaceutical, Inc., Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	12,000,000
3,645,000		Maryland Industrial Development Financing Authority, Gen-Vec, Inc. Facility, Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	3,645,000
21,610,000		Maryland State Economic Development Corp., Human Genome, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	21,610,000
210,000		Maryland State Economic Development Corp., Pharmaceutics International, Inc. Series 2001-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	210,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$16,000,000		Maryland State Economic Development Corp., Series 2001A, Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	$16,000,000
6,120,000		Maryland State Economic Development Corp., Shire Us Inc., Series 2000 A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	6,120,000
114,000		Maryland State IDFA, Human Genome, Series1994, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.030%, 8/4/2003	114,000
2,980,000		Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 8/1/2003	2,980,000
3,560,000		McClatchy-Avondale Corp., Series1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.150%, 8/5/2003	3,560,000
7,190,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.160%, 8/1/2003	7,190,000
10,855,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.150%, 8/7/2003	10,855,000
4,410,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	4,410,000
3,110,000		Montgomery, AL IDB, (SouthTrust Bank of Alabama, Birmingham LOC), 1.150%, 8/7/2003	3,110,000
10,025,000		Mountain Christian Church, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	10,025,000
4,160,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	4,160,000
7,375,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.170%, 8/7/2003	7,375,000
8,250,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.120%, 8/7/2003	8,250,000
3,295,000		Oaklawn Hospital, MI, Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.100%, 8/6/2003	3,295,000
4,920,000		Old South Country Club, Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	4,920,000
7,400,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	7,400,000
19,040,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 1.166%, 8/7/2003	19,040,000
2,782,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,782,500
19,000,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 1.166%, 8/7/2003	19,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$8,630,000		Perfect Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$8,630,000
3,539,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank NA, Cincinnati LOC), 1.150%, 8/7/2003	3,539,000
8,550,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	8,550,000
41,100,000		Riderwood Village, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/7/2003	41,100,000
2,200,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	2,200,000
1,400,000		Room One Corp., Series 2001, (Fulton Bank LOC), 1.500%, 8/1/2003	1,400,000
700,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.140%, 8/7/2003	700,000
21,190,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	21,190,000
20,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	20,000,000
8,535,000		Smith Land Improvement Corp., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	8,535,000
30,000,000		Societe Generale, Paris, 1.040%, 8/28/2003	29,994,515
4,500,000		Southwest Atlanta E.O.C., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.170%, 8/7/2003	4,500,000
15,590,000		Spectra Gases, Inc., (Commerce Bank NA, Cherry Hill, NJ LOC), 1.250%, 8/6/2003	15,590,000
7,765,000		Spencer Cos., Inc., Series 2001, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	7,765,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.150%, 8/7/2003	3,200,000
1,550,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	1,550,000
5,895,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	5,895,000
500,000		Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 8/6/2003	500,000
1,575,000		Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 8/6/2003	1,575,000
11,350,000		Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	11,350,000
10,300,000		Test Associates, Series 2002, (Fulton Bank LOC), 1.250%, 8/7/2003	10,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,775,000		Thomas Pipe and Steel LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$4,775,000
4,000,000		Thomaston-Upson County, GA IDA, Atlantic Paper & Foil Project, (RBC Centura Bank LOC), 1.270%, 8/7/2003	4,000,000
5,525,000		Town Development, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	5,525,000
1,960,000		Trevecca Nazarene University, (SunTrust Bank LOC), 1.100%, 8/6/2003	1,960,000
15,000,000	[3]	URI Trust, Series 2000-1, (UBS AG Swap Agreement), 1.110%, 9/18/2003	15,000,000
3,300,000		University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 1.300%, 8/1/2003	3,300,000
1,700,000		Village Green Finance Co. LLC, Series 1997, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	1,700,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project, Series 2000, (Lasalle Bank, N.A. LOC), 1.170%, 8/6/2003	12,360,000
87,000		Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/7/2003	87,000
2,775,000		Vulcan, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,775,000
12,250,000		WCN Properties, Inc., Series 2, (Fulton Bank LOC), 1.250%, 8/7/2003	12,250,000
9,527,500		WCN Properties, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	9,527,500
112,000,000		Wells Fargo & Co., 1.110% - 1.150%, 8/4/2003 - 8/14/2003	112,000,000
65,000,000		Wells Fargo Bank, N.A., 1.040%, 8/1/2003	65,000,000
7,005,000		West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	7,005,000
25,000,000		WestLB AG, 1.040%, 8/1/2003	25,000,000
14,990,000		William Hill Manor, Inc., Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	14,990,000
7,830,000		Wilsbach Distributors, Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/6/2003	7,830,000
225,000		York County, PA IDA, U L Holdings, LLC, Series 2000 B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	225,000
16,800,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	16,800,000

		TOTAL	1,821,939,490

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--2.3%
$50,000,000		Citigroup Global Markets Holdings, Inc., 1.371%, 8/18/2003	$50,006,788
205,500,000		Merrill Lynch & Co., Inc., 1.235% - 1.380%, 8/1/2003 - 8/11/2003	205,671,070
25,000,000		Morgan Stanley, 1.130%, 8/1/2003	25,000,000

		TOTAL	280,677,858

		Finance - Automotive--0.4%
44,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.664%, 8/1/2003	43,876,483

		Finance - Commercial--3.3%
175,000,000		Compass Securitization LLC, 1.051% - 1.060%, 8/11/2003 - 9/18/2003	174,997,789
233,000,000		General Electric Capital Corp., 1.131% - 1.342%, 8/1/2003 - 8/18/2003	233,019,604

		TOTAL	408,017,393

		Finance - Retail--1.9%
43,000,000		AFS Insurance Premium Receivables Trust, Series 1994-A, 1.663%, 8/15/2003	43,000,000
100,000,000		Holmes Financing (No. 7) PLC, A1, 1.067%, 8/15/2003	100,000,000
10,000,000		Household Finance Corp., 1.460%, 8/1/2003	10,000,000
50,000,000		Permanent Financing (No. 2) PLC, Series 2, 1A, 1.070%, 8/11/2003	50,000,000
25,000,000		SLM Corporation, 1.310%, 10/27/2003	25,027,244

		TOTAL	228,027,244

		Finance - Securities--4.5%
80,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.150%, 8/1/2003 - 8/7/2003	79,991,615
20,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.057%, 8/15/2003	19,996,186
450,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.060% - 1.244%, 8/1/2003 - 10/27/2003	449,985,574

		TOTAL	549,973,375

		Insurance--3.4%
12,000,000		Allstate Life Insurance Co., 1.260%, 8/1/2003	12,000,000
85,000,000		GE Capital Assurance Co., 1.200% - 1.400%, 8/11/2003	85,000,000
45,000,000		GE Life and Annuity Assurance Co., 1.120% - 1.380%, 8/1/2003 - 9/1/2003	45,000,000
10,000,000		Hartford Life Insurance Co., 1.450%, 9/2/2003	10,000,000
25,000,000		Jackson National Life Insurance Co., 1.190% - 1.420%, 8/1/2003 - 8/22/2003	25,000,000
45,000,000		Metropolitan Life Insurance Co., 1.250% - 1.470%, 8/1/2003 - 10/1/2003	45,000,000
35,000,000		Monumental Life Insurance Co., 1.224% - 1.420%, 8/29/2003 - 10/1/2003	35,000,000
30,000,000		New York Life Insurance Co., 1.380%, 8/28/2003	30,000,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Insurance--continued
$15,000,000		Principal Life Insurance Co., 1.470%, 9/2/2003	$15,000,000
13,000,000		Protective Life Insurance Co., 1.460%, 8/1/2003	13,000,000
25,000,000		Security Life of Denver Insurance Co., 1.210% - 1.279%, 9/16/2003 10/27/2003	25,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.254%, 10/1/2003	25,000,000
50,000,000		Travelers Insurance Co., 1.380%, 9/5/2003	50,000,000

		TOTAL	415,000,000

		TOTAL NOTES - VARIABLE	3,747,511,843

		MUTUAL FUNDS--2.5%
		Asset Management--2.5%
250,000,000		Nations Cash Reserves	250,000,000
50,000,000		Scudder Money Market	50,000,000

		TOTAL MUTUAL FUNDS	300,000,000

		TIME DEPOSITS--2.5%
		Banking--2.5%
$100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.125%, 8/1/2003	100,000,000
100,000,000		Marshall & Ilsley Bank, Milwaukee, 1.025%, 8/1/2003	100,000,000
100,000,000		Societe Generale, Paris, 1.125%, 8/1/2003	100,000,000

		TOTAL TIME DEPOSITS	300,000,000

		REPURCHASE AGREEMENTS--6.0%
325,000,000		Interest in $910,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.000%, dated 7/31/2003, to be repurchased at $325,009,028 on 8/1/2003, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/15/2032	325,000,000
75,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $75,002,229 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2027	75,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement with Dresdner Kleinwort Wassertstein, 1.050%, dated 7/31/2003, to be repurchased at $20,000,583 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2029	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$25,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.050%, dated 7/31/2003, to be repurchased at $25,000,729 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2029	$25,000,000
288,536,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $288,545,057 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	288,536,000

		TOTAL REPURCHASE AGREEMENTS	733,536,000

		TOTAL INVESTMENTS--101.0% (AT AMORTIZED COST)[4]	12,284,788,647

		OTHER ASSETS AND LIABILITIES -- NET--(1.0)%	(116,960,543)

		TOTAL NET ASSETS--100%	$12,167,828,104

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2003, these securities amounted to $60,000,000 which represents 0.5% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Treasury Obligations Fund

July 31, 2003

Principal Amount			Value
		U.S. TREASURY--28.5%
$880,520,000	[1]	United States Treasury Bills, 0.830% - 1.090%, 11/28/2003 - 1/22/2004	$877,031,291
270,000,000		United States Treasury Bonds, 7.250% - 11.875%, 8/15/2003 -- 5/15/2004	275,139,077
2,151,500,000		United States Treasury Notes, 2.125% - 5.750%, 8/15/2003 - 8/31/2004	2,172,166,357

		TOTAL U.S. TREASURY	3,324,336,725

		REPURCHASE AGREEMENTS--71.9%
367,000,000		Interest in $500,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.070%, dated 7/31/2003, to be repurchased at $367,010,908 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	367,000,000
567,000,000		Interest in $800,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.070%, dated 7/31/2003, to be repurchased at $567,016,853 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	567,000,000
377,000,000		Interest in $500,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.070%, dated 7/31/2003, to be repurchased at $377,011,205 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013	377,000,000
472,000,000	[2]	Interest in $550,000,000 joint repurchase agreement with Bank of America LLC, 0.980%, dated 7/24/2003, to be repurchased at $472,346,920 on 8/21/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/28/2003	472,000,000
55,000,000		Interest in $400,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 7/31/2003, to be repurchased at $55,001,635 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 8/28/2003	55,000,000
100,000,000		Interest in $910,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 7/15/2032	100,000,000
1,213,447,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $1,213,483,066 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	1,213,447,000
547,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.070%, dated 7/31/2003, to be repurchased at $547,016,258 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	547,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$73,966,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 1.070%, dated 7/31/2003, to be repurchased at $73,968,199 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	$73,966,000
467,000,000		Interest in $600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 1.010%, dated 7/31/2003, to be repurchased at $467,013,102 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	467,000,000
150,000,000	[2]	Interest in $189,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.950%, dated 7/10/2003, to be repurchased at $150,217,708 on 9/4/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	150,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.970%, dated 7/31/2003, to be repurchased at $90,002,425 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 8/15/2004	90,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050%, dated 7/31/2003, to be repurchased at $500,014,583 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2027	500,000,000
380,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $380,011,294 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2027	380,000,000
100,000,000		Agreement with Dresdner Kleinwort Wassertstein, 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 11/15/2027	100,000,000
80,000,000		Agreement with Greenwich Capital Markets, Inc., 1.060%, dated 7/31/2003, to be repurchased at $80,002,356 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 11/15/2007	80,000,000
377,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.060%, dated 7/31/2003, to be repurchased at $377,011,101 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	377,000,000
277,000,000		Interest in $400,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.060%, dated 7/31/2003, to be repurchased at $277,008,156 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021	277,000,000
477,000,000		Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.070%, dated 7/31/2003, to be repurchased at $477,014,178 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/31/2004	477,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000		Interest in $250,000,000 joint repurchase agreement with Societe Generale, London, 1.010%, dated 7/31/2003, to be repurchased at $100,002,806 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	$100,000,000
367,000,000		Interest in $500,000,000 joint repurchase agreement with Societe Generale, London, 1.070%, dated 7/31/2003, to be repurchased at $367,010,908 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	367,000,000
100,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.050%, dated 7/31/2003, to be repurchased at $100,002,917 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	100,000,000
150,000,000	[2]	Interest in $185,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960%, dated 6/27/2003, to be repurchased at $150,228,000 on 8/26/2003, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2011	150,000,000
215,000,000	[2]	Interest in $284,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960%, dated 7/1/2003, to be repurchased at $215,326,800 on 8/28/2003, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2010	215,000,000
139,000,000		Interest in $149,000,000 joint repurchase agreement with UBS Warburg LLC, 0.970%, dated 7/31/2003, to be repurchased at $139,003,745 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 1/15/2009	139,000,000
388,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.070%, dated 7/31/2003, to be repurchased at $388,011,532 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 1/15/2009	388,000,000
100,000,000		Interest in $100,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016	100,000,000
150,000,000		Agreement with Wachovia Securities, Inc., 1.040%, dated 7/31/2003, to be repurchased at $150,004,333 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	150,000,000

		TOTAL REPURCHASE AGREEMENTS	8,379,413,000

		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST)[3]	11,703,749,725

		OTHER ASSETS AND LIABILITIES -- NET--(0.4)%	(51,264,349)

		TOTAL NET ASSETS--100%	$11,652,485,376

1 Each issue shows the rate of discount at time of purchase for discount issues, or the coupon for interest bearing issues.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2003

	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$--	$1,163,443,000
Investments in securities	2,288,362,257	11,627,895,264

Total Investments in securities, at amortized cost and value	2,288,362,257	12,791,338,264
Cash	172,799	--
Income receivable	5,036,303	15,877,981
Receivable for investments sold	243,235	--
Receivable for shares sold	--	1,401,258

TOTAL ASSETS	2,293,814,594	12,808,617,503

Liabilities:
Payable for investments purchased	--	160,486,370
Payable for shares redeemed	4,473,122	2,759,866
Payable to bank	--	161,764
Payable for investment adviser fee (Note 5)	68,806	200,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	15,766	8,140
Payable for portfolio accounting fees (Note 5)	12,995	41,134
Payable for shareholder services fee (Note 5)	100,024	489,478
Payable for Directors'/Trustees' fees	--	14,862
Income distribution payable	281,636	6,690,734
Accrued expenses	31,725	190,846

TOTAL LIABILITIES	4,984,074	171,043,194

TOTAL NET ASSETS	$2,288,830,520	$12,637,574,309

Net Assets Consist of:
Paid in capital	$2,288,827,071	$12,637,647,285
Undistributed net investment income (distributions in excess of net investment income)	3,449	(72,976)

TOTAL NET ASSETS	$2,288,830,520	$12,637,574,309

Net Assets:
Institutional Shares	$1,570,532,114	$9,986,839,420
Institutional Service Shares	302,262,309	1,960,635,411
Institutional Capital Shares	416,036,097	690,099,478

TOTAL NET ASSETS	$2,288,830,520	$12,637,574,309

Shares Outstanding:
Institutional Shares	1,570,549,618	9,986,866,400
Institutional Service Shares	302,265,529	1,960,703,746
Institutional Capital Shares	416,031,256	690,077,139

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2003

	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$733,536,000	$8,379,413,000
Investments in securities	11,551,252,647	3,324,336,725

Total Investments in securities, at amortized cost and value	12,284,788,647	11,703,749,725
Income receivable	16,907,032	39,075,754
Receivable for shares sold	1,599,916	120,890

TOTAL ASSETS	12,303,295,595	11,742,946,369

Liabilities:
Payable for investments purchased	129,992,471	82,514,017
Payable for shares redeemed	1,231,824	479,181
Payable to bank	197,315	684,764
Payable for investment adviser fee (Note 5)	203,000	40,000
Payable for account administration fee (Note 5)	--	22,406
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	17,836	20,124
Payable for portfolio accounting fees (Note 5)	66,176	67,968
Payable for distribution service fee (Note 5)	--	22,406
Payable for shareholder services fee (Note 5)	254,712	1,242,735
Income distribution payable	3,327,138	5,240,133
Accrued expenses	177,019	127,259

TOTAL LIABILITIES	135,467,491	90,460,993

TOTAL NET ASSETS	$12,167,828,104	$11,652,485,376

Net Assets Consist of:
Paid in capital	$12,167,882,770	$11,651,800,804
Undistributed net investment income (distributions in excess of net investment income)	(54,666)	684,572

TOTAL NET ASSETS	$12,167,828,104	$11,652,485,376

Net Assets:
Institutional Shares	$10,410,997,611	$5,085,604,353
Institutional Service Shares	1,369,542,169	5,770,024,683
Institutional Capital Shares	387,288,324	623,406,927
Trust Shares	--	173,449,413

TOTAL NET ASSETS	$12,167,828,104	$11,652,485,376

Shares Outstanding:
Institutional Shares	10,411,052,785	5,085,121,662
Institutional Service Shares	1,369,554,670	5,769,836,667
Institutional Capital Shares	387,275,315	623,395,370
Trust Shares	--	173,447,105

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00

Trust Shares	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2003

	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$25,929,389	$190,356,533

Expenses:
Investment adviser fee (Note 5)	3,737,945	24,888,238
Administrative personnel and services fee (Note 5)	1,405,467	9,357,978
Custodian fees	86,402	602,011
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	64,399	266,306
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	20,269	64,884
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	87,277	222,793
Directors'/Trustees' fees	8,086	91,379
Auditing fees	11,143	14,029
Portfolio accounting fees (Note 5)	183,106	792,909
Shareholder services fee--Institutional Service Shares (Note 5)	932,688	5,771,430
Shareholder services fee--Institutional Capital Shares (Note 5)	853,657	2,444,559
Miscellaneous	115,813	177,655

TOTAL EXPENSES	7,506,252	44,694,171

Waivers (Note 5):
Waiver of investment adviser fee	(2,152,052)	(12,992,258)
Waiver of transfer and dividend disbursing agent fees and expenses	(43,832)	(281,183)
Waiver of shareholder services fee--Institutional Capital Shares	(512,194)	(1,466,735)

TOTAL WAIVERS	(2,708,078)	(14,740,176)

Net expenses	4,798,174	29,953,995

Net investment income	$21,131,215	$160,402,538

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2003

	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$193,207,082	$178,042,755

Expenses:
Investment adviser fee (Note 5)	24,844,895	24,778,551
Administrative personnel and services fee (Note 5)	9,341,681	9,316,735
Account administration fee--Trust Shares (Note 5)	--	33,341
Custodian fees	634,389	545,464
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	324,738	437,921
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	29,930	392,449
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	102,685	44,812
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	--	1,894
Directors'/Trustees' fees	73,545	83,104
Auditing fees	14,097	12,428
Portfolio accounting fees (Note 5)	827,672	835,649
Distribution services fee--Trust Shares (Note 5)	--	33,341
Shareholder services fee--Institutional Shares (Note 5)	--	15,298,559
Shareholder services fee--Institutional Service Shares (Note 5)	2,485,394	13,944,657
Shareholder services fee--Institutional Capital Shares (Note 5)	1,116,110	1,696,632
Miscellaneous	72,010	155,261

TOTAL EXPENSES	39,867,146	67,610,798

Waivers (Note 5):
Waiver of investment adviser fee	(14,184,851)	(10,488,439)
Waiver of transfer and dividend disbursing agent fees and expenses	(264,641)	(730,205)
Waiver of shareholder services fee--Institutional Shares	--	(15,298,559)
Waiver of shareholder services fee--Institutional Capital Shares	(669,666)	(1,017,979)

TOTAL WAIVERS	(15,119,158)	(27,535,182)

Net expenses	24,747,988	40,075,616

Net investment income	168,459,094	137,967,139

Net realized gain on investments	--	6,010,468

Change in net assets resulting from operations	$168,459,094	$143,977,607

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
Year Ended July 31	2003	2002	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,131,215	$17,254,872	$160,402,538	$253,836,671

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,724,863)	(9,886,226)	(122,548,754)	(199,359,334)
Institutional Service Shares	(3,726,428)	(4,705,485)	(25,591,608)	(38,418,091)
Institutional Capital Shares	(3,676,475)	(2,663,161)	(12,335,152)	(16,059,246)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,127,766)	(17,254,872)	(160,475,514)	(253,836,671)

Share Transactions:
Proceeds from sale of shares	18,997,579,978	7,909,856,468	128,221,901,694	153,967,375,128
Net asset value of shares issued to shareholders in payment of distributions declared	14,548,169	10,611,983	75,526,229	124,926,029
Cost of shares redeemed	(18,035,479,190)	(7,526,264,570)	(126,866,415,180)	(150,448,920,391)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	976,648,957	394,203,881	1,431,012,743	3,643,380,766

Change in net assets	976,652,406	394,203,881	1,430,939,767	3,643,380,766

Net Assets:
Beginning of period	1,312,178,114	917,974,233	11,206,634,542	7,563,253,776

End of period	$2,288,830,520	$1,312,178,114	$12,637,574,309	$11,206,634,542

Undistributed net investment income (distributions in excess of net investment income)	$3,449	--	$(72,976)	--

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2003	2002	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$168,459,094	$225,250,729	$137,967,139	$248,624,639
Net realized gain on investments	--	--	6,010,468	8,025,200

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	168,459,094	225,250,729	143,977,607	256,649,839

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(151,308,243)	(189,697,784)	(75,975,299)	(134,326,103)
Institutional Service Shares	(11,449,910)	(22,703,257)	(52,902,837)	(102,443,164)
Institutional Capital Shares	(5,755,607)	(12,849,688)	(8,349,626)	(11,855,372)
Trust Shares	--	--	(54,805)	--
Distributions from realized gain on investments
Institutional Shares	--	--	(2,968,014)	(4,151,811)
Institutional Service Shares	--	--	(2,738,135)	(3,482,070)
Institutional Capital Shares	--	--	(297,656)	(391,319)
Trust Shares	--	--	(6,663)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(168,513,760)	(225,250,729)	(143,293,035)	(256,649,839)

Share Transactions:
Proceeds from sale of shares	127,462,509,841	104,759,765,450	57,197,916,222	74,072,509,728
Net asset value of shares issued to shareholders in payment of distributions declared	99,031,165	114,747,990	33,042,401	55,563,872
Cost of shares redeemed	(124,834,892,854)	(102,256,701,530)	(59,159,947,836)	(72,487,425,246)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,726,648,152	2,617,811,910	(1,928,989,213)	1,640,648,354

Change in net assets	2,726,593,486	2,617,811,910	(1,928,304,641)	1,640,648,354

Net Assets:
Beginning of period	9,441,234,618	6,823,422,708	13,580,790,017	11,940,141,663

End of period	$12,167,828,104	$9,441,234,618	$11,652,485,376	$13,580,790,017

Undistributed net investment income (distributions in excess of net investment income)	$(54,666)	--	$684,572	--

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective account administration, transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held by Prime Cash Obligations Fund at July 31, 2003 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$55,000,000

Additional information on each restricted illiquid security held by Prime Value Obligations Fund at July 31, 2003 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$45,000,000

URI Trust, (Series 2000-1)	12/18/2000	15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Municipal Obligations Fund
Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	15,191,753,819	$15,191,737,048	4,938,827,777	$4,938,827,777
Shares issued to shareholders in payment of distributions declared	9,005,480	9,005,480	5,177,243	5,177,243
Shares redeemed	(14,487,048,685)	(14,487,048,685)	(4,478,435,349)	(4,478,435,349)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	713,710,614	$713,693,843	465,569,671	$465,569,671

Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Service Shares:
Shares sold	1,442,471,051	$1,442,468,360	1,679,444,934	$1,679,444,934
Shares issued to shareholders in payment of distributions declared	2,685,307	2,685,307	3,219,887	3,219,887
Shares redeemed	(1,401,406,135)	(1,401,406,135)	(1,793,819,644)	(1,793,819,644)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	43,750,223	$43,747,532	(111,154,823)	$(111,154,823)

Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Capital Shares:
Shares sold	2,363,374,440	$2,363,374,570	1,291,583,757	$1,291,583,757
Shares issued to shareholders in payment of distributions declared	2,857,382	2,857,382	2,214,853	2,214,853
Shares redeemed	(2,147,024,370)	(2,147,024,370)	(1,254,009,577)	(1,254,009,577)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	219,207,452	$219,207,582	39,789,033	$39,738,033

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	976,668,289	$976,648,957	394,203,881	$394,203,881

	Prime Cash Obligations Fund
Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	101,999,312,557	$101,999,312,557	132,307,454,503	$132,307,454,503
Shares issued to shareholders in payment of distributions declared	57,019,865	57,019,865	98,262,791	98,262,791
Shares redeemed	(100,288,931,324)	(100,288,931,324)	(129,857,433,589)	(129,857,433,589)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,767,401,098	$1,767,401,098	2,548,283,705	$2,548,283,705

Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Service Shares:
Shares sold	18,939,708,885	$18,939,708,885	12,920,570,119	$12,920,570,119
Shares issued to shareholders in payment of distributions declared	12,181,128	12,181,128	14,613,262	14,613,262
Shares redeemed	(19,083,421,512)	(19,083,421,512)	(12,218,687,776)	(12,218,687,776)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(131,531,499)	$(131,531,499)	716,495,605	$716,495,605

Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Capital Shares:
Shares sold	7,282,880,252	$7,282,880,252	8,739,350,506	$8,739,350,506
Shares issued to shareholders in payment of distributions declared	6,325,236	6,325,236	12,049,976	12,049,976
Shares redeemed	(7,494,062,344)	(7,494,062,344)	(8,372,799,026)	(8,372,799,026)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(204,856,856)	$(204,856,856)	378,601,456	$378,601,456

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,431,012,743	$1,431,012,743	3,643,380,766	$3,643,380,766

	Prime Value Obligations Fund
Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	118,134,722,935	$118,134,722,935	82,300,608,192	$82,300,608,192
Shares issued to shareholders in payment of distributions declared	87,371,190	87,371,190	90,635,173	90,635,173
Shares redeemed	(115,778,897,562)	(115,778,897,562)	(79,819,118,991)	(79,819,118,991)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,443,196,563	$2,443,196,563	2,572,124,374	$2,572,124,374

Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Service Shares:
Shares sold	6,742,428,046	$6,742,428,046	16,109,745,774	$16,109,745,774
Shares issued to shareholders in payment of distributions declared	7,606,098	7,606,098	15,633,213	15,633,213
Shares redeemed	(6,347,475,596)	$(6,347,475,596)	(16,140,535,466)	(16,140,535,466)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	402,558,548	$402,558,548	(15,156,479)	$(15,156,479)

Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Capital Shares:
Shares sold	2,585,358,860	$2,585,358,860	6,349,411,484	$6,349,411,484
Shares issued to shareholders in payment of distributions declared	4,053,877	4,053,877	8,479,604	8,479,604
Shares redeemed	(2,708,519,696)	(2,708,519,696)	(6,297,047,073)	(6,297,047,073)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(119,106,959)	$(119,106,959)	60,844,015	$60,844,015

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,726,648,152	$2,726,648,152	2,617,811,910	$2,617,811,910

	Treasury Obligations Fund
Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	28,132,870,947	$28,132,870,947	43,687,664,748	$43,687,664,748
Shares issued to shareholders in payment of distributions declared	20,554,019	20,554,019	33,628,409	33,628,409
Shares redeemed	(30,552,342,241)	(30,552,342,241)	(42,246,845,789)	(42,246,845,789)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,398,917,275)	$(2,398,917,275)	1,474,447,368	$1,474,447,368

Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Service Shares:
Shares sold	25,065,514,163	$25,065,514,163	25,072,347,473	$25,072,347,473
Shares issued to shareholders in payment of distributions declared	10,727,533	10,727,533	20,481,062	20,481,062
Shares redeemed	(24,825,639,909)	(24,825,639,909)	(24,892,757,603)	(24,892,757,603)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	250,601,787	$250,601,787	200,070,932	$200,070,932

Year Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Institutional Capital Shares:
Shares sold	3,768,691,012	$3,768,691,012	5,312,497,507	$5,312,497,507
Shares issued to shareholders in payment of distributions declared	1,748,270	1,748,270	1,454,401	1,454,401
Shares redeemed	(3,724,560,112)	(3,724,560,112)	(5,347,821,854)	(5,347,821,854)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	45,879,170	$45,879,170	(33,869,946)	$(33,869,946)

	Treasury Obligations Fund (continued)
Period Ended July 31	2003		2002
	Shares	Amount	Shares	Amount
Trust Shares:
Shares sold	230,840,100	$230,840,100	--	--
Shares issued to shareholders in payment of distributions declared	12,579	12,579	--	--
Shares redeemed	(57,405,574)	(57,405,574)	--

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	173,447,105	$173,447,105	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,928,989,213)	$(1,928,989,213)	1,640,648,354	$1,640,648,354

1 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and 2002 was as follows:

	2003			2002
Fund	Tax-Exempt Income	Ordinary Income	[1]	Tax-Exempt Income	Ordinary Income	[1]
Municipal Obligations Fund	$21,127,766	--		$17,254,872	--

Prime Cash Obligations Fund	--	$160,475,514		--	$253,836,671

Prime Value Obligations Fund	--	$168,513,760		--	$225,250,729

Treasury Obligations Fund	--	$143,293,035		--	$256,649,839

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward
Municipal Obligations Fund	$285,084	--	$850

Prime Cash Obligations Fund	--	$ 6,637,066	--

Prime Value Obligations Fund	--	$3,272,472	--

Treasury Obligations Fund	--	$5,924,704	--

At July 31, 2003, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2011	Total Capital Loss Carryforward
Municipal Obligations Fund	$646	$204	$850

Under current tax regulations, capital loss realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31,2003, for federal income tax purposes, post October losses as follow were deferred to August 1, 2003:

Fund	Post-October Losses
Municipal Obligations Fund	$18,481

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Account Administration Fee

The Funds' Trust shares pay Federated Shareholder Services Company ("FSSC") an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for facilitating the sale of the Funds' Trust shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify of terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares will pay FSSC up to 0.25% of average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2003, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Distribution Services Fee

The Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of their Trust Shares to finance activities intended to result in the sale of their Trust Shares. The Plan provides that Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntary choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2003, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$4,331,964,000	$5,298,018,000

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND AND TREASURY OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Value Obligations Fund and Treasury Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2003, the results of their operations, the changes in its net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--our portfolios; Riggs Funds--eight portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

25717 (9/03)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1999	$1.00	0.049	--	0.049	(0.049)	--
July 31, 2000[3]	$1.00	0.057	--	0.057	(0.057)	--
July 31, 2001	$1.00	0.055	--	0.055	(0.055)	--
July 31, 2002	$1.00	0.022	--	0.022	(0.022)	--
July 31, 2003	$1.00	0.013	--	0.013	(0.013)	--

Government Obligations Tax-Managed Fund
July 31, 1999	$1.00	0.049	--	0.049	(0.049)	--
July 31, 2000[3]	$1.00	0.056	--	0.056	(0.056)	--
July 31, 2001	$1.00	0.054	--	0.054	(0.054)	--
July 31, 2002	$1.00	0.021	0.001	0.022	(0.021)	(0.001)
July 31, 2003	$1.00	0.013	--	0.013	(0.013)	--

Municipal Obligations Fund
January 31, 1999	$1.00	0.034	--	0.034	(0.034)	--
July 31, 1999[4]	$1.00	0.016	--	0.016	(0.016)	--
July 31, 2000[3]	$1.00	0.038	--	0.038	(0.038)	--
July 31, 2001	$1.00	0.038	--	0.038	(0.038)	--
July 31, 2002	$1.00	0.018	--	0.018	(0.018)	--
July 31, 2003	$1.00	0.012	--	0.012	(0.012)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

4 The Fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.049)	$1.00	5.04%		0.20%		4.92%		0.34%		$4,498,581
(0.057)	$1.00	5.80%		0.20%		5.64%		0.34%		$4,431,985
(0.055)	$1.00	5.64%		0.20%		5.39%		0.34%		$6,667,868
(0.022)	$1.00	2.23%		0.20%		2.19%		0.34%		$7,380,640
(0.013)	$1.00	1.30%		0.20%		1.30%		0.34%		$6,166,411

(0.049)	$1.00	5.00%		0.20%		4.88%		0.35%		$1,066,412
(0.056)	$1.00	5.77%		0.20%		5.65%		0.35%		$1,298,674
(0.054)	$1.00	5.61%		0.20%		5.36%		0.34%		$2,280,317
(0.022)	$1.00	2.22%		0.20%		2.16%		0.34%		$1,798,217
(0.013)	$1.00	1.26%		0.20%		1.25%		0.34%		$1,521,953

(0.034)	$1.00	3.53%		0.18%		3.41%		0.41%		$303,899
(0.016)	$1.00	1.59%		0.18%	[5]	3.17%	[5]	0.18%	[5]	$354,034
(0.038)	$1.00	3.92%		0.18%		3.78%		0.15%		$445,659
(0.038)	$1.00	3.88%		0.18%		3.80%		0.14%		$391,269
(0.018)	$1.00	1.79%		0.18%		1.68%		0.13%		$856,839
(0.012)	$1.00	1.25%		0.18%		1.19%		0.12%		$1,570,532

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1999	$1.00	0.054	--	0.054	(0.054)
July 31, 1999[3]	$1.00	0.024	--	0.024	(0.024)
July 31, 2000[5]	$1.00	0.058	--	0.058	(0.058)
July 31, 2001	$1.00	0.056	--	0.056	(0.056)
July 31, 2002	$1.00	0.023	--	0.023	(0.023)
July 31, 2003	$1.00	0.014	--	0.014	(0.014)

Prime Obligations Fund
July 31, 1999	$1.00	0.050	--	0.050	(0.050)
July 31, 2000[5]	$1.00	0.057	--	0.057	(0.057)
July 31, 2001	$1.00	0.056	--	0.056	(0.056)
July 31, 2002	$1.00	0.023	--	0.023	(0.023)
July 31, 2003	$1.00	0.014	(0.000)[6]	0.014	(0.014)

Prime Value Obligations Fund
January 31, 1999	$1.00	0.054	--	0.054	(0.054)
July 31, 1999[3]	$1.00	0.024	--	0.024	(0.024)
July 31, 2000[5]	$1.00	0.058	--	0.058	(0.058)
July 31, 2001	$1.00	0.057	--	0.057	(0.057)
July 31, 2002	$1.00	0.024	--	0.024	(0.024)
July 31, 2003	$1.00	0.014	--	0.014	(0.014)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Funds changed their fiscal year-end from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.50%		0.18%		5.29%		0.37%		$1,825,266
$1.00	2.42%		0.18%	[4]	4.81%	[4]	0.13%	[4]	$1,929,887
$1.00	5.91%		0.18%		5.77%		0.12%		$2,471,383
$1.00	5.76%		0.18%		5.30%		0.12%		$5,671,182
$1.00	2.34%		0.18%		2.25%		0.11%		$8,219,465
$1.00	1.37%		0.18%		1.34%		0.11%		$9,986,839

$1.00	5.14%		0.20%		4.99%		0.35%		$5,185,448
$1.00	5.88%		0.20%		5.76%		0.35%		$6,630,924
$1.00	5.74%		0.20%		5.32%		0.35%		$13,560,153
$1.00	2.32%		0.20%		2.21%		0.34%		$20,707,206
$1.00	1.36%		0.20%		1.34%		0.34%		$20,110,135

$1.00	5.53%		0.16%		5.37%		0.40%		$1,474,123
$1.00	2.44%		0.16%	[4]	4.87%	[4]	0.15%	[4]	$1,147,717
$1.00	5.92%		0.16%		5.91%		0.15%		$2,051,666
$1.00	5.81%		0.16%		5.34%		0.14%		$5,395,732
$1.00	2.39%		0.17%		2.28%		0.12%		$7,967,856
$1.00	1.41%		0.17%		1.38%		0.12%		$10,410,998

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Tax-Free Obligations Fund
July 31, 1999	$1.00	0.031	0.000	[3]	0.031	(0.031)	--
July 31, 2000[4]	$1.00	0.036	(0.000)[3]		0.036	(0.036)	--
July 31, 2001	$1.00	0.036	0.000	[3]	0.036	(0.036)	--
July 31, 2002	$1.00	0.016	0.000	[3]	0.016	(0.016)	--
July 31, 2003	$1.00	0.011	(0.000)[3]		0.011	(0.011)	--

Treasury Obligations Fund
July 31, 1999	$1.00	0.048	--		0.048	(0.048)	--
July 31, 2000[4]	$1.00	0.054	--		0.054	(0.054)	--
July 31, 2001	$1.00	0.053	--		0.053	(0.053)	--
July 31, 2002	$1.00	0.020	0.001		0.021	(0.020)	(0.001)
July 31, 2003	$1.00	0.013	0.000	[3]	0.013	(0.013)	(0.000)[3]

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.031)	$1.00	3.14%		0.20%	3.08%	0.35%		$2,461,697
(0.036)	$1.00	3.69%		0.20%	3.61%	0.35%		$2,464,779
(0.036)	$1.00	3.66%		0.20%	3.56%	0.34%		$3,286,888
(0.016)	$1.00	1.65%		0.20%	1.59%	0.34%		$5,265,275
(0.011)	$1.00	1.14%		0.20%	1.12%	0.34%		$6,143,476

(0.048)	$1.00	4.91%		0.20%	4.79%	0.34%		$5,477,028
(0.054)	$1.00	5.58%		0.20%	5.43%	0.34%		$5,400,132
(0.053)	$1.00	5.47%		0.20%	5.36%	0.34%		$6,009,592
(0.021)	$1.00	2.17%		0.20%	2.04%	0.34%		$7,484,039
(0.013)	$1.00	1.27%		0.20%	1.25%	0.34%		$5,085,604

Financial Highlights --Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1999	$1.00	0.047	--	0.047	(0.047)	--
July 31, 2000[3]	$1.00	0.054	--	0.054	(0.054)	--
July 31, 2001	$1.00	0.053	--	0.053	(0.053)	--
July 31, 2002	$1.00	0.020	--	0.020	(0.020)	--
July 31, 2003	$1.00	0.010	--	0.010	(0.010)	--

Government Obligations Tax-Managed Fund
July 31, 1999	$1.00	0.046	--	0.046	(0.046)	--
July 31, 2000[3]	$1.00	0.054	--	0.054	(0.054)	--
July 31, 2001	$1.00	0.052	--	0.052	(0.052)	--
July 31, 2002	$1.00	0.018	0.001	0.019	(0.018)	(0.001)
July 31, 2003	$1.00	0.010	--	0.010	(0.010)	--

Municipal Obligations Fund
January 31, 1999	$1.00	0.032	--	0.032	(0.032)	--
July 31, 1999[4]	$1.00	0.014	--	0.014	(0.014)	--
July 31, 2000[3]	$1.00	0.036	--	0.036	(0.036)	--
July 31, 2001	$1.00	0.036	--	0.036	(0.036)	--
July 31, 2002	$1.00	0.015	--	0.015	(0.015)	--
July 31, 2003	$1.00	0.010	--	0.010	(0.010)	--
1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

4 The Funds changed their fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.047)	$1.00	4.78%		0.45%		4.67%		0.09%		$2,087,254
(0.054)	$1.00	5.54%		0.45%		5.44%		0.09%		$2,642,307
(0.053)	$1.00	5.38%		0.45%		5.20%		0.09%		$3,444,036
(0.020)	$1.00	1.97%		0.45%		1.92%		0.09%		$3,820,479
(0.010)	$1.00	1.05%		0.45%		1.05%		0.09%		$3,621,295

(0.046)	$1.00	4.74%		0.45%		4.63%		0.10%		$1,329,556
(0.054)	$1.00	5.50%		0.45%		5.42%		0.10%		$1,940,671
(0.052)	$1.00	5.35%		0.45%		5.19%		0.09%		$2,135,748
(0.019)	$1.00	1.97%		0.45%		1.88%		0.09%		$2,260,128
(0.010)	$1.00	1.01%		0.45%		1.00%		0.09%		$1,996,288

(0.032)	$1.00	3.27%		0.43%		3.22%		0.16%		$67,832
(0.014)	$1.00	1.47%		0.43%	[5]	2.98%	[5]	0.18%	[5]	$106,684
(0.036)	$1.00	3.66%		0.43%		3.75%		0.15%		$266,103
(0.036)	$1.00	3.62%		0.43%		3.53%		0.14%		$369,670
(0.015)	$1.00	1.53%		0.43%		1.54%		0.13%		$258,515
(0.010)	$1.00	1.00%		0.43%		1.00%		0.12%		$302,262

Financial Highlights --Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1999	$1.00	0.051	--	0.051	(0.051)
July 31, 1999[3]	$1.00	0.023	--	0.023	(0.023)
July 31, 2000[5]	$1.00	0.055	--	0.055	(0.055)
July 31, 2001	$1.00	0.054	--	0.054	(0.054)
July 31, 2002	$1.00	0.021	--	0.021	(0.021)
July 31, 2003	$1.00	0.011	--	0.011	(0.011)

Prime Obligations Fund
July 31, 1999	$1.00	0.048	--	0.048	(0.048)
July 31, 2000[5]	$1.00	0.055	--	0.055	(0.055)
July 31, 2001	$1.00	0.053	--	0.053	(0.053)
July 31, 2002	$1.00	0.020	--	0.020	(0.020)
July 31, 2003	$1.00	0.011	(0.000)[6]	0.011	(0.011)

Prime Value Obligations Fund
January 31, 1999	$1.00	0.051	--	0.051	(0.051)
July 31, 1999[3]	$1.00	0.023	--	0.023	(0.023)
July 31, 2000[5]	$1.00	0.055	--	0.055	(0.055)
July 31, 2001	$1.00	0.054	--	0.054	(0.054)
July 31, 2002	$1.00	0.021	--	0.021	(0.021)
July 31, 2003	$1.00	0.012	--	0.012	(0.012)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The funds changed their fiscal year-end from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.23%		0.43%		5.09%		0.12%		$894,851
$1.00	2.29%		0.43%	[4]	4.63%	[4]	0.13%	[4]	$957,998
$1.00	5.65%		0.43%		5.55%		0.12%		$1,095,034
$1.00	5.50%		0.43%		5.28%		0.12%		$1,375,740
$1.00	2.08%		0.43%		1.97%		0.11%		$2,092,235
$1.00	1.12%		0.43%		1.11%		0.11%		$1,960,635

$1.00	4.88%		0.45%		4.77%		0.10%		$4,215,510
$1.00	5.62%		0.45%		5.50%		0.10%		$4,242,371
$1.00	5.48%		0.45%		5.29%		0.10%		$5,447,645
$1.00	2.06%		0.45%		2.06%		0.09%		$6,020,704
$1.00	1.11%		0.45%		1.11%		0.09%		$4,789,142

$1.00	5.27%		0.41%		5.13%		0.15%		$495,172
$1.00	2.31%		0.41%	[4]	4.64%	[4]	0.15%	[4]	$707,737
$1.00	5.66%		0.41%		5.52%		0.15%		$708,801
$1.00	5.54%		0.41%		5.31%		0.14%		$982,153
$1.00	2.13%		0.42%		2.12%		0.12%		$966,996
$1.00	1.16%		0.42%		1.15%		0.12%		$1,369,542

Financial Highlights --Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Tax-Free Obligations Fund
July 31, 1999	$1.00	0.028	0.000	[3]	0.028	(0.028)	--
July 31, 2000[4]	$1.00	0.034	(0.000)[3]		0.034	(0.034)	--
July 31, 2001	$1.00	0.033	0.000	[3]	0.033	(0.033)	--
July 31, 2002	$1.00	0.014	0.000	[3]	0.014	(0.014)	--
July 31, 2003	$1.00	0.009	(0.000)[3]		0.009	(0.009)	--

Treasury Obligations Fund
July 31, 1999	$1.00	0.045	--		0.045	(0.045)	--
July 31, 2000[4]	$1.00	0.052	--		0.052	(0.052)	--
July 31, 2001	$1.00	0.051	--		0.051	(0.051)	--
July 31, 2002	$1.00	0.018	0.001		0.019	(0.018)	(0.001)
July 31, 2003	$1.00	0.010	0.000	[3]	0.010	(0.010)	(0.000)	[3]

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.028)	$1.00	2.89%		0.45%	2.83%	0.10%		$1,055,650
(0.034)	$1.00	3.43%		0.45%	3.39%	0.10%		$1,091,173
(0.033)	$1.00	3.40%		0.45%	3.31%	0.09%		$1,485,227
(0.014)	$1.00	1.40%		0.45%	1.37%	0.09%		$2,076,385
(0.009)	$1.00	0.89%		0.45%	0.88%	0.09%		$2,054,523

(0.045)	$1.00	4.65%		0.45%	4.54%	0.09%		$5,034,388
(0.052)	$1.00	5.32%		0.45%	5.16%	0.09%		$4,400,816
(0.051)	$1.00	5.21%		0.45%	5.03%	0.09%		$5,319,164
(0.019)	$1.00	1.91%		0.45%	1.83%	0.09%		$5,519,235
(0.010)	$1.00	1.02%		0.45%	0.95%	0.09%		$5,770,025

Portfolio of Investments
Government Obligations Fund

July 31, 2003

Principal Amount			Value
		GOVERNMENT AGENCIES--58.7%
$163,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.993% - 1.000%, 8/4/2003 - 8/7/2003	$162,965,315
196,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.150% - 1.230%, 8/12/2003 - 11/7/2003	195,683,433
908,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.885% - 0.990%, 8/2/2003 - 10/7/2003	908,323,789
390,300,000		Federal Home Loan Bank System Notes, 1.250% - 3.750%, 8/11/2003 - 7/2/2004	390,732,464
750,889,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.050% - 1.240%, 8/14/2003 - 11/21/2003	749,596,475
174,000,000		Federal Home Loan Mortgage Corp. Notes, 3.750% - 6.375%, 11/15/2003 - 4/15/2004	176,578,658
1,291,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.890% - 1.240%, 8/6/2003 - 1/14/2004	1,288,465,974
1,081,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.868% -1.040%, 8/18/2003 - 10/28/2003	1,080,730,443
394,100,000		Federal National Mortgage Association Notes, 1.250% - 5.125%, 2/13/2004 - 8/30/2004	395,523,680
360,993,500	[1]	Housing and Urban Development Floating Rate Notes, 1.314%, 8/1/2003	360,993,500
50,000,000	[1]	Student Loan Marketing Association Floating Rate Notes, 0.940%, 10/25/2003	49,991,688

		TOTAL GOVERNMENT AGENCIES	5,759,585,419

		REPURCHASE AGREEMENTS--43.7%
50,000,000		Interest in $800,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.070%, dated 7/31/2003, to be repurchased at $50,001,486 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	50,000,000
78,000,000	[3]	Interest in $190,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 7/28/2003, to be repurchased at $78,156,975 on 10/6/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	78,000,000
150,000,000		Interest in $400,000,000 joint repurchase agreement with Bank of America LLC., 1.070%, dated 7/31/2003, to be repurchased at $150,004,458 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/28/2003	150,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$200,000,000		Interest in $600,000,000 joint repurchase agreement with Bank of America LLC, 1.140%, dated 7/31/2003, to be repurchased at $200,006,333 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033	$200,000,000
100,000,000		Interest in $300,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.070%, dated 7/31/2003, to be repurchased at $100,002,972 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2010	100,000,000
86,209,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $86,211,562 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	86,209,000
150,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.070%, dated 7/31/2003, to be repurchased at $150,004,458 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	150,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.140% dated 7/31/2003, to be repurchased at $500,015,833 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	500,000,000
400,000,000		Interest in $1,000,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.140%, dated 7/31/2003, to be repurchased at $400,012,667 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2033	400,000,000
277,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.030%, dated 7/17/2003, to be repurchased at $277,253,609 on 8/18/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2008	277,000,000
150,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $150,004,458 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2027	150,000,000
35,000,000		Interest in $175,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.920%, dated 7/31/2003, to be repurchased at $35,000,894 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/28/2008	35,000,000
300,000,000		Interest in $600,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.120%, dated 7/31/2003, to be repurchased at $300,009,333 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	300,000,000
419,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.130%, dated 7/31/2003, to be repurchased at $419,013,152 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2033	419,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$75,000,000		Interest in $250,000,000 joint repurchase agreement with Societe Generale, London, 1.010%, dated 7/31/2003, to be repurchased at $75,002,104 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	$75,000,000
290,000,000		Interest in $300,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.120%, dated 7/31/2003, to be repurchased at $290,009,022 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/13/2004	290,000,000
125,000,000		Interest in $175,000,000 joint repurchase agreement with UBS Warburg LLC, 0.920%, dated 7/31/2003, to be repurchased at $125,003,194 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/21/2018	125,000,000
305,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.030%, dated 7/14/2003, to be repurchased at $305,314,150 on 8/19/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	305,000,000
150,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $150,004,708 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	150,000,000
450,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $450,014,125 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	450,000,000

		TOTAL REPURCHASE AGREEMENTS	4,290,209,000

		TOTAL INVESTMENTS--102.4% (AT AMORTIZED COST)[4]	10,049,794,419

		OTHER ASSETS AND LIABILITIES - NET--(2.4)%	(233,003,631)

		TOTAL NET ASSETS--100%	$9,816,790,788

1 Current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Government Obligations Tax Managed Fund

July 31, 2003

Principal Amount			Value
		GOVERNMENT AGENCIES--100.4%
$59,000,000	[1]	Federal Farm Credit System Discount Notes, 1.150% - 1.800%, 10/17/2003 - 11/10/2003	$58,808,653
328,300,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.985% - 1.044%, 8/1/2003 - 8/27/2003	328,236,265
1,508,696,000	[1]	Federal Home Loan Bank System Discount Notes, 0.860% - 1.230%, 8/1/2003 - 6/18/2004	1,506,526,161
387,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.885% - 1.151%, 8/4/2003 - 10/7/2003	386,937,659
149,500,000		Federal Home Loan Bank System Notes, 1.250% - 6.375%, 10/24/2003 - 7/2/2004	150,131,190
460,500,000	[1]	Student Loan Marketing Association Discount Notes, 0.960% - 1.800%, 8/1/2003 - 10/14/2003	460,285,675
124,800,000	[2]	Student Loan Marketing Association Floating Rate Notes, 0.940% - 1.054%, 8/5/2003 - 10/27/2003	124,792,909
88,800,000	[2]	Student Loan Marketing Association Floating Rate Master Notes, 0.964%, 8/5/2003	88,800,000
413,487,000	[1]	Tennessee Valley Authority Discount Notes, 0.860% - 0.995%, 8/7/2003 - 9/18/2003	413,268,961
13,000,000		Tennessee Valley Authority Notes, 5.000%, 12/18/2003	13,191,282

		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST)[3]	3,530,978,755

		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(12,738,129)

		TOTAL NET ASSETS--100%	$3,518,240,626

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Municipal Obligations Fund

July 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.0%[1]
		Alabama--0.4%
$3,200,000		Birmingham, AL IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/ (Regions Bank, Alabama LOC)	$3,200,000
2,185,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRB, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,185,000
3,115,000		Orange Beach, AL Industrial Development Board, (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/(Columbus Bank and Trust Co., GA LOC)	3,115,000

		TOTAL	8,500,000

		Alaska--0.8%
15,500,000		Valdez, AK Marine Terminal, (Series 1994A), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	15,532,244
3,500,000		Valdez, AK Marine Terminal, (Series 2002), 1.50% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2004	3,500,000

		TOTAL	19,032,244

		Arizona--0.7%
4,590,000		Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS, (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,590,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)	5,610,000
1,675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,675,000
2,000,000		Maricopa County, AZ, IDA, San Angelin Apartments, (Series 2003), 1.30% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 5/14/2004	2,000,000
2,939,000		Pima County, AZ, IDA, Single Family Mortgages, Roaring Fork, (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,939,000

		TOTAL	16,814,000

		Arkansas--3.4%
1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds, (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,435,000		Arkansas Development Finance Authority, (PT-1310), Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,435,000
5,630,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	5,630,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
11,700,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	11,700,000
21,400,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	21,400,000
4,235,000		Clark County, AR, (Series 2003), Weekly VRDNs (Alcoa, Inc.)	4,235,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--continued
$8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	$8,000,000
7,100,000		Siloam Springs, AR, IDRB, (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One, Michigan LOC)	7,100,000

		TOTAL	78,500,000

		California--9.7%
5,550,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6), Daily VRDNs (State Street Bank and Trust Co. LOC)	5,550,000
54,900,000		California State, (Series 2003 FR/RI-L19J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	54,900,000
20,000,000		California State, GO Tax Exempt Notes, 1.20% CP, Mandatory Tender 8/7/2003	20,000,000
50,000,000	[2]	California State, RAWs, (Series 2003 FR/RI-F8J), 0.95% TOBs (Lehman Brothers Holdings, Inc. SWP), Mandatory Tender 12/17/2003	50,000,000
34,000,000		California State, RAWs, (Series 2003A), 2.00% RANs (Bank of America N.A., Citibank N.A., New York, Goldman Sachs & Co. and Morgan Stanley & Co., Inc. LIQs), 6/16/2004	34,262,136
5,000,000		California State, RAWs, (Series 2003B), 2.00% RANs (Lehman Brothers, Inc., Merrill Lynch & Co., Inc. and Societe Generale, Paris LIQs), 6/16/2004	5,038,989
3,010,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	3,010,000
3,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	3,000,000
22,400,000	[2]	Chula Vista, CA IDA, (Series 2003 FR/RI-F6J), 1.00% TOBs (San Diego Gas & Electric)/(Lehman Brothers Holdings, Inc. SWP), Optional Tender 10/29/2003	22,400,000
1,680,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing, Inc.)/(Union Bank of California LOC)	1,680,000
13,495,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	13,495,000
4,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, (Series 1998-CMC2), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	4,000,000
4,000,000		Los Angeles, CA Unified School District, ROCs, (Series 35), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,000,000
1,346,334	[2]	PBCC LeaseTOPS Trust (California Non-AMT), (Series 1998-1), 1.90% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) 8/10/2003	1,346,334

		TOTAL	222,682,459

		Colorado--1.3%
6,055,000		Colorado HFA, MERLOTS, (Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	6,055,000
3,370,000		Denver, CO City & County Airport Authority, Bonds (MBIA INS), 11/15/2003	3,355,007
10,600,000		Denver, CO City & County Airport Authority, (PT-724) Weekly VRDNs (MBIA INS)/(Svenska Handelsbanken, Stockholm LIQ)	10,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Colorado--continued
$5,500,000		Denver, CO City & County Airport Authority, (PT-782) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	$5,500,000
5,105,000		El Paso County, CO HFA, Roaring Fork, (Series 1999-1), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,105,000

		TOTAL	30,615,007

		Connecticut--0.3%
6,600,000		Bridgeport, CT, 1.40% BANs, 1/15/2004	6,608,902
600,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	600,000

		TOTAL	7,208,902

		District of Columbia--2.0%
16,900,000		District of Columbia, (Series 2001D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	16,900,000
29,815,000		District of Columbia, (Series 2002D), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	29,815,000

		TOTAL	46,715,000

		Florida--2.9%
3,210,000		Broward County, FL HFA, MERLOTS, (Series 2001 A27), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,210,000
9,150,000		Clipper Tax-Exempt Certificates Trust (Florida AMT), (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	9,150,000
2,783,000		Clipper Tax-Exempt Certificates Trust (Florida AMT), (Series 2000-3), Weekly VRDNs (Duval County, FL HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	2,783,000
4,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	4,000,000
5,000,000		Hillsborough County, FL Aviation Authority, (PT-1709), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	5,000,000
2,500,000		JEA, FL Electric System, (Subordinate Revenue Bonds), (2000 Series A), Daily VRDNs (Westdeutsche Landesbank AG LIQ)	2,500,000
24,975,000	[2]	Lee County, FL Solid Waste System, (Series 2003 FR/RI-L24J), 1.00% TOBs (MBIA INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 9/23/2003	24,975,000
3,710,000		Manatee County, FL, (Series 1996A), Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC)	3,710,000
8,205,000		Miami-Dade County, FL HFA, (PT-1349) Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,205,000
3,500,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	3,500,000

		TOTAL	67,033,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--1.7%
$3,500,000	[2]	Atlanta, GA Airport Revenue, PA 926R, 1.26% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/8/2004	$3,500,000
1,400,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds, (Series 1995), Weekly VRDNs (West End Housing Development Project)/(Wachovia Bank N.A. LOC)	1,400,000
6,810,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	6,810,000
6,000,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	6,000,000
9,703,583		Georgia Municipal Association, Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	9,703,583
1,000,000		Municipal Electric Authority of Georgia, (Series 1994D), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	1,000,000
9,250,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	9,250,000

		TOTAL	37,663,583

		Hawaii--0.2%
1,675,000		Hawaii Finance and Development Corp., MERLOTS, (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	1,675,000
2,215,000		Hawaii State Airport System, (PT-830) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,215,000

		TOTAL	3,890,000

		Illinois--3.8%
7,000,000		Chicago, IL O'Hare International Airport, (PT-756) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
5,395,000		Chicago, IL O'Hare International Airport, (PT-664) Weekly VRDNs (AMBAC INS)/(Danske Bank A/S LIQ)	5,395,000
9,995,000		Chicago, IL O'Hare International Airport, (PT-685) Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,995,000
7,340,000		Chicago, IL Single Family Mortgage, (PT-290) Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	7,340,000
2,750,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	2,750,000
1,660,000		Chicago, IL, IDRB, (Series 1999), Weekly VRDNs (Ade, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,660,000
9,000,000		Chicago, IL, (Series 2000C), 1.10% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 9/15/2003	9,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds, (Series 1998), 1.15% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	10,500,000
11,000,000		Chicago, IL, Gas Supply Revenue, (Series 1993B), 1.45% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 8/6/2003	11,000,000
1,000,000		Cook County, IL School District No. 123 Bonds (MBIA INS), 12/1/2003	996,035
590,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	590,000
3,960,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$1,050,000		Illinois Development Finance Authority, IDB, (Series 1989), Weekly VRDNs (Addison 450 LP)/(American National Bank & Trust Co., Chicago LOC)	$1,050,000
1,700,000		Illinois Development Finance Authority, IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,700,000
3,940,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Demar, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,940,000
3,000,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,000,000
1,185,000		Martinsville, IL, IDRB, (Series 1995), Weekly VRDNs (PAP-R Products Co.)/(Bank One, Illinois N.A. LOC)	1,185,000
6,280,000		Robbins (Village of), IL, (Series 2001), Weekly VRDNs (Robbins Property LLC)/(American National Bank & Trust Co., Chicago LOC)	6,280,000

		TOTAL	87,341,035

		Indiana--3.3%
4,830,000		Benton, IN Community School Corp., 2.25% TANs, 12/31/2003	4,844,846
1,000,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank N.A., Cincinnati LOC)	1,000,000
4,500,000		Greater Clark County, IN Community Schools Corp., 2.25% TANs, 12/31/2003	4,516,648
4,500,000		Hamilton, IN Southeastern Schools, 2.00% TANs, 12/31/2003	4,512,945
1,345,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,345,000
12,105,000	[2]	Indiana Bond Bank, MERLOTS, (Series 2001 - A119), 1.50% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	12,105,000
4,015,000		Indiana State HFA, MERLOTS, (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	4,015,000
2,585,000		Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	2,585,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
5,000,000		Jasper County, IN EDRB, (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
8,220,000		Jeffersonville, IN, (PT-1309) Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,220,000
1,805,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,805,000
4,560,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	4,560,000
8,069,000		Northwest Allen County, IN Schools, 2.125% TANs, 12/31/2003	8,098,048
770,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One, Indiana N.A. LOC)	770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$6,375,000		Wawasee, IN Community School Corp., 2.25% TANs, 12/31/2003	$6,395,928
2,800,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,800,000

		TOTAL	75,973,415

		Iowa--0.6%
8,595,000		Iowa Finance Authority, (PT-1884) Weekly VRDNs (Chapel Ridge of Council Bluffs)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,595,000
5,485,000		Iowa Finance Authority, (PT-1913) Weekly VRDNs (Chapel Ridge of Cedar Rapids)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,485,000

		TOTAL	14,080,000

		Kansas--1.2%
8,260,000		Sedgwick & Shawnee Counties, KS, MERLOTS, (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	8,260,000
5,325,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates, (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	5,325,000
13,066,656		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-I), 1.35% BANs, 2/1/2004	13,065,280

		TOTAL	26,650,280

		Kentucky--1.1%
6,000,000		Graves County, KY, School Building Revenue Bonds, (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,210,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,210,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts, (Series 1998F-1), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	11,995,000
3,590,000		Kentucky Housing Corp., MERLOTS, (Series 2000-B9), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,590,000
2,975,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	2,975,000

		TOTAL	25,770,000

		Louisiana--1.6%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT), (Series 2002-17), 1.65% TOBs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/21/2003	4,000,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConocoPhillips)/(Bank One N.A. (Chicago) LOC)	10,100,000
3,220,000		Louisiana HFA, Trust Receipts, (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,220,000
7,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,000,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC)	8,000,000

		TOTAL	37,320,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maine--0.7%
$3,400,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	$3,400,000
2,250,000		Biddeford, ME, (Series 2000), Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC)	2,250,000
6,960,000	[2]	Maine State Housing Authority, MERLOTS, (Series 2001-A108), 1.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,960,000
1,530,000		Trenton, ME, (Series 1998), Weekly VRDNs (Hinckley Co.)/ (Key Bank, N.A. LOC)	1,530,000
1,790,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	1,790,000

		TOTAL	15,930,000

		Maryland--0.7%
1,186,000		Harford County, MD, (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,186,000
3,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 1.15% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	3,375,000
2,400,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,400,000
4,810,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,810,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	750,000
4,000,000		Northeast, MD Waste Disposal Authority, (PT-766) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,000,000

		TOTAL	16,521,000

		Massachusetts--4.2%
15,000,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), (Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	15,000,000
4,000,000		Commonwealth of Massachusetts, (Series 1997B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,000,000
14,000,000		Massachusetts Development Finance Agency, (Series R3), Weekly VRDNs (Boston University)/(XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	14,000,000
7,700,000		Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	7,700,000
19,980,000		Massachusetts HEFA, MERLOTS, (Series 2000WW), Weekly VRDNs (Harvard University)/(Wachovia Bank N.A. LIQ)	19,980,000
3,000,000		Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(Fleet National Bank LOC)	3,000,000
8,000,000		Massachusetts Turnpike Authority, Variable Rate Certificates, (Series 1997N), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$10,000,000		Massachusetts Water Resources Authority, Class A Certificates, (Series 2002-208), Daily VRDNs (Financial Security Assurance, Inc. INS)/(Bear Stearns Cos., Inc. LIQ)	$10,000,000
15,000,000		Ralph C. Mahar, MA Regional School District, 1.50% BANs, 7/15/2004	15,070,801

		TOTAL	96,750,801

		Michigan--0.9%
14,380,000	[2]	Detroit, MI City School District, MERLOTS, (Series 2000 A8), 1.55% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	14,380,000
6,900,000		Jackson County, MI Economic Development Corp., (Series 2001A), Daily VRDNs (Vista Grande Villa)/(Lasalle Bank, N.A. LOC)	6,900,000

		TOTAL	21,280,000

		Minnesota--1.6%
1,050,000		Blaine, MN, (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,050,000
3,200,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,200,000
6,440,000		Dakota County & Washington County MN Housing and Redevelopment Authority, MERLOTS, (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
2,050,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,050,000
5,220,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
7,050,000		Minnesota State Higher Education Coordinating Board, (Series 1992C), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	7,050,000
500,000		Ramsey County, MN Housing and Redevelopment Authority, Chestnut Housing, LLC, (Series 2003), 1.10% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 11/1/2003	500,000
5,250,000		Ramsey County, MN Housing and Redevelopment Authority, Chestnut Housing, LLP, (Series 2002), 1.10% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 11/1/2003	5,250,000
1,975,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,975,000
850,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	850,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000

		TOTAL	35,835,000

		Mississippi--2.5%
4,500,000		Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	4,500,000
6,000,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
7,555,000		Mississippi Home Corp., MERLOTS, (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,555,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--continued
$5,900,000		Mississippi Home Corp., MERLOTS, (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	$5,900,000
19,240,000		Mississippi Home Corp., Roaring Forks, (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	19,240,000
3,940,000	[2]	Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), 1.35% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 2/25/2004	3,940,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 1.85% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2003	9,790,000

		TOTAL	56,925,000

		Missouri--0.7%
1,170,000		Kansas City, MO IDA, (Series 1999), Weekly VRDNs (B&B Investments LLC)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,170,000
4,700,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,700,000
3,465,000	[2]	Missouri State Housing Development Commission, MERLOTS, (Series 2000-QQQ), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	3,465,000
5,845,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	5,845,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000

		TOTAL	16,180,000

		Montana--0.6%
3,150,000		Montana State Board of Housing, MERLOTS, (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,150,000
4,780,000		Montana State Board of Housing, PUTTERs, (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,780,000
6,610,000		Montana State Board of Housing, Variable Certificates, (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	6,610,000

		TOTAL	14,540,000

		Multi State--8.6%
7,493,152		ABN AMRO Chicago Corp. LeaseTOPS Trust, (Series 1997-1), Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	7,493,152
9,033,500		BNY Municipal Certificates Trust, (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	9,033,500
3,790,000		BNY Municipal Certificates Trust, (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,790,000
29,000,000		Charter Mac Floater Certificates Trust I, (Series Nat-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	29,000,000
37,968,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate), (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	37,968,000
45,186,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate), (Series 2002-09), Weekly VRDNs (AMBAC, FGIC, Financial Security Assurance, Inc., MBIA INS) and State Street Bank and Trust Co. LIQs)	45,186,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$17,930,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT), (Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$17,930,000
15,762,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT), (Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	15,762,000
10,000,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT), (Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	10,000,000
5,915,046		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	5,915,046
1,549,070	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1998-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/8/2003	1,549,070
3,056,525	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1999-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/15/2003	3,056,525
10,185,290		PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 2002-1), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	10,185,290

		TOTAL	196,868,583

		Nebraska--2.1%
2,100,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,100,000
3,900,000		Douglas County, NE, IDRB, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,900,000
9,860,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	9,860,000
22,616,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	22,616,000
3,045,000		Nebraska Investment Finance Authority, MERLOTS, (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,045,000
5,700,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000

		TOTAL	47,221,000

		Nevada--1.2%
6,385,000		Clark County, NV Airport System, (PT-1866) Weekly VRDNs (AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	6,385,000
12,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Fleet National Bank LOC)	12,500,000
7,535,000		Clark County, NV, (Series 1998), 1.15% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	7,535,000
400,000		Sparks, NV, (Series 1996), Weekly VRDNs (Antioch Publishing Co.)/(National City Bank, Ohio LOC)	400,000

		TOTAL	26,820,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Hampshire--0.8%
$4,380,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	$4,380,000
2,182,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	2,182,000
5,300,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B), Weekly VRDNs (River Woods at Exeter)/(BNP Paribas SA LOC)	5,300,000
340,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (Financial Security Assurance, Inc. INS)/(Chase Manhattan Bank (USA) N.A., Wilmington and Dexia Credit Local LIQs)	340,000
3,690,000		New Hampshire State HFA, MERLOTS, (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,690,000
2,790,000		New Hampshire State HFA, MERLOTS, (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,790,000

		TOTAL	18,682,000

		New Jersey--1.7%
7,000,000		Atlantic City, NJ, 2.00% BANs, 8/7/2003	7,000,912
2,438,388		Beach Haven, NJ, 1.50% BANs, 6/11/2004	2,447,103
2,100,000		Bordentown, NJ, 1.75% BANs, 1/8/2004	2,106,340
4,000,000		Carlstadt, NJ, 1.75% TANs, 3/1/2004	4,016,133
5,000,000		New Jersey EDA, (Series 2002B), Weekly VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	5,000,000
3,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2001 A-3), Weekly VRDNs (Capital Health System, Inc.)/(Fleet National Bank LOC)	3,500,000
3,000,000		New Jersey State Transportation Trust Fund Authority, PUTTERs, (Series 241), Weekly VRDNs (Financial Security Assurance, Inc. INS)/ (J.P. Morgan Chase & Co. LIQ)	3,000,000
4,995,000	[2]	New Jersey Turnpike Authority, PA-824R, 1.60% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	4,995,000
6,324,500		Seaside Heights Borough, NJ, 1.95% BANs, 2/13/2004	6,346,261
1,462,750		Stanhope, NJ, 1.75% BANs, 6/11/2004	1,470,839

		TOTAL	39,882,588

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Mexico--1.3%
$2,590,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	$2,590,000
5,110,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	5,110,000
3,900,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,900,000
2,685,000		New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,685,000
6,155,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A66), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,155,000
4,285,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2000-A18), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	4,285,000
3,750,000		New Mexico Mortgage Finance Authority, (PT-739) Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	3,750,000

		TOTAL	28,475,000

		New York--7.6%
4,500,000		Carmel, NY Central School District, 1.50% TANs, 10/31/2003	4,506,107
12,000,000		Commack, NY Union Free School District, 1.50% TANs, 6/29/2004	12,054,031
4,000,000		Hempstead Union Free School District, NY, 1.50% TANs, 6/29/2004	4,016,174
4,500,000		Long Island Power Authority, (Series 2003D), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Bank, Belgium LIQ)	4,500,000
21,000,000		Long Island Power Authority, (Series 2003F), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Bank, Belgium LIQ)	21,000,000
16,400,000		New York City, NY Housing Development Corp., (Series 2001A), Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	16,400,000
14,000,000		New York City, NY Housing Development Corp., (Series 2003A: 90 Washington Street), Weekly VRDNs (JDM Washington Street LLC)/(Key Bank, N.A. LOC)	14,000,000
11,200,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ)	11,200,000
16,100,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	16,100,000
10,000,000		New York State HFA, (Series 2003A: 360 West 43rd Street), Weekly VRDNs (42/9 Residential LLC)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$11,305,000		Owego-Apalachin, NY CSD, 1.50% BANs, 7/23/2004	$11,354,094
6,000,000		Oyster Bay, NY, (Series 2002D), 2.375% BANs, 8/22/2003	6,002,631
5,000,000		Oyster Bay, NY, (Series 2002D), 2.50% BANs, 8/22/2003	5,002,547
7,000,000		Riverhead, NY CSD, 1.50% TANs, 6/30/2004	7,032,876
10,000,000		Rochester, NY, 2.25% BANs, 10/23/2003	10,007,797
8,424,000		Salina, NY, 1.50% BANs, 7/16/2004	8,463,876
2,500,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	2,500,000
5,000,000		West Babylon, NY Union Free School District, 1.50% TANs, 6/29/2004	5,022,496
4,350,000		Windsor, NY CSD, 1.40%, 6/30/2004	4,365,709

		TOTAL	173,528,338

		North Carolina--0.9%
9,500,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	9,500,000
11,000,000	[2]	North Carolina State, (PT-413), 0.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	11,000,000
325,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	325,000

		TOTAL	20,825,000

		Ohio--1.7%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), 1.21% TOBs (Cleveland, OH Waterworks)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 12/10/2003	4,000,000
3,000,000		Huber Heights, OH, IDR, (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	3,000,000
3,610,000		Ohio HFA Multifamily Housing, MERLOTS, (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,610,000
2,625,000		Ohio HFA Multifamily Housing, MERLOTS, (Series 2000 AA), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,625,000
5,090,000		Ohio HFA Multifamily Housing, Variable Rate Certificates, (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	5,090,000
10,765,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	10,765,000
1,270,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2002), Weekly VRDNs (PPG Industries, Inc.)	1,270,000
4,000,000		Ohio State Water Development Authority, (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	4,000,000
2,500,000		Ohio Waste Development Authority Solid Waste, (Series 2000), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC)	2,500,000
1,000,000		Ohio Waste Development Authority Solid Waste, (Series 2002 A-4), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	1,000,000

		TOTAL	37,860,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oklahoma--0.3%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	6,000,000

		Oregon--0.8%
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000

		TOTAL	18,500,000

		Pennsylvania--1.2%
1,125,000		Pennsylvania EDFA, Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	1,125,000
10,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,000,000
6,400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B), Daily VRDNs (Children's Hospital of Philadelphia)/(J.P. Morgan Chase Bank and Westdeutsche Landesbank AG LIQs)	6,400,000

		TOTAL	28,025,000

		Rhode Island--0.6%
2,940,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS, (Series 2001-A31), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,940,000
5,045,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS, (Series 2001-A80), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,045,000
3,995,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,995,000
2,300,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,300,000

		TOTAL	14,280,000

		South Carolina--2.8%
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	20,000,000
575,000		Berkeley County, SC IDB, (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One N.A. (Ohio) LOC)	575,000
14,500,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	14,500,000
200,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.)	200,000
13,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--continued
$2,760,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$2,760,000
4,750,000		South Carolina Jobs-EDA Weekly VRDNs (Fenner Container, Inc.)/(SunTrust Bank LOC)	4,750,000
300,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	300,000
550,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	550,000
350,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	350,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
2,800,000		York County, SC IDA, (Series1989), Weekly VRDNs (Sediver, Inc.)/(BNP Paribas SA LOC)	2,800,000

		TOTAL	63,485,000

		Tennessee--1.0%
1,300,000		Cheatham County, TN IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,300,000
2,000,000		Covington, TN IDB, (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank N.A. LOC)	2,000,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds, (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
1,150,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,150,000
2,835,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, PUTTERs, (Series 334), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	2,835,000
7,755,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	7,755,000
500,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	500,000
4,000,000		Tullahoma, TN, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/ (SunTrust Bank LOC)	4,000,000

		TOTAL	22,540,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--11.6%
$19,620,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates, (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$19,620,000
12,000,000		Austin, TX Airport System, MERLOTS, (Series 2000J), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,990,000		Austin, TX Housing Finance Corp., (PT-1348) Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,990,000
5,000,000	[2]	Austin, TX, MERLOTS, (Series 2000-A26), 1.50% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,000,000
6,000,000		Brazos River Authority, TX, Trust Receipts, (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Energy)/(Bank of New York SWP)	6,000,000
6,495,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood Preserving, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,495,000
3,135,000		Dallas, TX Housing Finance Corp., (PT-1893) Weekly VRDNs (The Oaks III)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,135,000
12,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	12,055,000
9,000,000		Dallas-Fort Worth, TX International Airport, (PA-1061) Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
4,000,000		Dallas-Fort Worth, TX International Airport, (PA-1125R) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,000,000
10,370,000		Dallas-Fort Worth, TX International Airport, (PA-1145R) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	10,370,000
3,210,000		Dallas-Fort Worth, TX International Airport, MERLOTS, (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,210,000
3,915,000		Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Danske Bank A/S LIQ)	3,915,000
4,995,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERS, (Series 354), 1.12% TOBs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase Bank LIQ), Optional Tender 2/26/2004	4,995,000
2,495,000		Dallas-Fort Worth, TX International Airport, PUTTERS, (Series 336), Weekly VRDNs (FGIC INS)/(J. P. Morgan Chase Bank LIQ)	2,495,000
7,150,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERS, (Series 350), 1.15% TOBs (MBIA INS)/(J. P. Morgan Chase Bank LIQ), Optional Tender 2/12/2004	7,150,000
14,750,000		Dallas-Fort Worth, TX International Airport, Roaring Forks, (Series 2003-4), Weekly VRDNs (Financial Security Assurance, Inc., MBIA INS and Bank of New York LIQs)	14,750,000
6,410,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS, (Series 2001 A-40), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds, (Series 1999), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD)	$8,000,000
17,400,000		Harris County, TX HFDC, (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	17,400,000
7,033,000		Harris County, TX HFDC, Roaring Forks Certificates, (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	7,033,000
9,595,000		Houston, TX Airport System, MERLOTS, (Series 2001-B4), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	9,595,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Fleet National Bank LOC)	3,500,000
15,100,000		Midlothian, TX Industrial Development Corp., (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	15,100,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	10,000,000
3,765,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(Bank One N.A. (Chicago) LOC)	3,765,000
6,370,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS, (Series 2002-A53), 1.07% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	6,370,000
3,505,000		Texas State Department of Housing & Community Affairs, Variable Certificates, (Series 2001A), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	3,505,000
10,200,000		Texas State, 2.75% TRANs, 8/29/2003	10,211,709
15,630,000		Texas State, Variable Rate College Student Loan & Refunding Bonds, (Series 2003), 0.95% TOBs (Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 7/1/2004	15,630,000
4,675,000		Trinity River Authority of Texas, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas LOC)	4,675,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	264,224,709

		Utah--1.4%
28,800,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	28,800,000
2,250,000		Weber County, UT, 2.00% TRANs, 12/30/2003	2,257,813

		TOTAL	31,057,813

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Vermont--0.3%
$7,005,000	[2]	Vermont HFA, MERLOTS, (Series 2001-A91), 1.60% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	$7,005,000

		Virginia--2.3%
30,000		Alexandria, VA Redevelopment and Housing Authority, (Series 1996A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank N.V. LOC)	30,000
12,500,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	12,500,000
10,000,000		Halifax, VA IDA, MMMs, PCR, (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 9/10/2003	10,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.15% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/4/2003	5,000,000
7,500,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	7,500,000
7,125,000		Loudoun County, VA IDA, (Series 2001), Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A. LOC)	7,125,000
1,500,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	1,500,000
6,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	6,500,000
3,200,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	3,200,000

		TOTAL	53,355,000

		Washington--3.4%
6,990,000		Chelan County, WA Public Utility District No. 1, MERLOTS, (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,256,500		Energy Northwest, WA, Piper Certificates, (Series 2002C), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Bank of New York LIQ)	5,256,500
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
3,600,000		Port of Seattle, WA, (PT-1718) Weekly VRDNs (FGIC INS)/(Westdeutsche Landesbank AG LIQ)	3,600,000
8,600,000		Port of Seattle, WA, (PT-1780) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	8,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--continued
$2,495,000		Port of Seattle, WA, (PT-720) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	$2,495,000
4,450,000		Port of Seattle, WA, (PT-728) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
3,750,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	3,750,000
11,855,000	[2]	Spokane, WA Public Facilities District, MERLOTS, (Series 2001-A111), 1.60% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	11,855,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
6,025,000		Washington State Housing Finance Commission, (PT-1778) Weekly VRDNs (Quail Run Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,025,000
9,880,000	[2]	Washington State Public Power Supply System, MERLOTS, (Series 2000 A19), 1.55% TOBs (Energy Northwest, WA)/(MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,880,000

		TOTAL	77,251,500

		West Virginia--0.8%
1,730,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	1,730,000
9,500,000		Grant County, WV County Commission, PCRB, (Series 1994), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 9/8/2003	9,500,000
1,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds, (Series 1996), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 9/9/2003	1,500,000
4,970,000		South Charleston, WV, (PT-1637) Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,970,000

		TOTAL	17,700,000

		Wisconsin--0.7%
1,000,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank N.A., Cincinnati LOC)	1,000,000
3,125,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,125,000
1,785,000		La Crosse, WI IDA, (Series 2000), Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota N.A. LOC)	1,785,000
2,300,000		Milwaukee, WI, (Series 1997), 1.15% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	2,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin N.A. LOC)	$1,000,000
3,380,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,380,000
2,435,000		Wisconsin Housing & EDA, Trust Receipts, (Series 1997-18), Weekly VRDNs (Bank of New York LIQ)	2,435,000

		TOTAL	15,025,000

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)[3]	2,288,362,257

		OTHER ASSETS AND LIABILITIES -- NET--0.0%	468,263

		TOTAL NET ASSETS--100%	$2,288,830,520

Securities that are subject to alternative minimum tax represent 62.4% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.4%	4.6%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2003, these securities amounted to $245,776,929 which represents 10.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Cash Obligations Fund

July 31, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.2%
		Finance - Automotive--1.1%
$21,792,325		Household Automotive Trust 2003-1, Class A1, 1.240%, 5/17/2004	$21,792,325
12,405,862		Nissan Auto Receivables Owner Trust 2003-A, Class A1, 1.300%, 3/15/2004	12,405,862
25,018,643		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	25,018,643
3,527,621		Regions Auto Receivables Trust 2002-1, Class A1, 1.435%, 12/15/2003	3,527,621
10,599,303		Regions Auto Receivables Trust 2003-1, Class A1, 1.191%, 3/15/2004	10,599,303
12,582,875		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	12,582,875
5,631,307		WFS Financial Owner Trust 2003-1, Class A1, 1.310%, 2/20/2004	5,631,307
44,880,481		WFS Financial Owner Trust 2003-2, Class A1, 1.260%, 6/14/2004	44,880,481

		TOTAL	136,438,417

		Finance - Equipment--0.0%
6,163,004		CNH Equipment Trust 2002-B, Class A1, 1.406%, 12/9/2003	6,163,004

		Insurance--0.1%
13,000,000		Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.080%, 8/16/2004	13,000,000

		TOTAL ASSET-BACKED SECURITIES	155,601,421

		BANK NOTES--1.5%
		Banking--1.5%
87,229,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.060% - 1.075%, 8/29/2003 - 9/3/2003	87,147,877
100,000,000		Standard Federal Bank, N.A., 1.050%, 8/8/2003	100,000,000

		TOTAL BANK NOTES	187,147,877

		CERTIFICATES OF DEPOSIT--8.3%
		Banking--8.3%
3,000,000		Abbey National Bank PLC, London, 1.580%, 11/19/2003	3,003,206
136,000,000		Abbey National Treasury Services, PLC, 1.810% - 1.840%, 10/17/2003 - 10/20/2003	135,998,909
125,000,000		BNP Paribas SA, 1.295% - 1.142%, 3/3/2004 - 7/26/2004	124,989,261
45,000,000		Barclays Bank PLC, 0.900%, 12/22/2003	45,001,779
25,000,000		Citibank N.A., New York, 0.960%, 9/19/2003	25,000,000
125,000,000		Credit Agricole Indosuez, 1.240% - 1.330%, 4/26/2004 - 8/4/2004	124,988,785
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$175,000,000		Credit Suisse First Boston, 1.045% - 1.055%, 8/7/2003 - 10/14/2003	$175,000,256
88,000,000		Danske Bank A/S, 1.300%, 3/3/2004	88,000,000
25,000,000		HBOS Treasury Services PLC, 1.280%, 8/1/2003	25,000,000
26,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.360% - 1.950%, 10/24/2003 - 2/13/2004	26,000,000
15,000,000		Regions Bank, Alabama, 1.260%, 8/31/2004	15,000,000
71,000,000		Societe Generale, Paris, 1.305% - 1.410%, 2/3/2004 - 3/31/2004	71,011,354
45,000,000		Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	44,996,838
145,000,000		Toronto Dominion Bank, 0.950% - 1.060%, 9/18/2003 - 11/12/2003	145,017,711

		TOTAL CERTIFICATES OF DEPOSIT	1,049,008,099

		COLLATERALIZED LOAN AGREEMENTS--8.3%
		Banking--4.7%
600,000,000		CDC Financial Products, Inc., 1.225%, 8/1/2003	600,000,000

		Brokerage--3.6%
425,000,000		Citigroup Global Markets, Inc., 1.175% - 1.225%, 8/1/2003	425,000,000
25,000,000		Goldman Sachs & Co., 1.175%, 8/1/2003	25,000,000

		TOTAL	450,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,050,000,000

		COMMERCIAL PAPER --19.0%[1]
		Banking--3.9%
40,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.040%, 10/8/2003	39,921,422
50,000,000		Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial Bank of Commerce), 1.230%, 8/7/2003	49,989,750
26,000,000		HBOS Treasury Services PLC, 0.970%, 9/12/2003	25,970,577
50,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.210%, 10/7/2003	49,887,403
62,097,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.060% - 1.240%, 8/20/2003 - 1/14/2004	61,941,226
264,656,000		Tulip Funding Corp., 1.050% - 1.060%, 8/5/2003 - 9/29/2003	264,522,295

		TOTAL	492,232,673

		Consumer Products--1.5%
190,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.270% - 1.310%, 8/18/2003 - 2/17/2004	189,618,931

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Automotive--0.5%
$37,175,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 1.045%, 10/16/2003	$37,092,988
25,000,000		New Center Asset Trust, A1/P1 Series, 1.260%, 8/28/2003	24,976,375

		TOTAL	62,069,363

		Finance - Commercial--5.5%
165,000,000		Edison Asset Securitization LLC, 0.900% - 1.120%, 8/11/2003 - 12/8/2003	164,759,264
87,993,000		Falcon Asset Securitization Corp., 0.970%, 9/15/2003	87,886,308
305,000,000		Paradigm Funding LLC, 0.950% - 1.260%, 8/4/2003 - 8/28/2003	304,875,825
138,041,000		Yorktown Capital LLC, 0.950% - 1.040%, 9/19/2003 - 10/14/2003	137,778,033

		TOTAL	695,299,430

		Finance - Retail--2.9%
40,000,000		Barton Capital Corp., 1.040%, 1/9/2004	39,813,956
56,580,000		Jupiter Securitization Corp., 1.040%, 8/18/2003	56,552,213
25,263,000		Park Avenue Receivables Corp., 1.120%, 8/13/2003	25,253,568
249,000,000		Sheffield Receivables Corp., 1.050% - 1.100%, 8/4/2003 - 9/10/2003	248,882,720

		TOTAL	370,502,457

		Finance - Securities--2.0%
63,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.050%, 10/27/2003	62,840,138
174,500,000		Galaxy Funding Inc., 0.930% - 1.010%, 9/12/2003 - 9/26/2003	174,264,301
19,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.280%, 8/11/2003	18,993,244

		TOTAL	256,097,683

		Insurance--1.6%
199,000,000		AEGON Funding Corp., 1.040% - 1.240%, 8/15/2003 - 10/9/2003	198,714,522

		Oil & Oil Finance--0.5%
68,000,000		Shell Finance (UK) PLC, 1.840%, 9/9/2003 - 9/29/2003	67,813,342

		Retail--0.6%
70,000,000		Home Depot, Inc., 0.920% - 0.930%, 12/16/2003	69,753,019

		TOTAL COMMERCIAL PAPER	2,402,101,420

		CORPORATE BONDS--0.3%
		Retail--0.3%
41,850,000		Wal-Mart Stores, Inc., 4.375%, 8/1/2003	41,850,000

Principal Amount			Value
		CORPORATE NOTES--10.0%
		Banking--0.4%
$50,000,000		Deutsche Bank AG, 1.155%, 8/1/2003	$50,000,000

		Brokerage--6.8%
605,000,000		Goldman Sachs Group, Inc., 1.120% - 1.360%, 8/1/2003 -- 11/6/2003	605,000,000
250,000,000		Merrill Lynch & Co., Inc., 1.275%, 8/1/2003	250,000,000

		TOTAL	855,000,000

		Finance - Securities--2.3%
75,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.600%, 11/20/2003	75,000,000
75,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.110% - 1.290%, 4/15/2004 - 7/15/2204	75,000,000
145,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290% - 1.945%, 10/27/2003 -- 4/14/2003	144,993,103

		TOTAL	294,993,103

		Telecommunications--0.5%
65,000,000		SBC Communications, Inc., 4.180%, 6/5/2004	66,602,959

		TOTAL CORPORATE NOTES	1,266,596,062

		GOVERNMENT AGENCIES--2.5%
		Government Agencies--2.5%
195,000,000		Federal Home Loan Bank System, 1.250% - 1.410%, 3/8/2004 -- 7/2/2004	195,000,000
15,000,000		Federal Home Loan Mortgage Corp., 5.250%, 2/15/2004	15,308,872
99,000,000		Federal National Mortgage Association, 1.300% - 1.380%, 5/7/2004 - 8/31/2004	99,000,000

		TOTAL GOVERNMENT AGENCIES	309,308,872

		LOAN PARTICIPATION--0.7%
		Chemicals--0.6%
76,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.030% - 1.490%, 8/15/2003 - 12/29/2003	76,000,000

		Finance - Commercial--0.1%
16,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	16,700,000

		TOTAL LOAN PARTICIPATION	92,700,000

Principal Amount			Value
		NOTES - VARIABLE--36.6%[2]
		Banking--15.5%
$5,140,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 1.200%, 8/6/2003	$5,140,000
5,250,000		35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	5,250,000
5,232,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,232,000
96,000,000		Abbey National Treasury Services, PLC, Euro Medium Term Note, 1.290%, 8/14/2003	96,053,283
6,730,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	6,730,000
3,000,000		Alabama Paper Products LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,000,000
3,010,000		Alabama State IDA, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	3,010,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 1.300%, 8/7/2003	2,000,000
1,215,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	1,215,000
4,330,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	4,330,000
8,280,000		Anchor Holdings LLC, Series 2000, (U.S. Bank NA, Cincinnati LOC), 1.150%, 8/7/2003	8,280,000
5,620,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,620,000
10,555,000		Badger Mining Corp., (U.S. Bank N.A., Cincinnati LOC), 1.200%, 8/6/2003	10,555,000
25,000,000		Bank of New York Co., Inc., 1.090%, 8/27/2003	25,000,000
185,000,000		Barclays Bank PLC, 1.035%, 8/28/2003	184,966,177
1,900,000		Barker Property Management LLC, (Series 1998), (Wachovia Bank N.A. LOC), 1.150%, 8/6/2003	1,900,000
11,355,000		Barton Healthcare LLC, (American National Bank & Trust Co., Chicago LOC), 1.150%, 8/6/2003	11,355,000
2,200,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,200,000
186,500,000		Blue Heron Funding III, Inc, Series 3A, (Guaranteed by WestLB AG), 1.110%, 8/29/2003	186,500,000
35,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 8/26/2003	35,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$30,000,000		Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by WestLB AG), 1.110%, 8/21/2003	$30,000,000
3,440,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,440,000
5,915,000		Briarwood LP, Series 1999, (Bank One N.A. (Ohio) LOC), 1.210%, 8/7/2003	5,915,000
6,185,000		Brownsburg Christian Church, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.250%, 8/7/2003	6,185,000
3,240,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	3,240,000
1,110,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,110,000
4,200,000		CAM International LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	4,200,000
7,750,000		California Statewide Communities Development Authority, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/1/2003	7,750,000
2,515,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	2,515,000
5,854,000		Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.150%, 8/7/2003	5,854,000
48,374,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	48,374,000
4,085,000		Capital One Funding Corp., (Bank One, Wisconsin N.A. LOC), 1.150%, 8/7/2003	4,085,000
3,904,000		Capital One Funding Corp., Series 1993-A, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	3,904,000
7,435,000		Capital One Funding Corp., Series 1996-G, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	7,435,000
11,318,000		Capital One Funding Corp., Series 2001-B, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	11,318,000
2,595,000		Casna LP, Series 1997, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	2,595,000
8,040,000		Cedarville College, Series 1998, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	8,040,000
3,990,000		Charapp Family Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	3,990,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$6,555,000		Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.120%, 8/7/2003	$6,555,000
9,700,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	9,700,000
10,500,000		Citywide Development Corp., (Bank One, West Virginia N.A. LOC), 1.200%, 8/7/2003	10,500,000
3,450,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,450,000
5,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 1.170%, 8/6/2003	5,900,000
8,090,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.230%, 8/7/2003	8,090,000
11,865,000		Community Centre Group of Cos., (Comerica Bank LOC), 1.200%, 8/7/2003	11,865,000
15,000,000		Cook County, IL, Series 2002 A, 1.150%, 8/6/2003	15,000,000
4,300,000		Davis Industries, Inc., (Comerica Bank LOC), 1.150%, 8/7/2003	4,300,000
5,000,000		Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,000,000
5,700,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	5,700,000
2,580,000		Elliott Aviation, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.200%, 8/6/2003	2,580,000
5,270,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	5,270,000
955,000		Elsinore Properties, LP, Series 1998, (Fifth Third Bank, Cincinnati LOC), 1.120%, 8/7/2003	955,000
3,175,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,175,000
4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 1.220%, 8/7/2003	4,000,000
340,000		Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	340,000
2,250,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,250,000
5,760,000		Franklin County, OH, Edison Welding, Series 1995, (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	5,760,000
1,200,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 1.150%, 8/6/2003	1,200,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$6,010,000		Freeport, IL, (U.S. Bank N.A., Cincinnati LOC), 1.120%, 8/7/2003	$6,010,000
2,270,000		Galasso Materials LLC and Galasso Holdings LLC, Series 1998, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	2,270,000
3,360,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	3,360,000
3,500,000		Gary, In Redevelopment District, (American National Bank & Trust Co., Chicago LOC), 1.220%, 8/7/2003	3,500,000
4,800,000		Georgia Ports Authority, Colonel's Island Terminal Project, Series 1996-A, Revenue Bonds, (SunTrust Bank LOC), 1.100%, 8/6/2003	4,800,000
1,270,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	1,270,000
4,280,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	4,280,000
1,785,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 1.300%, 8/7/2003	1,785,000
2,880,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 1.300%, 8/7/2003	2,880,000
235,000,000		HBOS Treasury Services PLC, 1.130% - 1.280%, 8/19/2003 -- 9/24/2003	235,062,096
2,430,000		Harvey A. Tolson, (U.S. Bank NA, Cincinnati LOC), 1.200%, 8/7/2003	2,430,000
3,550,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 1.250%, 8/7/2003	3,550,000
9,485,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	9,485,000
4,830,000		Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	4,830,000
6,235,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	6,235,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	3,085,000
4,200,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 1.140%, 8/7/2003	4,200,000
8,825,000		Ilsco Corp., (U.S. Bank NA, Cincinnati LOC), 1.150%, 8/7/2003	8,825,000
9,000,000		Interlock Realty Co., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	9,000,000
1,455,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	1,455,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,055,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 1.120%, 8/7/2003	$4,055,000
4,300,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 1.150%, 8/7/2003	4,300,000
1,715,000		Kent Capital LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,715,000
2,500,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,500,000
8,500,000		KinderCare Learning Centers, Inc., Series B, (J.P. Morgan Chase Bank LOC), 1.250%, 8/6/2003	8,500,000
1,770,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 1.100%, 8/6/2003	1,770,000
4,295,000		Kite Rubloff, Logansport LLC, (National City Bank, Ohio LOC), 1.280%, 8/7/2003	4,295,000
4,050,000		LCO Ventures LLC, (Fleet National Bank LOC), 1.200%, 8/6/2003	4,050,000
2,000,000		Landesbank Baden-Wuerttemberg, 1.005%, 9/22/2003	1,999,887
3,005,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,005,000
3,880,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.200%, 8/7/2003	3,880,000
5,000,000		Los Angeles, CA, MERLOTS, Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 1.200%, 8/6/2003	5,000,000
30,670,000		M/S Land LLC, (Bank One, Illinois N.A. LOC), 1.200%, 8/7/2003	30,670,000
4,000,000		MBE Investment Co. LLC, EH Investment Company Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.150%, 8/7/2003	4,000,000
55,000,000	[3]	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.170%, 9/29/2003	55,000,000
8,500,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	8,500,000
1,195,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 1.200%, 8/7/2003	1,195,000
3,000,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,000,000
4,100,000		Mile Bluff Clinic Building Partnership, (U.S. Bank NA, Cincinnati LOC), 1.200%, 8/6/2003	4,100,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,400,000		Mississippi Business Finance Corp., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$1,400,000
2,460,000		Mississippi Business Finance Corp., (Bank One, Illinois N.A. LOC), 1.150%, 8/7/2003	2,460,000
3,000,000		Multicraft International LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,000,000
4,055,000		Nassau County, NY IDA, Tweezerman Corp. Project, Series 2003, (Fleet National Bank LOC), 1.200%, 8/6/2003	4,055,000
2,600,000		New Berlin, WI, Sunraider LLC Series 1997B, (Bank One, Wisconsin N.A. LOC), 1.200%, 8/7/2003	2,600,000
3,300,000		New Jersey EDA, Morey Organization, Inc. Project Series 1997, (Wachovia Bank N.A. LOC), 1.150%, 8/6/2003	3,300,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 1.220%, 8/6/2003	2,565,000
5,450,000		Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	5,450,000
39,040,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	39,040,000
6,415,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	6,415,000
3,175,000		Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham LOC), 1.120%, 8/7/2003	3,175,000
3,785,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	3,785,000
4,245,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	4,245,000
2,600,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,600,000
6,640,000		Pepin Distributing Co., (Wachovia Bank N.A. LOC), 1.100%, 8/7/2003	6,640,000
760,000		Poseyville, IN, North American Green, Series 1999, (Fifth Third Bank, Cincinnati LOC), 1.120%, 8/7/2003	760,000
6,755,000		R & J Investment Co., (Bank One N.A. (Ohio) LOC), 1.200%, 8/7/2003	6,755,000
3,160,000		Riverchase Country Club, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,160,000
6,115,000		Royal Wine Corp. and KFP International Ltd., (Series 1998), (Key Bank, N.A. LOC), 1.200%, 8/7/2003	6,115,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,279,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.140%, 8/7/2003	$1,279,000
7,650,000		Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	7,650,000
22,500,000		Seeber USA, LLP, Series 2000, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	22,500,000
5,940,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,940,000
5,690,000		Sioux-Preme Packing Co., (U.S. Bank N.A., Cincinnati LOC), 1.200%, 8/6/2003	5,690,000
40,000,000		Societe Generale, Paris, 1.040%, 8/28/2003	39,992,687
2,905,000		Solon Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	2,905,000
4,795,000		Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	4,795,000
9,725,000		Stow-Glen Properties LLC, (U.S. Bank NA, Cincinnati LOC), 1.250%, 8/7/2003	9,725,000
920,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	920,000
2,765,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,765,000
2,420,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,420,000
510,000		Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 1.100%, 8/6/2003	510,000
3,285,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,285,000
116,025,000		Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 8/6/2003	116,025,000
3,005,000		Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.120%, 8/6/2003	3,005,000
805,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.216%, 8/7/2003	805,000
2,695,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,695,000
3,430,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	3,430,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,838,700		Valleydale Baptist Church, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$1,838,700
555,000		Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	555,000
5,575,000		Vista Grande Villa, (Lasalle Bank, N.A. LOC), 1.200%, 8/7/2003	5,575,000
6,325,000		WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	6,325,000
4,300,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 8/7/2003	4,300,000
3,700,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,700,000
6,240,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	6,240,000
110,000,000		Wells Fargo & Co., 1.110% - 1.150%, 8/4/2003 -- 8/14/2003	110,000,000
60,000,000		Wells Fargo Bank, N.A., 1.040%, 2/3/2004	60,000,000
6,795,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank LOC), 1.120%, 8/7/2003	6,795,000
50,000,000		WestLB AG, 1.040%, 8/1/2003	50,000,000
2,000,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,000,000
10,620,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	10,620,000
5,800,000		Winder-Barrow Industrial Building Authority, (SunTrust Bank LOC), 1.100%, 8/6/2003	5,800,000

		TOTAL	1,962,328,830

		Brokerage--4.9%
355,300,000		Merrill Lynch & Co., Inc., 1.060% - 1.470%, 8/1/2003	355,502,654
266,000,000		Morgan Stanley, 1.130%, 8/1/2003	266,000,000

		TOTAL	621,502,654

		Finance - Commercial--5.2%
285,000,000		Compass Securitization LLC, 1.051% - 1.060%, 8/12/2003 -- 9/17/2003	284,998,129
4,000,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 1.150%, 8/7/2003	4,000,000
285,500,000		General Electric Capital Corp., 1.131% - 1.305%, 8/1/2003 -- 8/28/2003	285,526,190
80,000,000		Paradigm Funding LLC, 1.060%, 8/28/2003	80,000,000

		TOTAL	654,524,319

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Finance - Retail--1.2%
$45,000,000		Holmes Financing (No. 7) PLC, A1, 1.067%, 8/15/2003	$45,000,000
50,000,000		Permanent Financing (No. 2) PLC, Series 2, 1A, 1.070%, 8/11/2003	50,000,000
50,000,000		Sheffield Receivables Corp., 1.061%, 8/20/2003	50,000,000

		TOTAL	145,000,000

		Finance - Securities--6.4%
246,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.150%, 8/1/2003	245,988,280
245,500,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.057% - 1.087%, 8/1/2003 - 8/15/2003	245,474,663
318,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.056% - 1.090%, 8/14/2003 - 12/10/2003	317,984,941

		TOTAL	809,447,884

		Government Agency--0.1%
5,120,000		Acton Assisted Living LLC, Series 2000, (Federal Home Loan Bank of Pittsburgh LOC), 1.150%, 8/7/2003	5,120,000
4,200,000		Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of Cincinnati LOC), 1.200%, 8/7/2003	4,200,000
5,600,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	5,600,000
970,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	970,000

		TOTAL	15,890,000

		Insurance--3.3%
24,000,000		Allstate Life Insurance Co., 1.231% - 1.260%, 8/1/2003	24,000,000
43,000,000		GE Life and Annuity Assurance Co., 1.120% - 1.380%, 8/1/2003 - 9/2/2003	43,000,000
10,000,000		Hartford Life Insurance Co., 1.450%, 9/2/2003	10,000,000
22,000,000		Jackson National Life Insurance Co., 1.190%, 8/22/2003	22,000,000
45,000,000		Metropolitan Life Insurance Co., 1.250% - 1.470%, 8/1/2003 - 10/1/2003	45,000,000
54,000,000		Monumental Life Insurance Co., 1.230% - 1.420%, 8/1/2003 - 8/29/2003	54,000,000
50,000,000		New York Life Insurance Co., 1.380%, 8/1/2003 - 8/28/2003	50,000,000
9,900,000		Oberthur Gaming Technologies Corp., Series 2002-A, (GE Capital Assurance Co. LOC), 1.150%, 8/6/2003	9,900,000
15,000,000		Premium Asset Trust, Series 2001-10, (GE Life and Annuity Assurance Co. LOC), 1.470%, 8/14/2003	15,002,858
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Insurance--continued
$20,000,000		Premium Asset Trust, Series 2003-6, (GE Capital Assurance Co. LOC), 1.140%, 9/2/2003	$19,989,968
15,000,000		Protective Life Insurance Co., 1.460%, 8/1/2003	15,000,000
36,995,000		Santa Monica Community College District, Series 2001 D, (AMBAC INS), 1.150%, 8/7/2003	36,995,000
25,000,000		Security Life of Denver Insurance Co., 1.210% - 1.279%, 9/16/2003 - 10/27/2003	25,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.254%, 10/7/2003	25,000,000
20,000,000		Travelers Insurance Co., 1.214%, 9/2/2003	20,000,000

		TOTAL	414,887,826

		TOTAL NOTES - VARIABLE	4,623,581,513

		MUTUAL FUND--0.4%
		Asset Management--0.4%
50,000,000		Nations Money Market Reserves	50,000,000

		TIME DEPOSIT--3.2%
		Banking--3.2%
$400,000,000		UBS AG, 1.020%, 8/1/2003	400,000,000

		REPURCHASE AGREEMENTS--9.2%
100,000,000		Interest in $910,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 3/15/2031	100,000,000
300,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $300,008,917 on 8/1/2003, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 5/15/2013	300,000,000
100,000,000		Interest in $175,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.920%, dated 7/31/2003, to be repurchased at $100,002,556 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/28/2008	100,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$663,443,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $663,463,825 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	$663,443,000

		TOTAL REPURCHASE AGREEMENTS	1,163,443,000

		TOTAL INVESTMENTS--101.2% (AT AMORTIZED COST)[4]	12,791,338,264

		OTHER NET ASSETS AND LIABILITIES - NET--(1.2)%	(153,763,955)

		TOTAL NET ASSETS--100%	$12,637,574,309

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2003, these securities amounted to $55,000,000 which represents 0.4% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Options Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Obligations Fund

July 31, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--0.9%
$7,461,341		Capital One Auto Finance Trust 2002-C, Class A1, 1.435%, 12/15/2003	$7,461,341
14,009,352		Household Automotive Trust 2003-1, Class A1, 1.240%, 5/17/2004	14,009,352
23,984,666		Nissan Auto Receivables Owner Trust 2003-A, Class A1, 1.300%, .3/15/2004	23,984,666
44,229,388		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.169%, 6/15/2004	44,229,388
4,858,014		Regions Auto Receivables Trust 2003-1, Class A1, 1.191%, 3/15/2004	4,858,014
45,609,907		Triad Automobile Receivables Trust 2003-A, Class A1, 1.250%, 4/12/2004	45,609,907
12,807,569		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	12,807,569
19,212,693		WFS Financial Owner Trust 2003-1, Class A1, 1.310%, 2/20/2004	19,213,482
57,582,503		WFS Financial Owner Trust 2003-2, Class A1, 1.260%, 6/14/2004	57,582,503

		TOTAL	229,756,222

		Finance - Equipment--0.1%
655,657		Bank of America Lease Equipment Trust 2002-A, Class A1, 1.439%, 12/22/2003	655,657
13,397,834		CNH Equipment Trust 2002-B, Class A1, 1.406%, 12/9/2003	13,397,834

		TOTAL	14,053,491

		Insurance--0.1%
21,000,000		Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.080%, 8/16/2004	21,000,000

		TOTAL ASSET-BACKED SECURITIES	264,809,713

		BANK NOTES--0.9%
		Banking--0.9%
125,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 9/2/2003 - 9/3/2003	124,878,983
100,000,000		Standard Federal Bank, N.A., 1.050%, 8/8/2003	100,000,000

		TOTAL BANK NOTES	224,878,983

		CERTIFICATES OF DEPOSIT--12.6%
		Banking--12.6%
362,000,000		Abbey National Treasury Services, PLC, 1.345% - 1.831%, 10/17/2003 - 4/19/2004	362,000,458
525,000,000		BNP Paribas SA, 1.152% - 1.340%, 3/3/2004 - 7/26/2004	524,972,025
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$120,000,000		Barclays Bank PLC, 0.890%, 12/22/2003	$120,004,745
25,000,000		Canadian Imperial Bank of Commerce, 1.295%, 8/11/2003	25,000,000
70,000,000		Citibank N.A., New York, 0.960%, 9/19/2003	70,000,000
267,000,000		Credit Agricole Indosuez, 1.246% - 1.335%, 4/26/2004 - 8/4/2004	266,976,530
250,000,000		Credit Suisse First Boston, 1.040% - 1.050%, 8/11/2003 - 10/14/2003	250,000,512
100,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.166% - 1.395%, 8/5/2003 - 6/28/2004	100,000,000
116,000,000		Regions Bank, Alabama, 0.900% - 1.256%, 12/22/2003 - 8/31/2004	116,000,000
100,000,000		Royal Bank of Canada, Montreal, 1.802%, 10/6/2003	99,957,501
812,000,000		Svenska Handelsbanken, Stockholm, 0.920% - 1.841%, 8/7/2003 - 4/13/2004	812,028,206
404,000,000		Toronto Dominion Bank, 0.900% - 0.990%, 9/18/2003 - 11/12/2003	404,080,220

		TOTAL CERTIFICATES OF DEPOSIT	3,151,020,197

		COLLATERALIZED LOAN AGREEMENTS--8.9%
		Banking--5.1%
1,275,000,000		CDC Financial Products, Inc., 1.175% - 1.225%, 8/1/2003	1,275,000,000

		Brokerage--3.8%
945,000,000		Citigroup Global Markets, Inc., 1.175% - 1.225%, 8/1/2003	945,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,220,000,000

		COMMERCIAL PAPER--21.5%[1]
		Banking--6.8%
15,030,000		Benedictine Health System, (Harris Trust & Savings Bank, Chicago LOC), 0.952%, 9/3/2003	15,016,911
324,664,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.043% - 1.268%, 8/11/2003 - 10/29/2003	324,205,405
100,000,000		Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial Bank of Commerce), 1.234%, 8/7/2003	99,979,500
77,500,000		Citicorp, 1.051%, 9/10/2003	77,409,583
103,839,000		Fountain Square Commercial Funding Corp., 1.053% - 1.244%, 8/1/2003 - 10/23/2003	103,657,438
96,680,000		Ivory Funding Corp., 1.051%, 8/20/2003 - 8/22/2003	96,623,507
175,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.217%, 10/7/2003	174,605,910
97,696,000		Kitty Hawk Funding Corp., 1.061%, 8/11/2003	97,667,234
230,309,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 0.993% - 1.254%, 8/12/2003 - 1/14/2004	229,884,861
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Banking--continued
$17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.075% - 1.253%, 8/7/2003 - 9/10/2003	$17,945,000
25,041,000		Old Slip Funding Corp., (Bank of New York Swap Agreement), 1.063%, 9/29/2003	24,997,498
430,853,000		Tulip Funding Corp., 1.050% - 1.063%, 8/5/2003 - 9/29/2003	430,768,644

		TOTAL	1,692,761,491

		Finance - Automotive--1.9%
140,000,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 1.042% - 1.043%, 9/10/2003 - 10/17/2003	139,732,778
145,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.952% - 1.278%, 8/8/2003 - 9/17/2003	145,428,054
175,000,000		New Center Asset Trust, A1/P1 Series, 1.268% - 1.278%, 8/14/2003 - 8/28/2003	174,907,583

		TOTAL	460,068,415

		Finance - Commercial--7.9%
461,105,000		Compass Securitization LLC, 0.952% - 1.053%, 8/18/2003 - 10/10/2003	460,636,270
396,170,000		Edison Asset Securitization LLC, 0.904% - 1.278%, 8/4/2003 - 12/8/2003	395,684,957
100,000,000		Eureka Securitization Inc., 0.962%, 9/15/2003	99,880,000
42,000,000		General Electric Capital Corp., 0.952%, 9/4/2003	41,962,317
784,300,000		Paradigm Funding LLC, 0.951% - 1.202%, 8/5/2003 - 10/15/2003	783,508,576
179,000,000		Yorktown Capital LLC, 0.952% - 1.043%, 9/17/2003 - 10/14/2003	178,684,650

		TOTAL	1,960,356,770

		Finance - Retail--2.3%
85,000,000		Asset Securitization Cooperative Corp., 0.972%, 8/22/2003	84,951,904
14,939,000		Jupiter Securitization Corp., 1.268%, 8/18/2003	14,930,111
96,000,000		Park Avenue Receivables Corp., 1.122%, 8/13/2003	95,964,160
385,958,000		Sheffield Receivables Corp., 1.051% - 1.103%, 8/25/2003 - 9/10/2003	385,673,924

		TOTAL	581,520,099

		Finance - Securities--2.1%
100,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 0.903% - 1.053%, 10/24/2003 - 11/3/2003	99,760,000
423,000,000		Galaxy Funding Inc., 0.932% - 1.243%, 8/12/2003 - 9/22/2003	422,551,142
10,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.043%, 10/15/2003	9,978,333

		TOTAL	532,289,475

		Retail--0.5%
129,489,000		Home Depot, Inc., 0.924% - 0.934%, 12/16/2003	129,032,524

		TOTAL COMMERCIAL PAPER	5,356,028,774

Principal Amount			Value
		CORPORATE BONDS--0.1%
		Banking--0.1%
$5,060,000		Australia & New Zealand Banking Group, Melbourne, 6.250%, 2/1/2004	$5,181,095

		Finance - Commercial--0.0%
3,500,000		General Electric Capital Corp., 5.375%, 4/23/2004	3,599,754

		Finance - Retail--0.0%
5,000,000		Associates Corp. of North America, 5.750%, 10/15/2003	5,045,148

		TOTAL CORPORATE BONDS	13,825,997

		CORPORATE NOTES--9.0%
		Brokerage--6.1%
1,242,000,000		Goldman Sachs Group, Inc., 1.110% - 1.360%, 8/1/2003 - 11/6/2003	1,242,000,000
280,000,000		Merrill Lynch & Co., Inc., 1.275%, 8/1/2003	280,000,000

		TOTAL	1,522,000,000

		Finance - Securities--2.4%
185,500,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.355% - 1.905%, 10/20/2003 - 4/22/2004	185,500,000
300,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.600% - 2.000%, 10/10/2003 - 8/16/2004	300,000,000
110,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290% - 1.945%, 10/23/2003 - 4/13/2004	109,997,224

		TOTAL	595,497,224

		Insurance--0.0%
8,800,000		Premium Asset Trust, (Guaranteed by GE Capital Assurance Co.), 5.250%, 7/19/2004	9,137,726

		Telecommunications--0.5%
125,000,000		SBC Communications, Inc., 4.180%, 6/5/2004	128,082,613

		TOTAL CORPORATE NOTES	2,254,717,563

		GOVERNMENT AGENCIES--4.3%
		Government Agency--4.3%
578,000,000		Federal Home Loan Bank System, 1.250% - 4.875%, 3/8/2004 - 7/2/2004	578,933,692
107,535,000		Federal Home Loan Mortgage Corp., 3.750% - 5.250%, 1/15/2004 - 4/15/2004	109,490,302
374,181,000		Federal National Mortgage Association, 1.300% - 5.125%, 2/13/2004 - 8/31/2004	377,664,300

		TOTAL GOVERNMENT AGENCIES	1,066,088,294

Principal Amount			Value
		LOAN PARTICIPATION--0.2%
		Finance - Commercial--0.2%
$39,300,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	$39,300,000

		NOTES - VARIABLE--35.6%[2]
		Banking--14.4%
9,900,000		215 Jane Investors LLC, (Fleet National Bank LOC), 1.200%, 8/6/2003	9,900,000
5,500,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 1.200%, 8/7/2003	5,500,000
2,545,000		550 West 14th Place, (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 1.200%, 8/7/2003	2,545,000
11,275,000		Active Living of Glenview LLC, (Series 1998), (U.S. Bank N.A., Cincinnati LOC), 1.180%, 8/6/2003	11,275,000
5,165,000		Adena Health System, Adena Health System Project (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.200%, 8/7/2003	5,165,000
3,290,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,290,000
5,000,000		Alabama Paper Products LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,000,000
2,715,000		Alabama State IDA, (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 1.120%, 8/7/2003	2,715,000
4,585,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.200%, 8/7/2003	4,585,000
1,545,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham LOC), 1.240%, 8/7/2003	1,545,000
6,390,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 1.120%, 8/7/2003	6,390,000
38,700,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	38,700,000
13,255,000		American Self Storage Corp., Series 2002, (U.S. Bank NA, Cincinnati LOC), 1.150%, 8/7/2003	13,255,000
8,550,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 1.200%, 8/7/2003	8,550,000
6,820,000		Arrow N.A., Inc., (Bank of America N.A. LOC), 1.166%, 8/7/2003	6,820,000
12,000,000		Association of American Medical Colleges, (Insured by AMBAC Financial Group, Inc., Guaranteed by J.P. Morgan Chase Bank), 1.120%, 8/7/2003	12,000,000
5,000,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 1.200%, 8/7/2003	5,000,000
6,050,000		Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	6,050,000
73,000,000		Bank of New York Co., Inc., 1.090%, 8/27/2003	73,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$165,000,000		Barclays Bank PLC, 1.035%, 8/28/2003	$164,969,834
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 1.180%, 8/7/2003	4,000,000
9,280,000		Bear Creek School, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	9,280,000
9,230,000		Berks County, PA IDA, (Wachovia Bank N.A. LOC), 1.170%, 8/6/2003	9,230,000
9,800,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 1.200%, 8/6/2003	9,800,000
6,140,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 1.200%, 8/6/2003	6,140,000
316,000,000		Blue Heron Funding III, Inc, Series 3A, (Guaranteed by WestLB AG), 1.110%, 8/29/2003	316,000,000
295,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 8/26/2003	295,000,000
30,000,000		Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by WestLB AG), 1.110%, 8/21/2003	30,000,000
1,457,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,457,790
9,555,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	9,555,000
11,500,000		Briarcliff Development Co., Series 2002, (Federal Home Loan Bank of Topeka LOC), 1.150%, 8/7/2003	11,500,000
2,135,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	2,135,000
17,385,000		Brooksby Village, Inc., Series 2002, (Lasalle Bank, N.A. LOC), 1.200%, 8/7/2003	17,385,000
9,904,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	9,904,000
12,527,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	12,527,000
12,977,000		Capital One Funding Corp., (Bank One, Illinois N.A. LOC), 1.150%, 8/7/2003	12,977,000
21,155,000		Capital One Funding Corp., (Bank One, Illinois N.A. LOC), 1.150%, 8/7/2003	21,155,000
22,185,000		Capital One Funding Corp., (Bank One, Kentucky LOC), 1.150%, 8/7/2003	22,185,000
5,071,000		Capital One Funding Corp., (Series 1998-C), (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	5,071,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$19,520,000		Capital One Funding Corp., (Series 1999-A), (Bank One, Kentucky LOC), 1.150%, 8/7/2003	$19,520,000
11,103,000		Capital One Funding Corp., (Series 1999-B), (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	11,103,000
888,000		Capital One Funding Corp., Series 1994-A, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	888,000
15,563,000		Capital One Funding Corp., Series 1994-C, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	15,563,000
1,419,000		Capital One Funding Corp., Series 1994-D, (Bank One, Kentucky LOC), 1.150%, 8/7/2003	1,419,000
4,888,000		Capital One Funding Corp., Series 1995-B, (Bank One, Kentucky LOC), 1.150%, 8/7/2003	4,888,000
15,377,000		Capital One Funding Corp., Series 1995-F, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	15,377,000
6,170,000		Capital One Funding Corp., Series 1996-H, (Bank One, West Virginia N.A. LOC), 1.150%, 8/7/2003	6,170,000
620,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	620,000
1,725,000		Chandler, AZ IDA, South Bay Circuits IMR, Series 1999B, (Comerica Bank LOC), 1.280%, 8/7/2003	1,725,000
7,045,000		Cincinnati Bible College and Seminary, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 8/7/2003	7,045,000
5,350,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 1.250%, 8/7/2003	5,350,000
962,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	962,337
4,840,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 1.200%, 8/7/2003	4,840,000
925,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (Bank One, Colorado LOC), 1.150%, 8/7/2003	925,000
2,270,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 1.100%, 8/6/2003	2,270,000
35,000,000		Cook County, IL, Series 2002 A, 1.150%, 8/6/2003	35,000,000
7,730,000		Crane Plastics Siding LLC, Series 2000, (Bank One N.A. (Chicago) LOC), 1.166%, 8/7/2003	7,730,000
5,590,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.216%, 8/7/2003	5,590,000
12,240,000		Cunat Capital Corp., (U.S. Bank N.A., Cincinnati LOC), 1.100%, 8/7/2003	12,240,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,890,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	$4,890,000
15,300,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.120%, 8/7/2003	15,300,000
3,510,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 1.216%, 8/7/2003	3,510,000
3,395,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 1.170%, 8/6/2003	3,395,000
515,000		Douglas County, GA Development Authority, Heritage Bag Project (Series 1998-B), (Wachovia Bank N.A. LOC), 1.120%, 8/7/2003	515,000
2,800,000		EPCO Carbondioxide Products, Inc., Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.120%, 8/7/2003	2,800,000
8,960,000		Eagle Tool and Machine, (Bank One N.A. (Chicago) LOC), 1.150%, 8/7/2003	8,960,000
6,670,000		Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.115%, 8/7/2003	6,670,000
9,300,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.250%, 8/7/2003	9,300,000
11,250,000		Faison-City Plaza LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	11,250,000
2,300,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 1.140%, 8/7/2003	2,300,000
15,130,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.200%, 8/7/2003	15,130,000
15,000,000		Garlands of Barrington Lenders, Inc., Series 2002-A, (Bank One N.A. (Chicago) LOC), 1.150%, 8/7/2003	15,000,000
20,000,000		Garlands of Barrington Lenders, Inc., Series 2002-B, (Bank One N.A. (Chicago) LOC), 1.150%, 8/7/2003	20,000,000
15,000,000		Garlands of Barrington Lenders, Inc., Series 2002-C, (Bank One N.A. (Chicago) LOC), 1.150%, 8/7/2003	15,000,000
1,350,000		Gerken Materials, Inc., Series 1995, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,350,000
1,790,000		Gerken Materials, Inc., Series 1997, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,790,000
5,325,000		Grand Aire Express, Inc., Series 1997, (National City Bank, Ohio LOC), 1.140%, 8/7/2003	5,325,000
24,600,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/6/2003	24,600,000
12,825,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank N.A., Cincinnati LOC), 1.100%, 8/6/2003	12,825,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,655,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	$1,655,000
6,215,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	6,215,000
144,000,000		HBOS Treasury Services PLC, 1.130%, 8/19/2003	144,101,290
350,000,000		HBOS Treasury Services PLC, 1.270%, 9/5/2003	350,000,000
215,000,000		HBOS Treasury Services PLC, 1.280%, 8/20/2003	215,000,000
10,365,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.300%, 8/7/2003	10,365,000
7,245,000		Harvey A. Tolson, (U.S. Bank N.A., Cincinnati LOC), 1.200%, 8/7/2003	7,245,000
19,045,000		Healthcare Funding LLC, Series 1998 A, (National City Bank, Michigan/Illinois LOC), 1.110%, 8/7/2003	19,045,000
10,950,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	10,950,000
3,790,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 1.240%, 8/7/2003	3,790,000
48,000,000		Huntington National Bank, Columbus, OH, 1.380%, 8/15/2003	48,001,922
4,150,000		J.P. Plymouth Properties LLC, (Series 1999), (Standard Federal Bank, N.A. LOC), 1.200%, 8/6/2003	4,150,000
6,835,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	6,835,000
3,630,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.220%, 8/6/2003	3,630,000
2,085,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 1.220%, 8/6/2003	2,085,000
1,095,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.200%, 8/7/2003	1,095,000
5,165,000		Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 1.200%, 8/6/2003	5,165,000
119,000,000	[3]	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.170%, 9/29/2003	119,000,000
53,700,000		MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	53,700,000
5,320,000		Mack Industries, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	5,320,000
515,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (Bank One, Wisconsin N.A. LOC), 1.250%, 8/7/2003	515,000
12,740,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 1.250%, 8/5/2003	12,740,000
20,210,000		Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank LOC), 1.150%, 8/6/2003	20,210,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$5,250,000		Massachusetts HEFA, (Comerica Bank LOC), 1.300%, 8/7/2003	$5,250,000
1,360,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.210%, 8/7/2003	1,360,000
1,655,000		Midwest Funding Corp., Series 1991 A Class A-1, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	1,655,000
362,000		Midwest Funding Corp., Series 1991-C, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	362,000
2,185,000		Midwest Funding Corp., Series 1992-B, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	2,185,000
1,004,000		Midwest Funding Corp., Series 1992-C, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	1,004,000
13,185,000		Milo C. Ritton and Superior Petroleum Co., Series 2002, (National City Bank, Pennsylvania LOC), 1.140%, 8/7/2003	13,185,000
9,400,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 1.120%, 8/7/2003	9,400,000
6,800,000		Mississippi Business Finance Corp., Choctaw Foods, Inc, (Rabobank Nederland, Utrecht LOC), 1.100%, 8/6/2003	6,800,000
6,000,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	6,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.030%, 8/7/2003	10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	17,000,000
12,565,000		North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 1.200%, 8/7/2003	12,565,000
45,760,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	45,760,000
4,144,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.266%, 8/7/2003	4,144,000
1,035,000		Oceana County Freezer Storage, Inc., SERIES 1999, (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	1,035,000
12,230,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 1.200%, 8/7/2003	12,230,000
1,495,000		PV Communications, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 1.216%, 8/7/2003	1,495,000
1,715,000		Pepin Distributing Co., (Wachovia Bank N.A. LOC), 1.100%, 8/7/2003	1,715,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 1.300%, 8/6/2003	6,650,000
6,320,000		Portsmouth, VA IDA, (Bank of America N.A. LOC), 1.200%, 8/6/2003	6,320,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,580,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	$1,580,000
2,420,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	2,420,000
5,680,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	5,680,000
9,840,000		Rollins College, Series 1998, (SunTrust Bank LOC), 1.100%, 8/6/2003	9,840,000
9,550,000		Rooker, J.W., (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	9,550,000
21,680,000		SGM Funding Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	21,680,000
25,200,000		SGM Funding Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	25,200,000
35,000,000		Santa Rosa, CA, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.200%, 8/7/2003	35,000,000
1,360,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.150%, 8/6/2003	1,360,000
2,750,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.150%, 8/6/2003	2,750,000
3,081,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	3,081,000
5,430,000		Shephard Capital LLC, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/6/2003	5,430,000
8,375,000		Spira Millenium LLC, Series 2001, (Fleet National Bank LOC), 1.200%, 8/7/2003	8,375,000
44,700,000		Spitzer Group, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	44,700,000
4,455,000		Springfield Ltd. Partnership, (UBS AG LOC), 1.150%, 8/7/2003	4,455,000
1,515,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 1.350%, 8/7/2003	1,515,000
2,550,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank N.A., Cincinnati LOC), 1.250%, 8/7/2003	2,550,000
14,430,000		Suffolk County, NY IDA, (Fleet National Bank LOC), 1.200%, 8/6/2003	14,430,000
3,580,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	3,580,000
760,000		Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.120%, 8/6/2003	760,000
50,000,000	[3]	URI Trust, Series 2000-1, (UBS AG Swap Agreement), 1.110%, 9/18/2003	50,000,000
2,425,000		Van Wyk Enterprises, Inc., (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	2,425,000
380,000		Van Wyk Enterprises, Inc., (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	380,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,190,000		Van Wyk Enterprises, Inc., (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	$3,190,000
890,000		Van Wyk, Bruce M., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	890,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	9,300,000
11,128,000		Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	11,128,000
717,000		Vista Funding Corp., (Bank One N.A. (Ohio) LOC), 1.200%, 8/7/2003	717,000
1,947,000		Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/7/2003	1,947,000
5,552,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/7/2003	5,552,000
1,544,000		Vista Funding Corp., Series 1995-E, (Bank One N.A. (Ohio) LOC), 1.200%, 8/7/2003	1,544,000
1,685,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 1.120%, 8/7/2003	1,685,000
2,155,000		Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.230%, 8/7/2003	2,155,000
911,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	911,431
263,000,000		Wells Fargo & Co., 1.090%- 1.150%, 8/4/2003 -- 8/14/2003	263,000,000
140,000,000		Wells Fargo Bank, N.A., 1.040%, 8/1/2003	140,000,000
50,000,000		WestLB AG, 1.040%, 8/1/2003	50,000,000
12,000,000		Western Reserve Masonic Community, Inc., (Guaranteed by J.P. Morgan Chase Bank), 1.200%, 8/7/2003	12,000,000
1,800,000		Wexner Heritage House, Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,800,000
11,745,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 1.210%, 8/7/2003	11,745,000
1,000,000		White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,000,000
4,300,000		Willacoochee, City of, Development Authority, Longboard, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.150%, 8/6/2003	4,300,000
5,700,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,700,000
4,605,000		Willow Hill Industries, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	4,605,000
35,905,000		World Wildlife Fund, Inc., Series 2000 B, (Insured by AMBAC Financial Group, Inc.), 1.120%, 8/7/2003	35,905,000
1,820,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,820,000

		TOTAL	3,575,255,604

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--4.5%
$100,000,000		Citigroup Global Markets Holdings, Inc., 1.540%, 8/18/2003	$100,012,782
533,500,000		Merrill Lynch & Co., Inc., 1.060% - 1.470%, 8/1/2003 - 8/27/2003	533,976,813
491,800,000		Morgan Stanley, 1.130% - 1.280%, 8/1/2003 -- 8/15/2003	491,829,019

		TOTAL	1,125,818,614

		Electrical Equipment--0.3%
3,340,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 1.060%, 8/7/2003	3,340,000
65,786,454		Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.200%, 8/4/2003	66,387,210

		TOTAL	69,727,210

		Finance - Commercial--5.5%
646,000,000		Compass Securitization LLC, 1.051% - 1.060%, 8/11/2003 - 8/18/2003	645,994,952
436,100,000		General Electric Capital Corp., 1.131% - 1.342%, 8/9/2003 - 8/18/2003	436,100,000
295,000,000		Paradigm Funding LLC, 1.060%, 8/25/2003 -- 8/26/2003	295,000,000

		TOTAL	1,377,094,952

		Finance - Securities--5.6%
444,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.230%, 8/1/2003 -- 8/7/2003	444,154,572
214,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.051% - 1.260%, 8/1/2003 - 8/15/2003	214,015,473
747,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.060% - 1.100%, 8/1/2003 -10/27/2003	746,969,125

		TOTAL	1,405,139,170

		Finance - Retail--1.0%
255,000,000		Sheffield Receivables Corp., 1.061%, 8/18/2003	255,000,000

		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	7,945,000
32,940,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	32,940,000
14,885,000		Direct One Funding Corp., Sexton Properties LP, Series 2000, (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	14,885,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 1.150%, 8/7/2003	5,350,000

		TOTAL	61,120,000

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Insurance--4.0%
$24,000,000		Albuquerque, NM, Series 2000 A, (Insured by MBIA INS Corp.), 1.100%, 8/6/2003	$24,000,000
84,000,000		Allstate Life Insurance Co., 1.240% - 1.251%, 8/1/2003	84,000,000
40,000,000		GE Life and Annuity Assurance Co., 1.380%, 9/1/2003	40,000,000
30,000,000		Hartford Life Insurance Co., 1.450%, 9/2/2003	30,000,000
100,000,000		Jackson National Life Insurance Co., 1.190% - 1.420%, 8/1/2003 - 8/22/2003	100,000,000
105,000,000		Metropolitan Life Insurance Co., 1.250% - 1.276%, 8/1/2003 - 10/1/2003	105,000,000
117,000,000		Monumental Life Insurance Co., 1.290% - 1.420%, 8/1/2003 -- 8/29/2003	117,000,000
120,000,000		New York Life Insurance Co., 1.380%, 8/28/2003	120,000,000
35,000,000		Premium Asset Trust, Series 2001-10, (GE Life and Annuity Assurance Co. LOC), 1.470%, 8/14/2003	35,007,700
20,000,000		Premium Asset Trust, Series 2003-6, (GE Capital Assurance Co. LOC), 1.140%, 8/29/2003	19,989,968
49,000,000		Protective Life Insurance Co., 1.460%, 8/1/2003	49,000,000
75,000,000		Security Life of Denver Insurance Co., 1.119% - 1.210%, 9/16/2003 - 10/27/2003	75,000,000
100,000,000		Transamerica Occidental Life Insurance Co., 1.254%, 10/1/2003	100,000,000
101,000,000		Travelers Insurance Co., 1.214% - 1.380%, 9/1/2003 - 9/5/2003	101,000,000

		TOTAL	999,997,668

		TOTAL NOTES - VARIABLE	8,869,153,218

		TIME DEPOSITS--4.0%
		Banking--4.0%
155,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 1.125%, 8/1/2003	155,000,000
105,000,000		Deutsche Bank AG, 1.125%, 8/1/2003	105,000,000
150,000,000		Marshall & Ilsley Bank, Milwaukee, 1.025%, 8/1/2003	150,000,000
100,000,000		Societe Generale, Paris, 1.125%, 8/1/2003	100,000,000
400,000,000		UBS AG, 1.020%, 8/1/2003	400,000,000
95,000,000		WestLB AG, 1.125%, 8/1/2003	95,000,000

		TOTAL TIME DEPOSITS	1,005,000,000

		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
100,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	100,000,000
50,000,000		Nations Money Market Reserves	50,000,000

		TOTAL MUTUAL FUNDS	150,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS--2.6%
		Banking--2.6%
$310,000,000		Interest in $910,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.000%, dated 7/31/2003, to be repurchased at $310,008,611 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032	$310,000,000
31,000,000		Interest in $175,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.920%, dated 7/31/2003, to be repurchased at $31,000,792 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/28/2008	31,000,000
100,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.050%, dated 7/31/2003, to be repurchased at $100,002,917 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	100,000,000
50,000,000		Interest in $175,000,000 joint repurchase agreement with UBS Warburg LLC, 0.920%, dated 7/31/2003, to be repurchased at $50,001,278 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/12/2023	50,000,000
147,858,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $147,862,641 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/01/2033	147,858,000

		TOTAL REPURCHASE AGREEMENTS	638,858,000

		TOTAL INVESTMENTS--101.4% (AT AMORTIZED COST)[4]	25,253,680,739

		OTHER ASSETS AND LIABILITIES - NET--(1.4)%	(343,244,826)

		TOTAL NET ASSETS--100%	$24,910,435,913

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At July 31, 2003, these securities amounted to $169,000,000, which represents 0.7% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Value Obligations Fund

July 31, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--0.5%
$3,316,152		Capital One Auto Finance Trust 2002-C, Class A1, 1.434%, 12/15/2003	$3,316,152
19,022,321		Nissan Auto Receivables Owner Trust 2003-A, Class A1, 1.300%, 3/15/2004	19,022,321
20,551,029		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	20,551,028
4,416,376		Regions Auto Receivables Trust 2003-1, Class A1, 1.191%, 3/15/2004	4,416,376
5,392,661		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	5,392,661
8,281,333		WFS Financial Owner Trust 2003-1, Class A1, 1.310%, 2/20/2004	8,281,333

		TOTAL	60,979,871

		Finance - Equipment--0.6%
2,185,524		Bank of America Lease Equipment Trust 2002-A, Class A1, 1.438%, 12/22/2003	2,185,524
6,229,993		CNH Equipment Trust 2002-B, Class A1, 1.406%, 12/9/2003	6,229,993
61,607,402		CNH Equipment Trust 2003-A, Class A1, 1.262%, 6/11/2004	61,607,402

		TOTAL	70,022,919

		TOTAL ASSET-BACKED SECURITIES	131,002,790

		BANK NOTES--0.3%
		Banking--0.3%
34,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.075%, 9/3/2003	33,966,496

		CERTIFICATES OF DEPOSIT--7.0%
		Banking--7.0%
74,000,000		Abbey National Treasury Services, PLC, 1.810% - 1.840%, 10/17/2003 - 10/20/2003	73,998,909
65,000,000		BNP Paribas SA, 1.142%, 7/26/2004	64,991,970
35,000,000		Barclays Bank PLC, 0.900%, 12/22/2003	35,001,384
216,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.070% - 1.280%, 8/11/2003 - 10/15/2003	216,001,230
50,000,000		Canadian Imperial Bank of Commerce, 1.295%, 8/11/2003	50,000,000
75,000,000		Credit Agricole Indosuez, 1.240%, 8/4/2004	74,992,471
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$38,000,000		Credit Suisse First Boston, 1.045%, 10/14/2003	$38,000,389
95,000,000		Danske Bank A/S, 1.300%, 3/3/2004	95,000,000
50,000,000		HBOS Treasury Services PLC, 1.280%, 8/1/2003	50,000,000
25,000,000		Societe Generale, Paris, 1.305%, 3/31/2004	25,009,011
50,000,000		Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	49,996,487
25,000,000		Toronto Dominion Bank, 1.060%, 11/12/2003	25,011,386
50,000,000		Wilmington Trust Co., 1.050%, 10/21/2003	50,000,000

		TOTAL CERTIFICATES OF DEPOSIT	848,003,237

		COLLATERILIZED LOAN AGREEMENTS--20.3%
		Banking--11.2%
250,000,000		Deutsche Bank Securities, Inc., 1.185% - 1.255%, 8/1/2003	250,000,000
150,000,000		Greenwich Capital Markets, Inc., 1.250%, 8/1/2003	150,000,000
320,000,000		HSBC Securities, Inc., 1.225% - 1.275%, 8/1/2003	320,000,000
420,000,000		J.P. Morgan Securities, Inc., 1.225%, 8/1/2003	420,000,000
220,000,000		Wachovia Securities, Inc., 1.225%, 8/1/2003	220,000,000

		TOTAL	1,360,000,000

		Brokerage--9.1%
350,000,000		Citigroup Global Markets, Inc., 1.175% - 1.225%, 8/1/2003	350,000,000
55,000,000		Goldman Sachs & Co., 1.175%, 8/1/2003	55,000,000
100,000,000		Lehman Brothers, Inc., 1.305%, 8/1/2003	100,000,000
210,000,000		Merrill Lynch, Pierce, Fenner and Smith, 1.165% - 1.205%, 8/1/2003	210,000,000
400,000,000		Morgan Stanley & Co., Inc., 1.150% - 1.205%, 8/1/2003 - 8/13/2003	400,000,000

		TOTAL	1,115,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,475,000,000

		COMMERCIAL PAPER--14.3%[1]
		Banking--4.3%
136,900,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.060%, 8/22/2003 - 10/15/2003	136,761,608
60,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.050%, 8/11/2003	59,982,500
100,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 1.045%, 10/10/2003	99,796,806
60,000,000		HBOS Treasury Services PLC, 0.970%, 9/12/2003	59,932,100
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Banking--continued
$49,658,000		Ivory Funding Corp., 1.050% - 1.240%, 8/12/2003 - 8/15/2003	$49,638,006
22,000,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.060%, 1/14/2004	21,892,469
100,000,000		Tulip Funding Corp., 1.050%, 8/5/2003	99,988,333

		TOTAL	527,991,822

		Consumer Products--0.4%
50,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.310%, 2/17/2004	49,636,111

		Finance - Automotive--3.2%
130,000,000		DaimlerChrysler North America Holding Corp., 1.260% - 1.270%, 10/9/2003 - 10/10/2003	129,682,667
37,000,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 1.045%, 10/16/2003	36,918,374
75,000,000		FCAR Auto Loan Trust, A1+/P1 Series,.950%, 9/17/2003	74,906,979
123,000,000		Ford Motor Credit Co., 1.240% - 1.480%, 8/1/2003 - 9/19/2003	122,927,695
20,000,000		New Center Asset Trust, A1/P1 Series, 1.230%, 8/7/2003	19,995,900

		TOTAL	384,431,615

		Finance - Commercial--3.7%
247,340,000		CIT Group, Inc., 1.050% - 1.065%, 9/12/2003 - 10/21/2003	246,871,776
100,000,000		GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.120%, 8/12/2003	99,965,778
100,000,000		Yorktown Capital LLC, 0.950% - 1.040%, 9/17/2003 - 10/14/2003	99,831,097

		TOTAL	446,668,651

		Finance - Equipment--1.0%
1,700,000		John Deere Bank S.A., (Guaranteed by John Deere Capital Corp.), 1.410%, 8/1/2003	1,700,000
61,400,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 1.160% - 1.370%, 8/5/2003 - 9/8/2003	61,387,343
46,100,000		John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 1.210% - 1.410%, 8/1/2003 - 9/8/2003	46,088,218
10,400,000		John Deere Finance S.A., (Guaranteed by John Deere Capital Corp.), 1.220%, 9/18/2003	10,383,083

		TOTAL	119,558,644

		Finance - Retail--0.2%
27,700,000		Household Finance Corp.,.940%, 9/16/2003	27,666,729

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Securities--0.5%
$64,000,000		Galaxy Funding Inc., 0.980%, 9/15/2003	$63,921,600

		Food & Beverage--0.3%
21,900,000		General Mills, Inc., 1.110% - 1.120%, 8/11/2003 - 9/18/2003	21,886,056
10,000,000		Sara Lee Corp., 1.060%, 8/7/2003	9,998,233

		TOTAL	31,884,289

		Insurance--0.4%
46,500,000		AEGON Funding Corp., 1.240%, 8/15/2003	46,477,577

		Retail--0.3%
40,600,000		Safeway, Inc., 1.150% - 1.250%, 8/8/2003 - 9/10/2003	40,577,910

		TOTAL COMMERCIAL PAPER	1,738,814,948

		CORPORATE NOTES--10.6%
		Banking--1.2%
150,000,000		Deutsche Bank AG, 1.155%, 8/1/2003	150,000,000

		Brokerage--4.4%
330,000,000		Bear Stearns Cos., Inc., 1.275%, 8/1/2003	330,000,000
50,000,000		Goldman Sachs Group, Inc., 1.120% - 1.260%, 9/12/2003 - 11/6/2003	50,000,000
150,000,000		Merrill Lynch & Co., Inc., 1.275%, 8/1/2003	150,000,000

		TOTAL	530,000,000

		Finance - Securities--4.5%
396,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.910%, 10/24/2003 - 3/26/2004	395,998,641
25,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.290%, 4/15/2004	25,000,000
130,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290% - 1.892%, 10/23/2003 - 4/13/2004	129,998,019

		TOTAL	550,996,660

		Municipal--0.1%
9,000,000		Hudson County, NJ, 2.750%, 9/26/2003	9,004,043

		Telecommunications--0.4%
50,000,000		SBC Communications, Inc., 4.180%, 6/5/2004	51,233,045

		TOTAL CORPORATE NOTES	1,291,233,748

Principal Amount			Value
		GOVERNMENT AGENCIES--3.2%
		Government Agency--3.2%
$182,500,000		Federal Home Loan Bank System, 1.250% - 1.400%, 3/8/2004 - 7/2/2004	$182,500,000
96,500,000		Federal Home Loan Mortgage Corp., 5.250%, 2/15/2004	98,534,585
105,000,000		Federal National Mortgage Association, 1.300% - 1.380%, 5/7/2004 - 8/31/2004	105,000,000

		TOTAL GOVERNMENT AGENCIES	386,034,585

		LOAN PARTICIPATION--2.4%
		Chemicals--0.7%
85,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.100% - 1.490%, 8/15/2003 - 12/29/2003	85,000,000

		Finance - Automotive--0.7%
81,900,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.650%, 8/1/2003	81,900,000
3,800,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 1.650%, 8/1/2003	3,800,000

		TOTAL	85,700,000

		Finance - Commercial--0.2%
30,200,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	30,200,000

		Finance - Retail--0.8%
98,000,000		Countrywide Home Loans, Inc., 1.090% - 1.120%, 8/12/2003 - 8/29/2003	98,000,000

		TOTAL LOAN PARTICIPATION	298,900,000

		MUNICIPAL--0.0%
		Banking--0.0%
785,000		Colorado Health Facilities Authority, Series B, (Bank One, Colorado LOC), 1.250%, 8/7/2003	785,000

		NOTES - VARIABLE--30.8%[2]
		Banking--15.0%
4,410,000		4 C's LLC, Series 1998, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	4,410,000
2,830,000		AC, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,830,000
4,885,000		AW Mobile LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 1.110%, 8/1/2003	4,885,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$365,000		Alabama State IDA, (Nichols Research Corp.), (SouthTrust Bank of Alabama, Birmingham LOC), 1.160%, 8/1/2003	$365,000
95,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.200%, 8/7/2003	95,000
2,000,000		Alexander Development I, LLC, Series 2003, (Union Planters Bank, N.A., Memphis, TN LOC), 1.416%, 8/7/2003	2,000,000
1,086,000		American Health Care Centers, Inc., Series 1998, (FirstMerit Bank, N.A. LOC), 1.140%, 8/7/2003	1,086,000
2,100,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,100,000
8,895,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	8,895,000
3,910,000		BBF LLC, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	3,910,000
6,000,000		BMW Investments, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 8/1/2003	6,000,000
5,000,000		Baramax LLC, Series 2002, (Commerce Bank NA, Cherry Hill, NJ LOC), 1.300%, 8/6/2003	5,000,000
7,455,000		Bethesda Country Club, Inc., Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	7,455,000
1,155,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,155,000
6,200,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	6,200,000
254,000,000		Blue Heron Funding III, Inc, Series 3A, (Guaranteed by WestLB AG), 1.110%, 8/29/2003	254,000,000
92,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 8/26/2003	92,000,000
27,000,000		Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by WestLB AG), 1.110%, 8/21/2003	27,000,000
2,145,000		Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,145,000
2,690,000		Bon Secour Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,690,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$7,350,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.200%, 8/1/2003	$7,350,000
9,500,000		Brittany Bay Partners II Ltd., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.250%, 8/7/2003	9,500,000
6,480,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	6,480,000
2,993,000		CC Properties LLC, Series 2002 A, Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,993,000
3,828,000		CC Properties LLC, Series 2002 B, Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,828,000
8,725,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.266%, 8/6/2003	8,725,000
1,460,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.216%, 8/7/2003	1,460,000
17,769,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	17,769,000
12,831,000		Capital One Funding Corp., (Bank One, Illinois N.A. LOC), 1.150%, 8/7/2003	12,831,000
6,284,000		Capital One Funding Corp., Series 1996-C, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	6,284,000
790,000		Carmel, IN, Telamon Corp., Series A, (Huntington National Bank, Columbus, OH LOC), 1.266%, 8/7/2003	790,000
730,000		Carmel, IN, Telamon Corp., Series B, (Huntington National Bank, Columbus, OH LOC), 1.266%, 8/7/2003	730,000
3,600,000		Cattail Creek Country Club, Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	3,600,000
5,110,000		Century Drive Associates, Series 2001, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.250%, 8/6/2003	5,110,000
21,000,000		Charlie N. McGlamry, Series 2003, (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	21,000,000
1,000,000		Christian Life Assembly of the Assemblies of God, Series 2003, (Fulton Bank LOC), 1.250%, 8/7/2003	1,000,000
12,095,000		Church at Brook Hills, (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 8/1/2003	12,095,000
5,180,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.200%, 8/7/2003	5,180,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,905,000		Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 1.154%, 8/7/2003	$4,905,000
3,900,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,900,000
7,000,000		Commercial Contractors, Inc., Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	7,000,000
8,950,000		Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.260%, 8/1/2003	8,950,000
1,525,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,525,000
6,970,000		Continental Downtown Properties, Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	6,970,000
9,500,000		Cullman Shopping Center, Inc., Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	9,500,000
4,570,000		DLR Investments, Inc., Series 2000, Ripley Crossing Project, (Bank One, Indiana N.A. LOC), 1.200%, 8/7/2003	4,570,000
5,310,000		Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	5,310,000
7,210,000		Dewberry IV LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	7,210,000
7,860,000		ERC Real Estate LLC, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	7,860,000
105,000		Edgefield County, SC, Series 1997, (Bondex Inc Project), (HSBC Bank USA LOC), 1.250%, 8/7/2003	105,000
3,770,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	3,770,000
4,800,000		Engle Printing & Publishing, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	4,800,000
5,853,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,853,000
8,615,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.170%, 8/7/2003	8,615,000
3,394,000		Frank Parsons Paper Co., Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	3,394,000
1,190,000		Franklin County, PA IDA, Series 2001B, Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	1,190,000
3,680,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	3,680,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$2,172,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$2,172,000
3,160,000		Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 8/1/2003	3,160,000
5,825,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	5,825,000
3,415,000		Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois LOC), 1.110%, 8/7/2003	3,415,000
7,210,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 1.250%, 8/7/2003	7,210,000
14,700,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000 A, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/6/2003	14,700,000
1,975,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000B, (U.S. Bank N.A., Cincinnati LOC), 1.100%, 8/6/2003	1,975,000
1,020,000		Guilford Capital LLC, Series 2002 - D, (Regions Bank, Alabama LOC), 1.300%, 8/7/2003	1,020,000
3,335,000		Guilford Capital LLC, Series 2002 - E, (Regions Bank, Alabama LOC), 1.300%, 8/7/2003	3,335,000
4,990,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 1.160%, 8/7/2003	4,990,000
222,000,000		HBOS Treasury Services PLC, 1.130% - 1.280%, 8/19/2003 - 9/5/2003	222,058,685
8,270,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	8,270,000
8,500,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 8/1/2003	8,500,000
12,600,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	12,600,000
4,645,000		Hazlet Manor Associates, Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	4,645,000
9,185,000		Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/Illinois LOC), 1.110%, 8/7/2003	9,185,000
9,145,000		Healthcare Network Properties LLC, Series A, (National City Bank, Michigan/Illinois LOC), 1.110%, 8/7/2003	9,145,000
19,080,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	19,080,000
875,000		Ilsco Corp., (U.S. Bank NA, Cincinnati LOC), 1.150%, 8/7/2003	875,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,800,000		Indian Hills Country Club, Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$3,800,000
1,075,000		J.W. Harris, Series 1999 & 2000, (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	1,075,000
15,415,000		JFK Family Borrowing, LLP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	15,415,000
6,200,000		Jack W. Kidd, Series 2003, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	6,200,000
7,446,290		Katie Realty LLC, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	7,446,290
4,185,000		Kenwood Country Club, Inc., Series 1999, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 8/7/2003	4,185,000
4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.450%, 8/7/2003	4,000,000
6,820,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 1.120%, 8/1/2003	6,820,000
3,080,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.200%, 8/7/2003	3,080,000
5,125,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,125,000
45,000,000	[3]	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.170%, 9/29/2003	45,000,000
5,105,000		Mac Churchill Properties North Ltd., Series 2002, (SouthTrust Bank of Alabama, Birmingham LOC), 1.310%, 8/1/2003	5,105,000
4,250,000		Marion County, FL IDA, (Amsouth Bank N.A., Birmingham LOC), 1.250%, 8/7/2003	4,250,000
12,000,000		Maryland Industrial Development Financing Authority, Avalon Pharmaceutical, Inc., Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	12,000,000
3,645,000		Maryland Industrial Development Financing Authority, Gen-Vec, Inc. Facility, Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	3,645,000
21,610,000		Maryland State Economic Development Corp., Human Genome, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	21,610,000
210,000		Maryland State Economic Development Corp., Pharmaceutics International, Inc. Series 2001-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	210,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$16,000,000		Maryland State Economic Development Corp., Series 2001A, Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	$16,000,000
6,120,000		Maryland State Economic Development Corp., Shire Us Inc., Series 2000 A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	6,120,000
114,000		Maryland State IDFA, Human Genome, Series1994, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.030%, 8/4/2003	114,000
2,980,000		Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 8/1/2003	2,980,000
3,560,000		McClatchy-Avondale Corp., Series1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.150%, 8/5/2003	3,560,000
7,190,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.160%, 8/1/2003	7,190,000
10,855,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.150%, 8/7/2003	10,855,000
4,410,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	4,410,000
3,110,000		Montgomery, AL IDB, (SouthTrust Bank of Alabama, Birmingham LOC), 1.150%, 8/7/2003	3,110,000
10,025,000		Mountain Christian Church, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	10,025,000
4,160,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	4,160,000
7,375,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.170%, 8/7/2003	7,375,000
8,250,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.120%, 8/7/2003	8,250,000
3,295,000		Oaklawn Hospital, MI, Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.100%, 8/6/2003	3,295,000
4,920,000		Old South Country Club, Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	4,920,000
7,400,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	7,400,000
19,040,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 1.166%, 8/7/2003	19,040,000
2,782,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,782,500
19,000,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 1.166%, 8/7/2003	19,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$8,630,000		Perfect Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$8,630,000
3,539,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank NA, Cincinnati LOC), 1.150%, 8/7/2003	3,539,000
8,550,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	8,550,000
41,100,000		Riderwood Village, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/7/2003	41,100,000
2,200,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	2,200,000
1,400,000		Room One Corp., Series 2001, (Fulton Bank LOC), 1.500%, 8/1/2003	1,400,000
700,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.140%, 8/7/2003	700,000
21,190,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	21,190,000
20,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	20,000,000
8,535,000		Smith Land Improvement Corp., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	8,535,000
30,000,000		Societe Generale, Paris, 1.040%, 8/28/2003	29,994,515
4,500,000		Southwest Atlanta E.O.C., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.170%, 8/7/2003	4,500,000
15,590,000		Spectra Gases, Inc., (Commerce Bank NA, Cherry Hill, NJ LOC), 1.250%, 8/6/2003	15,590,000
7,765,000		Spencer Cos., Inc., Series 2001, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 8/7/2003	7,765,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.150%, 8/7/2003	3,200,000
1,550,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	1,550,000
5,895,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	5,895,000
500,000		Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 8/6/2003	500,000
1,575,000		Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 8/6/2003	1,575,000
11,350,000		Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	11,350,000
10,300,000		Test Associates, Series 2002, (Fulton Bank LOC), 1.250%, 8/7/2003	10,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,775,000		Thomas Pipe and Steel LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	$4,775,000
4,000,000		Thomaston-Upson County, GA IDA, Atlantic Paper & Foil Project, (RBC Centura Bank LOC), 1.270%, 8/7/2003	4,000,000
5,525,000		Town Development, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	5,525,000
1,960,000		Trevecca Nazarene University, (SunTrust Bank LOC), 1.100%, 8/6/2003	1,960,000
15,000,000	[3]	URI Trust, Series 2000-1, (UBS AG Swap Agreement), 1.110%, 9/18/2003	15,000,000
3,300,000		University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 1.300%, 8/1/2003	3,300,000
1,700,000		Village Green Finance Co. LLC, Series 1997, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	1,700,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project, Series 2000, (Lasalle Bank, N.A. LOC), 1.170%, 8/6/2003	12,360,000
87,000		Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/7/2003	87,000
2,775,000		Vulcan, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,775,000
12,250,000		WCN Properties, Inc., Series 2, (Fulton Bank LOC), 1.250%, 8/7/2003	12,250,000
9,527,500		WCN Properties, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	9,527,500
112,000,000		Wells Fargo & Co., 1.110% - 1.150%, 8/4/2003 - 8/14/2003	112,000,000
65,000,000		Wells Fargo Bank, N.A., 1.040%, 8/1/2003	65,000,000
7,005,000		West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	7,005,000
25,000,000		WestLB AG, 1.040%, 8/1/2003	25,000,000
14,990,000		William Hill Manor, Inc., Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	14,990,000
7,830,000		Wilsbach Distributors, Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/6/2003	7,830,000
225,000		York County, PA IDA, U L Holdings, LLC, Series 2000 B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/1/2003	225,000
16,800,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 1.220%, 8/7/2003	16,800,000

		TOTAL	1,821,939,490

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--2.3%
$50,000,000		Citigroup Global Markets Holdings, Inc., 1.371%, 8/18/2003	$50,006,788
205,500,000		Merrill Lynch & Co., Inc., 1.235% - 1.380%, 8/1/2003 - 8/11/2003	205,671,070
25,000,000		Morgan Stanley, 1.130%, 8/1/2003	25,000,000

		TOTAL	280,677,858

		Finance - Automotive--0.4%
44,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.664%, 8/1/2003	43,876,483

		Finance - Commercial--3.3%
175,000,000		Compass Securitization LLC, 1.051% - 1.060%, 8/11/2003 - 9/18/2003	174,997,789
233,000,000		General Electric Capital Corp., 1.131% - 1.342%, 8/1/2003 - 8/18/2003	233,019,604

		TOTAL	408,017,393

		Finance - Retail--1.9%
43,000,000		AFS Insurance Premium Receivables Trust, Series 1994-A, 1.663%, 8/15/2003	43,000,000
100,000,000		Holmes Financing (No. 7) PLC, A1, 1.067%, 8/15/2003	100,000,000
10,000,000		Household Finance Corp., 1.460%, 8/1/2003	10,000,000
50,000,000		Permanent Financing (No. 2) PLC, Series 2, 1A, 1.070%, 8/11/2003	50,000,000
25,000,000		SLM Corporation, 1.310%, 10/27/2003	25,027,244

		TOTAL	228,027,244

		Finance - Securities--4.5%
80,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.150%, 8/1/2003 - 8/7/2003	79,991,615
20,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.057%, 8/15/2003	19,996,186
450,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.060% - 1.244%, 8/1/2003 - 10/27/2003	449,985,574

		TOTAL	549,973,375

		Insurance--3.4%
12,000,000		Allstate Life Insurance Co., 1.260%, 8/1/2003	12,000,000
85,000,000		GE Capital Assurance Co., 1.200% - 1.400%, 8/11/2003	85,000,000
45,000,000		GE Life and Annuity Assurance Co., 1.120% - 1.380%, 8/1/2003 - 9/1/2003	45,000,000
10,000,000		Hartford Life Insurance Co., 1.450%, 9/2/2003	10,000,000
25,000,000		Jackson National Life Insurance Co., 1.190% - 1.420%, 8/1/2003 - 8/22/2003	25,000,000
45,000,000		Metropolitan Life Insurance Co., 1.250% - 1.470%, 8/1/2003 - 10/1/2003	45,000,000
35,000,000		Monumental Life Insurance Co., 1.224% - 1.420%, 8/29/2003 - 10/1/2003	35,000,000
30,000,000		New York Life Insurance Co., 1.380%, 8/28/2003	30,000,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Insurance--continued
$15,000,000		Principal Life Insurance Co., 1.470%, 9/2/2003	$15,000,000
13,000,000		Protective Life Insurance Co., 1.460%, 8/1/2003	13,000,000
25,000,000		Security Life of Denver Insurance Co., 1.210% - 1.279%, 9/16/2003 10/27/2003	25,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.254%, 10/1/2003	25,000,000
50,000,000		Travelers Insurance Co., 1.380%, 9/5/2003	50,000,000

		TOTAL	415,000,000

		TOTAL NOTES - VARIABLE	3,747,511,843

		MUTUAL FUNDS--2.5%
		Asset Management--2.5%
250,000,000		Nations Cash Reserves	250,000,000
50,000,000		Scudder Money Market	50,000,000

		TOTAL MUTUAL FUNDS	300,000,000

		TIME DEPOSITS--2.5%
		Banking--2.5%
$100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.125%, 8/1/2003	100,000,000
100,000,000		Marshall & Ilsley Bank, Milwaukee, 1.025%, 8/1/2003	100,000,000
100,000,000		Societe Generale, Paris, 1.125%, 8/1/2003	100,000,000

		TOTAL TIME DEPOSITS	300,000,000

		REPURCHASE AGREEMENTS--6.0%
325,000,000		Interest in $910,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.000%, dated 7/31/2003, to be repurchased at $325,009,028 on 8/1/2003, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/15/2032	325,000,000
75,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $75,002,229 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2027	75,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement with Dresdner Kleinwort Wassertstein, 1.050%, dated 7/31/2003, to be repurchased at $20,000,583 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2029	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$25,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.050%, dated 7/31/2003, to be repurchased at $25,000,729 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2029	$25,000,000
288,536,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $288,545,057 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	288,536,000

		TOTAL REPURCHASE AGREEMENTS	733,536,000

		TOTAL INVESTMENTS--101.0% (AT AMORTIZED COST)[4]	12,284,788,647

		OTHER ASSETS AND LIABILITIES -- NET--(1.0)%	(116,960,543)

		TOTAL NET ASSETS--100%	$12,167,828,104

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2003, these securities amounted to $60,000,000 which represents 0.5% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Tax-Free Obligations Fund

July 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9%[1]
		Alabama--3.0%
$1,000,000		Alabama HFA, (2000 Series A), Turtle Lake, Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$1,000,000
14,620,000	[2]	Alabama State Public School & College Authority, (PA-920R), 1.50% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/7/2003	14,620,000
500,000		Alabama State Public School & College Authority, PUTTERs, (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	500,000
715,000		Anniston, AL, IDB, (Series 1989A), Weekly VRDNs (Union Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)	715,000
12,000,000		Birmingham, AL Downtown Redevelopment Authority, (Series 2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	12,000,000
8,500,000		Birmingham, AL Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	8,500,000
7,000,000		Birmingham, AL Waterworks & Sewer Board, (Series 2001-781), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	7,000,000
3,500,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,500,000
6,500,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	6,500,000
35,000,000		Jefferson County, AL Sewer System, Warrants, (Series 2003B-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	35,000,000
14,600,000		Jefferson County, AL Sewer System, Warrants, (Series 2003B-4), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	14,600,000
15,000,000		Jefferson County, AL Sewer System, Warrants, (Series 2003B-5), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ)	15,000,000
10,500,000		Jefferson County, AL Sewer System, Warrants, (Series 2003B-7), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Lloyds TSB Bank PLC, London LIQ)	10,500,000
10,450,000		Jefferson County, AL Sewer System, Floater Certificates, (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	10,450,000
11,400,000		Jefferson County, AL Sewer System, Warrants, (Series 2002A), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	11,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$48,700,000		Jefferson County, AL Sewer System, Warrants, (Series C-3), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Bank of America N.A. LIQ)	$48,700,000
21,500,000		Jefferson County, AL Sewer System, Warrants, (Series C-6), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	21,500,000
6,500,000		Jefferson County, AL, (PT-1772), Weekly VRDNs (MBIA INS)/ (Westdeutsche Landesbank AG LIQ)	6,500,000
360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	360,000
995,000		Mobile, AL Airport Authority, MERLOTS, (Series 2000-A24), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	995,000
5,500,000		Mobile, AL IDB, PCR, (Series 1993B), Weekly VRDNs (Alabama Power Co.)	5,500,000
2,500,000		Mobile, AL, Class A Certificates, (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	2,500,000
2,750,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	2,750,000
8,494,000		Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	8,494,000
1,005,000		Tuscaloosa County, AL Port Authority, (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,005,000

		TOTAL	249,589,000

		Alaska--0.5%
4,675,000		Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,675,000
2,550,000		Alaska State Housing Finance Corp., (PT-37), Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,550,000
3,930,000		Alaska State Housing Finance Corp., (PT-39), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,930,000
21,000,000		Alaska State Housing Finance Corp., MERLOTS, (Series 1999D), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	21,000,000
11,700,000		Valdez, AK Marine Terminal, Revenue Bonds Daily VRDNs (Exxon Mobil Corp.)	11,700,000

		TOTAL	43,855,000

		Arizona--1.3%
18,000,000		Apache County, AZ IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	18,000,000
1,250,000		Apache County, AZ IDA, (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$1,700,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(Bank One N.A. (Chicago) LOC)	$1,700,000
7,000,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	7,000,000
3,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds, (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,000,000
6,340,000		Chandler, AZ IDA Weekly VRDNs (SMP II LP)/(Bank One N.A. (Chicago) LOC)	6,340,000
5,925,000		Chandler, AZ IDA, (Series 2000), Weekly VRDNs (River Ranch Apartments)/(FHLMC LOC)	5,925,000
2,500,000		Glendale, AZ IDA, Variable Rate Senior Living Facilities Revenue Bonds, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,500,000
18,000,000	[2]	Maricopa County, AZ Community College District, (PT-388), 0.97% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/11/2003	18,000,000
2,250,000		Maricopa County, AZ Community College District, (Series 1994D), 4.00% Bonds, 7/1/2004	2,312,358
13,255,000		Maricopa County, AZ IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	13,255,000
2,450,000		Phoenix, AZ IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	2,450,000
5,550,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	5,550,000
4,990,000		Pima County, AZ IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	4,990,000
1,500,000		Sierra Vista, AZ IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,500,000
7,000,000		Tempe, AZ IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	7,000,000
4,000,000		Tucson, AZ IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	4,000,000
3,750,000		Yavapai, AZ IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	3,750,000

		TOTAL	108,522,358

		Arkansas--0.1%
11,495,000		Fayetteville, AR Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village Project)/(U.S. Bank N.A., Cincinnati LOC)	11,495,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--8.3%
$24,700,000		Antelope Valley, CA Healthcare District, (Series 2002A), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	$24,700,000
71,100,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1), Weekly VRDNs (Dexia Credit Local LOC)	71,100,000
12,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-2), Weekly VRDNs (AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	12,500,000
42,000,000	[2]	California State Department of Water Resources Power Supply Program, (Series 2003), FR/RI-L11, 1.10% TOBs (MBIA INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 11/19/2003	42,000,000
12,923,000		California State Department of Water Resources Power Supply Program, Floater Certificates (Series 2001-764), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	12,923,000
231,100,000		California State, (Series 2003), FR/RI-L19J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	231,100,000
166,000,000	[2]	California State, RAWs, (Series 2003), FR/RI-F8J, 0.95% TOBs (Lehman Brothers Holdings, Inc. SWP), Mandatory Tender 12/17/2003	166,000,000
27,500,000		California Statewide Communities Development Authority, (Series 2003 A-1), 2.00% TRANs (Financial Security Assurance, Inc. INS), 6/30/2004	27,778,570
5,800,000		California Statewide Communities Development Authority, (Series 2003 A-2), 2.00% TRANs (Fresno, CA), 6/30/2004	5,858,753
27,000,000		California Statewide Communities Development Authority, (Series 2003 A-3), 2.00% TRANs (Riverside County, CA), 6/30/2004	27,273,505
9,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	9,000,000
105,000		Fremont, CA Public Finance Authority, (Series 2001), Weekly VRDNs (Fremont, CA)/(Bank of Nova Scotia, Toronto LOC)	105,000
8,000,000		Fresno, CA, (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	8,000,000
10,000,000		Los Angeles, CA Unified School District, ROCs, (Series 35), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	10,000,000
34,975,000		Northern California Transmission Agency, (Series 2002A), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	34,975,000

		TOTAL	683,313,828

		Colorado--0.6%
3,270,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	3,270,000
1,600,000		Denver (City & County), CO, 1.95% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2003	1,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Colorado--continued
$15,000,000		Denver West Metropolitian District, (Series 2001B), Weekly VRDNs (BNP Paribas SA LOC)	$15,000,000
4,000,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	4,000,000
6,610,000		Northern Colorado Water Conservancy District, ROCs, Municipal Subdistrict, (Series 223), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,610,000
5,500,000		Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,500,000
13,170,000	[2]	Westminster, CO, (PT-467), 1.15% TOBs (Cascade Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/4/2003	13,170,000

		TOTAL	49,150,000

		Connecticut--1.4%
5,000,000		Connecticut Development Authority Health Care Revenue, (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	5,000,000
10,745,000	[2]	Connecticut State HFA, Variable Rate Certificates, (Series 1998S), 1.55% TOBs (Bank of America N.A. LIQ), Optional Tender 8/28/2003	10,745,000
84,690,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes, (Series 2003-1), Weekly VRDNs (AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	84,690,000
17,500,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes, (Series 2003-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	17,500,000

		TOTAL	117,935,000

		District of Columbia--1.3%
17,500,000		District of Columbia, (Series 1985), Weekly VRDNs (American University)/(AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	17,500,000
6,635,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ)	6,635,000
5,765,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,765,000
10,535,000		District of Columbia, (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA INS)/(Bank of America N.A. LIQ)	10,535,000
9,000,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	9,000,000
50,000,000		District of Columbia, 2.50% TRANs (Bank of Nova Scotia, Toronto LOC), 9/30/2003	50,056,577
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--continued
$2,830,000		District of Columbia, PUTTERs, (Series 152), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	$2,830,000
3,575,000		District of Columbia, Revenue Bonds, (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	3,575,000

		TOTAL	105,896,577

		Florida--5.3%
22,325,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	22,325,000
8,005,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 2002-24), Weekly VRDNs (Escambia County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	8,005,000
10,000,000		Brevard County, FL Educational Facilities Authority, (Series B), Weekly VRDNs (Florida Institute of Technology)/(Bank of America N.A. LOC)	10,000,000
6,200,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,200,000
2,640,000		Dade County, FL HFA, (PT-1770), Weekly VRDNs (Baptist Hospital of Miami, FL)/(MBIA INS)/(Westdeutsche Landesbank AG LIQ)	2,640,000
1,850,000		Dade County, FL IDA, (Series 1985D), Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC)	1,850,000
10,115,000		Dade County, FL Water & Sewer System, Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC, London LIQ)	10,115,000
10,905,000		Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC)	10,905,000
8,480,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	8,480,000
8,200,000		Florida Housing Finance Agency, (Series 1985-YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC)	8,200,000
9,000,000	[2]	Florida Housing Finance Corp., (PT-481), 1.15% TOBs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/4/2003	9,000,000
8,125,000		Florida State Board of Education Capital Outlay, (PT-1898), Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ)	8,125,000
9,570,000		Florida State Board of Education Lottery, (PT-1527), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,570,000
5,225,000		Florida State Board of Education, (PT-1747), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Westdeutsche Landesbank AG LIQ)	5,225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$6,000,000		Florida State Department of Environmental Protection, (Series 2001-637), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	$6,000,000
6,000,000		Florida State Department of Environmental Protection, Floater Certificates, (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,000,000
3,520,000		Florida State Department of Environmental Protection, (PA-414), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	3,520,000
575,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	575,000
38,100,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA INS)/(Bank One N.A. (Chicago) LIQ)	38,100,000
32,825,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	32,825,000
25,330,000		Highlands County, FL Health Facilities Authority, (Series 1997A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	25,330,000
1,000,000		Hillsborough County, FL IDA, (Series 1988), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	1,000,000
12,100,000		Hillsborough County, FL IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC)	12,100,000
4,000,000		JEA, FL Electric System, (Subordinate Revenue Bonds), (Series 2000A), Daily VRDNs (Westdeutsche Landesbank AG LIQ)	4,000,000
5,400,000		JEA, FL Electric System, (Subordinate Revenue Bonds), (Series 2000F), Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,400,000
5,320,000		Jacksonville, FL HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC)	5,320,000
6,000,000		Lee County, FL IDA, (Series 1999B), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	6,000,000
7,500,000		Lee County, FL IDA, (Series 2002), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	7,500,000
11,600,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds, (Series 1994), Daily VRDNs (Florida Power & Light Co.)	11,600,000
2,750,000		Martin County, FL IDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC)	2,750,000
10,250,000		Orange County, FL IDA, (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC)	10,250,000
9,695,000		Orange County, FL, (PT-1557), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,695,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$10,000,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	$10,000,000
9,850,000		Palm Beach County, FL IDA, (Series 2002), Weekly VRDNs (The Children's Home Society of Florida)/(Wachovia Bank N.A. LOC)	9,850,000
8,000,000		Palm Beach County, FL School Board, ROCs, (Series 224), Weekly VRDNs (Palm Beach County, FL School District)/(FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,000,000
11,800,000		Palm Beach County, FL, (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC)	11,800,000
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC)	5,500,000
4,500,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Benjamin Private School, Inc.)/(Bank of America N.A. LOC)	4,500,000
9,000,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC)	9,000,000
2,300,000		Pasco County, FL Educational Facilities Authority, (Series 1999), Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham LOC)	2,300,000
1,580,000		Pinellas County Industry Council, FL, (Series 1997), Weekly VRDNs (Boyd Industries, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,580,000
11,620,000		Pinellas County, FL Health Facility Authority Daily VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LOC)	11,620,000
4,370,000		Pinellas County, FL Health Facility Authority, (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC)	4,370,000
11,400,000		Sarasota, FL, (Series 2000), Weekly VRDNs (Ringling School of Art and Design, Inc.)/(SunTrust Bank LOC)	11,400,000
7,200,000		St. Petersburg, FL HFA, (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank LOC)	7,200,000
2,495,000		Tampa Bay, FL Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,495,000
2,195,000		Tampa Bay, FL Water Utility System, Variable Rate Certificates, (Series 2001N), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	2,195,000
8,805,000		Volusia County, FL Education Facility Authority, (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC)	8,805,000
8,010,000		Volusia County, FL Health Facilities Authority, (Series 1994A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC)	8,010,000
5,900,000		West Orange, FL Healthcare District, (Series 1999B), Weekly VRDNs (SunTrust Bank LOC)	5,900,000

		TOTAL	433,130,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--4.9%
$2,500,000		Atlanta, GA Airport Revenue, (PA-1122R), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	$2,500,000
4,000,000		Augusta, GA HFA, (Series 1998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,000,000
9,500,000		Burke County, GA Development Authority, Pollution Control Revenue Bonds, (Series 1993A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Canadian Imperial Bank of Commerce LIQ)	9,500,000
4,000,000		Chatham County, GA, General Obligation Sales Tax Bonds, (Series 2003), 3.00% TOBs, Mandatory Tender 4/1/2004	4,054,195
3,900,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, (Series 1996A), Weekly VRDNs (MBIA INS)/(SunTrust Bank LIQ)	3,900,000
5,400,000		Columbus, GA Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC)	5,400,000
3,570,000		De Kalb County, GA Development Authority, Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC)	3,570,000
7,065,000		Fulco, GA Hospital Authority, (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC)	7,065,000
1,400,000		Fulton County, GA Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,400,000
6,000,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	6,000,000
26,245,000	[2]	Fulton County, GA Housing Authority, (PT-469), 0.95% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/10/2004	26,245,000
9,000,000		Fulton County, GA Housing Authority, (Series 1996), Weekly VRDNs (Hampton Hills Apartments)/(FHLMC LOC)	9,000,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
5,500,000		Gainesville and Hall County, GA Development Authority, (Series 1999A), Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	5,500,000
11,500,000		Gainesville, GA Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	11,500,000
28,600,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	28,600,000
4,370,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	4,370,000
62,725,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	62,725,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$3,535,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	$3,535,000
58,800,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	58,800,000
32,900,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	32,900,000
10,000,000		Georgia State Road and Tollway Authority, (Series 2002), 3.00% Bonds, 11/1/2003	10,039,364
4,000,000		Georgia State, Floater Certificates, (Series 2001-795), Weekly VRDNs (Morgan Stanley LIQ)	4,000,000
22,000,000		Georgia State, Floater Certificates, (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	22,000,000
18,825,000		Georgia State, PUTTERs, (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	18,825,000
1,200,000		Gwinnett County, GA IDA, (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,200,000
10,415,000		Municipal Electric Authority of Georgia, (Series 1994E), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	10,415,000
27,500,000		Municipal Electric Authority of Georgia, (Series 1994D), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	27,500,000
6,000,000		Oconee County, GA IDA, (Series 2003), Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC)	6,000,000
8,500,000		Rockdale County, GA Hospital Authority, (Series 2002), Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(SunTrust Bank LOC)	8,500,000

		TOTAL	401,243,559

		Hawaii--0.3%
13,250,000		Hawaii State Department of Budget & Finance, (Series 2003D), Weekly VRDNs (Kahala Nui)/(Lasalle Bank, N.A. LOC)	13,250,000
9,960,000		Hawaii State, ROCs, (Series 1044), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,960,000

		TOTAL	23,210,000

		Illinois--6.9%
11,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,000,000
14,705,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-13), 1.21% TOBs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 12/10/2003	14,705,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$14,285,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$14,285,000
5,885,000		Channahon, IL, (Series 2003C), Weekly VRDNs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC)	5,885,000
3,115,000		Channahon, IL, (Series 2003D), Weekly VRDNs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC)	3,115,000
6,200,000		Chicago, IL Board of Education, MERLOTS, (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,200,000
12,500,000		Chicago, IL Board of Education, MERLOTS, (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,500,000
4,075,000		Chicago, IL Board of Education, (PT-1704), Weekly VRDNs (MBIA INS)/(Westdeutsche Landesbank AG LIQ)	4,075,000
4,260,000		Chicago, IL Board of Education, (PT-1705), Weekly VRDNs (MBIA INS)/(Westdeutsche Landesbank AG LIQ)	4,260,000
20,000,000		Chicago, IL Board of Education, Variable Rate Certificates, (Series 1996BB), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	20,000,000
10,585,000		Chicago, IL O'Hare International Airport, (Series 1984B), Weekly VRDNs (Societe Generale, Paris LOC)	10,585,000
5,355,000		Chicago, IL Public Building Commission, ROCs, (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,355,000
4,985,000		Chicago, IL Wastewater Transmission, MERLOTS, (Series 2001-A125), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	4,985,000
2,430,000		Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	2,430,000
7,875,000		Chicago, IL, MERLOTS, (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,875,000
20,000,000		Chicago, IL, MERLOTS, (Series 1997V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	20,000,000
4,640,000		Chicago, IL, MERLOTS, (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,640,000
24,995,000		Chicago, IL, Variable Rate Certificates, (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	24,995,000
6,260,000	[2]	Cook County, IL Community College District No. 508, MERLOTS, (Series 2001-A4), 1.55% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,260,000
48,350,000		Cook County, IL, (Series 2002B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	48,350,000
12,885,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank N.A., Cincinnati LOC)	12,885,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(Lasalle Bank, N.A. LOC)	$3,900,000
7,935,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(Bank One, Illinois N.A. LOC)	7,935,000
7,000,000		Illinois Development Finance Authority, (Series 1999), Weekly VRDNs (North Shore Senior Center)/(American National Bank & Trust Co., Chicago LOC)	7,000,000
4,300,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (BAPS, Inc.)/(Comerica Bank - Texas LOC)	4,300,000
2,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(American National Bank & Trust Co., Chicago LOC)	2,500,000
1,000,000		Illinois Development Finance Authority, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	1,000,000
3,200,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Burpee Museum of Natural History)/(American National Bank & Trust Co., Chicago LOC)	3,200,000
3,100,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Lyric Opera of Chicago)/(Bank One, Michigan, Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	3,100,000
2,040,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	2,040,000
111,325,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	111,325,000
22,900,000		Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(Financial Security Assurance, Inc. INS)/(American National Bank & Trust Co., Chicago LIQ)	22,900,000
1,000,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program, (Series 1985F), Weekly VRDNs (Bank One, Michigan LOC)	1,000,000
5,585,000		Illinois State, (PT-1760), Weekly VRDNs (MBIA INS)/(BNP Paribas SA LIQ)	5,585,000
9,995,000		Illinois State, (PT-380), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	9,995,000
2,000,000		Illinois State, 4.90% Bonds, 8/1/2004	2,077,254
5,980,000		Illinois State, MERLOTS, (Series 2002 A49), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	5,980,000
25,000,000		Indiana Health Facility Financing Authority, (Series 2001A-4), 1.15% TOBs (Ascension Health Credit Group), Optional Tender 3/2/2004	25,000,000
22,000,000		Indiana Health Facility Financing Authority, (Series A-3), 1.15% TOBs (Ascension Health Credit Group), Optional Tender 3/2/2004	22,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$5,000,000		Lombard, IL, (Series 2000), Clover Creek Apartments, Weekly VRDNs (TVO Clover Creek, LLC)/(FNMA LOC)	$5,000,000
8,245,000		Metropolitan Pier & Exposition Authority, IL, MERLOTS, (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	8,245,000
7,200,000		Metropolitan Pier & Exposition Authority, IL, PUTTERs, (Series 269), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase Bank LIQ)	7,200,000
15,240,000		Regional Transportation Authority, IL, (PT-1833), Weekly VRDNs (FGIC INS)/(Westdeutsche Landesbank AG LIQ)	15,240,000
4,965,000		Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	4,965,000
10,860,000		Regional Transportation Authority, IL, MERLOTS, (Series 2002-A23), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	10,860,000
9,975,000		Regional Transportation Authority, IL, MERLOTS, (Series 2002-A24), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	9,975,000
8,960,000		Regional Transportation Authority, IL, MERLOTS, (Series 2002-A41), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,960,000
3,785,000		Regional Transportation Authority, IL, MERLOTS, (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,785,000
4,883,069		Village of Gilberts, IL Special Service Area No. 10, Timber Trails Project, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	4,883,069

		TOTAL	564,335,323

		Indiana--2.3%
18,615,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT), (Series 2002-7), 1.04% TOBs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/12/2004	18,615,000
4,465,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	4,465,000
18,350,000		Carmel Clay Schools, IN, 1.50% TANs, 12/31/2003	18,378,016
5,890,000		Fort Wayne, IN, (Series 1998), Weekly VRDNs (St. Anne Home of the Diocese of Fort Wayne-South Bend, Inc.)/(Bank One, Indiana N.A. LOC)	5,890,000
8,380,000		Franklin, IN, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	8,380,000
885,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One, Indiana N.A. LOC)	885,000
3,945,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2003E), 1.25% TANs (Indianapolis, IN), 8/29/2003	3,945,811
21,675,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2003F), 1.25% TANs (Marion County, IN), 8/29/2003	21,679,457
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$36,470,000		Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates, (Series 2002-193), Daily VRDNs (MBIA INS)/(Bear Stearns Cos., Inc. LIQ)	$36,470,000
7,820,000		Indianapolis, IN, (Series 2000), Marquette Manor Project, Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	7,820,000
2,925,000		Indianapolis, IN EDRB, (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)	2,925,000
8,000,000		Lawrence, IN EDRB, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	8,000,000
1,935,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,935,000
1,945,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC)	1,945,000
10,535,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(Key Bank, N.A. LOC)	10,535,000
4,000,000		Vigo County, IN EDRB, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)	4,000,000
21,000,000		Vigo County, IN School Corp., 1.60% TANs, 12/30/2003	21,038,757
6,595,000		Warren Township MSD, IN, MERLOTS, (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,595,000
6,105,000		Winona Lake, IN, (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(U.S. Bank N.A., Cincinnati LOC)	6,105,000

		TOTAL	189,607,041

		Kansas--0.7%
10,405,000		Kansas State Department of Transportation, (PT-384), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,405,000
3,800,000		Salina KS, 2.000%, 8/1/2004	3,837,465
40,000,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-I), 1.35% BANs, 2/1/2004	39,991,600

		TOTAL	54,234,065

		Kentucky--0.4%
210,000		Boone County, KY Weekly VRDNs (Spring Meadow Associates)/(Huntington National Bank, Columbus, OH LOC)	210,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC)	7,500,000
9,535,000		Kentucky Economic Development Finance Authority, (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA INS)/(Bank One, Michigan LIQ)	9,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--continued
$85,000		Kentucky Economic Development Finance Authority, (Series 1999C), Daily VRDNs (Baptist Healthcare System)/(MBIA INS)/(National City Bank, Ohio LIQ)	$85,000
12,167,500		Kentucky Turnpike Authority, Floater Certificates, (Series 2001-567), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	12,167,500

		TOTAL	29,497,500

		Louisiana--0.7%
10,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT), (Series 2002-17), 1.65% TOBs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/21/2003	10,000,000
800,000		Calcasieu Parish, LA, IDB Weekly VRDNs (Citgo Petroleum Corp.)/(Westdeutsche Landesbank AG LOC)	800,000
17,400,000		Calcasieu Parish, LA, IDB, (Series 1999), Weekly VRDNs (PPG Industries Inc.)	17,400,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC)	8,000,000
9,150,000		Louisiana State Offshore Terminal Authority, (Series 2003A), Daily VRDNs (Loop LLC)/(SunTrust Bank LOC)	9,150,000
5,700,000		Louisiana State Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds, (Series 2003B), Weekly VRDNs (Loop LLC)/(Bank One N.A. (Ohio) LOC)	5,700,000
4,650,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,650,000
3,735,000		Louisiana State, ROCs, (Series 4017), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,735,000

		TOTAL	59,435,000

		Maine--0.1%
11,055,000		Maine Health & Higher Educational Facilities Authority, (Series 2000A), Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank N.V. LIQ)	11,055,000

		Maryland--2.8%
19,400,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 1.00% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/21/2004	19,400,000
1,231,000		Anne Arundel County, MD, (Series 1988), Weekly VRDNs (Oakland Hills LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,231,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$11,400,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program, (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	$11,400,000
3,375,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,375,000
1,750,000		Baltimore, MD, (1988 Issue), Weekly VRDNs (University West LP)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,750,000
7,000,000		Calvert County, MD EDA, (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	7,000,000
7,290,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	7,290,000
9,700,000		Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,700,000
1,250,000		Harford County, MD, (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,250,000
2,000,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,000,000
2,550,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,550,000
15,100,000		Howard County, MD, (Series 2002A), Weekly VRDNs (Columbia Vantage House Corp.)/(Lasalle Bank, N.A. LOC)	15,100,000
3,000,000		Maryland Industrial Development Financing Authority, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)	3,000,000
15,145,000	[2]	Maryland State Community Development Administration, (PT-123), 1.04% TOBs (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/20/2003	15,145,000
4,365,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,365,000
4,000,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,000,000
7,000,000		Maryland State Economic Development Corp., (Series 2003), Maryland Science Center, Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC)	7,000,000
5,400,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC)	5,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$1,880,000		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$1,880,000
5,700,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	5,700,000
10,175,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	10,175,000
4,120,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1996B), Weekly VRDNs (Loyola College in Maryland, Inc.)/ (MBIA INS)/(Manufacturers & Traders Trust Co., Buffalo, NY LIQ)	4,120,000
1,845,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,845,000
6,220,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,220,000
4,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	4,900,000
6,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	6,900,000
14,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	14,000,000
14,560,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	14,560,000
8,605,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,605,000
5,675,000		Maryland State IDFA, (1994 Issue), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	5,675,000
13,000,000		Montgomery County, MD EDRB, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	13,000,000
2,101,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998-I), Weekly VRDNs (Byron House, Inc. Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,101,000
445,000	[2]	Prince Georges County, MD Housing Authority Mortgage, (PT-1311), 1.55% TOBs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	445,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$2,875,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$2,875,000
2,000,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,000,000

		TOTAL	225,957,000

		Massachusetts--3.8%
22,999,000		Ashburnham - Westminster, MA Regional School District, 1.75% BANs, 6/18/2004	23,142,514
21,400,000		Blackstone-Milville, MA Regional School District, 1.30% BANs, 7/15/2004	21,464,266
9,640,349		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,640,349
5,000,000		Commonwealth of Massachusetts, (Series 1997-B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000
29,400,000		Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs (Landesbank Baden-Wuerttemberg LIQ)	29,400,000
910,000		Commonwealth of Massachusetts, (Series 2001B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	910,000
7,000,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (Toronto Dominion Bank LIQ)	7,000,000
9,000,000		Dighton-Rehobeth, MA Regional School District, 1.75% BANs, 6/4/2004	9,052,394
10,000,000		Gateway, MA Regional School District, 2.25% BANs, 5/5/2004	10,074,946
6,600,000		Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	6,600,000
7,125,000		Massachusetts Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC)	7,125,000
18,000,000		Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	18,000,000
2,450,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates, (Series 2001-674), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	2,450,000
1,627,500		Massachusetts Turnpike Authority, Floater Certificates, (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	1,627,500
50,000,000		Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	50,000,000
7,000,000		Massachusetts Water Resources Authority, (Series 2000B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	7,000,000
50,000		Massachusetts Water Resources Authority, (Series 2000C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	50,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$10,000,000		Medford, MA, 2.25% BANs, 11/14/2003	$10,018,382
16,300,000		Medway, MA, 2.25% BANs, 3/19/2004	16,415,228
17,775,000		Northborough-Southborough, MA Regional School District, (Series B), 2.75% BANs, 10/30/2003	17,824,579
10,000,000		Pembroke, MA, 2.00% BANs, 8/5/2004	10,096,400
17,800,000		Spencer East Brookfield, MA Regional School District, 1.35% BANs, 5/14/2004	17,834,385
6,000,000		Watertown, MA, 2.20% BANs, 11/14/2003	6,010,184
16,000,000		Weymouth, MA, 1.50% BANs, 5/19/2004	16,050,422
6,000,000		Whitman-Hanson, MA Regional School District, 1.30% BANs, 7/1/2004	6,020,155

		TOTAL	308,806,704

		Michigan--4.1%
19,500,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,500,000
6,000,000		Allen Park, MI Public School District, ROCs, (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,000,000
8,840,000	[2]	Detroit, MI City School District, (PA-997R), 1.55% TOBs (Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	8,839,994
4,640,000		Detroit, MI City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,640,000
1,000,000		Detroit, MI City School District, PUTTERs, (Series 326), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	1,000,000
2,500,000		Detroit, MI City School District, ROCs, (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,500,000
1,000,000		Detroit, MI City School District, Variable Rate Certificates, (Series 2001P), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Bank of America N.A. LIQ)	1,000,000
2,465,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,465,000
12,125,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	12,125,000
4,260,000		Detroit, MI Sewage Disposal System, Variable Certificates, (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	4,260,000
2,000,000		Detroit, MI Water Supply System, (Series 2001-782), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	2,000,000
10,500,000		Detroit, MI Water Supply System, MERLOTS, (Series 2000D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$2,640,000		Forest Hills, MI Public School, (PT-1762), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	$2,640,000
6,360,000		Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	6,360,000
5,000,000		Grand Rapids, MI EDR, (Series 1983 - Project #1), Weekly VRDNs (Amway Grand Plaza Hotel Corp.)/(Fifth Third Bank, Michigan LOC)	5,000,000
2,100,000		Grand Rapids, MI EDR, (Series 1983B), Weekly VRDNs (Amway Grand Plaza Hotel Corp.)/(Fifth Third Bank, Michigan LOC)	2,100,000
7,090,000		Grand Rapids, MI Economic Development Corp., (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC)	7,090,000
2,000,000		Grand Rapids, MI Economic Development Corp., (Series 1991A), Weekly VRDNs (Amway Grand Plaza Hotel Corp.)/(Standard Federal Bank, N.A. LOC)	2,000,000
9,815,000	[2]	Huron Valley, MI School District, MERLOTS, (Series 2001-A120), 1.55% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,815,000
6,645,000		Ingham County, MI Economic Development Corp., (Series 1995), Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One, Indiana N.A LOC)	6,645,000
10,000,000		Kentwood, MI Public Economic Development Corp., Weekly VRDNs (Holland Home Obligated Group)/(Lasalle Bank, N.A. LOC)	10,000,000
3,000,000		Macomb County, MI Hospital Finance Authority, (Series 2003A-1), Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC)	3,000,000
460,000		Michigan Higher Education Facilities Authority, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC)	460,000
35,000,000		Michigan Municipal Bond Authority, (Series C-2), 2.25% RANs (J.P. Morgan Chase & Co. LOC), 8/22/2003	35,016,183
5,210,000		Michigan Public Power Agency, (PT-1769), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	5,210,000
15,000,000		Michigan State Building Authority, (Series 3), 1.05% CP (Bank of New York LOC), Mandatory Tender 8/21/2003	15,000,000
9,985,000		Michigan State Hospital Finance Authority, (PT-732), Weekly VRDNs (Ascension Health Credit Group)/(MBIA INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,985,000
9,000,000		Michigan State Hospital Finance Authority, (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	9,000,000
4,745,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	4,745,000
4,000,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$3,000,000		Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (Standard Federal Bank, N.A. LOC)	$3,000,000
17,750,000		Michigan State Hospital Finance Authority, MERLOTS, (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	17,750,000
10,180,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC)	10,180,000
60,000,000		Michigan State, 1.50% TANs, 9/30/2003	60,048,451
1,100,000		Michigan State, (Series A), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	1,100,000
5,670,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (Pierce Foundation)/(Standard Federal Bank, N.A. LOC)	5,670,000
7,495,000		Michigan Strategic Fund, (PA-334), Weekly VRDNs (Detroit Edison Co.)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	7,495,000
7,450,000		Regents of University of Michigan, (Series 2002), Weekly VRDNs	7,450,000
2,135,000		Rockford, MI Public Schools, Floater Certificates, (Series 2002-589), Weekly VRDNs (Michigan State GTD)/(Morgan Stanley LIQ)	2,135,000
5,000,000		Wayne Westland Community Schools, MI, Floater Certificates, (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,000,000
2,925,000		Wyandotte, MI City School District, (PT-1790), Weekly VRDNs (Michigan State GTD)/(Merrill Lynch & Co., Inc. LIQ)	2,925,000

		TOTAL	335,649,628

		Minnesota--2.7%
13,500,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,500,000
4,280,000		Buffalo, MN ISD No. 877, 1.50% TRANs (Minnesota State GTD), 8/24/2004	4,300,174
8,600,000		Burnsville, MN, Variable Rate Demand Revenue Bonds, (Series 1996), Weekly VRDNs (YMCA)/(Wells Fargo Bank Minnesota N.A. LOC)	8,600,000
1,400,000		Duluth, MN, (Series 1985), Weekly VRDNs (Wachovia Bank N.A. LOC)	1,400,000
2,050,000		Glencoe-Silverlake, MN ISD No. 2859, 2.25% TRANs (Minnesota State GTD), 8/11/2003	2,050,357
1,100,000		Jackson County Central, MN ISD No. 2895, 1.375% TRANs (Minnesota State GTD), 8/17/2004	1,103,686
9,730,000		Minneapolis, MN, (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	9,730,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$5,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds, (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC)	$5,000,000
31,035,000		Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs, (Series 2003B-1), 1.05063% TOBs (AMBAC INS), Mandatory Tender 5/15/2004	31,035,000
17,475,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS, (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	17,475,000
2,000,000		Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,000,000
7,770,000		Minnesota State Higher Education Facility Authority, (Series 5-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	7,770,000
1,000,000		Minnesota State Higher Education Facility Authority, (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	1,000,000
17,625,000		Minnesota State, (PT-399), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	17,625,000
14,810,000		Minnesota State, (PT-400), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	14,810,000
13,000,000		Minnesota State, Floater Certificates, (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	13,000,000
3,640,000		Minnesota State, PUTTERs, (Series 273), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	3,640,000
3,335,000		Minnewaska, MN ISD Number 2149, 1.50% TRANs (Minnesota State LOC), 8/17/2004	3,350,401
6,955,000		Orono, MN ISD 278, 1.50% TRANs (Minnesota State GTD), 8/30/2004	6,988,438
2,500,000		Park Rapids, MN ISD No. 309, 1.70% TRANs (Minnesota State GTD), 9/1/2003	2,500,207
4,560,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC)	4,560,000
3,500,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 0.90% CP (Mayo Foundation)/(U.S. Bank N.A., Cincinnati LIQ), Mandatory Tender 10/8/2003	3,500,000
8,000,000		Seaway Port Authority of Duluth, MN, (Series 2000), Weekly VRDNs (St. Lawrence Cement, Inc.)/(Wachovia Bank N.A. LOC)	8,000,000
5,975,000		Southern Minnesota Municipal Power Agency, PUTTERs, (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	5,975,000
4,655,000		Southern Minnesota Municipal Power Agency, PUTTERs, (Series 339), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	4,655,000
20,000,000		St. Paul, MN ISD No. 625, 1.25% TANs (Minnesota State GTD), 3/1/2004	20,019,612
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$4,100,000		St. Paul, MN Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank N.A., Cincinnati LOC)	$4,100,000
650,000		University of Minnesota, (Series 1999A), Weekly VRDNs	650,000
4,995,000		University of Minnesota, Floater Certificates, (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ)	4,995,000

		TOTAL	223,332,875

		Mississippi--0.1%
10,255,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank N.A., Birmingham LOC)	10,255,000

		Missouri--0.3%
7,405,000		Missouri State HEFA, (Series 1985B), Weekly VRDNs (Barnes Hospital)/(J.P. Morgan Chase Bank LOC)	7,405,000
3,800,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC)	3,800,000
10,125,000		Missouri State HEFA, 3.00% Bonds (SSM Health Care Credit Group), 6/1/2004	10,294,053

		TOTAL	21,499,053

		Multi State--3.0%
35,629,795		ABN AMRO Chicago Corp., (Series 1997-1), LeaseTOPS Trust, Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	35,629,795
30,000,000		Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-05), Weekly VRDNs (FGIC, Financial Security Assurance, Inc., MBIA INS) and State Street Bank and Trust Co. LIQs)	30,000,000
15,000,000		Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-13), Weekly VRDNs (FGIC, Financial Security Assurance, Inc. INS) and State Street Bank and Trust Co. LIQs)	15,000,000
45,479,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	45,479,000
16,002,862		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	16,002,862
29,158,366		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	29,158,366
6,000,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A), Weekly VRDNs (Metrolink Cross County Extension)/(Financial Security Assurance, Inc. INS)/(Westdeutsche Landesbank AG LIQ)	6,000,000
4,532,321	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1998-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/8/2003	4,532,321
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$10,321,239	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1999-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/15/2003	$10,321,239
53,265,000		TICs/TOCs MuniMae Trust, (Series 2002-1M), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	53,265,000

		TOTAL	245,388,583

		Nevada--0.2%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	7,500,000
5,500,000		Henderson, NV Public Improvement Trust, (Series 1995B), Pueblo Verde II, Weekly VRDNs (Lincoln Pueblo Verde LP)/(Credit Suisse First Boston LOC)	5,500,000

		TOTAL	13,000,000

		New Hampshire--0.1%
7,920,000		New Hampshire HEFA, (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC)	7,920,000

		New Jersey--1.3%
7,600,000		Elizabeth, NJ, 1.50% BANs, 5/28/2004	7,627,814
22,600,000		Hamilton Township, NJ, 2.125% BANs, 10/17/2003	22,632,642
4,995,000	[2]	New Jersey EDA, (PA-827R), 1.60% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/18/2003	4,995,000
9,485,000		New Jersey State Transportation Trust Fund Authority, PUTTERs, (Series 241), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	9,485,000
7,200,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts, (Series 1996-1), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	7,200,000
19,495,000		Passaic County, NJ, 1.75% BANs, 3/26/2004	19,570,127
12,000,000		Trenton, NJ, 1.50% BANs, 5/14/2004	12,033,402
10,066,000		Trenton, NJ, 2.25% BANs, 10/17/2003	10,081,682
11,277,000		Trenton, NJ, 2.25% BANs, 10/17/2003	11,294,557

		TOTAL	104,920,224

		New York--13.7%
27,528,500		Chenango Valley, NY Central School District, 1.375% BANs, 6/25/2004	27,639,855
6,500,000		Clarence, NY Central School District, 1.30% TANs, 6/29/2004	6,522,238
2,226,250		Clarence, NY Central School District, 1.40% BANs, 7/8/2004	2,234,472
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$4,000,000		Copiague, NY Union Free School District, 1.30% TANs, 6/29/2004	$4,013,686
24,540,500		Cornwall, NY Central School District, 2.25% BANs, 10/17/2003	24,573,581
15,000,000		Erie County, NY, 1.50% RANs, 6/23/2004	15,079,689
11,000,000		Harborsfields, NY Central School District, 1.40% TANs, 6/29/2004	11,039,577
2,000,000		Harborsfields, NY Central School District, 1.50% TANs, 6/29/2004	2,008,995
4,000,000		Islip, NY Union Free School District, 1.35% TANs, 6/29/2004	4,015,479
6,000,000		Islip, NY Union Free School District, 1.50% TANs, 6/29/2004	6,031,342
21,550,000		Levittown Union Free School District, NY, 1.25% TANs, 6/29/2004	21,613,181
16,200,000		Long Island Power Authority, (Series 1B), Daily VRDNs (State Street Bank and Trust Co. LOC)	16,200,000
13,625,000		Long Island Power Authority, (Series 2003F), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Bank, Belgium LIQ)	13,625,000
9,000,000		Long Island Power Authority, (Series 3A), Weekly VRDNs (J.P. Morgan Chase Bank and Landesbank Baden-Wuerttemberg LOCs)	9,000,000
6,000,000		Metropolitan Transportation Authority, NY, (PA-1141), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,000,000
16,175,000		Metropolitan Transportation Authority, NY, (Series 2002D-2), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	16,175,000
46,215,000		Metropolitan Transportation Authority, NY, Floater Certificates, (Series 2001-660), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	46,215,000
19,000,000		Metropolitan Transportation Authority, NY, MERLOTS, (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	19,000,000
2,800,000		Middle Country, NY Central School District, 1.25% TANs, 6/25/2004	2,808,707
6,900,000		Middle Country, NY Central School District, 1.50% TANs, 6/25/2004	6,936,881
25,000,000		New Jersey Turnpike Authority, (Series 2003C-1), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Westdeutsche Landesbank AG LIQ)	25,000,000
25,000,000		New Jersey Turnpike Authority, (Series 2003C-2), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	25,000,000
9,100,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	9,100,000
15,000,000		New York City, NY Municipal Water Finance Authority, Floater Certificates, (Series 2001-687), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	15,000,000
30,025,000		New York City, NY Municipal Water Finance Authority, Trust Receipts, (Series 1997 FR/RI-6), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	30,025,000
64,950,000		New York City, NY Transitional Finance Authority, (Subseries 1999 A-1), Weekly VRDNs (Westdeutsche Landesbank AG LIQ)	64,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$34,015,000		New York City, NY Transitional Finance Authority, (Subseries 1999 A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	$34,015,000
24,105,000		New York City, NY Transitional Finance Authority, (Subseries 1999 B-3), Weekly VRDNs (Bank One N.A. (Chicago) LIQ)	24,105,000
21,000,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI L21), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	21,000,000
73,800,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	73,800,000
20,085,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds, (Subseries 2003 C-3), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	20,085,000
27,700,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 A-1), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	27,700,000
81,080,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 B-1), Weekly VRDNs (Societe Generale, Paris LIQ)	81,080,000
9,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 B-2), Weekly VRDNs (Dexia Credit Local LIQ)	9,000,000
11,250,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 D-1), Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	11,250,000
7,100,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 E-1), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	7,100,000
9,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 E-3), Daily VRDNs (Bank of New York LIQ)	9,500,000
4,250,000		New York City, NY, (Series 1994 A-4), Daily VRDNs (Landesbank Baden-Wuerttemberg LOC)	4,250,000
11,800,000		New York City, NY, (Series 1994 A-9), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	11,800,000
5,400,000		New York City, NY, (Series 1995 B-8), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	5,400,000
9,800,000		New York City, NY, (Series 1995 B-9), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	9,800,000
8,000,000		New York City, NY, (Series 1996 J-2), Weekly VRDNs (Westdeutsche Landesbank AG LOC)	8,000,000
20,000,000		New York City, NY, (Series 2003 C-2), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$9,995,000	[2]	New York State Dormitory Authority, (PT-839), 1.05% TOBs (North Shore Hospital at Planview)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/22/2004	$9,995,000
60,900,000		New York State Dormitory Authority, Mental Health Services, (Subseries 2003 D-2B), Weekly VRDNs (New York State)/(Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	60,900,000
10,205,000		New York State Energy Research & Development Authority, 1.10% TOBs (New York State Electric and Gas Corp.)/(J.P. Morgan Chase Bank LOC), Optional Tender 3/15/2004	10,205,000
22,175,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, (Series 2001-732), Weekly VRDNs (Morgan Stanley LIQ)	22,175,000
5,470,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates, (Series 2001-658), Weekly VRDNs (Morgan Stanley LIQ)	5,470,000
3,500,000		New York State HFA Weekly VRDNs (Special Surgery Hospital)/ (J.P. Morgan Chase Bank LOC)	3,500,000
5,100,000		New York State HFA, Service Contract Revenue Bonds, (Series 2003G), Weekly VRDNs (Westdeutsche Landesbank AG LOC)	5,100,000
19,900,000		New York State Local Government Assistance Corp., (Series 2003A-8V), Subordinate Lien Refunding Bonds, Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	19,900,000
26,000,000		New York State Thruway Authority, (Series 2003A), 1.125% BANs, 3/25/2004	26,004,221
16,785,000		New York State Thruway Authority, Floater Certificates, (Series 2001-691), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	16,785,000
17,500,000		Niagara Wheatfield, NY Central School District, 1.35% BANs, 6/24/2004	17,568,281
12,300,000		North Babylon Union Free School District, NY, 1.35% TANs, 6/24/2004	12,344,727
2,000,000		North Babylon Union Free School District, NY, 1.50% TANs, 6/24/2004	2,009,940
3,200,000		North Colonie, NY Central School District, 1.25% TANs, 11/5/2003	3,202,887
7,475,000		Orange County, NY IDA, (Series 2002), Weekly VRDNs (Horton Medical Center)/(Financial Security Assurance, Inc. INS)/(Fleet National Bank LIQ)	7,475,000
7,600,000		Plainedge, NY Union Free School District, 1.75% TANs, 6/30/2004	7,651,423
5,000,000		Triborough Bridge & Tunnel Authority, NY, (Series 2002 FR/RI-L38J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,000,000
12,600,000		Triborough Bridge & Tunnel Authority, NY, (Series 2002F), Weekly VRDNs (ABN AMRO Bank NV, Amsterdam LIQ)	12,600,000
8,500,000		Triborough Bridge & Tunnel Authority, NY, Floater Certificates, (Series 2001-598), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	8,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$27,465,000		Triborough Bridge & Tunnel Authority, NY, PUTTERs, (Series 304), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase & Co. LIQ)	$27,465,000
12,500,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	12,500,000
5,000,000		Wallkill, NY Central School District, (Series 2003), 1.25% TANs, 10/30/2003	5,004,291
17,466,000		Wallkill, NY Central School District, 1.25% BANs, 6/25/2004	17,514,175

		TOTAL	1,126,562,628

		North Carolina--0.5%
1,165,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	1,165,000
18,500,000		North Carolina Medical Care Commission, (Series 1996), Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ)	18,500,000
5,865,000		North Carolina Medical Care Commission, (Series 2000A), Weekly VRDNs (United Methodist Retirement Homes)/(Wachovia Bank N.A. LOC)	5,865,000
5,000,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	5,000,000
3,800,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	3,800,000
1,000,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	1,000,000
2,700,000		North Carolina State, (Series 2002E), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	2,700,000

		TOTAL	38,030,000

		Ohio--5.7%
8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), 1.21% TOBs (Cleveland, OH Waterworks)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 12/10/2003	8,338,000
1,920,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	1,920,000
15,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC)	15,000,000
12,425,000		Ashland County, OH Health Care, (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	12,425,000
2,455,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2), Certificates of Ownership, Weekly VRDNs (Bank One, Kentucky LOC)	2,455,000
8,975,000		Butler County Hospital, (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(Bank One N.A. (Ohio) LOC)	8,975,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$5,500,000		Butler County, OH, (Series 2002), Weekly VRDNs (LifeSphere, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	$5,500,000
4,150,000		Cincinnati City School District, OH, PUTTERs, (Series 315), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	4,150,000
11,720,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	11,720,000
9,575,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	9,575,000
10,165,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	10,165,000
10,075,000		Cleveland, OH Airport System, Revenue Bonds, (Series 2000C), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(State Street Bank and Trust Co. and Westdeutsche Landesbank AG LIQs)	10,075,000
23,000,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	23,000,000
4,500,000		Cuyahoga County, OH Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	4,500,000
5,000,000		Cuyahoga County, OH IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC)	5,000,000
4,420,000		Cuyahoga County, OH, (Series 1999), Weekly VRDNs (The Renaissance)/(Lasalle Bank, N.A. LOC)	4,420,000
4,000,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC)	4,000,000
2,000,000		Cuyahoga County, OH, (Series 2003), Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC)	2,000,000
5,000,000		Cuyahoga, OH Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ)	5,000,000
7,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	7,000,000
4,170,000		Erie County, OH, (Series 1996A), Weekly VRDNs (Providence Care Center)/(Bank One N.A. (Ohio) LOC)	4,170,000
3,280,000		Franklin County, OH Health Care Facilities, (Series 1999A), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	3,280,000
1,450,000		Franklin County, OH Health Care Facilities, (Series 1999B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	1,450,000
4,900,000		Franklin County, OH Health Care Facilities, Refunding & Improvement Revenues, (Series 2002B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC)	4,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$4,500,000		Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(Bank One, Illinois N.A. LOC)	$4,500,000
7,500,000		Franklin County, OH Mortgage Revenue, (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	7,500,000
38,875,000		Franklin County, OH, Hospital Revenue Bonds, (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	38,875,000
6,130,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC)	6,130,000
1,335,000		Genoa Village, OH, (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank, Cincinnati LOC)	1,335,000
14,785,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)	14,785,000
5,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A), Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(J.P. Morgan Chase Bank LOC)	5,000,000
9,290,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	9,290,000
5,715,000		Henry County, OH, (Series 1996), Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	5,715,000
11,970,000		Hudson City, OH, 1.80% BANs, 11/26/2003	11,985,501
2,000,000		Lake County, OH Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	2,000,000
10,800,000		Lakewood, OH, (Series 2000), Weekly VRDNs (St. Edward High School)/(Allied Irish Banks PLC LOC)	10,800,000
4,265,000		Lima, OH City School District, 2.00% BANs, 11/20/2003	4,278,090
7,480,000		Lorain County, OH EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC)	7,480,000
5,255,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,255,000
5,725,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,725,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnati LOC)	7,400,000
12,475,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC)	12,475,000
85,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	85,000
10,700,000		Lucas County, OH, (Series 1), 1.90% BANs, 10/16/2003	10,709,424
1,320,000		Marion County, OH Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,320,000
4,000,000		Marion County, OH Health Care Facilities, (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$7,400,000		Medina County, OH, (Series 1997), Weekly VRDNs (Plaza 71 Associates Ltd.)/(Westdeutsche Landesbank AG LOC)	$7,400,000
2,685,000		Montgomery, OH IDA Weekly VRDNs (Bethesda Two LP)/(Huntington National Bank, Columbus, OH LOC)	2,685,000
7,000,000		New Albany, OH, (Series B), Weekly VRDNs (Bank One N.A. (Ohio) LOC)	7,000,000
18,000,000		Ohio State Air Quality Development Authority, (Series B), Daily VRDNs (Cincinnati Gas and Electric Co.)/(Barclays Bank PLC LOC)	18,000,000
9,000,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	9,000,000
845,000		Ohio State Higher Education Facility, Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC)	845,000
5,695,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates, (Series 1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,695,000
3,600,000		Ohio State University, (Series 1999 B2), Weekly VRDNs	3,600,000
5,375,000		Ohio State, (Series 2002 FR/RI-L31J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,375,000
4,500,000		Orange, OH City School District, 1.38% BANs, 7/15/2004	4,517,388
6,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Bank One N.A. (Ohio), Fifth Third Bank, Cincinnati, Lasalle Bank, N.A. and U.S. Bank N.A., Cincinnati LOCs)	6,000,000
4,500,000		Rickenbacker, OH Port Authority, (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One N.A. (Ohio) LOC)	4,500,000
5,175,000		Ross County, OH Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC)	5,175,000
6,390,000		Ross County, OH, Health Care Facilities Revenue Bonds, (Series 2001), Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	6,390,000
20,000,000		Sugarcreek, OH Local School District, 1.35% BANs, 1/29/2004	20,041,152
2,565,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,565,000
6,000,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC)	6,000,000
4,250,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC)	4,250,000
1,190,000		Wayne County, OH, Health Care Facility Revenue Bonds, (Series 1995), Weekly VRDNs (D & M Realty)/(Bank One N.A. (Ohio) LOC)	1,190,000
4,095,000		Willoughby, OH, 1.90% BANs, 12/19/2003	4,105,382

		TOTAL	469,994,937

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oklahoma--0.2%
$1,790,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	$1,790,000
4,445,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC)	4,445,000
7,800,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC)	7,800,000

		TOTAL	14,035,000

		Oregon--0.5%
13,000,000		Oregon State, Veteran's Welfare Bonds, (Series 73G), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	13,000,000
24,600,000		Oregon State, Veteran's Welfare Bonds, (Series 73H), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	24,600,000
4,500,000		Portland, OR, (Series 2003A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ)	4,500,000

		TOTAL	42,100,000

		Pennsylvania--4.6%
5,000,000		Adams County, PA IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)	5,000,000
5,495,000		Allegheny County, PA HDA, (Series 1990D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA INS)/(J.P. Morgan Chase Bank LIQ)	5,495,000
5,975,000		Allegheny County, PA HDA, (Series 2001B), Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC)	5,975,000
4,720,000		Allegheny County, PA HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One, Michigan LOC)	4,720,000
3,605,000		Allegheny County, PA IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC)	3,605,000
2,340,000		Allegheny County, PA IDA, (Series 1997A), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	2,340,000
4,300,000		Allegheny County, PA IDA, (Series 1997B), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	4,300,000
5,000,000		Allegheny County, PA IDA, (Series 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	5,000,000
8,100,000		Allegheny County, PA IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	8,100,000
4,460,000		Central Bucks, PA School District, (Series 2000A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,460,000
4,440,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$8,400,000		Clearfield County, PA IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC)	$8,400,000
11,800,000		Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	11,800,000
12,622,500		Commonwealth of Pennsylvania, Floater Certificates, (Series 2001-696), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	12,622,500
6,285,000		Commonwealth of Pennsylvania, Variable Rate Certificates, (Series 2001F), Weekly VRDNs (Bank of America N.A. LIQ)	6,285,000
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	6,000,000
9,000,000		Cumberland County, PA Municipal Authority, (Series 2003B), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	9,000,000
7,320,000		Cumberland County, PA Municipal Authority, Variable Rate Revenue Bonds, (Series 1996B), 1.80% TOBs (Dickinson College)/(Mellon Bank N.A., Pittsburgh LOC), Mandatory Tender 11/1/2003	7,320,000
4,575,000		Cumberland County, PA, (Series 2000), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,575,000
4,500,000		Cumberland County, PA, (Series 2001), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,500,000
17,000,000		Dauphin County, PA General Authority, Education and Health Loan Program, (Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	17,000,000
3,130,000		Delaware County, PA Authority, Hospital Revenue Bonds, (Series 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	3,130,000
4,555,000		Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates, (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	4,555,000
24,000,000		Doylestown Hospital Authority, PA, (Series 1998B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	24,000,000
5,000,000		Doylestown Hospital Authority, PA, (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	5,000,000
1,000,000		East Hempfield Township, PA IDA, (Series 1997), Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,000,000
2,000,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	2,000,000
13,340,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	13,340,000
4,000,000		Erie County, PA Hospital Authority, (Series 2001A), Weekly VRDNs (Forestview Health Care Center)/(KBC Bank N.V. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,550,000		Erie County, PA Hospital Authority, (Series 2001A), Weekly VRDNs (Senior Living Services, Inc.)/(KBC Bank N.V. LOC)	$2,550,000
8,700,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,700,000
6,650,000		Lancaster, PA IDA, (Series 2000B), Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	6,650,000
2,700,000		Lawrence County, PA IDA, (Series 2001A), Weekly VRDNs (Shenango Presbyterian SeniorCare Obligated Group)/(SunTrust Bank LOC)	2,700,000
5,000,000		Lebanon County, PA Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,000,000
6,910,000		Lehigh County, PA General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	6,910,000
8,200,000		Mercersburg Borough, PA General Purpose Authority, (Series 2000A), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	8,200,000
9,300,000		Mercersburg Borough, PA General Purpose Authority, (Series 2000B), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	9,300,000
2,510,000		Montgomery County, PA IDA, (Series 1992), Weekly VRDNs (Hickory Pointe Project)/(Wachovia Bank N.A. LOC)	2,510,000
1,500,000		Pennsylvania EDFA, (Series 1996E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)	1,500,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 1997 B7), Weekly VRDNs (Saint Francis College, PA)/(Allied Irish Banks PLC LOC)	3,000,000
8,300,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC)	8,300,000
7,800,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC)	7,800,000
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-1), Weekly VRDNs (Lycoming College)/(Allied Irish Banks PLC LOC)	5,000,000
6,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3), 1.80% TOBs (Messiah College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2003	6,000,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	3,000,000
7,000,000		Pennsylvania State Higher Education Facilities Authority, ROCs Trust, (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$4,600,000		Philadelphia, PA Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC)	$4,600,000
10,600,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003A), Daily VRDNs (Children's Hospital of Philadelphia)/(J.P. Morgan Chase Bank LIQ)	10,600,000
9,755,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts, (Series 2000 FR/RI-N4), Weekly VRDNs (United States Treasury COL)/(Bank of New York LIQ)	9,755,000
10,000,000		Philadelphia, PA, 2.00% TRANs, 6/30/2004	10,094,025
8,300,000		Pittsburgh, PA, (Series SG-71), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	8,300,000
3,370,000		Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS, (Series 2002-A18), Weekly VRDNs (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,370,000
12,395,000		Southcentral Pennsylvania General Authority, (Series 2000A), Weekly VRDNs (York County, PA)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,395,000
2,700,000		Washington County, PA Authority, (Series 1985A), Weekly VRDNs (1985-A Pooled Equipment Lease Program)/(Wachovia Bank N.A. LOC)	2,700,000
2,000,000		Washington County, PA Authority, (Series B-1C), Weekly VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	2,000,000
1,900,000		Washington County, PA Authority, (Series B-1D), Daily VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	1,900,000
11,000,000		Washington County, PA IDA, (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Radian Asset Assurance INS)/(National City Bank, Pennsylvania LIQ)	11,000,000
4,000,000		Westmoreland County, PA IDA, (Series 2000A), Weekly VRDNs (Redstone Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)	4,000,000

		TOTAL	372,796,525

		Puerto Rico--1.0%
9,287,500		Commonwealth of Puerto Rico, (Series 2002-746D), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	9,287,500
48,475,000		Commonwealth of Puerto Rico, (Series 2003 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	48,475,000
26,335,000		Commonwealth of Puerto Rico, PUTTERs, (Series 349), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	26,335,000

		TOTAL	84,097,500

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--0.7%
$5,970,500		Berkeley County, SC School District, Floater Certificates, (Series 2001-656), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	$5,970,500
39,485,000		South Carolina Jobs-EDA, (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	39,485,000
5,000,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC)	5,000,000
6,500,000		South Carolina State Public Service Authority, MERLOTS, (Series 2000L), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	6,500,000

		TOTAL	56,955,500

		Tennessee--2.3%
13,071,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,071,000
16,600,000		Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)	16,600,000
7,200,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC)	7,200,000
9,345,000		Chattanooga, TN HEFA, (Series 2003), Weekly VRDNs (Southern Adventist University)/(Bank of America N.A. LOC)	9,345,000
4,100,000		Chattanooga, TN IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC)	4,100,000
17,585,000	[2]	Elizabethton, TN Health & Educational Facilities Board, MERLOTS, (Series 2000 GG), 1.55% TOBs (Mountain States Health Alliance)/(MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	17,585,000
23,000,000		Hendersonville, TN IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	23,000,000
7,000,000		Jackson County, TN IDB, (Series B), Daily VRDNs (Esselte AB)/(Bank of America N.A. LOC)	7,000,000
6,900,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC)	6,900,000
12,410,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham LOC)	12,410,000
2,000,000		Knox County, TN IDB, (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank LOC)	2,000,000
4,500,000		Maury County, TN HEFA, (Series 1996E), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One N.A. (Chicago) LOC)	4,500,000
8,655,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,655,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$1,000,000		Memphis, TN, (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank AG LIQ)	$1,000,000
1,200,000		Memphis, TN, General Improvement Refunding Bonds, (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank AG LIQ)	1,200,000
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC)	1,000,000
6,900,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	6,900,000
8,500,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC)	8,500,000
875,000		Montgomery Co, TN Public Building Authority, Pooled Financing Revenue Bonds, (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	875,000
4,200,000		Sevier County, TN Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ)	4,200,000
2,985,000		Sevier County, TN Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	2,985,000
7,840,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	7,840,000
11,545,000		Shelby County, TN, Floater Certificates, (Series 2001-561), Weekly VRDNs (Morgan Stanley LIQ)	11,545,000
1,075,000		Washington County, TN IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	1,075,000
12,700,000		Wilson County, TN Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC)	12,700,000

		TOTAL	192,186,000

		Texas--6.7%
20,996,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	20,996,000
5,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), 1.55% TOBs (Leander, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/20/2003	5,500,000
10,890,000		Aldine, TX ISD, (Series 1997), SGB-30 Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$13,990,000		Austin, TX Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	$13,990,000
6,415,000		Austin, TX Water and Wastewater System, MERLOTS, (Series 2001 A-63), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	6,415,000
15,000,000	[2]	Bexar County, TX, Clippers, (Series 2001-3), 1.30% TOBs (MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	15,000,000
17,785,000		Dallas, TX, (PT-369), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	17,785,000
9,000,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	9,000,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
5,000,000		Harris County, TX HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank LOC)	5,000,000
2,700,000		Harris County, TX HFDC, (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(J.P. Morgan Chase Bank LOC)	2,700,000
12,000,000		Houston, TX Airport System, MERLOTS, (Series 2000-A25), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
10,290,000		Houston, TX Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC)	10,290,000
18,400,000		Houston, TX Independent School District, Floater Certificates, (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	18,400,000
15,360,000		Houston, TX Water & Sewer System, MERLOTS, (Series 2001-A128), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	15,360,000
2,675,000		Houston, TX Water & Sewer System, MERLOTS, (Series 2002-A-16), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	2,675,000
11,315,000		Kendall County, TX Health Facilities Development Corp., (Series 2002A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)	11,315,000
8,560,000		McKinney, TX Independent School District, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	8,560,000
1,170,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,170,000
6,825,000		North Texas Tollway Authority, ROCs, (Series 4008), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$7,500,000		Richmond, TX Higher Education Finance Corp., (Series 2003A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	$7,500,000
4,000,000	[2]	Sabine River Authority, TX, Clippers, (Series 2001-2), 1.30% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	4,000,000
5,400,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS, (Series 2002-A12), 1.25% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/25/2004	5,400,000
45,000,000		San Antonio, TX Electric & Gas System, (Series 2003), Weekly VRDNs (Bank of America N.A. LIQ)	45,000,000
5,860,000		San Antonio, TX Electric & Gas System, MERLOTS, (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,860,000
83,645,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS, (Series 2002-A53), 1.07% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	83,645,000
6,870,000		San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts, (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	6,870,000
7,495,000		San Antonio, TX Electric & Gas System, (PT-1708), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	7,495,000
10,000,000		San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	10,000,000
490,000		TX Pooled Tax Exempt Trust, Certificates of Participation, (Series 1996), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	490,000
6,580,000		Tarrant County, TX Housing Finance Corp., (PT-480), Weekly VRDNs (Windcastle Apartments)/(FHLMC GTD)/(FHLMC LIQ)	6,580,000
11,510,000		Tarrant County, TX Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ)	11,510,000
8,345,000		Tarrant County, TX, HFA, (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,345,000
4,400,000		Tarrant, TX Regional Water District, (PT-1703), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Westdeutsche Landesbank AG LIQ)	4,400,000
2,065,000		Texas State Department of Housing & Community Affairs, (PT-361), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,065,000
135,000,000		Texas State, 2.75% TRANs, 8/29/2003	135,144,707
6,000,000		Texas Turnpike Authority, ROCs Trust, (Series 188), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,000,000
8,200,000		Waco, TX Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance, Inc. INS)/(Dexia Credit Local LIQ)	8,200,000

		TOTAL	552,775,707

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Utah--0.3%
$6,000,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	$6,000,000
2,490,000		Utah State Municipal Power Agency, (PT-1813), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,490,000
9,980,000		Utah State, (PT-1794), Weekly VRDNs (BNP Paribas SA LIQ)	9,980,000
5,000,000		Weber County, UT, (Series 2000A), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Credit Local LIQ)	5,000,000

		TOTAL	23,470,000

		Vermont--0.0%
325,000		Vermont Educational and Health Buildings Financing Agency, (Series 1995A), Weekly VRDNs (Key Bank, N.A. LOC)	325,000

		Virginia--1.7%
22,410,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	22,410,000
165,000		Albemarle County, VA IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank N.A. LOC)	165,000
4,565,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	4,565,000
2,995,000		Arlington County, VA, (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC)	2,995,000
4,000,000		Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	4,000,000
6,500,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank LOC)	6,500,000
900,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	900,000
3,420,000		Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,420,000
3,820,000		Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC)	3,820,000
6,000,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	6,000,000
6,000,000		Henrico County, VA IDA, MERLOTS, (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	6,000,000
28,845,000		Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute)	28,845,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$27,400,000		Loudoun County, VA IDA, (Series 2003B), Weekly VRDNs (Howard Hughes Medical Institute)	$27,400,000
8,770,000		Newport News, VA EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	8,770,000
3,000,000		Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	3,000,000
7,900,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	7,900,000
1,220,000		Virginia State Public Building Authority, Floater Certificates, (Series 1998-131), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	1,220,000

		TOTAL	137,910,000

		Washington--2.3%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
11,957,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,957,000
5,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,000,000
8,680,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), 1.40% TOBs (Tacoma, WA Regional Water Supply System)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 12/10/2003	8,680,000
4,170,000		Clark County, WA Public Utilities District No. 001, MERLOTS, (Series 2001-A122), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	4,170,000
16,230,000		Energy Northwest, WA, (PT-615), Weekly VRDNs (Financial Security Assurance, Inc., MBIA INS) and Merrill Lynch & Co., Inc. LIQs)	16,230,000
8,500,000		Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	8,500,000
9,520,000		Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,520,000
10,000,000		King County, WA, MERLOTS, (Series 2000E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,000,000
2,200,000		Port of Seattle, WA, (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Mellon Bank N.A., Pittsburgh LOC)	2,200,000
18,000,000		Seattle, WA Municipal Light & Power, (Series 2002), 2.50% RANs, 11/21/2003	18,054,404
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--continued
$20,990,000		Seattle, WA Municipal Light & Power, MERLOTS, (Series 2001 A56), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	$20,990,000
7,880,000		Seattle, WA Water System, (PA-1143) Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	7,880,000
5,330,000		Seattle, WA Water System, ROCs, (Series 4006), Weekly VRDNs (MBIA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,330,000
3,500,000		Spokane, WA School District No. 081, ROCs, (Series 4000), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,500,000
7,490,000		Washington State, (PT-1782), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	7,490,000
34,860,000		Washington State, Class A Certificates, (Series 2002-205), Weekly VRDNs (MBIA INS)/(Bear Stearns Cos., Inc. LIQ)	34,860,000
2,060,000		Washington State, MERLOTS, (Series 2002-A14), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	2,060,000
5,170,000		Washington State, Piper Certificates, (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	5,170,000
3,765,000		Washington State, Piper Variable Certificates, (Series 2002B), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Bank of New York LIQ)	3,765,000

		TOTAL	189,356,404

		West Virginia--0.3%
6,400,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	6,400,000
14,500,000		Marshall County, WV, PCR, (Series 1992), Weekly VRDNs (PPG Industries, Inc.)	14,500,000

		TOTAL	20,900,000

		Wisconsin--2.8%
2,000,000		Chippewa Falls WI, Unified School District, 2.00% TRANs, 9/30/2003	2,001,260
4,200,000		D.C. Everest Area School District, WI, 2.25% TRANs, 8/28/2003	4,202,141
21,000,000		Eau Claire, WI Area School District, 2.00% TRANs, 10/1/2003	21,015,877
3,215,000		Glendale River Hills School District, WI, 2.15% TRANs, 8/19/2003	3,216,065
5,000,000		Greendale, WI School District, 1.75% TRANs, 8/29/2003	5,000,943
2,425,000		Hartland-Lakeside, WI Joint School District No. 3, 1.75% TRANs, 9/18/2003	2,425,627
23,000,000		Kenosha, WI United School District No. 1, (Series 2002B), 2.00% TRANs, 10/30/2003	23,039,823
27,000,000		Kenosha, WI United School District No. 1, (Series A), 2.00% TRANs, 10/3/2003	27,023,395
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$5,800,000		Kettle Moraine, WI School District, 1.75% TRANs, 9/3/2003	$5,801,393
1,300,000		Menasha, WI, 1.30% BANs, 5/14/2004	1,300,756
8,750,000		Menomonee Falls, WI School District, 2.00% TRANs, 8/20/2003	8,751,884
7,000,000		Mequon-Thiensville, WI School District, 2.00% TRANs, 9/4/2003	7,003,017
6,600,000		Middleton-Cross Plains, WI Area School District, 1.75% TRANs, 8/22/2003	6,601,008
6,135,000		Milwaukee, WI, (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	6,135,000
2,500,000		Neenah, WI Joint School District, 2.50% TRANs, 8/29/2003	2,501,842
3,400,000		Oregon, WI School District, 1.75% TRANs, 9/9/2003	3,400,893
31,900,000		Racine County, WI School District, 1.40% TRANs, 7/13/2004	32,019,685
4,000,000		Racine, WI, 1.45% BANs, 12/15/2003	4,002,917
2,740,000		Rhinelander, WI School District, 2.00% TRANs, 9/25/2003	2,741,258
2,000,000		Seymour, WI Community School District, 2.00% TRANs, 10/3/2003	2,001,257
7,300,000		Sun Prairie, WI Area School District, 2.25% TRANs, 8/25/2003	7,303,494
4,000,000		Waunakee, WI Community School District, 1.75% TRANs, 9/12/2003	4,000,996
5,250,000		Wausau, WI School District, 1.75% TRANs, 9/23/2003	5,251,873
1,950,000		West Allis-West Milwaukee, WI School District, 1.40% BANs, 12/15/2003	1,950,907
1,865,000		Wisconsin State HEFA, (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin N.A. LOC)	1,865,000
15,000,000		Wisconsin State HEFA, (Series 1999C), Weekly VRDNs (Aurora Health Care, Inc.)/(Bank One N.A. (Chicago) LOC)	15,000,000
2,540,000		Wisconsin State HEFA, (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	2,540,000
21,590,000		Wisconsin State HEFA, MERLOTS, (Series 1997B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA INS)/(Wachovia Bank N.A. LIQ)	21,590,000

		TOTAL	229,688,311

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wyoming--0.1%
$8,190,000		Converse County, WY, PCRB, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	$8,190,000
1,075,000		Douglas, WY, 1.30% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2003	1,075,000

		TOTAL	9,265,000

		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[3]	8,192,681,830

		OTHER ASSETS AND LIABILTIES -- NET--0.1%	5,317,281

		TOTAL NET ASSETS--100%	$8,197,999,111

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1- by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At July 31, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2003, these securities amounted to $580,996,554 which represents 7.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Treasury Obligations Fund

July 31, 2003

Principal Amount			Value
		U.S. TREASURY--28.5%
$880,520,000	[1]	United States Treasury Bills, 0.830% - 1.090%, 11/28/2003 - 1/22/2004	$877,031,291
270,000,000		United States Treasury Bonds, 7.250% - 11.875%, 8/15/2003 -- 5/15/2004	275,139,077
2,151,500,000		United States Treasury Notes, 2.125% - 5.750%, 8/15/2003 - 8/31/2004	2,172,166,357

		TOTAL U.S. TREASURY	3,324,336,725

		REPURCHASE AGREEMENTS--71.9%
367,000,000		Interest in $500,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.070%, dated 7/31/2003, to be repurchased at $367,010,908 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	367,000,000
567,000,000		Interest in $800,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.070%, dated 7/31/2003, to be repurchased at $567,016,853 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	567,000,000
377,000,000		Interest in $500,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.070%, dated 7/31/2003, to be repurchased at $377,011,205 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013	377,000,000
472,000,000	[2]	Interest in $550,000,000 joint repurchase agreement with Bank of America LLC, 0.980%, dated 7/24/2003, to be repurchased at $472,346,920 on 8/21/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/28/2003	472,000,000
55,000,000		Interest in $400,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 7/31/2003, to be repurchased at $55,001,635 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 8/28/2003	55,000,000
100,000,000		Interest in $910,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 7/15/2032	100,000,000
1,213,447,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $1,213,483,066 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	1,213,447,000
547,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.070%, dated 7/31/2003, to be repurchased at $547,016,258 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	547,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$73,966,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 1.070%, dated 7/31/2003, to be repurchased at $73,968,199 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	$73,966,000
467,000,000		Interest in $600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 1.010%, dated 7/31/2003, to be repurchased at $467,013,102 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	467,000,000
150,000,000	[2]	Interest in $189,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.950%, dated 7/10/2003, to be repurchased at $150,217,708 on 9/4/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	150,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.970%, dated 7/31/2003, to be repurchased at $90,002,425 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 8/15/2004	90,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050%, dated 7/31/2003, to be repurchased at $500,014,583 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2027	500,000,000
380,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $380,011,294 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2027	380,000,000
100,000,000		Agreement with Dresdner Kleinwort Wassertstein, 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 11/15/2027	100,000,000
80,000,000		Agreement with Greenwich Capital Markets, Inc., 1.060%, dated 7/31/2003, to be repurchased at $80,002,356 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 11/15/2007	80,000,000
377,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.060%, dated 7/31/2003, to be repurchased at $377,011,101 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	377,000,000
277,000,000		Interest in $400,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.060%, dated 7/31/2003, to be repurchased at $277,008,156 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021	277,000,000
477,000,000		Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.070%, dated 7/31/2003, to be repurchased at $477,014,178 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/31/2004	477,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000		Interest in $250,000,000 joint repurchase agreement with Societe Generale, London, 1.010%, dated 7/31/2003, to be repurchased at $100,002,806 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	$100,000,000
367,000,000		Interest in $500,000,000 joint repurchase agreement with Societe Generale, London, 1.070%, dated 7/31/2003, to be repurchased at $367,010,908 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	367,000,000
100,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.050%, dated 7/31/2003, to be repurchased at $100,002,917 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	100,000,000
150,000,000	[2]	Interest in $185,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960%, dated 6/27/2003, to be repurchased at $150,228,000 on 8/26/2003, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2011	150,000,000
215,000,000	[2]	Interest in $284,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960%, dated 7/1/2003, to be repurchased at $215,326,800 on 8/28/2003, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2010	215,000,000
139,000,000		Interest in $149,000,000 joint repurchase agreement with UBS Warburg LLC, 0.970%, dated 7/31/2003, to be repurchased at $139,003,745 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 1/15/2009	139,000,000
388,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.070%, dated 7/31/2003, to be repurchased at $388,011,532 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 1/15/2009	388,000,000
100,000,000		Interest in $100,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016	100,000,000
150,000,000		Agreement with Wachovia Securities, Inc., 1.040%, dated 7/31/2003, to be repurchased at $150,004,333 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	150,000,000

		TOTAL REPURCHASE AGREEMENTS	8,379,413,000

		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST)[3]	11,703,749,725

		OTHER ASSETS AND LIABILITIES -- NET--(0.4)%	(51,264,349)

		TOTAL NET ASSETS--100%	$11,652,485,376

1 The issue shows the rate of discount at time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2003

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$4,290,209,000	$--	$--
Investments in securities	5,759,585,419	3,530,978,755	2,288,362,257

Total investments in securities, at amortized cost and value	10,049,794,419	3,530,978,755	2,288,362,257
Cash	75,008,720	2,572,331	172,799
Income receivable	10,049,986	1,899,033	5,036,303
Receivable for investments sold	--	--	243,235
Receivable for shares sold	89,734	15,002	--

TOTAL ASSETS	10,134,942,859	3,535,465,121	2,293,814,594

Liabilities:
Payable for investments purchased	311,214,020	14,484,843	--
Payable for shares redeemed	2,169,685	520,447	4,473,122
Payable for investment adviser fee (Note 5)	58,000	29,000	68,806
Payable for account administration fee (Note 5)	6,243	--	--
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	18,772	8,984	15,766
Payable for portfolio accounting fees (Note 5)	59,875	29,070	12,995
Payable for distribution services fee (Note 5)	6,243	--	--
Payable for shareholder services fee (Note 5)	792,820	430,108	100,024
Payable for Directors'/Trustees' fees	1,932	--	--
Income distribution payable	3,713,503	1,681,690	281,636
Accrued expenses	110,978	40,353	31,725

TOTAL LIABILITIES	318,152,071	17,224,495	4,984,074

TOTAL NET ASSETS	$9,816,790,788	$3,518,240,626	$2,288,830,520

Net Assets Consist of:
Paid in capital	$9,816,823,463	$3,518,238,881	$2,288,827,071
Undistributed net investment income (distributions in excess of net investment income)	(32,675)	1,745	3,449

TOTAL NET ASSETS	$9,816,790,788	$3,518,240,626	$2,288,830,520

Net Assets:
Institutional Shares	$6,166,410,898	$1,521,952,563	$1,570,532,114
Institutional Service Shares	3,621,294,896	1,996,288,063	302,262,309
Institutional Capital Shares	--	--	416,036,097
Trust Shares	29,084,994	--	--

TOTAL NET ASSETS	$9,816,790,788	$3,518,240,626	$2,288,830,520

Shares Outstanding:
Institutional Shares	6,166,442,042	1,521,967,758	1,570,549,618
Institutional Service Shares	3,621,296,304	1,996,271,123	302,265,529
Institutional Capital Shares	--	--	416,031,256
Trust Shares	29,085,117	--	--

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	--	--	$1.00

Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2003

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$1,163,443,000	$638,858,000	$733,536,000
Investments in securities	11,627,895,264	24,614,822,739	11,551,252,647

Total investments in securities, at amortized cost and value	12,791,338,264	25,253,680,739	12,284,788,647
Income receivable	15,877,981	39,133,687	16,907,032
Receivable for shares sold	1,401,258	39,040,518	1,599,916

TOTAL ASSETS	12,808,617,503	25,331,854,944	12,303,295,595

Liabilities:
Payable for investments purchased	160,486,370	400,970,645	129,992,471
Payable for shares redeemed	2,759,866	4,534,855	1,231,824
Payable to bank	161,764	809,952	197,315
Payable for investment adviser fee (Note 5)	200,000	100,000	203,000
Payable for account administration fee (Note 5)	--	2,209	--
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	8,140	8,239	17,836
Payable for portfolio accounting fees (Note 5)	41,134	136,448	66,176
Payable for distribution services fee (Note 5)	--	2,209	--
Payable for shareholder services fee (Note 5)	489,478	1,021,462	254,712
Payable for Directors'/Trustees' fees	14,862	--	--
Income distribution payable	6,690,734	13,484,792	3,327,138
Accrued expenses	190,846	348,220	177,019

TOTAL LIABILITIES	171,043,194	421,419,031	135,467,491

TOTAL NET ASSETS	$12,637,574,309	$24,910,435,913	$12,167,828,104

Net Assets Consist of:
Paid in capital	$12,637,647,285	$24,910,564,089	$12,167,882,770
Accumulated net realized loss on investments	--	(50,320)	--
Distributions in excess of net investment income	(72,976)	(77,856)	(54,666)

TOTAL NET ASSETS	$12,637,574,309	$24,910,435,913	$12,167,828,104

Net Assets:
Institutional Shares	$9,986,839,420	$20,110,134,663	$10,410,997,611
Institutional Service Shares	1,960,635,411	4,789,142,030	1,369,542,169
Institutional Capital Shares	690,099,478	--	387,288,324
Trust Shares	--	11,159,220	--

TOTAL NET ASSETS	$12,637,574,309	$24,910,435,913	$12,167,828,104

Shares Outstanding:
Institutional Shares	9,986,866,400	20,110,126,983	10,411,052,785
Institutional Service Shares	1,960,703,746	4,789,277,552	1,369,554,670
Institutional Capital Shares	690,077,139	--	387,275,315
Trust Shares	--	11,159,009	--

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	--	$1.00

Trust Shares	--	$1.00	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2003

	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$--	$8,379,413,000
Investments in securities	8,192,681,830	3,324,336,725

Total investments in securities, at amortized cost and value	8,192,681,830	11,703,749,725
Income receivable	22,349,901	39,075,754
Receivable for shares sold	4,986,132	120,890

TOTAL ASSETS	8,220,017,863	11,742,946,369

Liabilities:
Payable for investments purchased	10,096,400	82,514,017
Payable for shares redeemed	8,505,852	479,181
Payable to bank	287,256	684,764
Payable for investment adviser fee (Note 5)	71,064	40,000
Payable for account administration fee (Note 5)	--	22,406
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	6,765	20,124
Payable for portfolio accounting fees (Note 5)	42,277	67,968
Payable for distribution services fee (Note 5)	--	22,406
Payable for shareholder services fee (Note 5)	459,018	1,242,735
Income distribution payable	2,445,233	5,240,133
Accrued expenses	104,887	127,259

TOTAL LIABILITIES	22,018,752	90,460,993

TOTAL NET ASSETS	$8,197,999,111	$11,652,485,376

Net Assets Consists of:
Paid in capital	$8,198,157,471	$11,651,800,804
Accumulated net realized loss on investments	(144,417)	--
Undistributed net investment income (distributions in excess of net investment income)	(13,943)	684,572

TOTAL NET ASSETS	$8,197,999,111	$11,652,485,376

Net Assets:
Institutional Shares	$6,143,475,680	$5,085,604,353
Institutional Service Shares	2,054,523,184	5,770,024,683
Institutional Capital Shares	--	623,406,927
Trust Shares	247	173,449,413

TOTAL NET ASSETS	$8,197,999,111	$11,652,485,376

Shares Outstanding:
Institutional Shares	6,143,626,870	5,085,121,662
Institutional Service Shares	2,054,549,659	5,769,836,667
Institutional Capital Shares	--	623,395,370
Trust Shares	247	173,447,105

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Institutional Capital Shares	--	$1.00

Trust Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2003

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$161,028,198	$57,311,857	$25,929,389

Expenses:
Investment adviser fee (Note 5)	21,459,834	7,831,002	3,737,945
Administrative personnel and services fee (Note 5)	8,068,897	2,944,457	1,405,467
Account administration fee--Trust Shares (Note 5)	25,959	--	--
Custodian fees	481,930	173,916	86,402
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	386,872	149,482	64,399
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	217,956	186,612	20,269
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	--	--	87,277
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	846	--	--
Directors'/Trustees' fees	75,971	27,689	8,086
Auditing fees	13,997	13,940	11,143
Portfolio accounting fees (Note 5)	724,609	315,165	183,106
Distribution services fee--Trust Shares (Note 5)	25,959	--	--
Shareholder services fee--Institutional Shares (Note 5)	17,436,225	4,364,193	--
Shareholder services fee--Institutional Service Shares (Note 5)	9,362,608	5,424,560	932,688
Shareholder services fee--Institutional Capital Shares (Note 5)	--	--	853,657
Miscellaneous	17,684	5,703	115,813

TOTAL EXPENSES	58,299,347	21,432,719	7,506,252

Waivers (Note 5):
Waiver of investment adviser fee	(9,052,814)	(3,366,992)	(2,152,052)
Waiver of transfer and dividend disbursing agent fees and expenses	(410,186)	(254,112)	(43,832)
Waiver of shareholder services fee--Institutional Shares	(17,436,225)	(4,364,193)	--
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(512,194)

TOTAL WAIVERS	(26,899,225)	(7,985,297)	(2,708,078)

Net expenses	31,400,122	13,447,422	4,798,174

Net investment income	$129,628,076	$43,864,435	$21,131,215

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2003

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$190,356,533	$430,467,386	$193,207,082

Expenses:
Investment adviser fee (Note 5)	24,888,238	55,719,778	24,844,895
Administrative personnel and services fee (Note 5)	9,357,978	20,950,637	9,341,681
Account administration fee--Trust Shares (Note 5)	--	2,908	--
Custodian fees	602,011	1,288,313	634,389
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	266,306	992,551	324,738
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	64,884	221,631	29,930
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	222,793	--	102,685
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	--	76	--
Directors'/Trustees' fees	91,379	180,027	73,545
Auditing fees	14,029	14,131	14,097
Portfolio accounting fees (Note 5)	792,909	1,736,986	827,672
Distribution services fees (Note 5)	--	2,908	--
Shareholder services fee--Institutional Shares (Note 5)	--	57,065,840	--
Shareholder services fee--Institutional Service Shares (Note 5)	5,771,430	12,580,975	2,485,394
Shareholder services fee--Institutional Capital Shares (Note 5)	2,444,559	--	1,116,110
Miscellaneous	177,655	260,123	72,010

TOTAL EXPENSES	44,694,171	151,016,884	39,867,146

Waivers (Note 5):
Waiver of investment adviser fee	(12,992,258)	(23,340,441)	(14,184,851)
Waiver of transfer and dividend disbursing agent fees and expenses	(281,183)	(938,900)	(264,641)
Waiver of shareholder services fee--Institutional Shares	--	(57,065,840)	--
Waiver of shareholder services fee--Institutional Capital Shares	(1,466,735)	--	(669,666)

TOTAL WAIVERS	(14,740,176)	(81,345,181)	(15,119,158)

Net expenses	29,953,995	69,671,703	24,747,988

Net investment income	160,402,538	360,795,683	168,459,094

Net realized loss on investments	--	(50,320)	--

Change in net assets resulting from operations	$160,402,538	$360,745,363	$168,459,094

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2003

	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$97,698,052	$178,042,755

Expenses:
Investment adviser fee (Note 5)	14,753,545	24,778,551
Administrative personnel and services fee (Note 5)	5,547,333	9,316,735
Account administration fee--Trust Shares (Note 5)	--	33,341
Custodian fees	312,315	545,464
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	320,630	437,921
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	111,202	392,449
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	--	44,812
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	--	1,894
Directors'/Trustees' fees	43,031	83,104
Auditing fees	11,801	12,428
Portfolio accounting fees (Note 5)	503,503	835,649
Distribution services fee--Trust shares (Note 5)	--	33,341
Shareholder services fee--Institutional Shares (Note 5)	13,650,472	15,298,559
Shareholder services fee--Institutional Service Shares (Note 5)	4,791,459	13,944,657
Shareholder services fee--Institutional Capital Shares (Note 5)	--	1,696,632
Miscellaneous	196,355	155,261

TOTAL EXPENSES	40,241,646	67,610,798

Waivers (Note 5):
Waiver of investment adviser fee	(6,320,573)	(10,488,439)
Waiver of transfer and dividend disbursing agent fees and expenses	(364,135)	(730,205)
Waiver of shareholder services fee--Institutional Shares	(13,650,472)	(15,298,559)
Waiver of shareholder services fee--Institutional Capital Shares	--	(1,017,979)

TOTAL WAIVERS	(20,335,180)	(27,535,182)

Net expenses	19,906,466	40,075,616

Net investment income	77,791,586	137,967,139

Net realized gain (loss) on investments	(128,147)	6,010,468

Change in net assets resulting from operations	$77,663,439	$143,977,607

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
Year Ended July 31	2003	2002	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$129,628,076	$234,781,689	$43,864,435	$92,662,280
Net realized gain on investments	--	--	--	2,489,396

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	129,628,076	234,781,689	43,864,435	95,151,676

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(90,565,887)	(156,559,486)	(22,018,652)	(47,926,602)
Institutional Service Shares	(39,038,453)	(78,222,203)	(21,844,038)	(44,735,678)
Trust Shares	(56,411)	--	--	--
Distributions from net realized gain on investments:
Institutional Shares	--	--	--	(1,253,684)
Institutional Service Shares	--	--	--	(1,235,712)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(129,660,751)	(234,781,689)	(43,862,690)	(95,151,676)

Share Transactions:
Proceeds from sale of shares	98,239,706,646	101,031,627,932	10,072,914,683	14,390,609,581
Net asset value of shares issued to shareholders in payment of distributions declared	57,103,613	103,627,969	7,414,578	18,651,304
Cost of shares redeemed	(99,681,105,891)	(100,046,041,219)	(10,620,435,099)	(14,766,981,751)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,384,295,632)	1,089,214,682	(540,105,838)	(357,720,866)

Change in net assets	(1,384,328,307)	1,089,214,682	(540,104,093)	(357,720,866)

Net Assets:
Beginning of period	11,201,119,095	10,111,904,413	4,058,344,719	4,416,065,585

End of period	$9,816,790,788	$11,201,119,095	$3,518,240,626	$4,058,344,719

Undistributed net investment income (distributions in excess of net investment income)	$(32,675)	--	$1,745	--

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
Year Ended July 31	2003	2002	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,131,215	$17,254,872	$160,402,538	$253,836,671

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,724,863)	(9,886,226)	(122,548,754)	(199,359,334)
Institutional Service Shares	(3,726,428)	(4,705,485)	(25,591,608)	(38,418,091)
Institutional Capital Shares	(3,676,475)	(2,663,161)	(12,335,152)	(16,059,246)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,127,766)	(17,254,872)	(160,475,514)	(253,836,671)

Share Transactions:
Proceeds from sale of shares	18,997,579,978	7,909,856,468	128,221,901,694	153,967,375,128
Net asset value of shares issued to shareholders in payment of distributions declared	14,548,169	10,611,983	75,526,229	124,926,029
Cost of shares redeemed	(18,035,479,190)	(7,526,264,570)	(126,866,415,180)	(150,448,920,391)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	976,648,957	394,203,881	1,431,012,743	3,643,380,766

Change in net assets	976,652,406	394,203,881	1,430,939,767	3,643,380,766

Net Assets:
Beginning of period	1,312,178,114	917,974,233	11,206,634,542	7,563,253,776

End of period	$2,288,830,520	$1,312,178,114	$12,637,574,309	$11,206,634,542

Undistributed net investment income (distributions in excess of net investment income)	$3,449	--	$(72,976)	--

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Obligations Fund		Prime Value Obligations Fund
Year Ended July 31	2003	2002	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$360,795,683	$543,236,490	$168,459,094	$225,250,729
Net realized gain (loss) on investments	(50,320)	--	--	--

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	360,745,363	543,236,490	168,459,094	225,250,729

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(305,075,227)	(429,266,428)	(151,308,243)	(189,697,784)
Institutional Service Shares	(55,792,411)	(113,970,062)	(11,449,910)	(22,703,257)
Trust Shares	(5,901)	--	(5,755,607)	(12,849,688)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(360,873,539)	(543,236,490)	(168,513,760)	(225,250,729)

Share Transactions:
Proceeds from sale of shares	323,618,675,910	333,120,087,255	127,462,509,841	104,759,765,450
Net asset value of shares issued to shareholders in payment of distributions declared	123,409,474	185,925,663	99,031,165	114,747,990
Cost of shares redeemed	(325,559,431,315)	(325,585,900,163)	(124,834,892,854)	(102,256,701,530)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,817,345,931)	7,720,112,755	2,726,648,152	2,617,811,910

Change in net assets	(1,817,474,107)	7,720,112,755	2,726,593,486	2,617,811,910

Net Assets:
Beginning of period	26,727,910,020	19,007,797,265	9,441,234,618	6,823,422,708

End of period	$24,910,435,913	$26,727,910,020	$12,167,828,104	$9,441,234,618

Distributions in excess of net investment income	$(77,856)	--	$(54,666)	--

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Tax-Free Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2003	2002	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$77,791,586	$91,544,755	$137,967,139	$248,624,639
Net realized gain (loss) on investments	(128,147)	(11,653)	6,010,468	8,025,200

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	77,663,439	91,533,102	143,977,607	256,649,839

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(61,082,210)	(67,139,963)	(75,975,299)	(134,326,103)
Institutional Service Shares	(16,786,836)	(24,411,683)	(52,902,837)	(102,443,164)
Institutional Capital Shares	--	--	(8,349,626)	(11,855,372)
Trust Shares	--	--	(54,805)	--
Distributions from net realized gain on investments
Institutional Shares	--	--	(2,968,014)	(4,151,811)
Institutional Service Shares	--	--	(2,738,135)	(3,482,070)
Institutional Capital Shares	--	--	(297,656)	(391,319)
Trust Shares	--	--	(6,663)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(77,869,046)	(91,551,646)	(143,293,035)	(256,649,839)

Share Transactions:
Proceeds from sale of shares	33,342,262,214	24,908,340,642	57,197,916,222	74,072,509,728
Net asset value of shares issued to shareholders in payment of distributions declared	25,362,945	16,908,031	33,042,401	55,563,872
Cost of shares redeemed	(32,511,080,737)	(22,355,684,693)	(59,159,947,836)	(72,487,425,246)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	856,544,422	2,569,563,980	(1,928,989,213)	1,640,648,354

Change in net assets	856,338,815	2,569,545,436	(1,928,304,641)	1,640,648,354

Net Assets:
Beginning of period	7,341,660,296	4,772,114,860	13,580,790,017	11,940,141,663

End of period	$8,197,999,111	$7,341,660,296	$11,652,485,376	$13,580,790,017

Undistributed net investment income (distributions in excess of net investment income)	$(13,943)	$63,517	$684,572	--

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective account administration, transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held by Prime Cash Obligations Fund at July 31, 2003 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$55,000,000

Additional information on each restricted illiquid security held by Prime Obligations Fund at July 31, 2003 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$119,000,000

URI Trust, (Series 2000-1)	12/18/2000	50,000,000

Additional information on each restricted illiquid security held by Prime Value Obligations Fund at July 31, 2003 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$45,000,000

URI Trust, (Series 2000-1)	12/18/2000	15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Government Obligations Fund
Year Ended July 31	2003			2002
Institutional Shares:	Shares		Amount	Shares	Amount
Shares sold	72,275,036,818		$72,275,036,818	76,364,753,763	$76,364,753,763
Shares issued to shareholders in payment of distributions declared	34,846,050		34,846,050	56,335,343	56,335,343
Shares redeemed	(73,524,081,090)		(73,524,081,090)	(75,708,316,994)	(75,708,316,994)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,214,198,222)		$(1,214,198,222)	712,772,112	$712,772,112

	Government Obligations Fund--continued
Year Ended July 31	2003			2002
Institutional Service Shares:	Shares		Amount	Shares	Amount
Shares sold	25,893,347,735		$25,893,347,735	24,666,874,169	$24,666,874,169
Shares issued to shareholders in payment of distributions declared	22,254,766		22,254,766	47,292,626	47,292,626
Shares redeemed	(26,114,785,028)		(26,114,785,028))	(24,337,724,225)	(24,337,724,225)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(199,182,527)		$(199,182,527)	376,442,570	$376,442,570

Period Ended July 31	2003[1]			2002
Trust Shares:	Shares		Amount	Shares	Amount
Shares sold	71,322,093		$71,322,093	--	--
Shares issued to shareholders in payment of distributions declared	2,797		2,797	--	--
Shares redeemed	(42,239,773)		(42,239,773)	--	--

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	29,085,117		$29,085,117	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,384,295,632)		$(1,384,295,632)	1,089,214,682	$1,089,214,682

	Government Obligations Tax-Managed Fund
Year Ended July 31	2003			2002
Institutional Shares:	Shares		Amount	Shares	Amount
Shares sold	5,082,286,702		$5,082,286,702	7,330,050,499	$7,330,050,499
Shares issued to shareholders in payment of distributions declared	2,860,976		2,860,976	6,989,801	6,989,801
Shares redeemed	(5,361,396,587)		(5,361,396,587)	(7,819,140,951)	(7,819,140,951)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(276,248,909)		$(276,248,909)	(482,100,651)	$(482,100,651)

	Government Obligations Tax-Managed Fund--continued
Year Ended July 31	2003			2002
Institutional Service Shares:	Shares		Amount	Shares	Amount
Shares sold	4,990,627,981		$4,990,627,981	7,060,559,082	$7,060,559,082
Shares issued to shareholders in payment of distributions declared	4,553,602		4,553,602	11,661,503	11,661,503
Shares redeemed	(5,259,038,512)		(5,259,038,512)	(6,947,840,800)	(6,947,840,800)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(263,856,929)		$(263,856,929)	124,379,785	$124,379,785

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(540,105,838)		$(540,105,838)	(357,720,866)	$(357,720,866)

	Municipal Obligations Fund
Year Ended July 31	2003			2002
Institutional Shares:	Shares		Amount	Shares	Amount
Shares sold	15,191,753,819		$15,191,737,048	4,938,827,777	$4,938,827,777
Shares issued to shareholders in payment of distributions declared	9,005,480		9,005,480	5,177,243	5,177,243
Shares redeemed	(14,487,048,685)		(14,487,048,685)	(4,478,435,349)	(4,478,435,349)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	713,710,614		$713,693,843	465,569,671	$465,569,671

Year Ended July 31	2003			2002
Institutional Service Shares:	Shares		Amount	Shares	Amount
Shares sold	1,442,471,051		$1,442,468,360	1,679,444,934	$1,679,444,934
Shares issued to shareholders in payment of distributions declared	2,685,307		2,685,307	3,219,887	3,219,887
Shares redeemed	(1,401,406,135)		(1,401,406,135)	(1,793,819,644)	(1,793,819,644)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	43,750,223		$43,747,532	(111,154,823)	$(111,154,823)

	Municipal Obligations Fund--continued
Year Ended July 31	2003			2002
Institutional Capital Shares:	Shares		Amount	Shares	Amount
Shares sold	2,363,374,440		$2,363,374,570	1,291,583,757	$1,291,583,757
Shares issued to shareholders in payment of distributions declared	2,857,382		2,857,382	2,214,853	2,214,853
Shares redeemed	(2,147,024,370)		(2,147,024,370)	(1,254,009,577)	(1,254,009,577)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	219,207,452		$219,207,582	39,789,033	$39,789,033

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	976,668,289		$976,648,957	394,203,881	$394,203,881

	Prime Cash Obligations Fund
Year Ended July 31	2003			2002
Institutional Shares:	Shares		Amount	Shares	Amount
Shares sold	101,999,312,557		$101,999,312,557	132,307,454,503	$132,307,454,503
Shares issued to shareholders in payment of distributions declared	57,019,865		57,019,865	98,262,791	98,262,791
Shares redeemed	(100,288,931,324)		(100,288,931,324)	(129,857,433,589)	(129,857,433,589)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,767,401,098		$1,767,401,098	2,548,283,705	$2,548,283,705

Year Ended July 31	2003			2002
Institutional Service Shares:	Shares		Amount	Shares	Amount
Shares sold	18,939,708,885		$18,939,708,885	12,920,570,119	$12,920,570,119
Shares issued to shareholders in payment of distributions declared	12,181,128		12,181,128	14,613,262	14,613,262
Shares redeemed	(19,083,421,512)		(19,083,421,512)	(12,218,687,776)	(12,218,687,776)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(131,531,499)		$(131,531,499)	716,495,605	$716,495,605

	Prime Cash Obligations Fund--continued
Year Ended July 31	2003			2002
Institutional Capital Shares:	Shares		Amount	Shares	Amount
Shares sold	7,282,880,252		$7,282,880,252	8,739,350,506	$8,739,350,506
Shares issued to shareholders in payment of distributions declared	6,325,236		6,325,236	12,049,976	12,049,976
Shares redeemed	(7,494,062,344)		(7,494,062,344)	(8,372,799,026)	(8,372,799,026)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(204,856,856)		$(204,856,856)	378,601,456	$378,601,456

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,431,012,743		$1,431,012,743	3,643,380,766	$3,643,380,766

	Prime Obligations Fund
Year Ended July 31	2003			2002
Institutional Shares:	Shares		Amount	Shares	Amount
Shares sold	279,223,095,820		$279,223,096,367	286,318,262,945	$286,318,262,945
Shares issued to shareholders in payment of distributions declared	102,357,245		102,357,245	140,807,743	140,807,743
Shares redeemed	(279,922,531,646)		(279,922,531,648)	(279,312,017,706)	(279,312,017,706)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(597,078,581)		$(597,078,036)	7,147,052,982	$7,147,052,982

Year Ended July 31	2003			2002
Institutional Service Shares:	Shares		Amount	Shares	Amount
Shares sold	44,370,762,948		$44,370,762,948	46,801,824,310	$$46,801,824,310
Shares issued to shareholders in payment of distributions declared	21,046,328		21,046,328	45,117,920	45,117,920
Shares redeemed	(45,623,236,180)		(45,623,236,180)	(46,273,882,457)	(46,273,882,457)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,231,426,904)		$(1,231,426,904)	573,059,773	$573,059,773

	Prime Obligations Fund--continued
Period Ended July 31	2003[1]			2002
Trust Shares:	Shares		Amount	Shares	Amount
Shares sold	24,816,595		$24,816,595	--	--
Shares issued to shareholders in payment of distributions declared	5,901		5,901	--	--
Shares redeemed	(13,663,487)		(13,663,487)	--	--

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	11,159,009		$11,159,009	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,817,346,476)		$(1,817,345,931)	7,720,112,755	$7,720,112,755

	Prime Value Obligations Fund
Year Ended July 31	2003			2002
Institutional Shares:	Shares		Amount	Shares	Amount
Shares sold	118,134,722,935		$118,134,722,935	82,300,608,192	$82,300,608,192
Shares issued to shareholders in payment of distributions declared	87,371,190		87,371,190	90,635,173	90,635,173
Shares redeemed	(115,778,897,562)		(115,778,897,562)	(79,819,118,991)	(79,819,118,991)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,443,196,563		$2,443,196,563	2,572,124,374	$2,572,124,374

Year Ended July 31	2003			2002
Institutional Service Shares:	Shares		Amount	Shares	Amount
Shares sold	6,742,428,046		$6,742,428,046	16,109,745,774	$16,109,745,774
Shares issued to shareholders in payment of distributions declared	7,606,098		7,606,098	15,633,213	15,633,213
Shares redeemed	(6,347,475,596)		(6,347,475,596)	(16,140,535,466)	(16,140,535,466)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	402,558,548		$402,558,548	(15,156,479)	$(15,156,479)

	Prime Value Obligations Fund--continued
Year Ended July 31	2003			2002
Institutional Capital Shares:	Shares		Amount	Shares	Amount
Shares sold	2,585,358,860		$2,585,358,860	6,349,411,484	$6,349,411,484
Shares issued to shareholders in payment of distributions declared	4,053,877		4,053,877	8,479,604	8,479,604
Shares redeemed	(2,708,519,696)		(2,708,519,696)	(6,297,047,073)	(6,297,047,073)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(119,106,959)	$	$(119,106,959)	60,844,015	$60,844,015

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,726,648,152		$2,726,648,152	2,617,811,910	$2,617,811,910

	Tax--Free Obligations Fund
Year Ended July 31	2003			2002
Institutional Shares:	Shares		Amount	Shares	Amount
Shares sold	27,915,281,318		$27,915,281,426	19,017,611,664	$19,017,611,664
Shares issued to shareholders in payment of distributions declared	22,155,356		22,155,356	12,458,763	12,458,763
Shares redeemed	(27,059,078,821)		(27,059,078,821)	(17,051,670,393)	(17,051,670,393)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	878,357,853		$878,357,961	1,978,400,034	$1,978,400,034

Year Ended July 31	2003			2002
Institutional Service Shares:	Shares		Amount	Shares	Amount
Shares sold	5,426,980,538		$5,426,980,538	5,890,728,978	$5,890,728,978
Shares issued to shareholders in payment of distributions declared	3,207,589		3,207,589	4,449,268	4,449,268
Shares redeemed	(5,452,001,913)		(5,452,001,913)	(5,304,014,300)	(5,304,014,300)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(21,813,786)		$(21,813,786)	591,163,946	$591,163,946

	Tax--Free Obligations Fund--continued
Period Ended July 31	2003[1]			2002
Trust Shares:	Shares		Amount	Shares	Amount
Shares sold	250		$250	--	--
Shares issued to shareholders in payment of distributions declared	--		--	--	--
Shares redeemed	(3)		(3)	--	--

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	247		$247	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	856,544,314		$856,544,422	2,569,563,980	$2,569,563,980

	Treasury Obligations Fund
Year Ended July 31	2003			2002
Institutional Shares:	Shares		Amount	Shares	Amount
Shares sold	28,132,870,947		$28,132,870,947	43,687,664,748	$43,687,664,748
Shares issued to shareholders in payment of distributions declared	20,554,019		20,554,019	33,628,409	33,628,409
Shares redeemed	(30,552,342,241)		(30,552,342,241)	(42,246,845,789)	(42,246,845,789)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,398,917,275)		$(2,398,917,275)	1,474,447,368	$1,474,447,368

Year Ended July 31	2003			2002
Institutional Service Shares:	Shares		Amount	Shares	Amount
Shares sold	25,065,514,163		$$25,065,514,163	25,072,347,473	$25,072,347,473
Shares issued to shareholders in payment of distributions declared	10,727,533		10,727,533	20,481,062	20,481,062
Shares redeemed	(24,825,639,909)		(24,825,639,909)	(24,892,757,603)	(24,892,757,603)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	250,601,787		$250,601,787	200,070,932	$200,070,932

	Treasury Obligations Fund--continued
Year Ended July 31	2003			2002
Institutional Capital Shares:	Shares		Amount	Shares	Amount
Shares sold	3,768,691,012		$3,768,691,012	5,312,497,507	$5,312,497,507
Shares issued to shareholders in payment of distributions declared	1,748,270		1,748,270	1,454,401	1,454,401
Shares redeemed	(3,724,560,112)		(3,724,560,112)	(5,347,821,854)	(5,347,821,854)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	45,879,170		$45,879,170	(33,869,946)	$(33,869,946)

Period Ended July 31	2003[1]			2002
Trust Shares:	Shares		Amount	Shares	Amount
Shares sold	230,840,100		$230,840,100	--	--
Shares issued to shareholders in payment of distributions declared	12,579		12,579	--	--
Shares redeemed	(57,405,574)		(57,405,574)	--	--

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	173,447,105		$173,447,105	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,928,989,213)		$(1,928,989,213)	1,640,648,354	$1,640,648,354

1 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and 2002, was as follows:

	2003			2002
Fund	Tax-Exempt Income	Ordinary Income	[1]	Tax-Exempt Income	Ordinary Income	[1]
Government Obligations Fund	$ --	$129,660,751		$ --	$234,781,689

Government Obligations Tax-Managed Fund	--	43,862,690		--	95,151,676

Municipal Obligations Fund	21,127,766	--		17,254,872	--

Prime Cash Obligations Fund	--	160,475,514		--	253,836,671

Prime Obligations Fund	--	360,873,539		--	543,236,490

Prime Value Obligations Fund	--	168,513,760		--	225,250,729

Tax-Free Obligations Fund	77,869,046	--		91,551,646	--

Treasury Obligations Fund	--	143,293,035		--	256,649,839

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward
Government Obligations Fund	$ --	$3,680,829	$ --

Government Obligations Tax-Managed Fund	--	1,683,435	--

Municipal Obligations Fund	285,084	--	850

Prime Cash Obligations Fund	--	6,637,066	--

Prime Obligations Fund	--	13,406,937	6,788

Prime Value Obligations Fund	--	3,272,472	--

Tax-Free Obligations Fund	2,431,290	--	144,417

Treasury Obligations Fund	--	5,924,704	--

At July 31, 2003, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward To Expire in 2006	Capital Loss Carryforward To Expire in 2007	Capital Loss Carryforward To Expire in 2009	Capital Loss Carryforward To Expire in 2010	Capital Loss Carryforward To Expire in 2011	Total Capital Loss Carryforward
Municipal Obligations Fund	$646	--	--	--	$ 204	$ 850

Prime Obligations Fund	--	--	--	--	$ 6,788	$ 6,788

Tax-Free Obligations Fund	--	$797	$3,820	$11,653	$128,147	$144,417

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2003, for federal income tax purposes, post October losses as follow were deferred to August 1, 2003:

Fund	Post-October Losses
Municipal Obligations Fund	$18,481

Prime Obligations Fund	43,532

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Account Administration Fee

The Funds' Trust shares pay Federated Shareholder Services Company ("FSSC") an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for facilitating the sale of the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of their Trust Shares to finance activities intended to result in the sale of their Trust Shares. The Plan provides that Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares will pay FSSC up to 0.25% of average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2003, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2003, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$4,331,964,000	$5,298,018,000

Tax-Free Obligations Fund	$9,434,506,850	$6,811,962,680

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, GOVERNMENT OBLIGATIONS TAX-MANAGED FUND, MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND, TAX-FREE OBLIGATIONS FUND AND TREASURY OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2003, the results of their operations, the changes in its net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises is 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principle.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge, and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N625 Cusip 60934N203
Cusip 60934N807 Cusip 60934N617 Cusip 60934N708
Cusip 60934N856 Cusip 60934N583 Cusip 60934N500
Cusip 60934N849 Cusip 60934N575 Cusip 60934N872
Cusip 60934N658 Cusip 60934N401
Cusip 60934N641 Cusip 60934N880

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

25716 (9/03)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

Trust Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2003[3]	$1.00	0.003	--		0.003	(0.003)	--

Prime Obligations Fund

July 31, 2003[3]	$1.00	0.003	(0.000)[5]		0.003	(0.003)	--

Treasury Obligations Fund

July 31, 2003[3]	$1.00	0.003	0.000	[5]	0.003	(0.003)	(0.000)[5]

Tax-Free Obligations Fund

July 31, 2003[3]	$1.00	0.002	--		0.002	(0.002)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4 Computed on an annualized basis.

5 Represents less than $0.001.

6 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 Omitted)

(0.003)	$1.00	0.25%	0.70%[4]	0.55%[4]	0.09 [4]	$29,085

(0.003)	$1.00	0.29%	0.70%[4]	0.54%[4]	0.09%[4]	$11,159

(0.003)	$1.00	0.25%	0.70%[4]	0.43%[4]	0.09%[4]	$173,447

(0.002)	$1.00	0.22%	0.70%[4]	1.41%[4]	0.09%[4]	$0	[6]

Portfolio of Investments
Government Obligations Fund

July 31, 2003

Principal Amount			Value
		GOVERNMENT AGENCIES--58.7%
$163,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.993% - 1.000%, 8/4/2003 - 8/7/2003	$162,965,315
196,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.150% - 1.230%, 8/12/2003 - 11/7/2003	195,683,433
908,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.885% - 0.990%, 8/2/2003 - 10/7/2003	908,323,789
390,300,000		Federal Home Loan Bank System Notes, 1.250% - 3.750%, 8/11/2003 - 7/2/2004	390,732,464
750,889,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.050% - 1.240%, 8/14/2003 - 11/21/2003	749,596,475
174,000,000		Federal Home Loan Mortgage Corp. Notes, 3.750% - 6.375%, 11/15/2003 - 4/15/2004	176,578,658
1,291,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.890% - 1.240%, 8/6/2003 - 1/14/2004	1,288,465,974
1,081,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.868% -1.040%, 8/18/2003 - 10/28/2003	1,080,730,443
394,100,000		Federal National Mortgage Association Notes, 1.250% - 5.125%, 2/13/2004 - 8/30/2004	395,523,680
360,993,500	[1]	Housing and Urban Development Floating Rate Notes, 1.314%, 8/1/2003	360,993,500
50,000,000	[1]	Student Loan Marketing Association Floating Rate Notes, 0.940%, 10/25/2003	49,991,688

		TOTAL GOVERNMENT AGENCIES	5,759,585,419

		REPURCHASE AGREEMENTS--43.7%
50,000,000		Interest in $800,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.070%, dated 7/31/2003, to be repurchased at $50,001,486 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	50,000,000
78,000,000	[3]	Interest in $190,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 7/28/2003, to be repurchased at $78,156,975 on 10/6/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	78,000,000
150,000,000		Interest in $400,000,000 joint repurchase agreement with Bank of America LLC., 1.070%, dated 7/31/2003, to be repurchased at $150,004,458 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/28/2003	150,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$200,000,000		Interest in $600,000,000 joint repurchase agreement with Bank of America LLC, 1.140%, dated 7/31/2003, to be repurchased at $200,006,333 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033	$200,000,000
100,000,000		Interest in $300,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.070%, dated 7/31/2003, to be repurchased at $100,002,972 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2010	100,000,000
86,209,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $86,211,562 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	86,209,000
150,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.070%, dated 7/31/2003, to be repurchased at $150,004,458 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	150,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.140% dated 7/31/2003, to be repurchased at $500,015,833 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	500,000,000
400,000,000		Interest in $1,000,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.140%, dated 7/31/2003, to be repurchased at $400,012,667 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2033	400,000,000
277,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.030%, dated 7/17/2003, to be repurchased at $277,253,609 on 8/18/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2008	277,000,000
150,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $150,004,458 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2027	150,000,000
35,000,000		Interest in $175,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.920%, dated 7/31/2003, to be repurchased at $35,000,894 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/28/2008	35,000,000
300,000,000		Interest in $600,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.120%, dated 7/31/2003, to be repurchased at $300,009,333 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	300,000,000
419,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.130%, dated 7/31/2003, to be repurchased at $419,013,152 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2033	419,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$75,000,000		Interest in $250,000,000 joint repurchase agreement with Societe Generale, London, 1.010%, dated 7/31/2003, to be repurchased at $75,002,104 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	$75,000,000
290,000,000		Interest in $300,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.120%, dated 7/31/2003, to be repurchased at $290,009,022 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/13/2004	290,000,000
125,000,000		Interest in $175,000,000 joint repurchase agreement with UBS Warburg LLC, 0.920%, dated 7/31/2003, to be repurchased at $125,003,194 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/21/2018	125,000,000
305,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.030%, dated 7/14/2003, to be repurchased at $305,314,150 on 8/19/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	305,000,000
150,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $150,004,708 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	150,000,000
450,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $450,014,125 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	450,000,000

		TOTAL REPURCHASE AGREEMENTS	4,290,209,000

		TOTAL INVESTMENTS--102.4% (AT AMORTIZED COST)[4]	10,049,794,419

		OTHER ASSETS AND LIABILITIES - NET--(2.4)%	(233,003,631)

		TOTAL NET ASSETS--100%	$9,816,790,788

1 Current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Obligations Fund

July 31, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--0.9%
$7,461,341		Capital One Auto Finance Trust 2002-C, Class A1, 1.435%, 12/15/2003	$7,461,341
14,009,352		Household Automotive Trust 2003-1, Class A1, 1.240%, 5/17/2004	14,009,352
23,984,666		Nissan Auto Receivables Owner Trust 2003-A, Class A1, 1.300%, .3/15/2004	23,984,666
44,229,388		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.169%, 6/15/2004	44,229,388
4,858,014		Regions Auto Receivables Trust 2003-1, Class A1, 1.191%, 3/15/2004	4,858,014
45,609,907		Triad Automobile Receivables Trust 2003-A, Class A1, 1.250%, 4/12/2004	45,609,907
12,807,569		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	12,807,569
19,212,693		WFS Financial Owner Trust 2003-1, Class A1, 1.310%, 2/20/2004	19,213,482
57,582,503		WFS Financial Owner Trust 2003-2, Class A1, 1.260%, 6/14/2004	57,582,503

		TOTAL	229,756,222

		Finance - Equipment--0.1%
655,657		Bank of America Lease Equipment Trust 2002-A, Class A1, 1.439%, 12/22/2003	655,657
13,397,834		CNH Equipment Trust 2002-B, Class A1, 1.406%, 12/9/2003	13,397,834

		TOTAL	14,053,491

		Insurance--0.1%
21,000,000		Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.080%, 8/16/2004	21,000,000

		TOTAL ASSET-BACKED SECURITIES	264,809,713

		BANK NOTES--0.9%
		Banking--0.9%
125,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 9/2/2003 - 9/3/2003	124,878,983
100,000,000		Standard Federal Bank, N.A., 1.050%, 8/8/2003	100,000,000

		TOTAL BANK NOTES	224,878,983

		CERTIFICATES OF DEPOSIT--12.6%
		Banking--12.6%
362,000,000		Abbey National Treasury Services, PLC, 1.345% - 1.831%, 10/17/2003 - 4/19/2004	362,000,458
525,000,000		BNP Paribas SA, 1.152% - 1.340%, 3/3/2004 - 7/26/2004	524,972,025
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$120,000,000		Barclays Bank PLC, 0.890%, 12/22/2003	$120,004,745
25,000,000		Canadian Imperial Bank of Commerce, 1.295%, 8/11/2003	25,000,000
70,000,000		Citibank N.A., New York, 0.960%, 9/19/2003	70,000,000
267,000,000		Credit Agricole Indosuez, 1.246% - 1.335%, 4/26/2004 - 8/4/2004	266,976,530
250,000,000		Credit Suisse First Boston, 1.040% - 1.050%, 8/11/2003 - 10/14/2003	250,000,512
100,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.166% - 1.395%, 8/5/2003 - 6/28/2004	100,000,000
116,000,000		Regions Bank, Alabama, 0.900% - 1.256%, 12/22/2003 - 8/31/2004	116,000,000
100,000,000		Royal Bank of Canada, Montreal, 1.802%, 10/6/2003	99,957,501
812,000,000		Svenska Handelsbanken, Stockholm, 0.920% - 1.841%, 8/7/2003 - 4/13/2004	812,028,206
404,000,000		Toronto Dominion Bank, 0.900% - 0.990%, 9/18/2003 - 11/12/2003	404,080,220

		TOTAL CERTIFICATES OF DEPOSIT	3,151,020,197

		COLLATERALIZED LOAN AGREEMENTS--8.9%
		Banking--5.1%
1,275,000,000		CDC Financial Products, Inc., 1.175% - 1.225%, 8/1/2003	1,275,000,000

		Brokerage--3.8%
945,000,000		Citigroup Global Markets, Inc., 1.175% - 1.225%, 8/1/2003	945,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,220,000,000

		COMMERCIAL PAPER--21.5%[1]
		Banking--6.8%
15,030,000		Benedictine Health System, (Harris Trust & Savings Bank, Chicago LOC), 0.952%, 9/3/2003	15,016,911
324,664,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.043% - 1.268%, 8/11/2003 - 10/29/2003	324,205,405
100,000,000		Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial Bank of Commerce), 1.234%, 8/7/2003	99,979,500
77,500,000		Citicorp, 1.051%, 9/10/2003	77,409,583
103,839,000		Fountain Square Commercial Funding Corp., 1.053% - 1.244%, 8/1/2003 - 10/23/2003	103,657,438
96,680,000		Ivory Funding Corp., 1.051%, 8/20/2003 - 8/22/2003	96,623,507
175,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.217%, 10/7/2003	174,605,910
97,696,000		Kitty Hawk Funding Corp., 1.061%, 8/11/2003	97,667,234
230,309,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 0.993% - 1.254%, 8/12/2003 - 1/14/2004	229,884,861
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Banking--continued
$17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.075% - 1.253%, 8/7/2003 - 9/10/2003	$17,945,000
25,041,000		Old Slip Funding Corp., (Bank of New York Swap Agreement), 1.063%, 9/29/2003	24,997,498
430,853,000		Tulip Funding Corp., 1.050% - 1.063%, 8/5/2003 - 9/29/2003	430,768,644

		TOTAL	1,692,761,491

		Finance - Automotive--1.9%
140,000,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 1.042% - 1.043%, 9/10/2003 - 10/17/2003	139,732,778
145,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.952% - 1.278%, 8/8/2003 - 9/17/2003	145,428,054
175,000,000		New Center Asset Trust, A1/P1 Series, 1.268% - 1.278%, 8/14/2003 - 8/28/2003	174,907,583

		TOTAL	460,068,415

		Finance - Commercial--7.9%
461,105,000		Compass Securitization LLC, 0.952% - 1.053%, 8/18/2003 - 10/10/2003	460,636,270
396,170,000		Edison Asset Securitization LLC, 0.904% - 1.278%, 8/4/2003 - 12/8/2003	395,684,957
100,000,000		Eureka Securitization Inc., 0.962%, 9/15/2003	99,880,000
42,000,000		General Electric Capital Corp., 0.952%, 9/4/2003	41,962,317
784,300,000		Paradigm Funding LLC, 0.951% - 1.202%, 8/5/2003 - 10/15/2003	783,508,576
179,000,000		Yorktown Capital LLC, 0.952% - 1.043%, 9/17/2003 - 10/14/2003	178,684,650

		TOTAL	1,960,356,770

		Finance - Retail--2.3%
85,000,000		Asset Securitization Cooperative Corp., 0.972%, 8/22/2003	84,951,904
14,939,000		Jupiter Securitization Corp., 1.268%, 8/18/2003	14,930,111
96,000,000		Park Avenue Receivables Corp., 1.122%, 8/13/2003	95,964,160
385,958,000		Sheffield Receivables Corp., 1.051% - 1.103%, 8/25/2003 - 9/10/2003	385,673,924

		TOTAL	581,520,099

		Finance - Securities--2.1%
100,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 0.903% - 1.053%, 10/24/2003 - 11/3/2003	99,760,000
423,000,000		Galaxy Funding Inc., 0.932% - 1.243%, 8/12/2003 - 9/22/2003	422,551,142
10,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.043%, 10/15/2003	9,978,333

		TOTAL	532,289,475

		Retail--0.5%
129,489,000		Home Depot, Inc., 0.924% - 0.934%, 12/16/2003	129,032,524

		TOTAL COMMERCIAL PAPER	5,356,028,774

Principal Amount			Value
		CORPORATE BONDS--0.1%
		Banking--0.1%
$5,060,000		Australia & New Zealand Banking Group, Melbourne, 6.250%, 2/1/2004	$5,181,095

		Finance - Commercial--0.0%
3,500,000		General Electric Capital Corp., 5.375%, 4/23/2004	3,599,754

		Finance - Retail--0.0%
5,000,000		Associates Corp. of North America, 5.750%, 10/15/2003	5,045,148

		TOTAL CORPORATE BONDS	13,825,997

		CORPORATE NOTES--9.0%
		Brokerage--6.1%
1,242,000,000		Goldman Sachs Group, Inc., 1.110% - 1.360%, 8/1/2003 - 11/6/2003	1,242,000,000
280,000,000		Merrill Lynch & Co., Inc., 1.275%, 8/1/2003	280,000,000

		TOTAL	1,522,000,000

		Finance - Securities--2.4%
185,500,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.355% - 1.905%, 10/20/2003 - 4/22/2004	185,500,000
300,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.600% - 2.000%, 10/10/2003 - 8/16/2004	300,000,000
110,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290% - 1.945%, 10/23/2003 - 4/13/2004	109,997,224

		TOTAL	595,497,224

		Insurance--0.0%
8,800,000		Premium Asset Trust, (Guaranteed by GE Capital Assurance Co.), 5.250%, 7/19/2004	9,137,726

		Telecommunications--0.5%
125,000,000		SBC Communications, Inc., 4.180%, 6/5/2004	128,082,613

		TOTAL CORPORATE NOTES	2,254,717,563

		GOVERNMENT AGENCIES--4.3%
		Government Agency--4.3%
578,000,000		Federal Home Loan Bank System, 1.250% - 4.875%, 3/8/2004 - 7/2/2004	578,933,692
107,535,000		Federal Home Loan Mortgage Corp., 3.750% - 5.250%, 1/15/2004 - 4/15/2004	109,490,302
374,181,000		Federal National Mortgage Association, 1.300% - 5.125%, 2/13/2004 - 8/31/2004	377,664,300

		TOTAL GOVERNMENT AGENCIES	1,066,088,294

Principal Amount			Value
		LOAN PARTICIPATION--0.2%
		Finance - Commercial--0.2%
$39,300,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	$39,300,000

		NOTES - VARIABLE--35.6%[2]
		Banking--14.4%
9,900,000		215 Jane Investors LLC, (Fleet National Bank LOC), 1.200%, 8/6/2003	9,900,000
5,500,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 1.200%, 8/7/2003	5,500,000
2,545,000		550 West 14th Place, (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 1.200%, 8/7/2003	2,545,000
11,275,000		Active Living of Glenview LLC, (Series 1998), (U.S. Bank N.A., Cincinnati LOC), 1.180%, 8/6/2003	11,275,000
5,165,000		Adena Health System, Adena Health System Project (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.200%, 8/7/2003	5,165,000
3,290,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	3,290,000
5,000,000		Alabama Paper Products LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,000,000
2,715,000		Alabama State IDA, (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 1.120%, 8/7/2003	2,715,000
4,585,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.200%, 8/7/2003	4,585,000
1,545,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham LOC), 1.240%, 8/7/2003	1,545,000
6,390,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 1.120%, 8/7/2003	6,390,000
38,700,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	38,700,000
13,255,000		American Self Storage Corp., Series 2002, (U.S. Bank NA, Cincinnati LOC), 1.150%, 8/7/2003	13,255,000
8,550,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 1.200%, 8/7/2003	8,550,000
6,820,000		Arrow N.A., Inc., (Bank of America N.A. LOC), 1.166%, 8/7/2003	6,820,000
12,000,000		Association of American Medical Colleges, (Insured by AMBAC Financial Group, Inc., Guaranteed by J.P. Morgan Chase Bank), 1.120%, 8/7/2003	12,000,000
5,000,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 1.200%, 8/7/2003	5,000,000
6,050,000		Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	6,050,000
73,000,000		Bank of New York Co., Inc., 1.090%, 8/27/2003	73,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$165,000,000		Barclays Bank PLC, 1.035%, 8/28/2003	$164,969,834
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 1.180%, 8/7/2003	4,000,000
9,280,000		Bear Creek School, (Key Bank, N.A. LOC), 1.200%, 8/7/2003	9,280,000
9,230,000		Berks County, PA IDA, (Wachovia Bank N.A. LOC), 1.170%, 8/6/2003	9,230,000
9,800,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 1.200%, 8/6/2003	9,800,000
6,140,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 1.200%, 8/6/2003	6,140,000
316,000,000		Blue Heron Funding III, Inc, Series 3A, (Guaranteed by WestLB AG), 1.110%, 8/29/2003	316,000,000
295,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 8/26/2003	295,000,000
30,000,000		Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by WestLB AG), 1.110%, 8/21/2003	30,000,000
1,457,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,457,790
9,555,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	9,555,000
11,500,000		Briarcliff Development Co., Series 2002, (Federal Home Loan Bank of Topeka LOC), 1.150%, 8/7/2003	11,500,000
2,135,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	2,135,000
17,385,000		Brooksby Village, Inc., Series 2002, (Lasalle Bank, N.A. LOC), 1.200%, 8/7/2003	17,385,000
9,904,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	9,904,000
12,527,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	12,527,000
12,977,000		Capital One Funding Corp., (Bank One, Illinois N.A. LOC), 1.150%, 8/7/2003	12,977,000
21,155,000		Capital One Funding Corp., (Bank One, Illinois N.A. LOC), 1.150%, 8/7/2003	21,155,000
22,185,000		Capital One Funding Corp., (Bank One, Kentucky LOC), 1.150%, 8/7/2003	22,185,000
5,071,000		Capital One Funding Corp., (Series 1998-C), (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	5,071,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$19,520,000		Capital One Funding Corp., (Series 1999-A), (Bank One, Kentucky LOC), 1.150%, 8/7/2003	$19,520,000
11,103,000		Capital One Funding Corp., (Series 1999-B), (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	11,103,000
888,000		Capital One Funding Corp., Series 1994-A, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	888,000
15,563,000		Capital One Funding Corp., Series 1994-C, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	15,563,000
1,419,000		Capital One Funding Corp., Series 1994-D, (Bank One, Kentucky LOC), 1.150%, 8/7/2003	1,419,000
4,888,000		Capital One Funding Corp., Series 1995-B, (Bank One, Kentucky LOC), 1.150%, 8/7/2003	4,888,000
15,377,000		Capital One Funding Corp., Series 1995-F, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	15,377,000
6,170,000		Capital One Funding Corp., Series 1996-H, (Bank One, West Virginia N.A. LOC), 1.150%, 8/7/2003	6,170,000
620,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	620,000
1,725,000		Chandler, AZ IDA, South Bay Circuits IMR, Series 1999B, (Comerica Bank LOC), 1.280%, 8/7/2003	1,725,000
7,045,000		Cincinnati Bible College and Seminary, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 8/7/2003	7,045,000
5,350,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 1.250%, 8/7/2003	5,350,000
962,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	962,337
4,840,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 1.200%, 8/7/2003	4,840,000
925,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (Bank One, Colorado LOC), 1.150%, 8/7/2003	925,000
2,270,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 1.100%, 8/6/2003	2,270,000
35,000,000		Cook County, IL, Series 2002 A, 1.150%, 8/6/2003	35,000,000
7,730,000		Crane Plastics Siding LLC, Series 2000, (Bank One N.A. (Chicago) LOC), 1.166%, 8/7/2003	7,730,000
5,590,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.216%, 8/7/2003	5,590,000
12,240,000		Cunat Capital Corp., (U.S. Bank N.A., Cincinnati LOC), 1.100%, 8/7/2003	12,240,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,890,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	$4,890,000
15,300,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.120%, 8/7/2003	15,300,000
3,510,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 1.216%, 8/7/2003	3,510,000
3,395,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 1.170%, 8/6/2003	3,395,000
515,000		Douglas County, GA Development Authority, Heritage Bag Project (Series 1998-B), (Wachovia Bank N.A. LOC), 1.120%, 8/7/2003	515,000
2,800,000		EPCO Carbondioxide Products, Inc., Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.120%, 8/7/2003	2,800,000
8,960,000		Eagle Tool and Machine, (Bank One N.A. (Chicago) LOC), 1.150%, 8/7/2003	8,960,000
6,670,000		Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.115%, 8/7/2003	6,670,000
9,300,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.250%, 8/7/2003	9,300,000
11,250,000		Faison-City Plaza LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	11,250,000
2,300,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 1.140%, 8/7/2003	2,300,000
15,130,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.200%, 8/7/2003	15,130,000
15,000,000		Garlands of Barrington Lenders, Inc., Series 2002-A, (Bank One N.A. (Chicago) LOC), 1.150%, 8/7/2003	15,000,000
20,000,000		Garlands of Barrington Lenders, Inc., Series 2002-B, (Bank One N.A. (Chicago) LOC), 1.150%, 8/7/2003	20,000,000
15,000,000		Garlands of Barrington Lenders, Inc., Series 2002-C, (Bank One N.A. (Chicago) LOC), 1.150%, 8/7/2003	15,000,000
1,350,000		Gerken Materials, Inc., Series 1995, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,350,000
1,790,000		Gerken Materials, Inc., Series 1997, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,790,000
5,325,000		Grand Aire Express, Inc., Series 1997, (National City Bank, Ohio LOC), 1.140%, 8/7/2003	5,325,000
24,600,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/6/2003	24,600,000
12,825,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank N.A., Cincinnati LOC), 1.100%, 8/6/2003	12,825,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,655,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	$1,655,000
6,215,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	6,215,000
144,000,000		HBOS Treasury Services PLC, 1.130%, 8/19/2003	144,101,290
350,000,000		HBOS Treasury Services PLC, 1.270%, 9/5/2003	350,000,000
215,000,000		HBOS Treasury Services PLC, 1.280%, 8/20/2003	215,000,000
10,365,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.300%, 8/7/2003	10,365,000
7,245,000		Harvey A. Tolson, (U.S. Bank N.A., Cincinnati LOC), 1.200%, 8/7/2003	7,245,000
19,045,000		Healthcare Funding LLC, Series 1998 A, (National City Bank, Michigan/Illinois LOC), 1.110%, 8/7/2003	19,045,000
10,950,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	10,950,000
3,790,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 1.240%, 8/7/2003	3,790,000
48,000,000		Huntington National Bank, Columbus, OH, 1.380%, 8/15/2003	48,001,922
4,150,000		J.P. Plymouth Properties LLC, (Series 1999), (Standard Federal Bank, N.A. LOC), 1.200%, 8/6/2003	4,150,000
6,835,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	6,835,000
3,630,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.220%, 8/6/2003	3,630,000
2,085,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 1.220%, 8/6/2003	2,085,000
1,095,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.200%, 8/7/2003	1,095,000
5,165,000		Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 1.200%, 8/6/2003	5,165,000
119,000,000	[3]	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.170%, 9/29/2003	119,000,000
53,700,000		MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	53,700,000
5,320,000		Mack Industries, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	5,320,000
515,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (Bank One, Wisconsin N.A. LOC), 1.250%, 8/7/2003	515,000
12,740,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 1.250%, 8/5/2003	12,740,000
20,210,000		Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank LOC), 1.150%, 8/6/2003	20,210,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$5,250,000		Massachusetts HEFA, (Comerica Bank LOC), 1.300%, 8/7/2003	$5,250,000
1,360,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.210%, 8/7/2003	1,360,000
1,655,000		Midwest Funding Corp., Series 1991 A Class A-1, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	1,655,000
362,000		Midwest Funding Corp., Series 1991-C, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	362,000
2,185,000		Midwest Funding Corp., Series 1992-B, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	2,185,000
1,004,000		Midwest Funding Corp., Series 1992-C, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	1,004,000
13,185,000		Milo C. Ritton and Superior Petroleum Co., Series 2002, (National City Bank, Pennsylvania LOC), 1.140%, 8/7/2003	13,185,000
9,400,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 1.120%, 8/7/2003	9,400,000
6,800,000		Mississippi Business Finance Corp., Choctaw Foods, Inc., (Rabobank Nederland, Utrecht LOC), 1.100%, 8/6/2003	6,800,000
6,000,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank N.A., Birmingham LOC), 1.150%, 8/7/2003	6,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.030%, 8/7/2003	10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	17,000,000
12,565,000		North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 1.200%, 8/7/2003	12,565,000
45,760,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	45,760,000
4,144,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.266%, 8/7/2003	4,144,000
1,035,000		Oceana County Freezer Storage, Inc., SERIES 1999, (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	1,035,000
12,230,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 1.200%, 8/7/2003	12,230,000
1,495,000		PV Communications, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 1.216%, 8/7/2003	1,495,000
1,715,000		Pepin Distributing Co., (Wachovia Bank N.A. LOC), 1.100%, 8/7/2003	1,715,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 1.300%, 8/6/2003	6,650,000
6,320,000		Portsmouth, VA IDA, (Bank of America N.A. LOC), 1.200%, 8/6/2003	6,320,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,580,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	$1,580,000
2,420,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	2,420,000
5,680,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	5,680,000
9,840,000		Rollins College, Series 1998, (SunTrust Bank LOC), 1.100%, 8/6/2003	9,840,000
9,550,000		Rooker, J.W., (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	9,550,000
21,680,000		SGM Funding Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	21,680,000
25,200,000		SGM Funding Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/7/2003	25,200,000
35,000,000		Santa Rosa, CA, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.200%, 8/7/2003	35,000,000
1,360,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.150%, 8/6/2003	1,360,000
2,750,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.150%, 8/6/2003	2,750,000
3,081,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	3,081,000
5,430,000		Shephard Capital LLC, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 8/6/2003	5,430,000
8,375,000		Spira Millenium LLC, Series 2001, (Fleet National Bank LOC), 1.200%, 8/7/2003	8,375,000
44,700,000		Spitzer Group, (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	44,700,000
4,455,000		Springfield Ltd. Partnership, (UBS AG LOC), 1.150%, 8/7/2003	4,455,000
1,515,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 1.350%, 8/7/2003	1,515,000
2,550,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank N.A., Cincinnati LOC), 1.250%, 8/7/2003	2,550,000
14,430,000		Suffolk County, NY IDA, (Fleet National Bank LOC), 1.200%, 8/6/2003	14,430,000
3,580,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	3,580,000
760,000		Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.120%, 8/6/2003	760,000
50,000,000	[3]	URI Trust, Series 2000-1, (UBS AG Swap Agreement), 1.110%, 9/18/2003	50,000,000
2,425,000		Van Wyk Enterprises, Inc., (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	2,425,000
380,000		Van Wyk Enterprises, Inc., (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	380,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,190,000		Van Wyk Enterprises, Inc., (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	$3,190,000
890,000		Van Wyk, Bruce M., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	890,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	9,300,000
11,128,000		Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 1.100%, 8/6/2003	11,128,000
717,000		Vista Funding Corp., (Bank One N.A. (Ohio) LOC), 1.200%, 8/7/2003	717,000
1,947,000		Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/7/2003	1,947,000
5,552,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/7/2003	5,552,000
1,544,000		Vista Funding Corp., Series 1995-E, (Bank One N.A. (Ohio) LOC), 1.200%, 8/7/2003	1,544,000
1,685,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 1.120%, 8/7/2003	1,685,000
2,155,000		Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.230%, 8/7/2003	2,155,000
911,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	911,431
263,000,000		Wells Fargo & Co., 1.090%- 1.150%, 8/4/2003 -- 8/14/2003	263,000,000
140,000,000		Wells Fargo Bank, N.A., 1.040%, 8/1/2003	140,000,000
50,000,000		WestLB AG, 1.040%, 8/1/2003	50,000,000
12,000,000		Western Reserve Masonic Community, Inc., (Guaranteed by J.P. Morgan Chase Bank), 1.200%, 8/7/2003	12,000,000
1,800,000		Wexner Heritage House, Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,800,000
11,745,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 1.210%, 8/7/2003	11,745,000
1,000,000		White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,000,000
4,300,000		Willacoochee, City of, Development Authority, Longboard, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.150%, 8/6/2003	4,300,000
5,700,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	5,700,000
4,605,000		Willow Hill Industries, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	4,605,000
35,905,000		World Wildlife Fund, Inc., Series 2000 B, (Insured by AMBAC Financial Group, Inc.), 1.120%, 8/7/2003	35,905,000
1,820,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,820,000

		TOTAL	3,575,255,604

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--4.5%
$100,000,000		Citigroup Global Markets Holdings, Inc., 1.540%, 8/18/2003	$100,012,782
533,500,000		Merrill Lynch & Co., Inc., 1.060% - 1.470%, 8/1/2003 - 8/27/2003	533,976,813
491,800,000		Morgan Stanley, 1.130% - 1.280%, 8/1/2003 -- 8/15/2003	491,829,019

		TOTAL	1,125,818,614

		Electrical Equipment--0.3%
3,340,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 1.060%, 8/7/2003	3,340,000
65,786,454		Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.200%, 8/4/2003	66,387,210

		TOTAL	69,727,210

		Finance - Commercial--5.5%
646,000,000		Compass Securitization LLC, 1.051% - 1.060%, 8/11/2003 - 8/18/2003	645,994,952
436,100,000		General Electric Capital Corp., 1.131% - 1.342%, 8/9/2003 - 8/18/2003	436,100,000
295,000,000		Paradigm Funding LLC, 1.060%, 8/25/2003 -- 8/26/2003	295,000,000

		TOTAL	1,377,094,952

		Finance - Securities--5.6%
444,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.230%, 8/1/2003 -- 8/7/2003	444,154,572
214,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.051% - 1.260%, 8/1/2003 - 8/15/2003	214,015,473
747,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.060% - 1.100%, 8/1/2003 -10/27/2003	746,969,125

		TOTAL	1,405,139,170

		Finance - Retail--1.0%
255,000,000		Sheffield Receivables Corp., 1.061%, 8/18/2003	255,000,000

		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	7,945,000
32,940,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	32,940,000
14,885,000		Direct One Funding Corp., Sexton Properties LP, Series 2000, (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	14,885,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 1.150%, 8/7/2003	5,350,000

		TOTAL	61,120,000

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Insurance--4.0%
$24,000,000		Albuquerque, NM, Series 2000 A, (Insured by MBIA INS Corp.), 1.100%, 8/6/2003	$24,000,000
84,000,000		Allstate Life Insurance Co., 1.240% - 1.251%, 8/1/2003	84,000,000
40,000,000		GE Life and Annuity Assurance Co., 1.380%, 9/1/2003	40,000,000
30,000,000		Hartford Life Insurance Co., 1.450%, 9/2/2003	30,000,000
100,000,000		Jackson National Life Insurance Co., 1.190% - 1.420%, 8/1/2003 - 8/22/2003	100,000,000
105,000,000		Metropolitan Life Insurance Co., 1.250% - 1.276%, 8/1/2003 - 10/1/2003	105,000,000
117,000,000		Monumental Life Insurance Co., 1.290% - 1.420%, 8/1/2003 -- 8/29/2003	117,000,000
120,000,000		New York Life Insurance Co., 1.380%, 8/28/2003	120,000,000
35,000,000		Premium Asset Trust, Series 2001-10, (GE Life and Annuity Assurance Co. LOC), 1.470%, 8/14/2003	35,007,700
20,000,000		Premium Asset Trust, Series 2003-6, (GE Capital Assurance Co. LOC), 1.140%, 8/29/2003	19,989,968
49,000,000		Protective Life Insurance Co., 1.460%, 8/1/2003	49,000,000
75,000,000		Security Life of Denver Insurance Co., 1.119% - 1.210%, 9/16/2003 - 10/27/2003	75,000,000
100,000,000		Transamerica Occidental Life Insurance Co., 1.254%, 10/1/2003	100,000,000
101,000,000		Travelers Insurance Co., 1.214% - 1.380%, 9/1/2003 - 9/5/2003	101,000,000

		TOTAL	999,997,668

		TOTAL NOTES - VARIABLE	8,869,153,218

		TIME DEPOSITS--4.0%
		Banking--4.0%
155,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 1.125%, 8/1/2003	155,000,000
105,000,000		Deutsche Bank AG, 1.125%, 8/1/2003	105,000,000
150,000,000		Marshall & Ilsley Bank, Milwaukee, 1.025%, 8/1/2003	150,000,000
100,000,000		Societe Generale, Paris, 1.125%, 8/1/2003	100,000,000
400,000,000		UBS AG, 1.020%, 8/1/2003	400,000,000
95,000,000		WestLB AG, 1.125%, 8/1/2003	95,000,000

		TOTAL TIME DEPOSITS	1,005,000,000

		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
100,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	100,000,000
50,000,000		Nations Money Market Reserves	50,000,000

		TOTAL MUTUAL FUNDS	150,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS--2.6%
		Banking--2.6%
$310,000,000		Interest in $910,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.000%, dated 7/31/2003, to be repurchased at $310,008,611 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032	$310,000,000
31,000,000		Interest in $175,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.920%, dated 7/31/2003, to be repurchased at $31,000,792 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/28/2008	31,000,000
100,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.050%, dated 7/31/2003, to be repurchased at $100,002,917 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	100,000,000
50,000,000		Interest in $175,000,000 joint repurchase agreement with UBS Warburg LLC, 0.920%, dated 7/31/2003, to be repurchased at $50,001,278 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/12/2023	50,000,000
147,858,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC,1.130%, dated 7/31/2003, to be repurchased at $147,862,641 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/01/2033	147,858,000

		TOTAL REPURCHASE AGREEMENTS	638,858,000

		TOTAL INVESTMENTS--101.4% (AT AMORTIZED COST)[4]	$25,253,680,739

		OTHER ASSETS AND LIABILITIES - NET--(1.4)%	(343,244,826)

		TOTAL NET ASSETS--100%	$24,910,435,913

1 Each issue shows the rate of discount at the time of purchase for the discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At July 31, 2003, these securities amounted to $169,000,000, which represents 0.7% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Tax-Free Obligations Fund

July 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9%[1]
		Alabama--3.0%
$1,000,000		Alabama HFA, (2000 Series A), Turtle Lake, Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$1,000,000
14,620,000	[2]	Alabama State Public School & College Authority, (PA-920R), 1.50% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/7/2003	14,620,000
500,000		Alabama State Public School & College Authority, PUTTERs, (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	500,000
715,000		Anniston, AL, IDB, (Series 1989A), Weekly VRDNs (Union Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)	715,000
12,000,000		Birmingham, AL Downtown Redevelopment Authority, (Series 2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	12,000,000
8,500,000		Birmingham, AL Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	8,500,000
7,000,000		Birmingham, AL Waterworks & Sewer Board, (Series 2001-781), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	7,000,000
3,500,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,500,000
6,500,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	6,500,000
35,000,000		Jefferson County, AL Sewer System, Warrants, (Series 2003B-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	35,000,000
14,600,000		Jefferson County, AL Sewer System, Warrants, (Series 2003B-4), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	14,600,000
15,000,000		Jefferson County, AL Sewer System, Warrants, (Series 2003B-5), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ)	15,000,000
10,500,000		Jefferson County, AL Sewer System, Warrants, (Series 2003B-7), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Lloyds TSB Bank PLC, London LIQ)	10,500,000
10,450,000		Jefferson County, AL Sewer System, Floater Certificates, (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	10,450,000
11,400,000		Jefferson County, AL Sewer System, Warrants, (Series 2002A), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	11,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$48,700,000		Jefferson County, AL Sewer System, Warrants, (Series C-3), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Bank of America N.A. LIQ)	$48,700,000
21,500,000		Jefferson County, AL Sewer System, Warrants, (Series C-6), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	21,500,000
6,500,000		Jefferson County, AL, (PT-1772), Weekly VRDNs (MBIA INS)/ (Westdeutsche Landesbank AG LIQ)	6,500,000
360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	360,000
995,000		Mobile, AL Airport Authority, MERLOTS, (Series 2000-A24), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	995,000
5,500,000		Mobile, AL IDB, PCR, (Series 1993B), Weekly VRDNs (Alabama Power Co.)	5,500,000
2,500,000		Mobile, AL, Class A Certificates, (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	2,500,000
2,750,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	2,750,000
8,494,000		Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	8,494,000
1,005,000		Tuscaloosa County, AL Port Authority, (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,005,000

		TOTAL	249,589,000

		Alaska--0.5%
4,675,000		Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,675,000
2,550,000		Alaska State Housing Finance Corp., (PT-37), Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,550,000
3,930,000		Alaska State Housing Finance Corp., (PT-39), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,930,000
21,000,000		Alaska State Housing Finance Corp., MERLOTS, (Series 1999D), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	21,000,000
11,700,000		Valdez, AK Marine Terminal, Revenue Bonds Daily VRDNs (Exxon Mobil Corp.)	11,700,000

		TOTAL	43,855,000

		Arizona--1.3%
18,000,000		Apache County, AZ IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	18,000,000
1,250,000		Apache County, AZ IDA, (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$1,700,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(Bank One N.A. (Chicago) LOC)	$1,700,000
7,000,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	7,000,000
3,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds, (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,000,000
6,340,000		Chandler, AZ IDA Weekly VRDNs (SMP II LP)/(Bank One N.A. (Chicago) LOC)	6,340,000
5,925,000		Chandler, AZ IDA, (Series 2000), Weekly VRDNs (River Ranch Apartments)/(FHLMC LOC)	5,925,000
2,500,000		Glendale, AZ IDA, Variable Rate Senior Living Facilities Revenue Bonds, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,500,000
18,000,000	[2]	Maricopa County, AZ Community College District, (PT-388), 0.97% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/11/2003	18,000,000
2,250,000		Maricopa County, AZ Community College District, (Series 1994D), 4.00% Bonds, 7/1/2004	2,312,358
13,255,000		Maricopa County, AZ IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	13,255,000
2,450,000		Phoenix, AZ IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	2,450,000
5,550,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	5,550,000
4,990,000		Pima County, AZ IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	4,990,000
1,500,000		Sierra Vista, AZ IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,500,000
7,000,000		Tempe, AZ IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	7,000,000
4,000,000		Tucson, AZ IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	4,000,000
3,750,000		Yavapai, AZ IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	3,750,000

		TOTAL	108,522,358

		Arkansas--0.1%
11,495,000		Fayetteville, AR Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village Project)/(U.S. Bank N.A., Cincinnati LOC)	11,495,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--8.3%
$24,700,000		Antelope Valley, CA Healthcare District, (Series 2002A), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	$24,700,000
71,100,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1), Weekly VRDNs (Dexia Credit Local LOC)	71,100,000
12,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-2), Weekly VRDNs (AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	12,500,000
42,000,000	[2]	California State Department of Water Resources Power Supply Program, (Series 2003), FR/RI-L11, 1.10% TOBs (MBIA INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 11/19/2003	42,000,000
12,923,000		California State Department of Water Resources Power Supply Program, Floater Certificates (Series 2001-764), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	12,923,000
231,100,000		California State, (Series 2003), FR/RI-L19J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	231,100,000
166,000,000	[2]	California State, RAWs, (Series 2003), FR/RI-F8J, 0.95% TOBs (Lehman Brothers Holdings, Inc. SWP), Mandatory Tender 12/17/2003	166,000,000
27,500,000		California Statewide Communities Development Authority, (Series 2003 A-1), 2.00% TRANs (Financial Security Assurance, Inc. INS), 6/30/2004	27,778,570
5,800,000		California Statewide Communities Development Authority, (Series 2003 A-2), 2.00% TRANs (Fresno, CA), 6/30/2004	5,858,753
27,000,000		California Statewide Communities Development Authority, (Series 2003 A-3), 2.00% TRANs (Riverside County, CA), 6/30/2004	27,273,505
9,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	9,000,000
105,000		Fremont, CA Public Finance Authority, (Series 2001), Weekly VRDNs (Fremont, CA)/(Bank of Nova Scotia, Toronto LOC)	105,000
8,000,000		Fresno, CA, (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	8,000,000
10,000,000		Los Angeles, CA Unified School District, ROCs, (Series 35), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	10,000,000
34,975,000		Northern California Transmission Agency, (Series 2002A), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	34,975,000

		TOTAL	683,313,828

		Colorado--0.6%
3,270,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	3,270,000
1,600,000		Denver (City & County), CO, 1.95% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2003	1,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Colorado--continued
$15,000,000		Denver West Metropolitian District, (Series 2001B), Weekly VRDNs (BNP Paribas SA LOC)	$15,000,000
4,000,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	4,000,000
6,610,000		Northern Colorado Water Conservancy District, ROCs, Municipal Subdistrict, (Series 223), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,610,000
5,500,000		Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,500,000
13,170,000	[2]	Westminster, CO, (PT-467), 1.15% TOBs (Cascade Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/4/2003	13,170,000

		TOTAL	49,150,000

		Connecticut--1.4%
5,000,000		Connecticut Development Authority Health Care Revenue, (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	5,000,000
10,745,000	[2]	Connecticut State HFA, Variable Rate Certificates, (Series 1998S), 1.55% TOBs (Bank of America N.A. LIQ), Optional Tender 8/28/2003	10,745,000
84,690,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes, (Series 2003-1), Weekly VRDNs (AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	84,690,000
17,500,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes, (Series 2003-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	17,500,000

		TOTAL	117,935,000

		District of Columbia--1.3%
17,500,000		District of Columbia, (Series 1985), Weekly VRDNs (American University)/(AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	17,500,000
6,635,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ)	6,635,000
5,765,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,765,000
10,535,000		District of Columbia, (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA INS)/(Bank of America N.A. LIQ)	10,535,000
9,000,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	9,000,000
50,000,000		District of Columbia, 2.50% TRANs (Bank of Nova Scotia, Toronto LOC), 9/30/2003	50,056,577
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--continued
$2,830,000		District of Columbia, PUTTERs, (Series 152), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	$2,830,000
3,575,000		District of Columbia, Revenue Bonds, (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	3,575,000

		TOTAL	105,896,577

		Florida--5.3%
22,325,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	22,325,000
8,005,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 2002-24), Weekly VRDNs (Escambia County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	8,005,000
10,000,000		Brevard County, FL Educational Facilities Authority, (Series B), Weekly VRDNs (Florida Institute of Technology)/(Bank of America N.A. LOC)	10,000,000
6,200,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,200,000
2,640,000		Dade County, FL HFA, (PT-1770), Weekly VRDNs (Baptist Hospital of Miami, FL)/(MBIA INS)/(Westdeutsche Landesbank AG LIQ)	2,640,000
1,850,000		Dade County, FL IDA, (Series 1985D), Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC)	1,850,000
10,115,000		Dade County, FL Water & Sewer System, Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC, London LIQ)	10,115,000
10,905,000		Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC)	10,905,000
8,480,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	8,480,000
8,200,000		Florida Housing Finance Agency, (Series 1985-YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC)	8,200,000
9,000,000	[2]	Florida Housing Finance Corp., (PT-481), 1.15% TOBs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/4/2003	9,000,000
8,125,000		Florida State Board of Education Capital Outlay, (PT-1898), Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ)	8,125,000
9,570,000		Florida State Board of Education Lottery, (PT-1527), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,570,000
5,225,000		Florida State Board of Education, (PT-1747), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Westdeutsche Landesbank AG LIQ)	5,225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$6,000,000		Florida State Department of Environmental Protection, (Series 2001-637), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	$6,000,000
6,000,000		Florida State Department of Environmental Protection, Floater Certificates, (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,000,000
3,520,000		Florida State Department of Environmental Protection, (PA-414), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	3,520,000
575,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	575,000
38,100,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA INS)/(Bank One N.A. (Chicago) LIQ)	38,100,000
32,825,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	32,825,000
25,330,000		Highlands County, FL Health Facilities Authority, (Series 1997A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	25,330,000
1,000,000		Hillsborough County, FL IDA, (Series 1988), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	1,000,000
12,100,000		Hillsborough County, FL IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC)	12,100,000
4,000,000		JEA, FL Electric System, (Subordinate Revenue Bonds), (Series 2000A), Daily VRDNs (Westdeutsche Landesbank AG LIQ)	4,000,000
5,400,000		JEA, FL Electric System, (Subordinate Revenue Bonds), (Series 2000F), Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,400,000
5,320,000		Jacksonville, FL HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC)	5,320,000
6,000,000		Lee County, FL IDA, (Series 1999B), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	6,000,000
7,500,000		Lee County, FL IDA, (Series 2002), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	7,500,000
11,600,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds, (Series 1994), Daily VRDNs (Florida Power & Light Co.)	11,600,000
2,750,000		Martin County, FL IDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC)	2,750,000
10,250,000		Orange County, FL IDA, (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC)	10,250,000
9,695,000		Orange County, FL, (PT-1557), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,695,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$10,000,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	$10,000,000
9,850,000		Palm Beach County, FL IDA, (Series 2002), Weekly VRDNs (The Children's Home Society of Florida)/(Wachovia Bank N.A. LOC)	9,850,000
8,000,000		Palm Beach County, FL School Board, ROCs, (Series 224), Weekly VRDNs (Palm Beach County, FL School District)/(FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,000,000
11,800,000		Palm Beach County, FL, (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC)	11,800,000
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC)	5,500,000
4,500,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Benjamin Private School, Inc.)/(Bank of America N.A. LOC)	4,500,000
9,000,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC)	9,000,000
2,300,000		Pasco County, FL Educational Facilities Authority, (Series 1999), Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham LOC)	2,300,000
1,580,000		Pinellas County Industry Council, FL, (Series 1997), Weekly VRDNs (Boyd Industries, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,580,000
11,620,000		Pinellas County, FL Health Facility Authority Daily VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LOC)	11,620,000
4,370,000		Pinellas County, FL Health Facility Authority, (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC)	4,370,000
11,400,000		Sarasota, FL, (Series 2000), Weekly VRDNs (Ringling School of Art and Design, Inc.)/(SunTrust Bank LOC)	11,400,000
7,200,000		St. Petersburg, FL HFA, (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank LOC)	7,200,000
2,495,000		Tampa Bay, FL Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,495,000
2,195,000		Tampa Bay, FL Water Utility System, Variable Rate Certificates, (Series 2001N), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	2,195,000
8,805,000		Volusia County, FL Education Facility Authority, (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC)	8,805,000
8,010,000		Volusia County, FL Health Facilities Authority, (Series 1994A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC)	8,010,000
5,900,000		West Orange, FL Healthcare District, (Series 1999B), Weekly VRDNs (SunTrust Bank LOC)	5,900,000

		TOTAL	433,130,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--4.9%
$2,500,000		Atlanta, GA Airport Revenue, (PA-1122R), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	$2,500,000
4,000,000		Augusta, GA HFA, (Series 1998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,000,000
9,500,000		Burke County, GA Development Authority, Pollution Control Revenue Bonds, (Series 1993A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Canadian Imperial Bank of Commerce LIQ)	9,500,000
4,000,000		Chatham County, GA, General Obligation Sales Tax Bonds, (Series 2003), 3.00% TOBs, Mandatory Tender 4/1/2004	4,054,195
3,900,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, (Series 1996A), Weekly VRDNs (MBIA INS)/(SunTrust Bank LIQ)	3,900,000
5,400,000		Columbus, GA Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC)	5,400,000
3,570,000		De Kalb County, GA Development Authority, Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC)	3,570,000
7,065,000		Fulco, GA Hospital Authority, (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC)	7,065,000
1,400,000		Fulton County, GA Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,400,000
6,000,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	6,000,000
26,245,000	[2]	Fulton County, GA Housing Authority, (PT-469), 0.95% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/10/2004	26,245,000
9,000,000		Fulton County, GA Housing Authority, (Series 1996), Weekly VRDNs (Hampton Hills Apartments)/(FHLMC LOC)	9,000,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
5,500,000		Gainesville and Hall County, GA Development Authority, (Series 1999A), Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	5,500,000
11,500,000		Gainesville, GA Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	11,500,000
28,600,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	28,600,000
4,370,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	4,370,000
62,725,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	62,725,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$3,535,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	$3,535,000
58,800,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	58,800,000
32,900,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	32,900,000
10,000,000		Georgia State Road and Tollway Authority, (Series 2002), 3.00% Bonds, 11/1/2003	10,039,364
4,000,000		Georgia State, Floater Certificates, (Series 2001-795), Weekly VRDNs (Morgan Stanley LIQ)	4,000,000
22,000,000		Georgia State, Floater Certificates, (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	22,000,000
18,825,000		Georgia State, PUTTERs, (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	18,825,000
1,200,000		Gwinnett County, GA IDA, (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,200,000
10,415,000		Municipal Electric Authority of Georgia, (Series 1994E), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	10,415,000
27,500,000		Municipal Electric Authority of Georgia, (Series 1994D), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	27,500,000
6,000,000		Oconee County, GA IDA, (Series 2003), Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC)	6,000,000
8,500,000		Rockdale County, GA Hospital Authority, (Series 2002), Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(SunTrust Bank LOC)	8,500,000

		TOTAL	401,243,559

		Hawaii--0.3%
13,250,000		Hawaii State Department of Budget & Finance, (Series 2003D), Weekly VRDNs (Kahala Nui)/(Lasalle Bank, N.A. LOC)	13,250,000
9,960,000		Hawaii State, ROCs, (Series 1044), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,960,000

		TOTAL	23,210,000

		Illinois--6.9%
11,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,000,000
14,705,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-13), 1.21% TOBs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 12/10/2003	14,705,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$14,285,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$14,285,000
5,885,000		Channahon, IL, (Series 2003C), Weekly VRDNs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC)	5,885,000
3,115,000		Channahon, IL, (Series 2003D), Weekly VRDNs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC)	3,115,000
6,200,000		Chicago, IL Board of Education, MERLOTS, (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,200,000
12,500,000		Chicago, IL Board of Education, MERLOTS, (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,500,000
4,075,000		Chicago, IL Board of Education, (PT-1704), Weekly VRDNs (MBIA INS)/(Westdeutsche Landesbank AG LIQ)	4,075,000
4,260,000		Chicago, IL Board of Education, (PT-1705), Weekly VRDNs (MBIA INS)/(Westdeutsche Landesbank AG LIQ)	4,260,000
20,000,000		Chicago, IL Board of Education, Variable Rate Certificates, (Series 1996BB), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	20,000,000
10,585,000		Chicago, IL O'Hare International Airport, (Series 1984B), Weekly VRDNs (Societe Generale, Paris LOC)	10,585,000
5,355,000		Chicago, IL Public Building Commission, ROCs, (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,355,000
4,985,000		Chicago, IL Wastewater Transmission, MERLOTS, (Series 2001-A125), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	4,985,000
2,430,000		Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	2,430,000
7,875,000		Chicago, IL, MERLOTS, (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,875,000
20,000,000		Chicago, IL, MERLOTS, (Series 1997V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	20,000,000
4,640,000		Chicago, IL, MERLOTS, (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,640,000
24,995,000		Chicago, IL, Variable Rate Certificates, (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	24,995,000
6,260,000	[2]	Cook County, IL Community College District No. 508, MERLOTS, (Series 2001-A4), 1.55% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,260,000
48,350,000		Cook County, IL, (Series 2002B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	48,350,000
12,885,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank N.A., Cincinnati LOC)	12,885,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(Lasalle Bank, N.A. LOC)	$3,900,000
7,935,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(Bank One, Illinois N.A. LOC)	7,935,000
7,000,000		Illinois Development Finance Authority, (Series 1999), Weekly VRDNs (North Shore Senior Center)/(American National Bank & Trust Co., Chicago LOC)	7,000,000
4,300,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (BAPS, Inc.)/(Comerica Bank - Texas LOC)	4,300,000
2,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(American National Bank & Trust Co., Chicago LOC)	2,500,000
1,000,000		Illinois Development Finance Authority, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	1,000,000
3,200,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Burpee Museum of Natural History)/(American National Bank & Trust Co., Chicago LOC)	3,200,000
3,100,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Lyric Opera of Chicago)/(Bank One, Michigan, Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	3,100,000
2,040,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	2,040,000
111,325,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	111,325,000
22,900,000		Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(Financial Security Assurance, Inc. INS)/(American National Bank & Trust Co., Chicago LIQ)	22,900,000
1,000,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program, (Series 1985F), Weekly VRDNs (Bank One, Michigan LOC)	1,000,000
5,585,000		Illinois State, (PT-1760), Weekly VRDNs (MBIA INS)/(BNP Paribas SA LIQ)	5,585,000
9,995,000		Illinois State, (PT-380), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	9,995,000
2,000,000		Illinois State, 4.90% Bonds, 8/1/2004	2,077,254
5,980,000		Illinois State, MERLOTS, (Series 2002 A49), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	5,980,000
25,000,000		Indiana Health Facility Financing Authority, (Series 2001A-4), 1.15% TOBs (Ascension Health Credit Group), Optional Tender 3/2/2004	25,000,000
22,000,000		Indiana Health Facility Financing Authority, (Series A-3), 1.15% TOBs (Ascension Health Credit Group), Optional Tender 3/2/2004	22,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$5,000,000		Lombard, IL, (Series 2000), Clover Creek Apartments, Weekly VRDNs (TVO Clover Creek, LLC)/(FNMA LOC)	$5,000,000
8,245,000		Metropolitan Pier & Exposition Authority, IL, MERLOTS, (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	8,245,000
7,200,000		Metropolitan Pier & Exposition Authority, IL, PUTTERs, (Series 269), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase Bank LIQ)	7,200,000
15,240,000		Regional Transportation Authority, IL, (PT-1833), Weekly VRDNs (FGIC INS)/(Westdeutsche Landesbank AG LIQ)	15,240,000
4,965,000		Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	4,965,000
10,860,000		Regional Transportation Authority, IL, MERLOTS, (Series 2002-A23), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	10,860,000
9,975,000		Regional Transportation Authority, IL, MERLOTS, (Series 2002-A24), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	9,975,000
8,960,000		Regional Transportation Authority, IL, MERLOTS, (Series 2002-A41), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,960,000
3,785,000		Regional Transportation Authority, IL, MERLOTS, (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,785,000
4,883,069		Village of Gilberts, IL Special Service Area No. 10, Timber Trails Project, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	4,883,069

		TOTAL	564,335,323

		Indiana--2.3%
18,615,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT), (Series 2002-7), 1.04% TOBs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/12/2004	18,615,000
4,465,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	4,465,000
18,350,000		Carmel Clay Schools, IN, 1.50% TANs, 12/31/2003	18,378,016
5,890,000		Fort Wayne, IN, (Series 1998), Weekly VRDNs (St. Anne Home of the Diocese of Fort Wayne-South Bend, Inc.)/(Bank One, Indiana N.A. LOC)	5,890,000
8,380,000		Franklin, IN, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	8,380,000
885,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One, Indiana N.A. LOC)	885,000
3,945,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2003E), 1.25% TANs (Indianapolis, IN), 8/29/2003	3,945,811
21,675,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2003F), 1.25% TANs (Marion County, IN), 8/29/2003	21,679,457
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$36,470,000		Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates, (Series 2002-193), Daily VRDNs (MBIA INS)/(Bear Stearns Cos., Inc. LIQ)	$36,470,000
7,820,000		Indianapolis, IN, (Series 2000), Marquette Manor Project, Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	7,820,000
2,925,000		Indianapolis, IN EDRB, (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)	2,925,000
8,000,000		Lawrence, IN EDRB, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	8,000,000
1,935,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,935,000
1,945,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC)	1,945,000
10,535,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(Key Bank, N.A. LOC)	10,535,000
4,000,000		Vigo County, IN EDRB, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)	4,000,000
21,000,000		Vigo County, IN School Corp., 1.60% TANs, 12/30/2003	21,038,757
6,595,000		Warren Township MSD, IN, MERLOTS, (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,595,000
6,105,000		Winona Lake, IN, (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(U.S. Bank N.A., Cincinnati LOC)	6,105,000

		TOTAL	189,607,041

		Kansas--0.7%
10,405,000		Kansas State Department of Transportation, (PT-384), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,405,000
3,800,000		Salina KS, 2.000%, 8/1/2004	3,837,465
40,000,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-I), 1.35% BANs, 2/1/2004	39,991,600

		TOTAL	54,234,065

		Kentucky--0.4%
210,000		Boone County, KY Weekly VRDNs (Spring Meadow Associates)/(Huntington National Bank, Columbus, OH LOC)	210,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC)	7,500,000
9,535,000		Kentucky Economic Development Finance Authority, (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA INS)/(Bank One, Michigan LIQ)	9,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--continued
$85,000		Kentucky Economic Development Finance Authority, (Series 1999C), Daily VRDNs (Baptist Healthcare System)/(MBIA INS)/(National City Bank, Ohio LIQ)	$85,000
12,167,500		Kentucky Turnpike Authority, Floater Certificates, (Series 2001-567), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	12,167,500

		TOTAL	29,497,500

		Louisiana--0.7%
10,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT), (Series 2002-17), 1.65% TOBs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/21/2003	10,000,000
800,000		Calcasieu Parish, LA, IDB Weekly VRDNs (Citgo Petroleum Corp.)/(Westdeutsche Landesbank AG LOC)	800,000
17,400,000		Calcasieu Parish, LA, IDB, (Series 1999), Weekly VRDNs (PPG Industries Inc.)	17,400,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC)	8,000,000
9,150,000		Louisiana State Offshore Terminal Authority, (Series 2003A), Daily VRDNs (Loop LLC)/(SunTrust Bank LOC)	9,150,000
5,700,000		Louisiana State Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds, (Series 2003B), Weekly VRDNs (Loop LLC)/(Bank One N.A. (Ohio) LOC)	5,700,000
4,650,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,650,000
3,735,000		Louisiana State, ROCs, (Series 4017), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,735,000

		TOTAL	59,435,000

		Maine--0.1%
11,055,000		Maine Health & Higher Educational Facilities Authority, (Series 2000A), Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank N.V. LIQ)	11,055,000

		Maryland--2.8%
19,400,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 1.00% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/21/2004	19,400,000
1,231,000		Anne Arundel County, MD, (Series 1988), Weekly VRDNs (Oakland Hills LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,231,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$11,400,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program, (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	$11,400,000
3,375,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,375,000
1,750,000		Baltimore, MD, (1988 Issue), Weekly VRDNs (University West LP)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,750,000
7,000,000		Calvert County, MD EDA, (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	7,000,000
7,290,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	7,290,000
9,700,000		Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,700,000
1,250,000		Harford County, MD, (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,250,000
2,000,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,000,000
2,550,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,550,000
15,100,000		Howard County, MD, (Series 2002A), Weekly VRDNs (Columbia Vantage House Corp.)/(Lasalle Bank, N.A. LOC)	15,100,000
3,000,000		Maryland Industrial Development Financing Authority, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)	3,000,000
15,145,000	[2]	Maryland State Community Development Administration, (PT-123), 1.04% TOBs (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/20/2003	15,145,000
4,365,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,365,000
4,000,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,000,000
7,000,000		Maryland State Economic Development Corp., (Series 2003), Maryland Science Center, Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC)	7,000,000
5,400,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC)	5,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$1,880,000		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$1,880,000
5,700,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	5,700,000
10,175,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	10,175,000
4,120,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1996B), Weekly VRDNs (Loyola College in Maryland, Inc.)/(MBIA INS)/(Manufacturers & Traders Trust Co., Buffalo, NY LIQ)	4,120,000
1,845,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,845,000
6,220,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,220,000
4,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	4,900,000
6,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	6,900,000
14,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	14,000,000
14,560,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	14,560,000
8,605,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,605,000
5,675,000		Maryland State IDFA, (1994 Issue), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	5,675,000
13,000,000		Montgomery County, MD EDRB, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	13,000,000
2,101,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998-I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,101,000
445,000	[2]	Prince Georges County, MD Housing Authority Mortgage, (PT-1311), 1.55% TOBs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	445,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$2,875,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$2,875,000
2,000,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,000,000

		TOTAL	225,957,000

		Massachusetts--3.8%
22,999,000		Ashburnham - Westminster, MA Regional School District, 1.75% BANs, 6/18/2004	23,142,514
21,400,000		Blackstone-Milville, MA Regional School District, 1.30% BANs, 7/15/2004	21,464,266
9,640,349		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,640,349
5,000,000		Commonwealth of Massachusetts, (Series 1997-B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000
29,400,000		Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs (Landesbank Baden-Wuerttemberg LIQ)	29,400,000
910,000		Commonwealth of Massachusetts, (Series 2001B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	910,000
7,000,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (Toronto Dominion Bank LIQ)	7,000,000
9,000,000		Dighton-Rehobeth, MA Regional School District, 1.75% BANs, 6/4/2004	9,052,394
10,000,000		Gateway, MA Regional School District, 2.25% BANs, 5/5/2004	10,074,946
6,600,000		Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	6,600,000
7,125,000		Massachusetts Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC)	7,125,000
18,000,000		Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	18,000,000
2,450,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates, (Series 2001-674), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	2,450,000
1,627,500		Massachusetts Turnpike Authority, Floater Certificates, (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	1,627,500
50,000,000		Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	50,000,000
7,000,000		Massachusetts Water Resources Authority, (Series 2000B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	7,000,000
50,000		Massachusetts Water Resources Authority, (Series 2000C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	50,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$10,000,000		Medford, MA, 2.25% BANs, 11/14/2003	$10,018,382
16,300,000		Medway, MA, 2.25% BANs, 3/19/2004	16,415,228
17,775,000		Northborough-Southborough, MA Regional School District, (Series B), 2.75% BANs, 10/30/2003	17,824,579
10,000,000		Pembroke, MA, 2.00% BANs, 8/5/2004	10,096,400
17,800,000		Spencer East Brookfield, MA Regional School District, 1.35% BANs, 5/14/2004	17,834,385
6,000,000		Watertown, MA, 2.20% BANs, 11/14/2003	6,010,184
16,000,000		Weymouth, MA, 1.50% BANs, 5/19/2004	16,050,422
6,000,000		Whitman-Hanson, MA Regional School District, 1.30% BANs, 7/1/2004	6,020,155

		TOTAL	308,806,704

		Michigan--4.1%
19,500,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,500,000
6,000,000		Allen Park, MI Public School District, ROCs, (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,000,000
8,840,000	[2]	Detroit, MI City School District, (PA-997R), 1.55% TOBs (Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	8,839,994
4,640,000		Detroit, MI City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,640,000
1,000,000		Detroit, MI City School District, PUTTERs, (Series 326), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	1,000,000
2,500,000		Detroit, MI City School District, ROCs, (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,500,000
1,000,000		Detroit, MI City School District, Variable Rate Certificates, (Series 2001P), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Bank of America N.A. LIQ)	1,000,000
2,465,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,465,000
12,125,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	12,125,000
4,260,000		Detroit, MI Sewage Disposal System, Variable Certificates, (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	4,260,000
2,000,000		Detroit, MI Water Supply System, (Series 2001-782), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	2,000,000
10,500,000		Detroit, MI Water Supply System, MERLOTS, (Series 2000D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$2,640,000		Forest Hills, MI Public School, (PT-1762), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	$2,640,000
6,360,000		Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	6,360,000
5,000,000		Grand Rapids, MI EDR, (Series 1983 - Project #1), Weekly VRDNs (Amway Grand Plaza Hotel Corp.)/(Fifth Third Bank, Michigan LOC)	5,000,000
2,100,000		Grand Rapids, MI EDR, (Series 1983B), Weekly VRDNs (Amway Grand Plaza Hotel Corp.)/(Fifth Third Bank, Michigan LOC)	2,100,000
7,090,000		Grand Rapids, MI Economic Development Corp., (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC)	7,090,000
2,000,000		Grand Rapids, MI Economic Development Corp., (Series 1991A), Weekly VRDNs (Amway Grand Plaza Hotel Corp.)/(Standard Federal Bank, N.A. LOC)	2,000,000
9,815,000	[2]	Huron Valley, MI School District, MERLOTS, (Series 2001-A120), 1.55% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,815,000
6,645,000		Ingham County, MI Economic Development Corp., (Series 1995), Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One, Indiana N.A LOC)	6,645,000
10,000,000		Kentwood, MI Public Economic Development Corp., Weekly VRDNs (Holland Home Obligated Group)/(Lasalle Bank, N.A. LOC)	10,000,000
3,000,000		Macomb County, MI Hospital Finance Authority, (Series 2003A-1), Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC)	3,000,000
460,000		Michigan Higher Education Facilities Authority, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC)	460,000
35,000,000		Michigan Municipal Bond Authority, (Series C-2), 2.25% RANs (J.P. Morgan Chase & Co. LOC), 8/22/2003	35,016,183
5,210,000		Michigan Public Power Agency, (PT-1769), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	5,210,000
15,000,000		Michigan State Building Authority, (Series 3), 1.05% CP (Bank of New York LOC), Mandatory Tender 8/21/2003	15,000,000
9,985,000		Michigan State Hospital Finance Authority, (PT-732), Weekly VRDNs (Ascension Health Credit Group)/(MBIA INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,985,000
9,000,000		Michigan State Hospital Finance Authority, (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	9,000,000
4,745,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	4,745,000
4,000,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$3,000,000		Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (Standard Federal Bank, N.A. LOC)	$3,000,000
17,750,000		Michigan State Hospital Finance Authority, MERLOTS, (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	17,750,000
10,180,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC)	10,180,000
60,000,000		Michigan State, 1.50% TANs, 9/30/2003	60,048,451
1,100,000		Michigan State, (Series A), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	1,100,000
5,670,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (Pierce Foundation)/(Standard Federal Bank, N.A. LOC)	5,670,000
7,495,000		Michigan Strategic Fund, (PA-334), Weekly VRDNs (Detroit Edison Co.)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	7,495,000
7,450,000		Regents of University of Michigan, (Series 2002), Weekly VRDNs	7,450,000
2,135,000		Rockford, MI Public Schools, Floater Certificates, (Series 2002-589), Weekly VRDNs (Michigan State GTD)/(Morgan Stanley LIQ)	2,135,000
5,000,000		Wayne Westland Community Schools, MI, Floater Certificates, (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,000,000
2,925,000		Wyandotte, MI City School District, (PT-1790), Weekly VRDNs (Michigan State GTD)/(Merrill Lynch & Co., Inc. LIQ)	2,925,000

		TOTAL	335,649,628

		Minnesota--2.7%
13,500,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,500,000
4,280,000		Buffalo, MN Independent School District No. 877, 1.50% TRANs (Minnesota State GTD), 8/24/2004	4,300,174
8,600,000		Burnsville, MN, Variable Rate Demand Revenue Bonds, (Series 1996), Weekly VRDNs (YMCA)/(Wells Fargo Bank Minnesota N.A. LOC)	8,600,000
1,400,000		Duluth, MN, (Series 1985), Weekly VRDNs (Wachovia Bank N.A. LOC)	1,400,000
2,050,000		Glencoe-Silverlake, MN Independent School District No. 2859, 2.25% TRANs (Minnesota State GTD), 8/11/2003	2,050,357
1,100,000		Jackson County Central, MN Independent School District No. 2895, 1.375% TRANs (Minnesota State GTD), 8/17/2004	1,103,686
9,730,000		Minneapolis, MN, (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	9,730,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$5,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds, (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC)	$5,000,000
31,035,000		Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs, (Series 2003B-1), 1.05063% TOBs (AMBAC INS), Mandatory Tender 5/15/2004	31,035,000
17,475,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS, (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	17,475,000
2,000,000		Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,000,000
7,770,000		Minnesota State Higher Education Facility Authority, (Series 5-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	7,770,000
1,000,000		Minnesota State Higher Education Facility Authority, (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	1,000,000
17,625,000		Minnesota State, (PT-399), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	17,625,000
14,810,000		Minnesota State, (PT-400), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	14,810,000
13,000,000		Minnesota State, Floater Certificates, (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	13,000,000
3,640,000		Minnesota State, PUTTERs, (Series 273), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	3,640,000
3,335,000		Minnewaska, MN ISD Number 2149, 1.50% TRANs (Minnesota State LOC), 8/17/2004	3,350,401
6,955,000		Orono, MN Independent School District 278, 1.50% TRANs (Minnesota State GTD), 8/30/2004	6,988,438
2,500,000		Park Rapids, MN Independent School District No. 309, 1.70% TRANs (Minnesota State GTD), 9/1/2003	2,500,207
4,560,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC)	4,560,000
3,500,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 0.90% CP (Mayo Foundation)/(U.S. Bank N.A., Cincinnati LIQ), Mandatory Tender 10/8/2003	3,500,000
8,000,000		Seaway Port Authority of Duluth, MN, (Series 2000), Weekly VRDNs (St. Lawrence Cement, Inc.)/(Wachovia Bank N.A. LOC)	8,000,000
5,975,000		Southern Minnesota Municipal Power Agency, PUTTERs, (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	5,975,000
4,655,000		Southern Minnesota Municipal Power Agency, PUTTERs, (Series 339), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	4,655,000
20,000,000		St. Paul, MN Independent School District No. 625, 1.25% TANs (Minnesota State GTD), 3/1/2004	20,019,612
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$4,100,000		St. Paul, MN Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank N.A., Cincinnati LOC)	$4,100,000
650,000		University of Minnesota, (Series 1999A), Weekly VRDNs	650,000
4,995,000		University of Minnesota, Floater Certificates, (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ)	4,995,000

		TOTAL	223,332,875

		Mississippi--0.1%
10,255,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank N.A., Birmingham LOC)	10,255,000

		Missouri--0.3%
7,405,000		Missouri State HEFA, (Series 1985B), Weekly VRDNs (Barnes Hospital)/(J.P. Morgan Chase Bank LOC)	7,405,000
3,800,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC)	3,800,000
10,125,000		Missouri State HEFA, 3.00% Bonds (SSM Health Care Credit Group), 6/1/2004	10,294,053

		TOTAL	21,499,053

		Multi State--3.0%
35,629,795		ABN AMRO Chicago Corp., (Series 1997-1), LeaseTOPS Trust, Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	35,629,795
30,000,000		Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-05), Weekly VRDNs (FGIC, Financial Security Assurance, Inc., MBIA INS) and State Street Bank and Trust Co. LIQs)	30,000,000
15,000,000		Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-13), Weekly VRDNs (FGIC, Financial Security Assurance, Inc. INS) and State Street Bank and Trust Co. LIQs)	15,000,000
45,479,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	45,479,000
16,002,862		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	16,002,862
29,158,366		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	29,158,366
6,000,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A), Weekly VRDNs (Metrolink Cross County Extension)/(Financial Security Assurance, Inc. INS)/(Westdeutsche Landesbank AG LIQ)	6,000,000
4,532,321	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1998-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/8/2003	4,532,321
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$10,321,239	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1999-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/15/2003	$10,321,239
53,265,000		TICs/TOCs MuniMae Trust, (Series 2002-1M), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	53,265,000

		TOTAL	245,388,583

		Nevada--0.2%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	7,500,000
5,500,000		Henderson, NV Public Improvement Trust, (Series 1995B), Pueblo Verde II, Weekly VRDNs (Lincoln Pueblo Verde LP)/(Credit Suisse First Boston LOC)	5,500,000

		TOTAL	13,000,000

		New Hampshire--0.1%
7,920,000		New Hampshire Health and Education Facilities Authority, (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC)	7,920,000

		New Jersey--1.3%
7,600,000		Elizabeth, NJ, 1.50% BANs, 5/28/2004	7,627,814
22,600,000		Hamilton Township, NJ, 2.125% BANs, 10/17/2003	22,632,642
4,995,000	[2]	New Jersey EDA, (PA-827R), 1.60% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/18/2003	4,995,000
9,485,000		New Jersey State Transportation Trust Fund Authority, PUTTERs, (Series 241), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	9,485,000
7,200,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts, (Series 1996-1), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	7,200,000
19,495,000		Passaic County, NJ, 1.75% BANs, 3/26/2004	19,570,127
12,000,000		Trenton, NJ, 1.50% BANs, 5/14/2004	12,033,402
10,066,000		Trenton, NJ, 2.25% BANs, 10/17/2003	10,081,682
11,277,000		Trenton, NJ, 2.25% BANs, 10/17/2003	11,294,557

		TOTAL	104,920,224

		New York--13.7%
27,528,500		Chenango Valley, NY Central School District, 1.375% BANs, 6/25/2004	27,639,855
6,500,000		Clarence, NY Central School District, 1.30% TANs, 6/29/2004	6,522,238
2,226,250		Clarence, NY Central School District, 1.40% BANs, 7/8/2004	2,234,472
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$4,000,000		Copiague, NY Union Free School District, 1.30% TANs, 6/29/2004	$4,013,686
24,540,500		Cornwall, NY Central School District, 2.25% BANs, 10/17/2003	24,573,581
15,000,000		Erie County, NY, 1.50% RANs, 6/23/2004	15,079,689
11,000,000		Harborsfields, NY Central School District, 1.40% TANs, 6/29/2004	11,039,577
2,000,000		Harborsfields, NY Central School District, 1.50% TANs, 6/29/2004	2,008,995
4,000,000		Islip, NY Union Free School District, 1.35% TANs, 6/29/2004	4,015,479
6,000,000		Islip, NY Union Free School District, 1.50% TANs, 6/29/2004	6,031,342
21,550,000		Levittown Union Free School District, NY, 1.25% TANs, 6/29/2004	21,613,181
16,200,000		Long Island Power Authority, (Series 1B), Daily VRDNs (State Street Bank and Trust Co. LOC)	16,200,000
13,625,000		Long Island Power Authority, (Series 2003F), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Bank, Belgium LIQ)	13,625,000
9,000,000		Long Island Power Authority, (Series 3A), Weekly VRDNs (J.P. Morgan Chase Bank and Landesbank Baden-Wuerttemberg LOCs)	9,000,000
6,000,000		Metropolitan Transportation Authority, NY, (PA-1141), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,000,000
16,175,000		Metropolitan Transportation Authority, NY, (Series 2002D-2), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	16,175,000
46,215,000		Metropolitan Transportation Authority, NY, Floater Certificates, (Series 2001-660), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	46,215,000
19,000,000		Metropolitan Transportation Authority, NY, MERLOTS, (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	19,000,000
2,800,000		Middle Country, NY Central School District, 1.25% TANs, 6/25/2004	2,808,707
6,900,000		Middle Country, NY Central School District, 1.50% TANs, 6/25/2004	6,936,881
25,000,000		New Jersey Turnpike Authority, (Series 2003C-1), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Westdeutsche Landesbank AG LIQ)	25,000,000
25,000,000		New Jersey Turnpike Authority, (Series 2003C-2), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	25,000,000
9,100,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	9,100,000
15,000,000		New York City, NY Municipal Water Finance Authority, Floater Certificates, (Series 2001-687), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	15,000,000
30,025,000		New York City, NY Municipal Water Finance Authority, Trust Receipts, (Series 1997 FR/RI-6), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	30,025,000
64,950,000		New York City, NY Transitional Finance Authority, (Subseries 1999 A-1), Weekly VRDNs (Westdeutsche Landesbank AG LIQ)	64,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$34,015,000		New York City, NY Transitional Finance Authority, (Subseries 1999 A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	$34,015,000
24,105,000		New York City, NY Transitional Finance Authority, (Subseries 1999 B-3), Weekly VRDNs (Bank One N.A. (Chicago) LIQ)	24,105,000
21,000,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI L21), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	21,000,000
73,800,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	73,800,000
20,085,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds, (Subseries 2003 C-3), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	20,085,000
27,700,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 A-1), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	27,700,000
81,080,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 B-1), Weekly VRDNs (Societe Generale, Paris LIQ)	81,080,000
9,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 B-2), Weekly VRDNs (Dexia Credit Local LIQ)	9,000,000
11,250,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 D-1), Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	11,250,000
7,100,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 E-1), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	7,100,000
9,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (Subseries 2003 E-3), Daily VRDNs (Bank of New York LIQ)	9,500,000
4,250,000		New York City, NY, (Series 1994 A-4), Daily VRDNs (Landesbank Baden-Wuerttemberg LOC)	4,250,000
11,800,000		New York City, NY, (Series 1994 A-9), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	11,800,000
5,400,000		New York City, NY, (Series 1995 B-8), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	5,400,000
9,800,000		New York City, NY, (Series 1995 B-9), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	9,800,000
8,000,000		New York City, NY, (Series 1996 J-2), Weekly VRDNs (Westdeutsche Landesbank AG LOC)	8,000,000
20,000,000		New York City, NY, (Series 2003 C-2), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$9,995,000	[2]	New York State Dormitory Authority, (PT-839), 1.05% TOBs (North Shore Hospital at Planview)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/22/2004	$9,995,000
60,900,000		New York State Dormitory Authority, Mental Health Services, (Subseries 2003 D-2B), Weekly VRDNs (New York State)/(Financial Security Assurance, Inc. INS)/(Dexia Credit Local LIQ)	60,900,000
10,205,000		New York State Energy Research & Development Authority, 1.10% TOBs (New York State Electric and Gas Corp.)/(J.P. Morgan Chase Bank LOC), Optional Tender 3/15/2004	10,205,000
22,175,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, (Series 2001-732), Weekly VRDNs (Morgan Stanley LIQ)	22,175,000
5,470,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates, (Series 2001-658), Weekly VRDNs (Morgan Stanley LIQ)	5,470,000
3,500,000		New York State HFA Weekly VRDNs (Special Surgery Hospital)/ (J.P. Morgan Chase Bank LOC)	3,500,000
5,100,000		New York State HFA, Service Contract Revenue Bonds, (Series 2003G), Weekly VRDNs (Westdeutsche Landesbank AG LOC)	5,100,000
19,900,000		New York State Local Government Assistance Corp., (Series 2003A-8V), Subordinate Lien Refunding Bonds, Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	19,900,000
26,000,000		New York State Thruway Authority, (Series 2003A), 1.125% BANs, 3/25/2004	26,004,221
16,785,000		New York State Thruway Authority, Floater Certificates, (Series 2001-691), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	16,785,000
17,500,000		Niagara Wheatfield, NY Central School District, 1.35% BANs, 6/24/2004	17,568,281
12,300,000		North Babylon Union Free School District, NY, 1.35% TANs, 6/24/2004	12,344,727
2,000,000		North Babylon Union Free School District, NY, 1.50% TANs, 6/24/2004	2,009,940
3,200,000		North Colonie, NY Central School District, 1.25% TANs, 11/5/2003	3,202,887
7,475,000		Orange County, NY IDA, (Series 2002), Weekly VRDNs (Horton Medical Center)/(Financial Security Assurance, Inc. INS)/(Fleet National Bank LIQ)	7,475,000
7,600,000		Plainedge, NY Union Free School District, 1.75% TANs, 6/30/2004	7,651,423
5,000,000		Triborough Bridge & Tunnel Authority, NY, (Series 2002 FR/RI-L38J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,000,000
12,600,000		Triborough Bridge & Tunnel Authority, NY, (Series 2002F), Weekly VRDNs (ABN AMRO Bank NV, Amsterdam LIQ)	12,600,000
8,500,000		Triborough Bridge & Tunnel Authority, NY, Floater Certificates, (Series 2001-598), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	8,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$27,465,000		Triborough Bridge & Tunnel Authority, NY, PUTTERs, (Series 304), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase & Co. LIQ)	$27,465,000
12,500,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	12,500,000
5,000,000		Wallkill, NY Central School District, (Series 2003), 1.25% TANs, 10/30/2003	5,004,291
17,466,000		Wallkill, NY Central School District, 1.25% BANs, 6/25/2004	17,514,175

		TOTAL	1,126,562,628

		North Carolina--0.5%
1,165,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	1,165,000
18,500,000		North Carolina Medical Care Commission, (Series 1996), Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ)	18,500,000
5,865,000		North Carolina Medical Care Commission, (Series 2000A), Weekly VRDNs (United Methodist Retirement Homes)/(Wachovia Bank N.A. LOC)	5,865,000
5,000,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	5,000,000
3,800,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	3,800,000
1,000,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	1,000,000
2,700,000		North Carolina State, (Series 2002E), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	2,700,000

		TOTAL	38,030,000

		Ohio--5.7%
8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), 1.21% TOBs (Cleveland, OH Waterworks)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 12/10/2003	8,338,000
1,920,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	1,920,000
15,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC)	15,000,000
12,425,000		Ashland County, OH Health Care, (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	12,425,000
2,455,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2), Certificates of Ownership, Weekly VRDNs (Bank One, Kentucky LOC)	2,455,000
8,975,000		Butler County Hospital, (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(Bank One N.A. (Ohio) LOC)	8,975,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$5,500,000		Butler County, OH, (Series 2002), Weekly VRDNs (LifeSphere, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	$5,500,000
4,150,000		Cincinnati City School District, OH, PUTTERs, (Series 315), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	4,150,000
11,720,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	11,720,000
9,575,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	9,575,000
10,165,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	10,165,000
10,075,000		Cleveland, OH Airport System, Revenue Bonds, (Series 2000C), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(State Street Bank and Trust Co. and Westdeutsche Landesbank AG LIQs)	10,075,000
23,000,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	23,000,000
4,500,000		Cuyahoga County, OH Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	4,500,000
5,000,000		Cuyahoga County, OH IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC)	5,000,000
4,420,000		Cuyahoga County, OH, (Series 1999), Weekly VRDNs (The Renaissance)/(Lasalle Bank, N.A. LOC)	4,420,000
4,000,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC)	4,000,000
2,000,000		Cuyahoga County, OH, (Series 2003), Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC)	2,000,000
5,000,000		Cuyahoga, OH Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ)	5,000,000
7,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	7,000,000
4,170,000		Erie County, OH, (Series 1996A), Weekly VRDNs (Providence Care Center)/(Bank One N.A. (Ohio) LOC)	4,170,000
3,280,000		Franklin County, OH Health Care Facilities, (Series 1999A), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	3,280,000
1,450,000		Franklin County, OH Health Care Facilities, (Series 1999B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	1,450,000
4,900,000		Franklin County, OH Health Care Facilities, Refunding & Improvement Revenues, (Series 2002B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC)	4,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$4,500,000		Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(Bank One, Illinois N.A. LOC)	$4,500,000
7,500,000		Franklin County, OH Mortgage Revenue, (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	7,500,000
38,875,000		Franklin County, OH, Hospital Revenue Bonds, (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	38,875,000
6,130,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC)	6,130,000
1,335,000		Genoa Village, OH, (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank, Cincinnati LOC)	1,335,000
14,785,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)	14,785,000
5,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A), Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(J.P. Morgan Chase Bank LOC)	5,000,000
9,290,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	9,290,000
5,715,000		Henry County, OH, (Series 1996), Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	5,715,000
11,970,000		Hudson City, OH, 1.80% BANs, 11/26/2003	11,985,501
2,000,000		Lake County, OH Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	2,000,000
10,800,000		Lakewood, OH, (Series 2000), Weekly VRDNs (St. Edward High School)/(Allied Irish Banks PLC LOC)	10,800,000
4,265,000		Lima, OH City School District, 2.00% BANs, 11/20/2003	4,278,090
7,480,000		Lorain County, OH EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC)	7,480,000
5,255,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,255,000
5,725,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,725,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnati LOC)	7,400,000
12,475,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC)	12,475,000
85,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	85,000
10,700,000		Lucas County, OH, (Series 1), 1.90% BANs, 10/16/2003	10,709,424
1,320,000		Marion County, OH Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,320,000
4,000,000		Marion County, OH Health Care Facilities, (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$7,400,000		Medina County, OH, (Series 1997), Weekly VRDNs (Plaza 71 Associates Ltd.)/(Westdeutsche Landesbank AG LOC)	$7,400,000
2,685,000		Montgomery, OH IDA Weekly VRDNs (Bethesda Two LP)/(Huntington National Bank, Columbus, OH LOC)	2,685,000
7,000,000		New Albany, OH, (Series B), Weekly VRDNs (Bank One N.A. (Ohio) LOC)	7,000,000
18,000,000		Ohio State Air Quality Development Authority, (Series B), Daily VRDNs (Cincinnati Gas and Electric Co.)/(Barclays Bank PLC LOC)	18,000,000
9,000,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	9,000,000
845,000		Ohio State Higher Education Facility, Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC)	845,000
5,695,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates, (Series 1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,695,000
3,600,000		Ohio State University, (Series 1999 B2), Weekly VRDNs	3,600,000
5,375,000		Ohio State, (Series 2002 FR/RI-L31J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,375,000
4,500,000		Orange, OH City School District, 1.38% BANs, 7/15/2004	4,517,388
6,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Bank One N.A. (Ohio), Fifth Third Bank, Cincinnati, Lasalle Bank, N.A. and U.S. Bank N.A., Cincinnati LOCs)	6,000,000
4,500,000		Rickenbacker, OH Port Authority, (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One N.A. (Ohio) LOC)	4,500,000
5,175,000		Ross County, OH Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC)	5,175,000
6,390,000		Ross County, OH, Health Care Facilities Revenue Bonds, (Series 2001), Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	6,390,000
20,000,000		Sugarcreek, OH Local School District, 1.35% BANs, 1/29/2004	20,041,152
2,565,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,565,000
6,000,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC)	6,000,000
4,250,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC)	4,250,000
1,190,000		Wayne County, OH, Health Care Facility Revenue Bonds, (Series 1995), Weekly VRDNs (D & M Realty)/(Bank One N.A. (Ohio) LOC)	1,190,000
4,095,000		Willoughby, OH, 1.90% BANs, 12/19/2003	4,105,382

		TOTAL	469,994,937

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oklahoma--0.2%
$1,790,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	$1,790,000
4,445,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC)	4,445,000
7,800,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC)	7,800,000

		TOTAL	14,035,000

		Oregon--0.5%
13,000,000		Oregon State, Veteran's Welfare Bonds, (Series 73G), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	13,000,000
24,600,000		Oregon State, Veteran's Welfare Bonds, (Series 73H), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	24,600,000
4,500,000		Portland, OR, (Series 2003A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ)	4,500,000

		TOTAL	42,100,000

		Pennsylvania--4.6%
5,000,000		Adams County, PA IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)	5,000,000
5,495,000		Allegheny County, PA HDA, (Series 1990D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA INS)/(J.P. Morgan Chase Bank LIQ)	5,495,000
5,975,000		Allegheny County, PA HDA, (Series 2001B), Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC)	5,975,000
4,720,000		Allegheny County, PA HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One, Michigan LOC)	4,720,000
3,605,000		Allegheny County, PA IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC)	3,605,000
2,340,000		Allegheny County, PA IDA, (Series 1997A), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	2,340,000
4,300,000		Allegheny County, PA IDA, (Series 1997B), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	4,300,000
5,000,000		Allegheny County, PA IDA, (Series 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	5,000,000
8,100,000		Allegheny County, PA IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	8,100,000
4,460,000		Central Bucks, PA School District, (Series 2000A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,460,000
4,440,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$8,400,000		Clearfield County, PA IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC)	$8,400,000
11,800,000		Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	11,800,000
12,622,500		Commonwealth of Pennsylvania, Floater Certificates, (Series 2001-696), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	12,622,500
6,285,000		Commonwealth of Pennsylvania, Variable Rate Certificates, (Series 2001F), Weekly VRDNs (Bank of America N.A. LIQ)	6,285,000
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	6,000,000
9,000,000		Cumberland County, PA Municipal Authority, (Series 2003B), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	9,000,000
7,320,000		Cumberland County, PA Municipal Authority, Variable Rate Revenue Bonds, (Series 1996B), 1.80% TOBs (Dickinson College)/(Mellon Bank N.A., Pittsburgh LOC), Mandatory Tender 11/1/2003	7,320,000
4,575,000		Cumberland County, PA, (Series 2000), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,575,000
4,500,000		Cumberland County, PA, (Series 2001), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,500,000
17,000,000		Dauphin County, PA General Authority, Education and Health Loan Program, (Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	17,000,000
3,130,000		Delaware County, PA Authority, Hospital Revenue Bonds, (Series 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	3,130,000
4,555,000		Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates, (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	4,555,000
24,000,000		Doylestown Hospital Authority, PA, (Series 1998B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	24,000,000
5,000,000		Doylestown Hospital Authority, PA, (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	5,000,000
1,000,000		East Hempfield Township, PA IDA, (Series 1997), Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,000,000
2,000,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	2,000,000
13,340,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	13,340,000
4,000,000		Erie County, PA Hospital Authority, (Series 2001A), Weekly VRDNs (Forestview Health Care Center)/(KBC Bank N.V. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,550,000		Erie County, PA Hospital Authority, (Series 2001A), Weekly VRDNs (Senior Living Services, Inc.)/(KBC Bank N.V. LOC)	$2,550,000
8,700,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,700,000
6,650,000		Lancaster, PA IDA, (Series 2000B), Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	6,650,000
2,700,000		Lawrence County, PA IDA, (Series 2001A), Weekly VRDNs (Shenango Presbyterian SeniorCare Obligated Group)/(SunTrust Bank LOC)	2,700,000
5,000,000		Lebanon County, PA Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,000,000
6,910,000		Lehigh County, PA General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	6,910,000
8,200,000		Mercersburg Borough, PA General Purpose Authority, (Series 2000A), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	8,200,000
9,300,000		Mercersburg Borough, PA General Purpose Authority, (Series 2000B), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	9,300,000
2,510,000		Montgomery County, PA IDA, (Series 1992), Weekly VRDNs (Hickory Pointe Project)/(Wachovia Bank N.A. LOC)	2,510,000
1,500,000		Pennsylvania EDFA, (Series 1996E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)	1,500,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 1997 B7), Weekly VRDNs (Saint Francis College, PA)/(Allied Irish Banks PLC LOC)	3,000,000
8,300,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC)	8,300,000
7,800,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC)	7,800,000
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-1), Weekly VRDNs (Lycoming College)/(Allied Irish Banks PLC LOC)	5,000,000
6,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3), 1.80% TOBs (Messiah College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2003	6,000,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	3,000,000
7,000,000		Pennsylvania State Higher Education Facilities Authority, ROCs Trust, (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$4,600,000		Philadelphia, PA Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC)	$4,600,000
10,600,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003A), Daily VRDNs (Children's Hospital of Philadelphia)/(J.P. Morgan Chase Bank LIQ)	10,600,000
9,755,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts, (Series 2000 FR/RI-N4), Weekly VRDNs (United States Treasury COL)/(Bank of New York LIQ)	9,755,000
10,000,000		Philadelphia, PA, 2.00% TRANs, 6/30/2004	10,094,025
8,300,000		Pittsburgh, PA, (Series SG-71), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	8,300,000
3,370,000		Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS, (Series 2002-A18), Weekly VRDNs (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,370,000
12,395,000		Southcentral Pennsylvania General Authority, (Series 2000A), Weekly VRDNs (York County, PA)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,395,000
2,700,000		Washington County, PA Authority, (Series 1985A), Weekly VRDNs (1985-A Pooled Equipment Lease Program)/(Wachovia Bank N.A. LOC)	2,700,000
2,000,000		Washington County, PA Authority, (Series B-1C), Weekly VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	2,000,000
1,900,000		Washington County, PA Authority, (Series B-1D), Daily VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	1,900,000
11,000,000		Washington County, PA IDA, (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Radian Asset Assurance INS)/(National City Bank, Pennsylvania LIQ)	11,000,000
4,000,000		Westmoreland County, PA IDA, (Series 2000A), Weekly VRDNs (Redstone Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)	4,000,000

		TOTAL	372,796,525

		Puerto Rico--1.0%
9,287,500		Commonwealth of Puerto Rico, (Series 2002-746D), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	9,287,500
48,475,000		Commonwealth of Puerto Rico, (Series 2003 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	48,475,000
26,335,000		Commonwealth of Puerto Rico, PUTTERs, (Series 349), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	26,335,000

		TOTAL	84,097,500

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--0.7%
$5,970,500		Berkeley County, SC School District, Floater Certificates, (Series 2001-656), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Morgan Stanley LIQ)	$5,970,500
39,485,000		South Carolina Jobs-EDA, (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	39,485,000
5,000,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC)	5,000,000
6,500,000		South Carolina State Public Service Authority, MERLOTS, (Series 2000L), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	6,500,000

		TOTAL	56,955,500

		Tennessee--2.3%
13,071,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,071,000
16,600,000		Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)	16,600,000
7,200,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC)	7,200,000
9,345,000		Chattanooga, TN HEFA, (Series 2003), Weekly VRDNs (Southern Adventist University)/(Bank of America N.A. LOC)	9,345,000
4,100,000		Chattanooga, TN IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC)	4,100,000
17,585,000	[2]	Elizabethton, TN Health & Educational Facilities Board, MERLOTS, (Series 2000 GG), 1.55% TOBs (Mountain States Health Alliance)/(MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	17,585,000
23,000,000		Hendersonville, TN IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	23,000,000
7,000,000		Jackson County, TN IDB, (Series B), Daily VRDNs (Esselte AB)/(Bank of America N.A. LOC)	7,000,000
6,900,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC)	6,900,000
12,410,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham LOC)	12,410,000
2,000,000		Knox County, TN IDB, (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank LOC)	2,000,000
4,500,000		Maury County, TN HEFA, (Series 1996E), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One N.A. (Chicago) LOC)	4,500,000
8,655,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,655,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$1,000,000		Memphis, TN, (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank AG LIQ)	$1,000,000
1,200,000		Memphis, TN, General Improvement Refunding Bonds, (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank AG LIQ)	1,200,000
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC)	1,000,000
6,900,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	6,900,000
8,500,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC)	8,500,000
875,000		Montgomery Co, TN Public Building Authority, Pooled Financing Revenue Bonds, (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	875,000
4,200,000		Sevier County, TN Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ)	4,200,000
2,985,000		Sevier County, TN Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	2,985,000
7,840,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	7,840,000
11,545,000		Shelby County, TN, Floater Certificates, (Series 2001-561), Weekly VRDNs (Morgan Stanley LIQ)	11,545,000
1,075,000		Washington County, TN IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	1,075,000
12,700,000		Wilson County, TN Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC)	12,700,000

		TOTAL	192,186,000

		Texas--6.7%
20,996,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	20,996,000
5,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), 1.55% TOBs (Leander, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/20/2003	5,500,000
10,890,000		Aldine, TX Independent School District, (Series 1997), SGB-30 Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$13,990,000		Austin, TX Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	$13,990,000
6,415,000		Austin, TX Water and Wastewater System, MERLOTS, (Series 2001 A-63), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	6,415,000
15,000,000	[2]	Bexar County, TX, Clippers, (Series 2001-3), 1.30% TOBs (MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	15,000,000
17,785,000		Dallas, TX, (PT-369), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	17,785,000
9,000,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	9,000,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
5,000,000		Harris County, TX HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank LOC)	5,000,000
2,700,000		Harris County, TX HFDC, (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(J.P. Morgan Chase Bank LOC)	2,700,000
12,000,000		Houston, TX Airport System, MERLOTS, (Series 2000-A25), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
10,290,000		Houston, TX Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC)	10,290,000
18,400,000		Houston, TX Independent School District, Floater Certificates, (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	18,400,000
15,360,000		Houston, TX Water & Sewer System, MERLOTS, (Series 2001-A128), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	15,360,000
2,675,000		Houston, TX Water & Sewer System, MERLOTS, (Series 2002-A-16), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	2,675,000
11,315,000		Kendall County, TX Health Facilities Development Corp., (Series 2002A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)	11,315,000
8,560,000		McKinney, TX Independent School District, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	8,560,000
1,170,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,170,000
6,825,000		North Texas Tollway Authority, ROCs, (Series 4008), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$7,500,000		Richmond, TX Higher Education Finance Corp., (Series 2003A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	$7,500,000
4,000,000	[2]	Sabine River Authority, TX, Clippers, (Series 2001-2), 1.30% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	4,000,000
5,400,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS, (Series 2002-A12), 1.25% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/25/2004	5,400,000
45,000,000		San Antonio, TX Electric & Gas System, (Series 2003), Weekly VRDNs (Bank of America N.A. LIQ)	45,000,000
5,860,000		San Antonio, TX Electric & Gas System, MERLOTS, (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,860,000
83,645,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS, (Series 2002-A53), 1.07% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	83,645,000
6,870,000		San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts, (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	6,870,000
7,495,000		San Antonio, TX Electric & Gas System, (PT-1708), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	7,495,000
10,000,000		San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	10,000,000
490,000		TX Pooled Tax Exempt Trust, Certificates of Participation, (Series 1996), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	490,000
6,580,000		Tarrant County, TX Housing Finance Corp., (PT-480), Weekly VRDNs (Windcastle Apartments)/(FHLMC GTD)/(FHLMC LIQ)	6,580,000
11,510,000		Tarrant County, TX Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ)	11,510,000
8,345,000		Tarrant County, TX, HFA, (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,345,000
4,400,000		Tarrant, TX Regional Water District, (PT-1703), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Westdeutsche Landesbank AG LIQ)	4,400,000
2,065,000		Texas State Department of Housing & Community Affairs, (PT-361), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,065,000
135,000,000		Texas State, 2.75% TRANs, 8/29/2003	135,144,707
6,000,000		Texas Turnpike Authority, ROCs Trust, (Series 188), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,000,000
8,200,000		Waco, TX Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance, Inc. INS)/(Dexia Credit Local LIQ)	8,200,000

		TOTAL	552,775,707

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Utah--0.3%
$6,000,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	$6,000,000
2,490,000		Utah State Municipal Power Agency, (PT-1813), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,490,000
9,980,000		Utah State, (PT-1794), Weekly VRDNs (BNP Paribas SA LIQ)	9,980,000
5,000,000		Weber County, UT, (Series 2000A), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Credit Local LIQ)	5,000,000

		TOTAL	23,470,000

		Vermont--0.0%
325,000		Vermont Educational and Health Buildings Financing Agency, (Series 1995A), Weekly VRDNs (Key Bank, N.A. LOC)	325,000

		Virginia--1.7%
22,410,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	22,410,000
165,000		Albemarle County, VA IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank N.A. LOC)	165,000
4,565,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	4,565,000
2,995,000		Arlington County, VA, (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC)	2,995,000
4,000,000		Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	4,000,000
6,500,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank LOC)	6,500,000
900,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	900,000
3,420,000		Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,420,000
3,820,000		Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC)	3,820,000
6,000,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	6,000,000
6,000,000		Henrico County, VA IDA, MERLOTS, (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	6,000,000
28,845,000		Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute)	28,845,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$27,400,000		Loudoun County, VA IDA, (Series 2003B), Weekly VRDNs (Howard Hughes Medical Institute)	$27,400,000
8,770,000		Newport News, VA EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	8,770,000
3,000,000		Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	3,000,000
7,900,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	7,900,000
1,220,000		Virginia State Public Building Authority, Floater Certificates, (Series 1998-131), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	1,220,000

		TOTAL	137,910,000

		Washington--2.3%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
11,957,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,957,000
5,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,000,000
8,680,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), 1.40% TOBs (Tacoma, WA Regional Water Supply System)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 12/10/2003	8,680,000
4,170,000		Clark County, WA Public Utilities District No. 001, MERLOTS, (Series 2001-A122), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	4,170,000
16,230,000		Energy Northwest, WA, (PT-615), Weekly VRDNs (Financial Security Assurance, Inc., MBIA INS) and Merrill Lynch & Co., Inc. LIQs)	16,230,000
8,500,000		Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	8,500,000
9,520,000		Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,520,000
10,000,000		King County, WA, MERLOTS, (Series 2000E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,000,000
2,200,000		Port of Seattle, WA, (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Mellon Bank N.A., Pittsburgh LOC)	2,200,000
18,000,000		Seattle, WA Municipal Light & Power, (Series 2002), 2.50% RANs, 11/21/2003	18,054,404
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--continued
$20,990,000		Seattle, WA Municipal Light & Power, MERLOTS, (Series 2001 A56), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ)	$20,990,000
7,880,000		Seattle, WA Water System, (PA-1143) Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	7,880,000
5,330,000		Seattle, WA Water System, ROCs, (Series 4006), Weekly VRDNs (MBIA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,330,000
3,500,000		Spokane, WA School District No. 081, ROCs, (Series 4000), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,500,000
7,490,000		Washington State, (PT-1782), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	7,490,000
34,860,000		Washington State, Class A Certificates, (Series 2002-205), Weekly VRDNs (MBIA INS)/(Bear Stearns Cos., Inc. LIQ)	34,860,000
2,060,000		Washington State, MERLOTS, (Series 2002-A14), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	2,060,000
5,170,000		Washington State, Piper Certificates, (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	5,170,000
3,765,000		Washington State, Piper Variable Certificates, (Series 2002B), Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Bank of New York LIQ)	3,765,000

		TOTAL	189,356,404

		West Virginia--0.3%
6,400,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	6,400,000
14,500,000		Marshall County, WV, PCR, (Series 1992), Weekly VRDNs (PPG Industries, Inc.)	14,500,000

		TOTAL	20,900,000

		Wisconsin--2.8%
2,000,000		Chippewa Falls WI, Unified School District, 2.00% TRANs, 9/30/2003	2,001,260
4,200,000		D.C. Everest Area School District, WI, 2.25% TRANs, 8/28/2003	4,202,141
21,000,000		Eau Claire, WI Area School District, 2.00% TRANs, 10/1/2003	21,015,877
3,215,000		Glendale River Hills School District, WI, 2.15% TRANs, 8/19/2003	3,216,065
5,000,000		Greendale, WI School District, 1.75% TRANs, 8/29/2003	5,000,943
2,425,000		Hartland-Lakeside, WI Joint School District No. 3, 1.75% TRANs, 9/18/2003	2,425,627
23,000,000		Kenosha, WI United School District No. 1, (Series 2002B), 2.00% TRANs, 10/30/2003	23,039,823
27,000,000		Kenosha, WI United School District No. 1, (Series A), 2.00% TRANs, 10/3/2003	27,023,395
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$5,800,000		Kettle Moraine, WI School District, 1.75% TRANs, 9/3/2003	$5,801,393
1,300,000		Menasha, WI, 1.30% BANs, 5/14/2004	1,300,756
8,750,000		Menomonee Falls, WI School District, 2.00% TRANs, 8/20/2003	8,751,884
7,000,000		Mequon-Thiensville, WI School District, 2.00% TRANs, 9/4/2003	7,003,017
6,600,000		Middleton-Cross Plains, WI Area School District, 1.75% TRANs, 8/22/2003	6,601,008
6,135,000		Milwaukee, WI, (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	6,135,000
2,500,000		Neenah, WI Joint School District, 2.50% TRANs, 8/29/2003	2,501,842
3,400,000		Oregon, WI School District, 1.75% TRANs, 9/9/2003	3,400,893
31,900,000		Racine County, WI School District, 1.40% TRANs, 7/13/2004	32,019,685
4,000,000		Racine, WI, 1.45% BANs, 12/15/2003	4,002,917
2,740,000		Rhinelander, WI School District, 2.00% TRANs, 9/25/2003	2,741,258
2,000,000		Seymour, WI Community School District, 2.00% TRANs, 10/3/2003	2,001,257
7,300,000		Sun Prairie, WI Area School District, 2.25% TRANs, 8/25/2003	7,303,494
4,000,000		Waunakee, WI Community School District, 1.75% TRANs, 9/12/2003	4,000,996
5,250,000		Wausau, WI School District, 1.75% TRANs, 9/23/2003	5,251,873
1,950,000		West Allis-West Milwaukee, WI School District, 1.40% BANs, 12/15/2003	1,950,907
1,865,000		Wisconsin State HEFA, (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin N.A. LOC)	1,865,000
15,000,000		Wisconsin State HEFA, (Series 1999C), Weekly VRDNs (Aurora Health Care, Inc.)/(Bank One N.A. (Chicago) LOC)	15,000,000
2,540,000		Wisconsin State HEFA, (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	2,540,000
21,590,000		Wisconsin State HEFA, MERLOTS, (Series 1997B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA INS)/(Wachovia Bank N.A. LIQ)	21,590,000

		TOTAL	229,688,311

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wyoming--0.1%
$8,190,000		Converse County, WY, PCRB, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	$8,190,000
1,075,000		Douglas, WY, 1.30% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2003	1,075,000

		TOTAL	9,265,000

		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[3]	8,192,681,830

		OTHER ASSETS AND LIABILTIES -- NET--0.1%	5,317,281

		TOTAL NET ASSETS--100%	$8,197,999,111

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1- by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At July 31, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2003, these securities amounted to $580,996,554 which represents 7.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Treasury Obligations Fund

July 31, 2003

Principal Amount			Value
		U.S. TREASURY--28.5%
$880,520,000	[1]	United States Treasury Bills, 0.830% - 1.090%, 11/28/2003 - 1/22/2004	$877,031,291
270,000,000		United States Treasury Bonds, 7.250% - 11.875%, 8/15/2003 - 5/15/2004	275,139,077
2,151,500,000		United States Treasury Notes, 2.125% - 5.750%, 8/15/2003 - 8/31/2004	2,172,166,357

		TOTAL U.S. TREASURY	3,324,336,725

		REPURCHASE AGREEMENTS--71.9%
367,000,000		Interest in $500,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.070%, dated 7/31/2003, to be repurchased at $367,010,908 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	367,000,000
567,000,000		Interest in $800,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.070%, dated 7/31/2003, to be repurchased at $567,016,853 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	567,000,000
377,000,000		Interest in $500,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.070%, dated 7/31/2003, to be repurchased at $377,011,205 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013	377,000,000
472,000,000	[2]	Interest in $550,000,000 joint repurchase agreement with Bank of America LLC, 0.980%, dated 7/24/2003, to be repurchased at $472,346,920 on 8/21/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/28/2003	472,000,000
55,000,000		Interest in $400,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 7/31/2003, to be repurchased at $55,001,635 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 8/28/2003	55,000,000
100,000,000		Interest in $910,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 7/15/2032	100,000,000
1,213,447,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $1,213,483,066 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	1,213,447,000
547,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.070%, dated 7/31/2003, to be repurchased at $547,016,258 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	547,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$73,966,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 1.070%, dated 7/31/2003, to be repurchased at $73,968,199 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	$73,966,000
467,000,000		Interest in $600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 1.010%, dated 7/31/2003, to be repurchased at $467,013,102 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	467,000,000
150,000,000	[2]	Interest in $189,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.950%, dated 7/10/2003, to be repurchased at $150,217,708 on 9/4/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	150,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.970%, dated 7/31/2003, to be repurchased at $90,002,425 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 8/15/2004	90,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050%, dated 7/31/2003, to be repurchased at $500,014,583 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2027	500,000,000
380,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $380,011,294 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2027	380,000,000
100,000,000		Agreement with Dresdner Kleinwort Wassertstein, 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 11/15/2027	100,000,000
80,000,000		Agreement with Greenwich Capital Markets, Inc., 1.060%, dated 7/31/2003, to be repurchased at $80,002,356 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 11/15/2007	80,000,000
377,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.060%, dated 7/31/2003, to be repurchased at $377,011,101 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	377,000,000
277,000,000		Interest in $400,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.060%, dated 7/31/2003, to be repurchased at $277,008,156 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021	277,000,000
477,000,000		Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.070%, dated 7/31/2003, to be repurchased at $477,014,178 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/31/2004	477,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000		Interest in $250,000,000 joint repurchase agreement with Societe Generale, London, 1.010%, dated 7/31/2003, to be repurchased at $100,002,806 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	$100,000,000
367,000,000		Interest in $500,000,000 joint repurchase agreement with Societe Generale, London, 1.070%, dated 7/31/2003, to be repurchased at $367,010,908 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	367,000,000
100,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.050%, dated 7/31/2003, to be repurchased at $100,002,917 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	100,000,000
150,000,000	[2]	Interest in $185,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960%, dated 6/27/2003, to be repurchased at $150,228,000 on 8/26/2003, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2011	150,000,000
215,000,000	[2]	Interest in $284,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960%, dated 7/1/2003, to be repurchased at $215,326,800 on 8/28/2003, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2010	215,000,000
139,000,000		Interest in $149,000,000 joint repurchase agreement with UBS Warburg LLC, 0.970%, dated 7/31/2003, to be repurchased at $139,003,745 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 1/15/2009	139,000,000
388,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.070%, dated 7/31/2003, to be repurchased at $388,011,532 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 1/15/2009	388,000,000
100,000,000		Interest in $100,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.000%, dated 7/31/2003, to be repurchased at $100,002,778 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016	100,000,000
150,000,000		Agreement with Wachovia Securities, Inc., 1.040%, dated 7/31/2003, to be repurchased at $150,004,333 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	150,000,000

		TOTAL REPURCHASE AGREEMENTS	8,379,413,000

		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST)[3]	11,703,749,725

		OTHER ASSETS AND LIABILITIES -- NET--(0.4)%	(51,264,349)

		TOTAL NET ASSETS--100%	$11,652,485,376

1 The issue shows the rate of discount at time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2003

	Government Obligations Fund	Prime Obligations Fund
Assets:
Investments in repurchase agreements	$4,290,209,000	$638,858,000
Investments in securities	5,759,585,419	24,614,822,739

Total Investments in securities, at amortized cost and value	10,049,794,419	25,253,680,739
Cash	75,008,720	--
Income receivable	10,049,986	39,133,687
Receivable for shares sold	89,734	39,040,518

TOTAL ASSETS	10,134,942,859	25,331,854,944

Liabilities:
Payable for investments purchased	311,214,020	400,970,645
Payable for shares redeemed	2,169,685	4,534,855
Payable for bank	--	809,952
Payable for investment adviser fee (Note 5)	58,000	100,000
Payable for account administration fee (Note 5)	6,243	2,209
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	18,772	8,239
Payable for portfolio accounting (Note 5)	59,875	136,448
Payable for distribution services fee (Note 5)	6,243	2,209
Payable for shareholder services fee (Note 5)	792,820	1,021,462
Payable for Directors'/Trustees' fees	1,932	--
Income distribution payable	3,713,503	13,484,792
Accrued expenses	110,978	348, 220

TOTAL LIABILITIES	318,152,071	421,419,031

TOTAL NET ASSETS	$9,816,790,788	$24,910,435,913

Net Assets Consist of:
Paid in capital	9,816,823,463	24,910,564,089
Accumulated net realized loss on investments	--	(50,320)
Distributions in excess of net investment income	(32,675)	(77,856)

TOTAL NET ASSETS	9,816,790,788	24,910,435,913

Net Assets:
Institutional Shares	$6,166,410,898	$20,110,134,663
Institutional Service Shares	3,621,294,896	4,789,142,030
Trust Shares	29,084,994	11,159,220

TOTAL NET ASSETS	$9,816,790,788	$24,910,435,913

Shares Outstanding:
Institutional Shares	6,166,442,042	20,110,126,983
Institutional Service Shares	3,621,296,304	4,789,277,552
Trust Shares	29,085,117	11,159,009

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Trust Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2003

	Treasury Obligations Fund	Tax-Free Obligations Fund
Assets:
Investments in repurchase agreements	$8,379,413,000	$--
Investments in securities	3,324,336,725	8,192,681,830

Total Investments in securities, at amortized cost and value	11,703,749,725	8,192,681,830
Income receivable	39,075,754	22,349,901
Receivable for shares sold	120,890	4,986,132

TOTAL ASSETS	11,742,946,369	8,220,017,863

Liabilities:
Payable for investments purchased	82,514,017	10,096,400
Payable for shares redeemed	479,181	8,505,852
Payable to bank	684,764	287,256
Payable for investment adviser fee (Note 5)	40,000	71,064
Payable for account administration fee (Note 5)	22,406	--
Payable for transfer and dividend disbursing agent fees and Expenses (Note 5)	20,124	6,765
Payable for portfolio accounting fees (Note 5)	67,968	42,277
Payable for distribution services fee (Note 5)	22,406	--
Payable for shareholder services fee (Note 5)	1,242,735	459,018
Income distribution payable	5,240,133	2,445,233
Accrued expenses	127,259	104,887

TOTAL LIABILITIES	90,460,993	22,018,752

TOTAL NET ASSETS	$11,652,485,376	$8,197,999,111

Net Assets Consist of:
Paid in Capital	$11,651,800,804	$8,198,157,471
Accumulated net realized loss on investments	--	(144,417)
Undistributed net investment income (distributions in excess of net investment income)	684,572	(13,943)

TOTAL NET ASSETS	$11,652,485,376	$8,197,999,111

Net Assets:
Institutional Shares	$5,085,604,353	$6,143,475,680
Institutional Service Shares	5,770,024,683	2,054,523,184
Institutional Capital Shares	623,406,927	--
Trust Shares	173,449,413	247

TOTAL NET ASSETS	$11,652,485,376	$8,197,999,111

Shares Outstanding:
Institutional Shares	5,085,121,662	6,143,626,870
Institutional Service Shares	5,769,836,667	2,054,549,659
Institutional Capital Shares	623,395,370	--
Trust Shares	173,447,105	247

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Institutional Capital Shares	$1.00	--

Trust Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2003

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund	Tax-Free Obligations Fund
Investment Income:
Interest	$161,028,198	$430,467,386	$178,042,755	$97,698,052

Expenses:
Investment adviser fee (Note 5)	21,459,834	55,719,778	24,778,551	14,753,545
Administrative personnel and services fee (Note 5)	8,068,897	20,950,637	9,316,735	5,547,333
Account administration fee--Trust Shares (Note 5)	25,959	2,908	33,341	--
Custodian fees	481,930	1,288,313	545,464	312,315
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	386,872	992,551	437,921	320,630
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	217,956	221,631	392,449	111,202
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	--	--	44,812	--
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	846	76	1,894	--
Directors'/Trustees' fees	75,971	180,027	83,104	43,031
Auditing fees	13,997	14,131	12,428	11,801
Portfolio accounting fees (Note 5)	724,609	1,736,986	835,649	503,503
Distribution services fee--Trust Shares (Note 5)	25,959	2,908	33,341	--
Shareholder services fee--Institutional Shares (Note 5)	17,436,225	57,065,840	15,298,559	13,650,472
Shareholder services fee--Institutional Service Shares (Note 5)	9,362,608	12,580,975	13,944,657	4,791,459
Shareholder services fee--Institutional Capital Shares (Note 5)	--	--	1,696,632	--
Miscellaneous	17,684	260,123	155,261	196,355

TOTAL EXPENSES	58,299,347	151,016,884	67,610,798	40,241,646

Waivers (Note 5):
Waiver of investment adviser fee	(9,052,814)	(23,340,441)	(10,488,439)	(6,320,573)
Waiver of transfer and dividend disbursing agent fees and expenses	(410,186)	(938,900)	(730,205)	(364,135)
Waiver of shareholder services fee--Institutional Shares	(17,436,225)	(57,065,840)	(15,298,559)	(13,650,472)
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(1,017,979)	--

TOTAL WAIVERS	(26,899,225)	(81,345,181)	(27,535,182)	(20,335,180)

Net expenses	31,400,122	69,671,703	40,075,616	19,906,466

Net investment income	129,628,076	360,795,683	137,967,139	77,791,586

Net realized gain (loss) on investments	--	(50,320)	6,010,468	(128,147)

Change in net assets resulting from operations	$129,628,076	$360,745,363	$143,977,607	$77,663,439

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Prime Obligations Fund
Year Ended July 31	2003	2002	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$129,628,076	$234,781,689	$360,795,683	$543,236,490
Net realized gain (loss) on investments	--	--	(50,320)	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	129,628,076	234,781,689	360,745,363	543,236,490

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(90,565,887)	(156,559,486)	(305,075,227)	(429,266,428)
Institutional Service Shares	(39,038,453)	(78,222,203)	(55,792,411)	(113,970,062)
Institutional Trust Shares	(56,411)	--	(5,901)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(129,660,751)	(234,781,689)	(360,873,539)	(543,236,490)

Share Transactions:
Proceeds from sale of shares	98,239,706,646	101,031,627,932	323,618,675,910	333,120,087,255
Net asset value of shares issued to shareholders in payment of distributions declared	57,103,613	103,627,969	123,409,474	185,925,663
Cost of shares redeemed	(99,681,105,891)	(100,046,041,219)	(325,559,431,315)	(325,585,900,163)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,384,295,632)	1,089,214,682	(1,817,345,931)	7,720,112,755

Change in net assets	(1,384,328,307)	1,089,214,682	(1,817,474,107)	7,720,112,755

Net Assets:
Beginning of period	11,201,119,095	10,111,904,413	26,727,910,020	19,007,797,265

End of period	$9,816,790,788	$11,201,119,095	$24,910,435,913	$26,727,910,020

Distributions in excess of net investment income	$(32,675)	--	$(77,856)	--

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Treasury Obligations Fund		Tax-Free Obligations Fund
Year Ended July 31	2003	2002	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$137,967,139	$248,624,639	$77,791,586	$91,544,755
Net realized gain (loss) on investments	6,010,468	8,025,200	(128,147)	(11,653)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	143,977,607	256,649,839	77,663,439	91,533,102

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(75,975,299)	(134,326,103)	(61,082,210)	(67,139,963)
Institutional Service Shares	(52,902,837)	(102,443,164)	(16,786,836)	(24,411,683)
Institutional Capital Shares	(8,349,626)	(11,855,372)	--	--
Trust Shares	(54,805)	--	--	--
Distributions from net realized gain on investments
Institutional Shares	(2,968,014)	(4,151,811)	--	--
Institutional Service Shares	(2,738,135)	(3,482,070)	--	--
Institutional Capital Shares	(297,656)	(391,319)	--	--
Trust Shares	(6,663)	--	--	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(143,293,035)	(256,649,839)	(77,869,046)	(91,551,646)

Share Transactions:
Proceeds from sale of shares	57,197,916,222	74,072,509,728	33,342,262,214	24,908,340,642
Net asset value of shares issued to shareholders in payment of distributions declared	33,042,401	55,563,872	25,362,945	16,908,031
Cost of shares redeemed	(59,159,947,836)	(72,487,425,246)	(32,511,080,737)	(22,355,684,693)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,928,989,213)	1,640,648,354	856,544,422	2,569,563,980

Change in net assets	(1,928,304,641)	1,640,648,354	856,338,815	2,569,545,436

Net Assets:
Beginning of period	13,580,790,017	11,940,141,663	7,341,660,296	4,772,114,860

End of period	$11,652,485,376	$13,580,790,017	$8,197,999,111	$7,341,660,296

Undistributed net investment income (distributions in excess of net investment income)	$684,572	--	$(13,943)	$63,517

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective February 19, 2003, Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and Tax-Free Obligations Fund began offering Trust Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective account administration, transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held by Prime Obligations Fund at
July 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$119,000,000

URI Trust, (Series 2000-1)	12/18/2000	50,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Government Obligations Fund
Year Ended July 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	72,275,036,818	$72,275,036,818	76,364,753,763	$76,364,753,763
Shares issued to shareholders in payment of distributions declared	34,846,050	34,846,050	56,335,343	56,335,343
Shares redeemed	(73,524,081,090)	(73,524,081,090)	(75,708,316,994)	(75,708,316,994)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,214,198,222)	$(1,214,198,222)	712,772,112	$712,772,112

Year Ended July 31	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	25,893,347,735	$25,893,347,735	24,666,874,169	$24,666,874,169
Shares issued to shareholders in payment of distributions declared	22,254,766	22,254,766	47,292,626	47,292,626
Shares redeemed	(26,114,785,028)	(26,114,785,028)	(24,337,724,225)	(24,337,724,225)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(199,182,527)	$(199,182,527)	376,442,570	$376,442,570

Period Ended July 31	2003[1]		2002
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	71,322,093	$71,322,093	--	--
Shares issued to shareholders in payment of distributions declared	2,797	2,797	--	--
Shares redeemed	(42,239,773)	(42,239,773)	--	--

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	29,085,117	$29,085,117	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,384,295,632)	$(1,384,295,632)	1,089,214,682	$1,089,214,682

	Prime Obligations Fund
Year Ended July 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	279,223,095,820	$279,223,096,367	286,318,262,945	$286,318,262,945
Shares issued to shareholders in payment of distributions declared	102,357,245	102,357,245	140,807,743	140,807,743
Shares redeemed	(279,922,531,646)	(279,922,531,648)	(279,312,017,706)	(279,312,017,706)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(597,078,581)	$(597,078,036)	7,147,052,982	$7,147,052,982

Year Ended July 31	2003[1]		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	44,370,762,948	$44,370,762,948	46,801,824,310	$46,801,824,310
Shares issued to shareholders in payment of distributions declared	21,046,328	21,046,328	45,117,920	45,117,920
Shares redeemed	(45,623,236,180)	(45,623,236,180)	(46,273,882,457)	(46,273,882,457)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,231,426,904)	$(1,231,426,904)	573,059,773	$573,059,773

Period Ended July 31	2003[1]		2002
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	24,816,595	$24,816,595	--	--
Shares issued to shareholders in payment of distributions declared	5,901	5,901	--	--
Shares redeemed	(13,663,487)	(13,663,487)	--	--

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	11,159,009	$11,159,009	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,817,346,476)	$(1,817,345,931)	7,720,112,755	$7,720,112,755

	Treasury Obligations Fund
Year Ended July 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,132,870,947	$28,132,870,947	43,687,664,748	$43,687,664,748
Shares issued to shareholders in payment of distributions declared	20,554,019	20,554,019	33,628,409	33,628,409
Shares redeemed	(30,552,342,241)	(30,552,342,241)	(42,246,845,789)	(42,246,845,789)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,398,917,275)	$(2,398,917,275)	1,474,447,368	$1,474,447,368

Year Ended July 31	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	25,065,514,163	$25,065,514,163	25,072,347,473	$25,072,347,473
Shares issued to shareholders in payment of distributions declared	10,727,533	10,727,533	20,481,062	20,481,062
Shares redeemed	(24,825,639,909)	(24,825,639,909)	(24,892,757,603)	(24,892,757,603)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	250,601,787	$250,601,787	200,070,932	$200,070,932

Year Ended July 31	2003		2002
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,768,691,012	$3,768,691,012	5,312,497,507	$5,312,497,507
Shares issued to shareholders in payment of distributions declared	1,748,270	1,748,270	1,454,401	1,454,401
Shares redeemed	(3,724,560,112)	(3,724,560,112)	(5,347,821,854)	(5,347,821,854)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	45,879,170	$45,879,170	(33,869,946)	$(33,869,946)

Period Ended July 31	2003[1]		2002
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	230,840,100	$230,840,100	--	--
Shares issued to shareholders in payment of distributions declared	12,579	12,579	--	--
Shares redeemed	(57,405,574)	(57,405,574)	--	--

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	173,447,105	$173,447,105	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,928,989,213)	$(1,928,989,213)	1,640,648,354	$1,640,648,354

	Tax-Free Obligations Fund
Year Ended July 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,915,281,318	$27,915,281,426	19,017,611,664	$19,017,611,664
Shares issued to shareholders in payment of distributions declared	22,155,356	22,155,356	12,458,763	12,458,763
Shares redeemed	(27,059,078,821)	(27,059,078,821)	(17,051,670,393)	(17,051,670,393)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	878,357,853	$878,357,961	1,978,400,034	$1,978,400,034

Year Ended July 31	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,426,980,538	$5,426,980,538	5,890,728,978	$5,890,728,978
Shares issued to shareholders in payment of distributions declared	3,207,589	3,207,589	4,449,268	4,449,268
Shares redeemed	(5,452,001,913)	(5,452,001,913)	(5,304,014,300)	(5,304,014,300)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(21,813,786)	$(21,813,786)	591,163,946	$591,163,946

Period Ended July 31	2003[1]		2002
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	250	$250	--	--
Shares redeemed	(3)	(3)	--	--

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	247	$247	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	856,544,314	$856,544,422	2,569,563,980	$2,569,563,980

1 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and 2002, was as follows:

	2003			2002
Fund	Tax-Exempt Income	Ordinary Income	[1]	Tax-Exempt Income	Ordinary Income	[1]
Government Obligations Fund	--	$129,660,751		--	$234,781,689

Prime Obligations Fund	--	$360,873,539		--	$543,236,490

Treasury Obligations Fund	--	$143,293,035		--	$256,649,839

Tax-Free Obligations Fund	$77,869,046	--		$91,551,646	--

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward
Government Obligations Fund	--	$3,680,829	--

Prime Obligations Fund	--	$13,406,937	$ 6,788

Treasury Obligations Fund	--	$5,924,704	--

Tax-Free Obligations Fund	$2,431,290	--	$144,417

At July 31, 2003, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2007	Capital Loss Carryforward to Expire in 2009	Capital Loss Carryforward to Expire in 2010	Capital Loss Carryforward to Expire in 2011	Total Capital Loss Carryforward
Prime Obligations Fund	--	--	--	$ 6,788	$ 6,788

Tax-Free Obligations Fund	$797	$3,820	$11,653	$128,147	$144,417

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2003, for federal income tax purposes, post October losses as follow were deferred to August 1, 2003:

Fund	Post-October Losses
Prime Obligations Fund	$43,532

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Treasury Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Account Administration Fee

The Funds' Trust Shares pay Federated Shareholder Services Company ("FSSC") an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for facilitating the sale of the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of their Trust Shares to finance activities intended to result in the sale of their Trust Shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares will pay FSSC up to 0.25% of average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2003, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INTERFUND TRANSACTIONS

During the year ended July 31, 2003, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Tax-Free Obligations Fund	$9,434,506,850	$6,811,962,680

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, PRIME OBLIGATIONS FUND, TREASURY OBLIGATIONS FUND AND TAX-FREE OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and Tax-Free Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2003, the results of their operations, the changes in its net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N120
Cusip 60934N146
Cusip 60934N138
Cusip 60934N153

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28717 (9/03)

Federated Investors
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.019	0.052	0.054	0.047
Less Distributions:
Distributions from net investment income	(0.009)	(0.019)	(0.052)	(0.054)	(0.047)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.93%	1.95%	5.38%	5.50%	4.76%

Ratios to Average Net Assets:

Expenses	0.64%	0.64%	0.60%	0.59%	0.59%

Net investment income	0.94%	1.94%	5.24%	5.40%	4.66%

Expense waiver/reimbursement[3]	0.28%	0.26%	0.30%	0.30%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,763,112	$2,259,956	$2,393,247	$2,330,894	$1,623,816

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.018	0.051	0.052	0.045
Less Distributions:
Distributions from net investment income	(0.008)	(0.018)	(0.051)	(0.052)	(0.045)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.76%	1.77%	5.20%	5.32%	4.58%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.77%	0.76%	0.76%

Net investment income	0.78%	1.81%	5.04%	5.32%	4.49%

Expense waiver/reimbursement[3]	0.36%	0.34%	0.38%	0.38%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$654,887	$1,131,739	$2,100,677	$1,450,912	$698,119

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.2%
		Finance - Automotive--0.8%
$6,226,379		Household Automotive Trust 2003-1, Class A1, 1.240%, 5/17/2004	$6,226,379
7,148,184		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	7,148,184
2,331,969		TF Automobile Receivables Owner Trust 2002-1, Class A1, 1.468%, 12/12/2003	2,331,969
2,471,636		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	2,471,636

		TOTAL	18,178,168

		Finance - Equipment--0.2%
4,219,685		CNH Equipment Trust 2003-A, Class A1, 1.262%, 6/11/2004	4,219,685

		Insurance--0.2%
3,797,835		Onyx Acceptance Auto Owner Trust 2003-A, Class A1, (Insured by XL Capital Assurance Inc.), 1.360%, 2/15/2004	3,797,835
2,000,000		Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.080%, 8/16/2004	2,000,000

		TOTAL	5,797,835

		TOTAL ASSET-BACKED SECURITIES	28,195,688

		BANK NOTES--1.5%
		Banking--1.5%
35,064,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.060% - 1.075%, 9/2/2003 - 9/3/2003	35,029,882

		BANKERS ACCEPTANCE--0.0%
		Banking--0.0%
350,000		Huntington National Bank, Columbus, OH, 1.250%, 11/24/2003	348,602

		CERTIFICATES OF DEPOSIT--7.2%
		Banking--7.2%
26,000,000		Abbey National Treasury Services, PLC, 1.810% - 1.845%, 10/17/2003 - 10/20/2003	26,000,164
37,000,000		BNP Paribas SA, 1.142% - 1.295%, 3/3/2004 - 7/26/2004	36,997,499
15,000,000		Credit Agricole Indosuez, 1.240%, 8/4/2004	14,998,494
37,000,000		Credit Suisse First Boston, 1.045% -- 1.050%, 8/11/2003 - 10/14/2003	37,000,123
44,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.300% - 1.310%, 11/18/2003 - 3/5/2004	44,000,000
15,000,000		Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	14,998,946

		TOTAL CERTIFICATES OF DEPOSIT	173,995,226

		COLLATERALIZED LOAN AGREEMENTS--6.4%
		Banking--3.1%
75,000,000		CDC Financial Products, Inc., 1.225%, 8/1/2003	75,000,000

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--3.3%
$80,000,000		Citigroup Global Markets, Inc., 1.175% - 1.225%, 8/1/2003	$80,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	155,000,000

		COMMERCIAL PAPER--31.9%[1]
		Banking--12.0%
19,567,000		Barton Capital Corp., 1.050%, 8/19/2003	19,556,727
102,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.050% - 1.260%, 8/5/2003 - 10/29/2003	101,870,995
8,000,000		HBOS Treasury Services PLC, 0.970%, 9/12/2003	7,990,947
20,000,000		Ivory Funding Corp., 1.050%, 8/15/2003	19,991,833
20,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.210%, 10/7/2003	19,954,961
46,174,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.050% - 1.060%, 9/22/2003 - 1/14/2004	46,036,547
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, Series A, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.270%, 8/7/2003	15,235,000
60,000,000		Tulip Funding Corp., 1.050% - 1.060%, 8/5/2003 - 9/29/2003	59,976,794

		TOTAL	290,613,804

		Consumer Products--0.4%
10,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.310%, 2/17/2004	9,927,222

		Finance - Automotive--3.0%
25,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 0.950%, 9/17/2003	24,968,993
47,000,000		New Center Asset Trust, (Series A1+/P1), 1.050% - 1.270%, 8/7/2003 - 9/23/2003	46,974,674

		TOTAL	71,943,667

		Finance - Commercial--7.0%
10,000,000		Compass Securitization LLC, 1.040%, 10/8/2003	9,980,356
100,000,000		Edison Asset Securitization LLC, 0.900% - 1.240%, 8/7/2003 - 12/8/2003	99,866,753
30,000,000		Paradigm Funding LLC,.950% - 1.260%, 8/4/2003 - 8/13/2003	29,992,617
27,997,000		Yorktown Capital LLC,.950% - 1.040%, 9/17/2003 - 10/14/2003	27,947,018

		TOTAL	167,786,744

		Finance - Retail--6.1%
25,000,000		Asset Securitization Cooperative Corp., 0.970%, 8/22/2003	24,985,854
58,000,000		Bishop's Gate Residential Mortgage Trust, 1.050% - 1.100%, 8/8/2003 - 8/22/2003	57,974,440
25,000,000		Jupiter Securitization Corp., 1.040%, 8/18/2003	24,987,722
40,000,000		Sheffield Receivables Corp., 1.050%, 8/25/2003	39,972,000

		TOTAL	147,920,016

		Finance - Securities--1.4%
34,000,000		Galaxy Funding Inc., 0.930% - 1.010%, 9/12/2003 - 9/22/2003	33,958,645

		Insurance--0.8%
20,000,000		AEGON Funding Corp., 1.050% - 1.240%, 8/15/2003 - 9/26/2003	19,978,844

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Oil & Oil Finance--0.4%
$10,000,000		Shell Finance (UK) PLC, 1.840%, 9/9/2003	$9,980,067

		Retail--0.8%
20,000,000		Home Depot, Inc., 0.920% - 0.930%, 12/16/2003	19,929,597

		TOTAL COMMERCIAL PAPER	772,038,606

		CORPORATE BONDS--0.2%
		Finance - Commercial--0.2%
5,000,000		Unilever Capital Corp., 6.750%, 11/1/2003	5,067,314

		CORPORATE NOTES--12.3%
		Brokerage--7.2%
100,000,000		Goldman Sachs Group, Inc., 1.275%, 8/1/2003	100,000,000
75,000,000		Merrill Lynch & Co., Inc., 1.275%, 8/1/2003	75,000,000

		TOTAL	175,000,000

		Finance - Securities--4.6%
101,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.840%, 10/24/2003 -- 4/13/2004	100,999,088
10,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290%, 4/13/2004	9,999,349

		TOTAL	110,998,437

		Telecommunications--0.5%
11,000,000		SBC Communications, Inc., 4.180%, 6/5/2004	11,271,270

		TOTAL CORPORATE NOTES	297,269,707

		GOVERNMENT AGENCIES--3.1%
		Government Agency--3.1%
40,000,000		Federal Home Loan Bank System, 1.250% - 1.400%, 3/8/2004 - 7/2/2004	40,000,000
13,420,000		Federal Home Loan Mortgage Corp., 3.750% - 5.250%, 2/15/2004 - 4/15/2004	13,666,798
21,000,000		Federal National Mortgage Association, 1.300% - 1.380%, 5/7/2004 - /12/2004	21,000,000

		TOTAL GOVERNMENT AGENCIES	74,666,798

		LOAN PARTICIPATION--0.8%
		Chemicals--0.8%
19,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.400% - 1.490%, 9/30/2003 - 10/31/2003	19,000,000

		MUNICIPAL--0.4%
10,365,000		Racine, WI, City of Racine, Taxable Anticipation Notes, 1.150%, 12/15/2003	10,365,000

		NOTES - VARIABLE--34.6%[2]
		Banking--16.4%
5,290,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 1.200%, 8/7/2003	5,290,000
10,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 8/26/2003	10,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,335,000		C. J. Krehbiel Co., (Series 2000), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	$4,335,000
6,470,000		CNOS Building LLC, (U.S. Bank N.A., Cincinnatti LOC), 1.200%, 8/6/2003	6,470,000
5,003,000		Capital One Funding Corp., (Series 1999-B), (Bank One N.A. (Ohio) LOC), 1.150%, 8/7/2003	5,003,000
77,000,000		Comerica Bank, 1.081%, 8/11/2003	76,999,790
8,570,000		E & J Investments LLC, Bradner Village Health Care, (Series 1999), (Lasalle Bank, N.A. LOC), 1.200%, 8/7/2003	8,570,000
8,045,000		Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	8,045,000
8,700,000		Erwin Marine Sales, Inc., (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	8,700,000
2,820,000		Gainesville and Hall County, GA Development Authority, Woozer Project, (Series 2000), (SunTrust Bank LOC), 1.100%, 8/6/2003	2,820,000
6,485,000		Grand Chute, WI, (U.S. Bank N.A., Cincinnatti LOC), 1.200%, 8/6/2003	6,485,000
45,000,000		HBOS Treasury Services PLC, 1.280% - 1.130%, 8/19/2003 - 8/20/2003	45,013,644
2,685,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 1.170%, 8/7/2003	2,685,000
8,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 1.150%, 8/7/2003	8,300,000
2,360,000		Joe A. Waggoner, (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	2,360,000
4,590,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	4,590,000
4,800,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank N.A., Cincinnatti LOC), 1.170%, 8/7/2003	4,800,000
6,005,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	6,005,000
3,315,000		L. B. Industries, (Series 2000), (U.S. Bank NA, Cincinnatti LOC), 1.170%, 8/7/2003	3,315,000
3,350,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.200%, 8/7/2003	3,350,000
5,000,000		Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 1.200%, 8/6/2003	5,000,000
4,000,000		MBE Investment Co. LLC, EH Investment Company (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.200%, 8/7/2003	4,000,000
25,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.170%, 9/29/2003	25,000,000
1,370,000		Manatee County, FL, CFI Manufacturing, Inc. Project (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	1,370,000
12,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham LOC), 1.166%, 8/7/2003	12,000,000
3,815,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.250%, 8/7/2003	3,815,000
12,080,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 1.150%, 8/7/2003	12,080,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$6,125,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 1.100%, 8/6/2003	$6,125,000
5,231,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.140%, 8/7/2003	5,231,000
2,315,000		Seven Hills School, (Series 2000), (Fifth Third Bank, Cincinnati LOC), 1.150%, 8/7/2003	2,315,000
5,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 1.100%, 8/6/2003	5,100,000
3,590,000		Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	3,590,000
15,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.110%, 9/18/2003	15,000,000
20,000,000		Wells Fargo & Co., 1.090%, 8/4/2003	20,000,000
35,000,000		Wells Fargo & Co., 1.150%, 8/14/2003	35,000,000
9,705,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (J.P. Morgan Chase Bank LOC), 1.120%, 8/7/2003	9,705,000
8,100,000		White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	8,100,000
715,000		Winona Lake, IN, (Series 1999 B), Grace Villiage, (U.S. Bank N.A., Cincinnatti LOC), 1.210%, 8/7/2003	715,000

		TOTAL	397,282,434

		Brokerage--1.5%
35,000,000		Merrill Lynch & Co., Inc., 1.235%, 8/11/2003	35,000,000

		Electrical Equipment--0.8%
19,580,290		Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.200%, 8/4/2003	19,580,290

		Finance - Commercial--3.4%
30,000,000		Compass Securitization LLC, 1.051%, 8/18/2003	29,999,616
51,400,000		General Electric Capital Corp., 1.131% - 1.190%, 8/11/2003 - 8/18/2003	51,400,000

		TOTAL	81,399,616

		Finance - Retail--1.4%
10,000,000		Holmes Financing (No. 7) PLC, A1, 1.067%, 8/15/2003	10,000,000
25,000,000		Permanent Financing (No. 2) PLC, (Series 2), 1A, 1.070%, 8/11/2003	25,000,000

		TOTAL	35,000,000

		Finance - Securities--2.6%
10,000,000		Beta Finance, Inc., 1.070%, 8/1/2003	9,999,306
40,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.070% - 1.087%, 8/1/2003 - 8/15/2003	39,999,903
14,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.061% - 1.090%, 8/18/2003 -- 8/4/2003	13,998,784

		TOTAL	63,997,993

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Government Agency--1.5%
$6,000,000		Acton Assisited Living LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 1.150%, 8/7/2003	$6,000,000
1,080,000		Alabama HFA, Turtle Lake Project (Series 2000-B), (Federal National Mortgage Association LOC), 1.120%, 8/7/2003	1,080,000
7,000,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.170%, 8/7/2003	7,000,000
7,000,000		Jefferson County, KY HFDA, (Series 2000), (Federal Home Loan Bank of Cincinnati LOC), 1.300%, 8/7/2003	7,000,000
4,200,000		Kentucky Economic Development Finance Authority, (Federal Home Loan Bank of Cincinnati LOC), 1.000%, 8/7/2003	4,200,000
2,445,000		Kentucky Economic Development Finance Authority, (Series 2002), (Federal Home Loan Bank of Cincinnati LOC), 1.200%, 8/7/2003	2,445,000
3,480,000		Lexington Fayette, KY, (Series 2001), (Federal Home Loan Bank of Cincinnati LOC), 1.200%, 8/7/2003	3,480,000
4,500,000		Winnebago County, IL IDA, (Series 2001), (Federal Home Loan Bank of Chicago LOC), 1.200%, 8/7/2003	4,500,000

		TOTAL	35,705,000

		Insurance--7.0%
25,000,000		Allstate Life Insurance Co., 1.486%, 9/2/2003	25,000,000
20,000,000		GE Capital Assurance Co., 1.400%, 8/11/2003	20,000,000
10,000,000		GE Life and Annuity Assurance Co., 1.380%, 9/1/2003	10,000,000
10,000,000		Monumental Life Insurance Co., 1.420%, 8/29/2003	10,000,000
35,000,000		New York Life Insurance Co., 1.380%, 8/28/2003	35,000,000
43,000,000		People Security Life Insurance Co, 1.290%, 8/1/2003	43,000,000
10,000,000		Security Life of Denver Insurance Co., 1.210%, 10/27/2003	10,000,000
15,000,000		Travelers Insurance Co., 1.214%, 9/29/2003	15,000,000

		TOTAL	168,000,000

		TOTAL NOTES - VARIABLE	835,965,333

		TIME DEPOSIT--2.3%[1]
		Banking--2.3%
55,000,000		Toronto Dominion Bank, 1.125%, 8/1/2003	55,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS--0.7%
		Banking--0.7%
$9,000,000		Interest in $175,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., at 0.920% dated 7/31/2003, to be repurchased at $9,000,230 on 8/1/2003 collateralized by U.S. Government Agency Obligations with various maturities to 7/28/2008	$9,000,000
9,079,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, at 1.13% dated 7/31/2003, to be repurchased at $9,079,285 on 8/1/2003 collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	9,079,000

		TOTAL REPURCHASE AGREEMENTS	18,079,000

		TOTAL INVESTMENTS--102.6% (AT AMORTIZED COST)[4]	2,480,021,156

		OTHER ASSETS AND LIABILITIES -- NET--(2.6)%	(62,022,148)

		TOTAL NET ASSETS--100%	$2,417,999,008

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Variable rate securities with current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2003, these securities amounted to $40,000,000 which represents 1.7% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$2,480,021,156
Cash		66,780
Income receivable		4,044,369
Receivable for shares sold		2,289,304

TOTAL ASSETS		2,486,421,609

Liabilities:
Payable for investments purchased	$25,998,494
Payable for shares redeemed	41,116,727
Payable for investment adviser fee (Note 5)	203,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	163,426
Payable for directors'/trustees' fee	277
Payable for portfolio accounting fees (Note 5)	13,820
Payable for distribution services fee (Note 5)	103,091
Payable for shareholder services fee (Note 5)	540,327
Income distribution payable	245,246
Accrued expenses	38,193

TOTAL LIABILITIES		68,422,601

Net assets for 2,418,011,841 shares outstanding		$2,417,999,008

Net Assets Consist of:
Paid in capital		$2,418,013,042
Distributions in excess of net investment income		(14,034)

TOTAL NET ASSETS		$2,417,999,008

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$1,763,111,961 ÷ 1,763,118,273 shares outstanding		$1.00

Cash II Shares:
$654,887,047 ÷ 654,893,568 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$45,816,704

Expenses:
Investment adviser fee (Note 5)		$14,415,683
Administrative personnel and services fee (Note 5)		2,168,119
Custodian fees		166,885
Transfer and dividend disbursing agent fees and expenses (Note 5)		2,400,058
Directors'/Trustees' fees		22,574
Auditing fees		13,988
Legal fees		7,337
Portfolio accounting fees (Note 5)		160,036
Distribution services fee--Cash II Shares (Note 5)		2,102,527
Shareholder services fee--Institutional Service Shares (Note 5)		5,105,315
Shareholder services fee--Cash II Shares (Note 5)		2,102,527
Share registration costs		13,080
Printing and postage		110,170
Insurance premiums		4,970
Miscellaneous		21,224

TOTAL EXPENSES		28,814,493

Waivers (Note 5):
Waiver of investment adviser fee	$(7,833,797)
Waiver of transfer and dividend disbursing agent fees and expenses	(83,002)
Waiver of distribution services fee--Cash II Shares	(731,679)
Waiver of shareholder services fee--Institutional Service Shares	(142,949)

TOTAL WAIVERS		(8,791,427)

Net expenses			20,023,066

Net investment income			$25,793,638

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,793,638	$83,160,193

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(19,236,512)	(46,907,453)
Cash II Shares	(6,569,959)	(36,252,740)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,806,471)	(83,160,193)

Share Transactions:
Proceeds from sale of shares	11,714,211,006	16,405,879,999
Net asset value of shares issued to shareholders in payment of distributions declared	21,619,375	70,833,373
Cost of shares redeemed	(12,709,513,761)	(17,578,942,013)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(973,683,380)	(1,102,228,641)

Change in net assets	(973,696,213)	(1,102,228,641)

Net Assets:
Beginning of period	3,391,695,221	4,493,923,862

End of period (including distributions in excess of net investment income of $(14,034) and $0, respectively)	$2,417,999,008	$3,391,695,221

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held at July 31, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000	$25,000,000

URI Trust, (Series 2000-1)	12/18/2000	$15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2003, capital paid-in aggregated $2,418,013,042.

Transactions in shares were as follows:

Year Ended July 31	2003	2002
Institutional Service Shares:
Shares sold	6,383,244,174	7,597,160,208
Shares issued to shareholders in payment of distributions declared	15,554,262	35,684,387
Shares redeemed	(6,895,636,098)	(7,766,135,617)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(496,837,662)	(133,291,022)

Year Ended July 31	2003	2002
Cash II Shares:
Shares sold	5,330,966,832	8,808,719,791
Shares issued to shareholders in payment of distributions declared	6,065,113	35,148,986
Shares redeemed	(5,813,877,663)	(9,812,806,396)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(476,845,718)	(968,937,619)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(973,683,380)	(1,102,228,641)

4. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to book and tax differences.

For the year ended July 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Undistributed Net Investment Income (Loss)
$1,201	$(1,201)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$25,806,471	$83,160,193

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$231,212

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver of any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Cash Management Trust (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to securities held in the fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

25698 (9/03)

Federated Investors
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.018	0.050	0.051	0.044
Net realized and unrealized gain (loss) on investments	0.001	0.001	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.009	0.019	0.050	0.051	0.044

Less Distributions:
Distributions from net investment income	(0.008)	(0.018)	(0.050)	(0.051)	(0.044)
Distributions from net realized gain on investments	(0.001)	(0.001)	--	--	--

TOTAL DISTRIBUTIONS	(0.009)	(0.019)	(0.050)	(0.051)	(0.044)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.90%	1.81%	5.07%	5.17%	4.50%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.85%	1.75%	4.97%	5.07%	4.41%

Expense waiver/reimbursement[3]	0.29%	0.27%	0.26%	0.26%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,093,524	$1,329,998	$1,826,410	$2,013,674	$2,053,372

1 Beginning with the year ended July 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount			Value
		U.S. TREASURY--27.5%
		U.S. Treasury Bills--7.2%
$7,000,000	[1]	U.S. Treasury Bills, 0.830%, 12/26/2003	$6,976,276
5,000,000	[1]	U.S. Treasury Bills, 0.870%, 12/18/2003	4,983,204
32,000,000	[1]	U.S. Treasury Bills, 0.925% - 0.930%, 1/15/2004	31,862,190
7,500,000	[1]	U.S. Treasury Bills, 0.950%, 1/2/2004	7,469,515
9,000,000	[1]	U.S. Treasury Bills, 0.950%, 1/22/2004	8,958,675
12,000,000	[1]	U.S. Treasury Bills, 1.010%, 12/4/2003	11,957,917
7,000,000	[1]	U.S. Treasury Bills, 1.090%, 11/28/2003	6,974,779

		TOTAL	79,182,556

		U.S. Treasury Bonds--2.8%
10,000,000		U.S. Treasury Bonds, 7.250%, 5/15/2004	10,483,333
14,000,000		U.S. Treasury Bonds, 11.125%, 8/15/2003	14,053,928
6,000,000		U.S. Treasury Bonds, 11.875%, 11/15/2003	6,183,824

		TOTAL	30,721,085

		U.S. Treasury Notes--17.5%
8,000,000		U.S. Treasury Notes, 2.125%, 8/31/2004	8,077,813
12,000,000		U.S. Treasury Notes, 2.750%, 9/30/2003	12,018,945
12,000,000		U.S. Treasury Notes, 2.750%, 10/31/2003	12,033,609
6,000,000		U.S. Treasury Notes, 2.875%, 6/30/2004	6,099,456
21,000,000		U.S. Treasury Notes, 3.000%, 11/30/2003	21,121,363
21,500,000		U.S. Treasury Notes, 3.000%, 2/29/2004	21,731,853
17,000,000		U.S. Treasury Notes, 3.250%, 12/31/2003	17,149,117
18,500,000		U.S. Treasury Notes, 3.250%, 5/31/2004	18,820,625
13,000,000		U.S. Treasury Notes, 3.625%, 3/31/2004	13,201,094
26,000,000		U.S. Treasury Notes, 4.750%, 2/15/2004	26,516,632
34,500,000		U.S. Treasury Notes, 5.250% - 5.750%, 8/15/2003	34,555,752

		TOTAL	191,326,259

		TOTAL U.S. TREASURY	301,229,900

Principal Amount			Value
		REPURCHASE AGREEMENTS--72.8%
$50,000,000		Interest in $500,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.070%, dated 7/31/2003, to be repurchased at $50,001,486 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	$50,000,000
50,000,000		Interest in $800,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.070%, dated 7/31/2003, to be repurchased at $50,001,486 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	50,000,000
50,000,000		Interest in $500,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.070%, dated 7/31/2003, to be repurchased at $50,001,486 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013	50,000,000
37,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with Bank of America LLC, 0.980%, dated 7/24/2003, to be repurchased at $37,027,195 on 8/21/2003 collateralized by U.S. Treasury Obligations with various maturities to 8/28/2003	37,000,000
14,000,000		Interest in $400,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 7/31/2003, to be repurchased at $14,000,416 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 8/28/2003	14,000,000
58,022,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $58,023,725 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	58,022,000
50,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.070%, dated 7/31/2003, to be repurchased at $50,001,486 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	50,000,000
50,000,000		Interest in $600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 1.010%, dated 7/31/2003, to be repurchased at $50,001,403 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	50,000,000
13,000,000	[2]	Interest in $189,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.950%, dated 7/10/2003, to be repurchased at $13,018,868 on 9/4/2003 collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	13,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$10,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.970%, dated 7/31/2003, to be repurchased at $10,000,269 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 8/15/2004	$10,000,000
100,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $100,002,972 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 8/15/2027	100,000,000
50,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.060%, dated 7/31/2003, to be repurchased at $50,001,472 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	50,000,000
50,000,000		Interest in $400,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.060%, dated 7/31/2003, to be repurchased at $50,001,472 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021	50,000,000
50,000,000		Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.070%, dated 7/31/2003, to be repurchased at $50,001,486 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 8/31/2004	50,000,000
50,000,000		Interest in $500,000,000 joint repurchase agreement with Societe Generale, New York, 1.070%, dated 7/31/2003, to be repurchased at $50,001,486 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	50,000,000
25,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.050%, dated 7/31/2003, to be repurchased at $25,000,729 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	25,000,000
14,000,000	[2]	Interest in $185,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960%, dated 6/27/2003, to be repurchased at $14,021,280 on 8/26/2003 collateralized by U.S. Treasury Obligations with various maturities to 1/15/2011	14,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$25,000,000	[2]	Interest in $284,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960%, dated 7/1/2003, to be repurchased at $25,038,000 on 8/28/2003 collateralized by U.S. Treasury Obligations with various maturities to 1/15/2010	$25,000,000
10,000,000		Interest in $149,000,000 joint repurchase agreement with UBS Warburg LLC,.970%, dated 7/31/2003, to be repurchased at $10,000,269 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 1/15/2009	10,000,000
40,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.070%, dated 7/31/2003, to be repurchased at $40,001,189 on 8/1/2003 collateralized by U.S. Treasury Obligations with various maturities to 1/15/2009	40,000,000

		TOTAL REPURCHASE AGREEMENTS	796,022,000

		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST)[3]	1,097,251,900

		OTHER ASSETS AND LIABILITIES -- NET--(0.3)%	(3,728,266)

		TOTAL NET ASSETS--100%	$1,093,523,634

1 Each issue shows the rate of discount at time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in repurchase agreements	$796,022,000
Investments in securities	301,229,900

Total investments in securities, at amortized cost and value		$1,097,251,900
Cash		2,012,475
Income receivable		3,509,336
Receivable for shares sold		929,474

TOTAL ASSETS		1,103,703,185

Liabilities:
Payable for investments purchased	$8,148,954
Payable for shares redeemed	1,531,580
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	12,436
Payable for directors'/trustees' fees	3,141
Payable for portfolio accounting fees (Note 5)	12,268
Payable for shareholder services fee (Note 5)	214,780
Income distribution payable	235,874
Accrued expenses	20,518

TOTAL LIABILITIES		10,179,551

Net assets for 1,093,449,383 shares outstanding		$1,093,523,634

Net Assets Consist of:
Paid in capital		$1,093,449,383
Undistributed net investment income		74,251

TOTAL NET ASSETS		$1,093,523,634

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,093,523,634 ÷ 1,093,449,383 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$15,639,902

Expenses:
Investment adviser fee (Note 5)		$5,396,065
Administrative personnel and services fee (Note 5)		811,568
Custodian fees		73,889
Transfer and dividend disbursing agent fees and expenses (Note 5)		313,858
Directors'/Trustees' fees		11,679
Auditing fees		12,459
Legal fees		5,943
Portfolio accounting fees (Note 5)		128,644
Shareholder services fee (Note 5)		2,698,033
Share registration costs		30,721
Printing and postage		19,971
Insurance premiums		2,677
Miscellaneous		18,941

TOTAL EXPENSES		9,524,448

Waivers (Note 5):
Waiver of investment adviser fee	$(2,941,534)
Waiver of transfer and dividend disbursing agent fees and expenses	(54,754)
Waiver of shareholder services fee	(107,921)

TOTAL WAIVERS		(3,104,209)

Net expenses			6,420,239

Net investment income			9,219,663

Net realized gain on investments			639,248

Change in net assets resulting from operations			$9,858,911

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,219,663	$29,452,561
Net realized gain on investments	639,248	1,168,080

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,858,911	30,620,641

Distributions to Shareholders:
Distributions from net investment income	(9,145,412)	(29,452,561)
Distributions from net realized gain on investments	(639,248)	(1,168,080)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,784,660)	(30,620,641)

Share Transactions:
Proceeds from sale of shares	5,953,877,521	8,615,424,914
Net asset value of shares issued to shareholders in payment of distributions declared	4,946,798	12,594,695
Cost of shares redeemed	(6,195,373,043)	(9,124,431,283)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(236,548,724)	(496,411,674)

Change in net assets	(236,474,473)	(496,411,674)

Net Assets:
Beginning of period	1,329,998,107	1,826,409,781

End of period (including undistributed net investment income of $74,251 and $0, respectively)	$1,093,523,634	$1,329,998,107

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provisions of the Internal Revenue Code ("the Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2003, capital paid-in aggregated $1,093,449,383. Transactions in shares were as follows:

Year Ended July 31	2003	2002
Shares sold	5,953,877,521	8,615,424,914
Shares issued to shareholders in payment of distributions declared	4,946,798	12,594,695
Shares redeemed	(6,195,373,043)	(9,124,431,283)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(236,548,724)	(496,411,674)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended July 31, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$9,784,660	$30,620,641

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$310,125

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED GOVERNMENT MONEY TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Government Money Trust (the "Fund," one of the portfolios constituting Money Markets Obligations Trust) as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 1999 were audited by other auditors whose report, dated September 17, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Government Money Trust, a portfolio of the Money Market Obligation Trust, as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises is 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N815

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28845 (9/03)

Federated Investors
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended	Year Ended November 30,
	2003	2002	2001	7/31/2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.022	0.054	0.038	0.048	0.052
Less Distributions:
Distributions from net investment income	(0.011)	(0.022)	(0.054)	(0.038)	(0.048)	(0.052)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.12%	2.23%	5.55%	3.90%	4.86%	5.33%

Ratios to Average Net Assets:

Expenses	0.46%	0.46%	0.46%	0.46%[3]	0.45%	0.45%

Net investment income	1.15%	2.27%	5.42%	5.76%[3]	4.73%	5.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$180,849	$289,339	$389,906	$414,559	$358,670	$465,134

1 The Fund changed its fiscal year end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.3%
		Finance - Automotive--1.2%
$466,394		TF Automobile Receivables Owner Trust 2002-1, Class A1, 1.468%, 12/12/2003	$466,394
449,388		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	449,388
1,270,202		WFS Financial Owner Trust 2003-2, Class A1, 1.260%, 6/14/2004	1,270,202

		TOTAL	2,185,984

		Insurance--0.1%
189,892		Onyx Acceptance Auto Owner Trust 2003-A, Class A1, (Insured by XL Capital Assurance, Inc.), 1.360%, 2/15/2004	189,892

		TOTAL ASSET-BACKED SECURITIES	2,375,876

		BANK NOTES--5.0%
		Banking--5.0%
9,028,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.050% - 1.075%, 8/22/2003 - 9/3/2003	9,020,233

		CERTIFICATES OF DEPOSIT--3.1%
		Banking--3.1%
2,000,000		Abbey National Treasury Services, PLC, 1.810%, 10/17/2003	2,000,000
2,500,000		BNP Paribas SA, 1.142% - 1.295%, 3/3/2004 - 7/26/2004	2,499,832
1,000,000		Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	999,930

		TOTAL CERTIFICATES OF DEPOSIT	5,499,762

		COMMERCIAL PAPER--34.8%[1]
		Banking--9.5%
3,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.050%, 8/22/2003	2,998,162
9,000,000		Fountain Square Commercial Funding Corp., 1.000%, 9/18/2003	8,988,000
5,209,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.050% - 1.060%, 9/22/2003 - 1/14/2004	5,193,653

		TOTAL	17,179,815

		Consumer Products--4.4%
8,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.270%, 8/18/2003	7,995,202

		Finance - Automotive--5.0%
5,000,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 1.040%, 9/19/2003	4,992,922
4,000,000		New Center Asset Trust, A1/P1 Series, 1.230%, 8/7/2003	3,999,180

		TOTAL	8,992,102

		Finance - Commercial--8.5%
3,710,000		Compass Securitization LLC, 1.040%, 10/8/2003	3,702,712
5,000,000		Paradigm Funding LLC, 1.050%, 9/5/2003	4,994,896
6,594,000		Yorktown Capital LLC, 1.040%, 8/20/2003 - 10/14/2003	6,587,848

		TOTAL	15,285,456

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Retail--2.8%
$5,000,000		Jupiter Securitization Corp., 1.040%, 8/18/2003	$4,997,544

		Finance - Securities--3.0%
5,500,000		Galaxy Funding, Inc., 0.930% - 0.980%, 9/15/2003 - 9/16/2003	5,493,427

		Insurance--1.1%
2,000,000		AEGON Funding Corp., 1.240%, 8/15/2003	1,999,036

		Retail--0.5%
1,000,000		Home Depot, Inc., 0.930%, 12/16/2003	996,461

		TOTAL COMMERCIAL PAPER	62,939,043

		CORPORATE NOTES--7.7%
		Brokerage--5.5%
5,000,000		Goldman Sachs Group, Inc., 1.275%, 8/1/2003	5,000,000
5,000,000		Merrill Lynch & Co., Inc., 1.275%, 8/1/2003	5,000,000

		TOTAL	10,000,000

		Finance - Securities--2.2%
4,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.310% - 1.350%, 3/26/2004 - 4/7/2004	4,000,000

		TOTAL CORPORATE NOTES	14,000,000

		GOVERNMENT AGENCIES--6.2%
		Government Agency--6.2%
9,500,000		Federal Home Loan Bank System, 1.250% - 3.750%, 3/8/2004 - 7/2/2004	9,533,438
1,200,000		Federal Home Loan Mortgage Corp., 5.250%, 2/15/2004	1,224,710
500,000		FNMA, 1.380%, 5/7/2004	500,000

		TOTAL GOVERNMENT AGENCIES	11,258,148

		LOAN PARTICIPATION--1.7%
		Finance - Commercial--1.7%
3,100,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	3,100,000

		NOTES - VARIABLE--30.1%[2]
		Banking--7.2%
1,500,000		Abbey National Treasury Services, PLC, Euro Medium Term Note, 1.290%, 8/14/2003	1,500,833
555,000		Dave White Chevrolet, Inc., Series 1996, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	555,000
5,000,000		HBOS Treasury Services PLC, 1.270% - 1.280%, 8/20/2003 - 9/24/2003	5,000,000
2,200,000		Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 8/6/2003	2,200,000
1,000,000	[3]	URI Trust, Series 2000-1, (UBS AG Swap Agreement), 1.110%, 9/18/2003	1,000,000
2,500,000		Wells Fargo & Co., 1.110% - 1.150%, 8/4/2003 - 8/14/2003	2,500,000
290,000		White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 1.166%, 8/7/2003	290,000

		TOTAL	13,045,833

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--3.9%
$2,000,000		Merrill Lynch & Co., Inc., 1.235%, 8/11/2003	$2,000,000
5,000,000		Morgan Stanley, 1.130%, 8/1/2003	5,000,000

		TOTAL	7,000,000

		Finance - Retail--4.4%
1,000,000		Holmes Financing (No. 7) PLC, A1, 1.067%, 8/15/2003	1,000,000
7,000,000		Permanent Financing (No. 2) PLC, Series 2, 1A, 1.070%, 8/11/2003	7,000,000

		TOTAL	8,000,000

		Finance - Securities--1.7%
3,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.065%, 8/1/2003	2,999,931

		Government Agency--5.7%
10,320,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 1.170%, 8/7/2003	10,320,000

		Insurance--7.2%
5,000,000		GE Capital Assurance Co., 1.400%, 8/11/2003	5,000,000
1,000,000		GE Life and Annuity Assurance Co., 1.380%, 9/2/2003	1,000,000
5,000,000		Monumental Life Insurance Co., 1.230%, 8/1/2003	5,000,000
2,000,000		Travelers Insurance Co., 1.380%, 9/1/2003	2,000,000

		TOTAL	13,000,000

		TOTAL NOTES - VARIABLE	54,365,764

		REPURCHASE AGREEMENT--9.7%
17,547,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $17,547,551 on 8/1/2003 collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	17,547,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[4]	180,105,826

		OTHER ASSETS AND LIABILITIES - NET--0.4%	743,151

		TOTAL NET ASSETS--100.0%	$180,848,977

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2003, this security amounted to $1,000,000 which represents 0.6% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$180,105,826
Income receivable		220,837
Receivable for shares sold		595,871
Prepaid expenses		9,900

TOTAL ASSETS		180,932,434

Liabilities:
Income distribution payable	$65,457
Payable for portfolio accounting fees (Note 5)	6,028
Payable for shareholder services fees (Note 5)	7,976
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	1,003
Payable for Directors'/Trustees' fees	136
Payable to bank	2,857

TOTAL LIABILITIES		83,457

Net assets for 180,849,535 shares outstanding		$180,848,977

Net Assets Consist of:
Paid in capital		$180,849,535
Distributions in excess of net investment income		(558)

TOTAL NET ASSETS		$180,848,977

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$180,848,977 ÷ 180,849,535 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$3,716,855

Expenses:
Investment adviser fee (Note 5)		$922,248
Administrative personnel and services fee (Note 5)		173,383
Custodian fees		15,072
Transfer and dividend disbursing agent fees and expenses (Note 5)		54,680
Directors'/Trustees' fees		2,159
Auditing fees		12,478
Legal fees		4,740
Portfolio accounting fees (Note 5)		59,048
Shareholder services fee (Note 5)		576,405
Share registration costs		33,605
Printing and postage		23,386
Insurance premiums		1,720
Miscellaneous		1,578

TOTAL EXPENSES		1,880,502

Waivers (Note 5):
Waiver of investment adviser fee	$(333,847)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,400)
Waiver of shareholder services fee	(461,124)

TOTAL WAIVERS		(809,371)

Net expenses			1,071,131

Net investment income			$2,645,724

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,645,724	$7,175,457

Distributions to Shareholders:
Distributions from net investment income	(2,646,282)	(7,175,457)

Share Transactions:
Proceeds from sale of shares	581,121,465	1,180,624,217
Net asset value of shares issued to shareholders in payment of distributions declared	1,168,547	3,218,939
Cost of shares redeemed	(690,779,096)	(1,284,410,146)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(108,489,084)	(100,566,990)

Change in net assets	(108,489,642)	(100,566,990)

Net Assets:
Beginning of period	289,338,619	389,905,609

End of period (including distributions in excess of net investment income of $(558) and $0, respectively)	$180,848,977	$289,338,619

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the Unites States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premiums and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held at July 31, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
URI Trust, (Series 2000-1)	12/18/2000	$1,000,000

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2003, capital paid-in aggregated $180,849,535.

Transactions in shares were as follows:

Year Ended July 31	2003	2002
Shares sold	581,121,465	1,180,624,217
Shares issued to shareholders in payment of distributions declared	1,168,547	3,218,939
Shares redeemed	(690,779,096)	(1,284,410,146)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(108,489,084)	(100,566,990)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and July 31, 2002, were as follows:

	2003	2002
Ordinary income[1]	$2,646,282	$7,175,457

1 For tax purposes, short-term capital gain distributions are considered ordinary income.

As of July 31, 2003, the components of the distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$64,889

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Master Trust (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2003, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises is 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N740

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28846 (9/03)

Federated Investors
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended	Year Ended December 31,
	2003	2002	7/31/2001 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.020	0.027	0.059	0.047	0.050
Less Distributions:
Distributions from net investment income	(0.010)	(0.020)	(0.027)	(0.059)	(0.047)	(0.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.04%	1.97%	2.71%	6.03%	4.77%	5.16%

Ratios to Average Net Assets:

Expenses	0.46%	0.46%	0.46%[4]	0.46%	0.46%	0.46%

Net investment income	1.03%	1.95%	4.62%[4]	5.87%	4.64%	5.04%

Expense waiver/reimbursement[5]	0.38%	0.36%	0.33%[4]	0.34%	0.34%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$220,547	$212,948	$241,676	$285,259	$289,123	$350,019

1 The Fund changed its fiscal year end from December 31 to July 31.

2 Beginning with the year ended December 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount			Value
		GOVERNMENT AGENCIES--52.6%
$3,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.993% - 1.020%, 8/4/2003 - 8/7/2003	$2,999,421
4,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.150% - 1.230%, 8/15/2003 - 11/7/2003	3,992,782
19,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.885% - 1.110%, 8/4/2003 - 10/7/2003	18,996,454
10,000,000		Federal Home Loan Bank System Notes, 1.250% - 3.750%, 8/11/2003 - 7/2/2004	10,025,186
14,456,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.050% - 1.155%, 8/29/2003 - 11/21/2003	14,424,568
3,000,000		Federal Home Loan Mortgage Corp. Notes, 5.250% - 6.375%, 11/15/2003 - 2/15/2004	3,042,092
28,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.890% - 1.240%, 8/6/2003 - 1/7/2004	27,942,648
26,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.868% - 1.130%, 8/1/2003 - 10/28/2003	25,993,552
8,500,000		Federal National Mortgage Association Notes, 1.250% - 5.125%, 2/13/2004 - 8/31/2004	8,520,491

		TOTAL GOVERNMENT AGENCIES	115,937,194

		REPURCHASE AGREEMENTS--49.0%
1,000,000	[3]	Interest in $190,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 7/28/2003, to be repurchased at $1,002,013 on 10/6/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	1,000,000
9,000,000		Interest in $600,000,000 joint repurchase agreement with Bank of America LLC, 1.140%, dated 7/31/2003, to be repurchased at $9,000,285 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033	9,000,000
10,070,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $10,070,299 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	10,070,000
9,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.140%, dated 7/31/2003, to be repurchased at $9,000,285 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	9,000,000
9,000,000		Interest in $1,000,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.140%, dated 7/31/2003, to be repurchased at $9,000,285 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2033	9,000,000
2,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.030%, dated 7/17/2003, to be repurchased at $2,001,831 on 8/18/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2008	2,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$9,000,000		Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.130%, dated 7/31/2003, to be repurchased at $9,000,283 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2033	$9,000,000
9,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.130%, dated 7/31/2003, to be repurchased at $9,000,283 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	9,000,000
9,000,000		Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.140%, dated 7/31/2003, to be repurchased at $9,000,285 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2033	9,000,000
9,000,000		Interest in $685,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.140%, dated 7/31/2003, to be repurchased at $9,000,285 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2033	9,000,000
10,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.030%, dated 7/14/2003, to be repurchased at $10,010,300 on 8/19/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	10,000,000
13,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $13,000,408 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	13,000,000
9,000,000		Interest in $380,000,000 joint repurchase agreement with WestLB AG, 1.140%, dated 7/31/2003, to be repurchased at $9,000,285 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2036	9,000,000

		TOTAL REPURCHASE AGREEMENTS	108,070,000

		TOTAL INVESTMENTS--101.6% (AT AMORTIZED COST)[4]	224,007,194

		OTHER ASSETS AND LIABILITIES - NET--(1.6)%	(3,460,018)

		TOTAL NET ASSETS--100%	$220,547,176

1 Floating rate note with current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in securities	$115,937,194
Investments in repurchase agreements	108,070,000

Total investments in securities, at amortized cost and value		$224,007,194
Cash		763
Income receivable		194,288
Receivable for shares sold		988,642

TOTAL ASSETS		225,190,887

Liabilities:
Payable for investments purchased	3,991,810
Payable for shares redeemed	549,599
Income distribution payable	70,294
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	1,036
Payable for portfolio accounting fees (Note 5)	5,890
Payable for shareholder services fee (Note 5)	9,274
Payable for Directors'/Trustees' fees	242
Accrued expenses	15,566

TOTAL LIABILITIES		4,643,711

Net assets for 220,548,265 shares outstanding		$220,547,176

Net Assets Consist of:
Paid in capital		$220,548,265
Distributions in excess of net investment income		(1,089)

TOTAL NET ASSETS		$220,547,176

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$220,547,176 ÷ 220,548,265 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$3,344,729

Expenses:
Investment adviser fee (Note 5)		$897,710
Administrative personnel and services fee (Note 5)		168,769
Custodian fees		31,631
Transfer and dividend disbursing agent fees and expenses (Note 5)		110,137
Directors'/Trustees' fees		2,009
Auditing fees		12,530
Legal fees		3,729
Portfolio accounting fees (Note 5)		57,077
Shareholder services fee (Note 5)		561,069
Share registration costs		23,245
Printing and postage		17,676
Insurance premiums		1,660
Miscellaneous		1,251

TOTAL EXPENSES		1,888,493

Waivers (Note 5):
Waiver of investment adviser fee	$(385,510)
Waiver of transfer and dividend disbursing agent fees and expenses	(10,765)
Waiver of shareholder services fee	(448,855)

TOTAL WAIVERS		(845,130)

Net expenses			1,043,363

Net investment income			$2,301,366

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,301,366	$4,774,587

Distributions to Shareholders:
Distributions from net investment income	(2,302,455)	(4,774,587)

Share Transactions:
Proceeds from sale of shares	553,747,774	576,370,589
Net asset value of shares issued to shareholders in payment of distributions declared	855,502	1,925,996
Cost of shares redeemed	(547,002,671)	(607,024,628)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,600,605	(28,728,043)

Change in net assets	7,599,516	(28,728,043)

Net Assets:
Beginning of period	212,947,660	241,675,703

End of period (including distributions in excess of net investment income of $(1,089) and $0, respectively)	$220,547,176	$212,947,660

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2003 capital paid-in aggregated $220,548,265.

Transactions in shares were as follows:

Year Ended July 31	2003	2002
Shares sold	553,747,774	576,370,589
Shares issued to shareholders in payment of distributions declared	855,502	1,925,996
Shares redeemed	(547,002,671)	(607,024,628)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,600,605	(28,728,043)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and July 31, 2002 were as follows:

	2003	2002
Ordinary income[1]	$2,302,455	$4,774,587

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$69,204

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at anytime at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term U.S. Government Trust (the "Fund," one of the portfolios constituting Money Market Obligations Trust), as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1998 were audited by other auditors whose report, dated February 22, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedure where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term U.S. Government Trust, a portfolio of Money Market Obligation Trust, as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N765

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28726 (9/03)

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

24TH ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended	Year Ended March 31,
	2003	2002	7/31/2001 [1]	2001	2000 [2]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.015	0.012	0.054	0.043	0.043
Less Distributions:
Distributions from net investment income	(0.006)	(0.015)	(0.012)	(0.054)	(0.043)	(0.043)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.57%	1.47%	1.21%	5.55%	4.43%	4.40%

Ratios to Average Net Assets:

Expenses	0.93%	0.96%	0.89%[4]	0.95%	1.02%	1.02%

Net investment income	0.58%	1.46%	3.59%[4]	5.41%	4.33%	4.31%

Expense waiver/reimbursement[5]	0.19%	0.15%	0.15%[4]	0.15%	0.15%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$443,485	$532,987	$525,484	$614,276	$609,340	$598,859

1 The fund changed its fiscal year end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended	Year Ended March 31,
	2003	2002	7/31/2001 [1]	2001	2000 [2]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.006	0.009	0.045	0.034	0.034
Less Distributions:
Distributions from net investment income	(0.001)	(0.006)	(0.009)	(0.045)	(0.034)	(0.034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.05%	0.57%	0.90%	4.60%	3.50%	3.45%

Ratios to Average Net Assets:

Expenses	1.46%	1.86%	1.79%[4]	1.85%	1.92%	1.93%

Net investment income	0.05%	0.53%	2.69%[4]	4.51%	3.52%	3.36%

Expense waiver/reimbursement[5]	0.41%	--	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$122,807	$153,901	$89,739	$107,553	$83,428	$51,267

1 The fund changed its fiscal year end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount			Value
		GOVERNMENT AGENCIES--52.6%
$9,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.993% - 1.020%, 8/1/2003 - 8/7/2003	$8,998,191
10,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.150% - 1.230%, 8/15/2003 - 11/7/2003	9,979,303
56,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.885% - 0.990%, 8/4/2003 - 10/7/2003	55,988,120
23,500,000		Federal Home Loan Bank System Notes, 1.250% - 3.750%, 8/11/2003 - 7/2/2004	23,567,164
33,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.050% - 1.155%, 8/29/2003 - 11/21/2003	32,927,460
9,000,000		Federal Home Loan Mortgage Corp. Notes, 5.250% - 6.375%, 11/15/2003 - 2/15/2004	9,130,170
72,604,000	[2]	Federal National Mortgage Association Discount Notes,.890% - 1.240%, 8/6/2003 - 12/31/2003	72,464,863
53,000,000	[1]	Federal National Mortgage Association Floating Rate Notes,.868% - 1.040%, 8/19/2003 - 10/28/2003	52,987,588
24,500,000		Federal National Mortgage Association Notes, 1.250% - 5.125%, 2/13/2004 - 8/31/2004	24,581,820
7,000,000	[1]	Student Loan Marketing Association Floating Rate Notes,.940%, 10/25/2003	6,998,836

		TOTAL GOVERNMENT AGENCIES	297,623,515

		REPURCHASE AGREEMENTS--48.4%
8,000,000	[3]	Interest in $190,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 7/28/2003, to be repurchased at $8,016,100 on 10/6/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	8,000,000
25,000,000		Interest in $600,000,000 joint repurchase agreement with Bank of America LLC, 1.140%, dated 7/31/2003, to be repurchased at $25,000,792 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033	25,000,000
25,284,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $25,284,751 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	25,284,000
27,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.140%, dated 7/31/2003, to be repurchased at $27,000,855 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	27,000,000
25,000,000		Interest in $1,000,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.140%, dated 7/31/2003, to be repurchased at $25,000,855 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2033	25,000,000
1,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.030%, dated 7/17/2003, to be repurchased at $1,000,887 on 8/18/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2008	1,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$25,000,000		Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp, 1.130%, dated 7/31/2003, to be repurchased at $25,000,785 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2033	$25,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.130%, dated 7/31/2003, to be repurchased at $25,000,785 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	25,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.140%, dated 7/31/2003, to be repurchased at $25,000,855 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2033	25,000,000
25,000,000		Interest in $685,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.140%, dated 7/31/2003, to be repurchased at $25,000,855 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2033	25,000,000
25,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.030%, dated 7/14/2003, to be repurchased at $25,025,750 on 8/19/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	25,000,000
38,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $38,001,087 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	38,000,000

		TOTAL REPURCHASE AGREEMENTS	274,284,000

		TOTAL INVESTMENTS--101% (AT AMORTIZED COST)[4]	571,907,515

		OTHER ASSETS AND LIABILITIES - NET--(1.0)%	(5,614,732)

		TOTAL NET ASSETS--100%	$566,292,783

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in securities	$297,623,515
Investments in repurchase agreements	274,284,000

Total investments in securities, at amortized cost and value		$571,907,515
Cash		841
Income receivable		557,163
Receivable for shares sold		9,013,423

TOTAL ASSETS		581,478,942

Liabilities:
Payable for investments purchased	12,972,700
Payable for shares redeemed	1,832,867
Income distribution payable	5,228
Payable for investment adviser fee (Note 5)	20,796
Payable for transfer agent and dividend disbursing agent fees and expenses (Note 5)	193,510
Payable for portfolio accounting fees (Note 5)	10,555
Payable for distribution services fee (Note 5)	76,456
Payable for shareholder services fee (Note 5)	61,689
Accrued expenses	12,358

TOTAL LIABILITIES		15,186,159

Net assets for 566,352,941 shares outstanding		$566,292,783

Net Assets Consist of:
Paid in capital		$566,298,012
Distributions in excess of net investment income		(5,229)

TOTAL NET ASSETS		$566,292,783

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$443,485,302 ÷ 443,544,319 shares outstanding		$1.00

Class B Shares:
$122,807,481 ÷ 122,808,622 shares outstanding		$1.00

Redemptions Proceeds Per Share:
Class A Shares		$1.00

Class B Shares (94.50/100 of $1.00)[1]		$0.95

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$9,769,960

Expenses:
Investment adviser fee (Note 5)		$3,184,856
Administrative personnel and services fee (Note 5)		484,424
Custodian fees		57,291
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,633,040
Directors'/Trustees' fees		4,473
Auditing fees		13,006
Legal fees		4,289
Portfolio accounting fees (Note 5)		115,871
Distribution services fee--Class B Shares (Note 5)		1,038,042
Shareholder services fee--Class A Shares (Note 5)		1,264,436
Shareholder services fee--Class B Shares (Note 5)		346,014
Share registration costs		54,530
Printing and postage		71,046
Insurance premiums		2,167
Miscellaneous		3,249

TOTAL EXPENSES		8,276,734

Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(253,152)
Reimbursement of distribution services fee--Class B Shares	(246,274)
Waiver of shareholder services fee--Class A Shares	(758,662)
Reimbursement of shareholder services fee--Class B Shares	(262,750)

TOTAL WAIVERS AND REIMBURSEMENTS		(1,520,838)

Net expenses			6,755,896

Net investment income			$3,014,064

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,014,064	$8,352,418

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,950,649)	(7,750,471)
Class B Shares	(68,992)	(601,947)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,019,641)	(8,352,418)

Share Transactions:
Proceeds from sale of shares	2,030,710,031	1,745,932,621
Net asset value of shares issued to shareholders in payment of distributions declared	2,647,211	7,471,863
Cost of shares redeemed	(2,153,946,422)	(1,681,740,441)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(120,589,180)	71,664,043

Change in net assets	(120,594,757)	71,664,043

Net Assets:
Beginning of period	686,887,540	615,223,497

End of period (distributions in excess of net investment income of $(5,229) and $0, respectively)	$566,292,783	$686,887,540

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act, which approximates market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2003, paid in capital aggregated $566,298,012.

Transactions in shares were as follows:

Year Ended July 31	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,901,915,381	$1,901,860,800	1,545,110,367	$1,545,110,367
Shares issued to shareholders in payment of distributions declared	2,589,014	2,589,014	6,994,043	6,994,043
Shares redeemed	(1,993,946,659)	(1,993,946,659)	(1,544,601,894)	(1,544,601,894)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(89,442,264)	$(89,496,845)	7,502,516	$7,502,516

Year Ended July 31	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	128,849,231	$128,849,231	200,822,254	$200,822,254
Shares issued to shareholders in payment of distributions declared	58,197	58,197	477,820	477,820
Shares redeemed	(159,999,763)	(159,999,763)	(137,138,547)	(137,138,547)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(31,092,335)	$(31,092,335)	64,161,527	$64,161,527

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(120,534,599)	$(120,589,180)	71,664,043	$71,664,043

4. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to book and tax differences.

For the year ended July 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid in Capital	Distributions in Excess of Net Investment Income
$(348)	$348

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 2003 and 2002, were as follows:

	2003	2002
Ordinary income	$3,019,641	$8,352,418

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million, 0.475% on the second $500 million, 0.45% on the third $500 million, 0.425% on the fourth $500 million, and 0.40% over $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares annually, to compensate FSC. FSC may voluntarily choose to reimburse any portion of its fee. FSC can modify or terminate this voluntary reimbursement at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liberty U.S. Government Money Market Trust (the "Fund," one of the portfolios constituting Money Market Obligations Trust) as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 1999 were audited by other auditors whose report, dated May 18, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty U.S. Government Money Market Trust, a portfolio of the Money Market Obligations Trust, as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8042603 (9/03)

Federated Investors
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended	Year Ended March 31,
	2003	2002	7/31/2001 [1]	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.020	0.014	0.061	0.051	0.051
Less Distributions:
Distributions from net investment income	(0.012)	(0.020)	(0.014)	(0.061)	(0.051)	(0.051)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.25%	2.04%	1.38%	6.30%	5.25%	5.25%

Ratios to Average Net Assets:

Expenses	0.16%	0.16%	0.16%[3]	0.16%	0.16%	0.15%

Net investment income	1.24%	2.13%	4.12%[3]	6.16%	5.11%	5.19%

Expense waiver/reimbursement[4]	0.30%	0.30%	0.30%[3]	0.30%	0.30%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$228,140	$242,443	$466,209	$403,579	$225,250	$441,168

1 The Fund has changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount		Value
	REPURCHASE AGREEMENTS--100.1%
$10,000,000	Interest in $500,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.070%, dated 7/31/2003, to be repurchased at $10,000,297 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	$10,000,000
10,000,000	Interest in $800,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.070%, dated 7/31/2003, to be repurchased at $10,000,297 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	10,000,000
33,000,000	Interest in $600,000,000 joint repurchase agreement with Bank of America LLC, 1.140%, dated 7/31/2003, to be repurchased at $33,001,045 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033	33,000,000
10,000,000	Interest in $300,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.070%, dated 7/31/2003, to be repurchased at $10,000,297 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2010	10,000,000
12,358,000	Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $12,358,367 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	12,358,000
10,000,000	Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.140%, dated 7/31/2003, to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	10,000,000
10,000,000	Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 1.070%, dated 7/31/2003, to be repurchased at $10,000,297 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	10,000,000
10,000,000	Interest in $600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 1.010%, dated 7/31/2003, to be repurchased at $10,000,281 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	10,000,000
10,000,000	Interest in $1,000,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.140% dated 7/31/2003, to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2033	10,000,000
10,000,000	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.130%, dated 7/31/2003, to be repurchased at $10,000,314 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2033	10,000,000
10,000,000	Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $10,000,297 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2027	10,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS--continued
$10,000,000	Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.130%, dated 7/31/2003, to be repurchased at $10,000,314 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	$10,000,000
10,000,000	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.140%, dated 7/31/2003, to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2033	10,000,000
10,000,000	Interest in $685,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.140%, dated 7/31/2003, to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2033	10,000,000
10,000,000	Interest in $500,000,000 joint repurchase agreement with Societe Generale, New York, 1.070%, dated 7/31/2003, to be repurchased at $10,000,297 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	10,000,000
10,000,000	Interest in $300,000,000 joint repurchase agreement with State Street Bank and Trust Co., 1.120%, dated 7/31/2003, to be repurchased at $10,000,311 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/13/2004	10,000,000
23,000,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $23,000,722 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	23,000,000
10,000,000	Interest in $180,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.130%, dated 7/31/2003, to be repurchased at $10,000,314 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	10,000,000
10,000,000	Interest in $380,000,000 joint repurchase agreement with WestLB AG, 1.140%, dated 7/31/2003, to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Treasury and Government Agency Obligations with various maturities to 5/1/2036	10,000,000

	TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST)[1]	228,358,000

	OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(218,174)

	TOTAL NET ASSETS--100%	$228,139,826

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Total investments in repurchase agreements, at amortized cost and value		$228,358,000
Cash		757
Income receivable		7,034
Receivable for shares sold		11,919

TOTAL ASSETS		228,377,710

Liabilities:
Payable for shares redeemed	$135,000
Income distribution payable	82,390
Payable for transfer agent and dividend disbursing agent fees and expenses (Note 5)	1,979
Payable for Directors'/Trustees' fees	581
Payable for portfolio accounting fees (Note 5)	4,438
Accrued expenses	13,496

TOTAL LIABILITIES		237,884

Net assets for 228,139,014 shares outstanding		$228,139,826

Net Assets Consist of:
Paid in capital		$228,139,014
Undistributed net investment income		812

TOTAL NET ASSETS		$228,139,826

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$228,139,826 ÷ 228,139,014 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$3,361,522

Expenses:
Investment adviser fee (Note 5)		$959,783
Administrative personnel and services fee (Note 5)		180,439
Custodian fees		23,746
Transfer and dividend disbursing agent fees and expenses (Note 5)		44,907
Directors'/Trustees' fees		2,540
Auditing fees		12,584
Legal fees		5,588
Portfolio accounting fees (Note 5)		58,362
Share registration costs		21,181
Printing and postage		9,766
Insurance premiums		1,633
Miscellaneous		8,998

TOTAL EXPENSES		1,329,527

Waivers (Note 5):
Waiver of investment adviser fee	$(931,162)
Waiver of transfer and dividend disbursing agent fees and expenses	(17,266)

TOTAL WAIVERS		(948,428)

Net expenses			381,099

Net investment income			$2,980,423

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,980,423	$7,536,451

Distributions to Shareholders:
Distributions from net investment income	(2,979,611)	(7,536,451)

Share Transactions:
Proceeds from sale of shares	1,306,444,619	2,021,329,267
Net asset value of shares issued to shareholders in payment of distributions declared	1,830,638	4,488,937
Cost of shares redeemed	(1,322,579,445)	(2,249,584,256)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,304,188)	(223,766,052)

Change in net assets	(14,303,376)	(223,766,052)

Net Assets:
Beginning of period	242,443,202	466,209,254

End of period (including undistributed net investment income of $812 and $0, respectively)	$228,139,826	$242,443,202

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premiums and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2003, capital paid-in aggregated $228,139,014.

Transactions in shares were as follows:

Year Ended July 31	2003	2002
Shares sold	1,306,444,619	2,021,329,267
Shares issued to shareholders in payment of distributions declared	1,830,638	4,488,937
Shares redeemed	(1,322,579,445)	(2,249,584,256)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(14,304,188)	(223,766,052)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and July 31, 2002, was as follows:

	2003	2002
Ordinary income[1]	$2,979,611	$7,536,451

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$83,202

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the adviser fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIQUID CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liquid Cash Trust (the "Fund") (a Portfolio of the Money Market Obligations Trust) as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Cash Trust as of July 31, 2003, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises is 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Riggs Funds--eight portfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N757

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28729 (9/03)

Federated Investors
World-Class Investment Manager

Money Market Management

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended	Year Ended December 31,
	2003	2002	7/31/2001 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.014	0.024	0.053	0.042	0.045
Net realized and unrealized gain (loss) on investments	0.000 [3]	0.000 [3]	0.000 [3]	(0.000)[3]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.014	0.024	0.053	0.042	0.045

Less Distributions:
Distributions from net investment income	(0.004)	(0.014)	(0.024)	(0.053)	(0.042)	(0.045)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.44%	1.42%	2.45%	5.46%	4.23%	4.64%

Ratios to Average Net Assets:

Expenses	1.22%	1.20%	1.12%[5]	1.14%	1.12%	1.11%

Net investment income	0.45%	1.42%	4.20%[5]	5.33%	4.15%	4.54%

Expense waiver/reimbursement[6]	0.10%	0.10%	0.13%[5]	0.13%	0.20%	0.18%

Supplemental Data:

Net assets, end of period (000 omitted)	$57,210	$68,035	$76,752	$83,228	$76,850	$83,459

1 The Fund has changed its fiscal year from December 31 to July 31.

2 Beginning with the year ended December 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

3 Represents less than $0.001.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.7%
		Finance - Automotive--4.7%
$2,233,807		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	$2,234,106
423,401		WFS Financial Owner Trust 2003-2, Class A1, 1.260%, 6/14/2004	423,401

		TOTAL ASSET-BACKED SECURITIES	2,657,507

		BANK NOTES--5.1%
		Banking--5.1%
2,900,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.050% - 1.075%, 8/22/2003 - 9/3/2003	2,897,888

		BANKERS ACCEPTANCE--1.8%
		Banking--1.8%
1,025,407		Huntington National Bank, Columbus, OH, 1.250% - 1.350%, 8/8/2003 - 9/22/2003	1,024,339

		CERTIFICATE OF DEPOSIT--1.7%
		Banking--1.7%
1,000,000		Credit Agricole Indosuez, 1.240%, 8/4/2004	999,900

		COMMERCIAL PAPER--35.8%[1]
		Banking--9.1%
2,900,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.061% - 1.060%, 8/22/2003 - 10/15/2003	2,895,027
1,300,000		Benedictine Living Communities, Inc., (Harris Trust & Savings Bank, Chicago LOC), 1.280%, 9/3/2003	1,298,475
1,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 1.045%, 10/10/2003	997,968

		TOTAL	5,191,470

		Finance - Automotive--3.5%
500,000		DaimlerChrysler North America Holding Corp., 1.260%, 10/15/2003	498,687
500,000		Ford Motor Credit Co., 1.480%, 8/1/2003	500,000
1,000,000		New Center Asset Trust (Series A1/P1), 1.230%, 8/7/2003	999,795

		TOTAL	1,998,482

		Finance - Commercial--7.8%
1,000,000		CIT Group, Inc., 1.050%, 10/10/2003	997,958
1,500,000		Compass Securitization LLC, 1.050%, 10/10/2003	1,496,937
2,000,000		Yorktown Capital LLC, 1.040%, 8/20/2003	1,998,902

		TOTAL	4,493,797

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Retail--8.2%
$749,000		Barton Capital Corp., 1.040%, 1/9/2004	$745,516
2,000,000		Jupiter Securitization Corp., 1.040%, 8/18/2003	1,999,018
2,000,000		Park Avenue Receivables Corp., 1.120%, 8/13/2003	1,999,253

		TOTAL	4,743,787

		Finance - Securities--3.0%
700,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 0.930%, 9/22/2003	699,060
1,000,000		Galaxy Funding Inc., 0.980%, 9/15/2003	998,775

		TOTAL	1,697,835

		Insurance--0.9%
500,000		AEGON Funding Corp., 1.240%, 8/15/2003	499,759

		Machinery, Equipment, Auto--1.0%
550,000		John Deere B.V., (Guaranteed by Deere & Co.), 1.200%, 8/21/2003	549,633

		Retail--2.3%
1,000,000		Home Depot, Inc., 0.930%, 12/16/2003	996,461
300,000		Safeway, Inc., 1.250%, 8/8/2003	299,927

		TOTAL	1,296,388

		TOTAL COMMERCIAL PAPER	20,471,151

		CORPORATE NOTES--1.7%
		Finance - Securities--1.7%
1,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.310% - 1.840%, 10/24/2003 - 4/7/2004	1,000,000

		GOVERNMENT AGENCIES--2.6%
		Government Agency--2.6%
1,500,000		Federal Home Loan Bank System, 1.400%, 3/8/2004 - 5/14/2004	1,500,000

		LOAN PARTICIPATION--3.5%
		Finance - Automotive--0.9%
500,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.650%, 8/1/2003	500,000

		Finance - Commercial--0.9%
500,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	500,000

		Finance - Retail--1.7%
1,000,000		Countrywide Home Loans, Inc., 1.120%, 8/29/2003	1,000,000

		TOTAL LOAN PARTICIPATION	2,000,000

Principal Amount			Value
		NOTES - VARIABLE--30.3%[2]
		Banking--7.6%
$500,000		HBOS Treasury Services PLC, 1.280%, 8/20/2003	$500,000
1,000,000	[3]	MONET Trust (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.170%, 9/29/2003	1,000,000
2,440,000		Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 8/5/2003	2,440,000
400,000		Wells Fargo & Co., 1.090%, 8/2/2003	400,000

		TOTAL	4,340,000

		Brokerage--9.6%
2,500,000		Merrill Lynch & Co., Inc., 1.235% - 1.380%, 8/1/2003 - 8/11/2003	2,502,929
3,000,000		Morgan Stanley, 1.130%, 8/1/2003	3,000,000

		TOTAL	5,502,929

		Finance - Commercial--5.3%
1,000,000		Compass Securitization LLC, 1.060%, 8/12/2003	999,997
2,000,000		General Electric Capital Corp., 1.190%, 8/11/2003	2,000,000

		TOTAL	2,999,997

		Finance - Retail--2.6%
1,000,000		AFS Insurance Premium Receivables Trust (Series 1994-A), 1.663%, 8/15/2003	1,000,000
500,000		Holmes Financing (No. 7) PLC (Series A1), 1.067%, 8/15/2003	500,000

		TOTAL	1,500,000

		Finance - Securities--5.2%
3,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.061%, 8/18/2003	2,999,680

		TOTAL NOTES - VARIABLE	17,342,606

		REPURCHASE AGREEMENT--14.9%
8,516,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31//2003, to be repurchased at $8,516,267 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	8,516,000

		TOTAL INVESTMENTS--102.1% (AT AMORTIZED COST)[4]	58,409,391

		OTHER ASSETS AND LIABILITIES - NET--(2.1)%	(1,199,748)

		TOTAL NET ASSETS--100%	$57,209,643

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2003, this security amounted to $1,000,000 which represents 1.7% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronym is used throughout this portfolio:

LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in securities	$49,893,391
Investments in repurchase agreements	8,516,000

Total investments in securities, at amortized cost and value		$58,409,391
Income receivable		34,961
Receivable for shares sold		116,575

TOTAL ASSETS		58,560,927

Liabilities:
Payable for investments purchased	999,900
Payable for shares redeemed	293,196
Income distribution payable	121
Payable to bank	643
Payable for investment adviser fee (Note 5)	12,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	34,275
Payable for directors'/trustees' fees	65
Payable for portfolio accounting fees (Note 5)	4,143
Payable for shareholder services fees (Note 5)	5,357
Accrued expenses	1,584

TOTAL LIABILITIES		1,351,284

Net assets for 57,294,774 shares outstanding		$57,209,643

Net Assets Consist of:
Paid in capital		$57,294,500
Accumulated net realized loss on investments		(84,737)
Distributions in excess of net investment income		(120)

TOTAL NET ASSETS		$57,209,643

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$57,209,643 ÷ 57,294,774 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$1,059,908

Expenses:
Investment adviser fee (Note 5)		$317,277
Administrative personnel and services fee (Note 5)		125,000
Custodian fees		9,882
Transfer and dividend disbursing agent fees and expenses (Note 5)		129,129
Directors'/Trustees' fees		783
Auditing fees		12,231
Portfolio accounting fees (Note 5)		43,116
Shareholder services fee (Note 5)		158,638
Miscellaneous		38,560

TOTAL EXPENSES		834,616

Waivers (Note 5):
Waiver of investment adviser fee	$(8,669)
Waiver of shareholder services fee	(53,756)

TOTAL WAIVERS		(62,425)

Net expenses			772,191

Net investment income			287,717

Net realized gain on investments			40

Change in net assets resulting from operations			$287,757

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$287,717	$1,083,863
Net realized gain on investments	40	3,913

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	287,757	1,087,776

Distributions to Shareholders:
Distributions from net investment income	(288,111)	(1,083,863)

Share Transactions:
Proceeds from sale of shares	60,887,163	128,069,438
Net asset value of shares issued to shareholders in payment of distributions declared	274,119	1,023,421
Cost of shares redeemed	(71,986,351)	(137,813,376)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,825,069)	(8,720,517)

Change in net assets	(10,825,423)	(8,716,604)

Net Assets:
Beginning of period	68,035,066	76,751,670

End of period (including distributions in excess of net investment income of $(120) and $0, respectively)	$57,209,643	$68,035,066

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at July 31, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full fractional shares of beneficial interest (without par value). At July 31, 2003 capital paid in aggregated $57,294,500.

Transactions in capital stock were as follows:

Year Ended July 31	2003	2002
Shares sold	60,887,163	128,069,438
Shares issued to shareholders in payment of distributions declared	274,119	1,023,421
Shares redeemed	(71,986,351)	(137,813,376)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,825,069)	(8,720,517)

4. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to book and tax differences.

For the year ended July 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid in Capital	Distributions in Excess of Net Investment Income
$(274)	$274

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and 2002, was as follows:

	2003	2002
Ordinary income	$288,111	$1,083,863

At July 31, 2003, the Fund had a capital loss carryforward of $84,737, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million; and 0.400% thereafter. The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MONEY MARKET MANAGEMENT:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Management (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1998 were audited by other auditors whose report, dated February 12, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the Unites States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises is 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Riggs Funds--eight portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N211

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28876 (9/03)

Federated Investors
World-Class Investment Manager

Money Market Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.021	0.054	0.055	0.048
Less Distributions:
Distributions from net investment income	(0.011)	(0.021)	(0.054)	(0.055)	(0.048)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.11%	2.14%	5.55%	5.61%	4.88%

Ratios to Average Net Assets:

Expenses	0.46%	0.46%	0.46%	0.46%	0.46%

Net investment income	1.14%	2.16%	5.43%	5.45%	4.81%

Supplemental Data:

Net assets, end of period (000 omitted)	$180,027	$321,150	$316,925	$303,476	$380,400

1 Beginning with the year ended July 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount		Value
	ASSET-BACKED SECURITIES--0.6%
	Finance - Automotive--0.5%
$883,275	Regions Auto Receivables Trust 2003-1, Class A1, 1.191%, 3/15/2004	$883,275

	Insurance--0.1%
189,892	Onyx Acceptance Auto Owner Trust 2003-A, Class A1, (Insured by XL Capital Assurance Inc.), 1.360%, 2/15/2004	189,892

	TOTAL ASSET-BACKED SECURITIES	1,073,167

	BANK NOTE--4.9%
	Banking--4.9%
8,900,000	Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.050% -- 1.075%, 8/22/2003 - 9/3/2003	8,892,348

	BANKERS ACCEPTANCE--0.3%
	Banking--0.3%
654,350	Huntington National Bank, Columbus, OH, 1.400%, 8/20/2003 - 8/26/2003	653,742

	CERTIFICATES OF DEPOSIT--5.0%
	Banking--5.0%
2,000,000	Citibank N.A., New York, 0.960%, 9/19/2003	2,000,000
4,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.950%, 10/24/2003	4,000,000
3,000,000	Regions Bank, Alabama, 0.900% - 1.230%, 12/22/2003 - 7/29/2004	3,000,000

	TOTAL CERTIFICATES OF DEPOSIT	9,000,000

	COMMERCIAL PAPER--29.6%[1]
	Banking--12.4%
6,500,000	Citicorp, 1.050%, 9/10/2003	6,492,417
7,000,000	Fountain Square Commercial Funding Corp., 0.970%, 9/15/2003	6,991,512
9,000,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 0.990% - 1.060%, 9/18/2003 - 1/14/2004	8,980,296

	TOTAL	22,464,225

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Automotive--7.8%
$10,000,000	FCAR Auto Loan Trust, A1+/P1 Series II, 1.260%, 8/18/2003	$9,994,050
4,000,000	New Center Asset Trust, A1/P1 Series, 1.230%, 8/7/2003	3,999,180

	TOTAL	13,993,230

	Finance - Retail--7.7%
5,000,000	Asset Securitization Cooperative Corp., 0.970%, 8/22/2003	4,997,171
8,900,000	Bishop's Gate Residential Mortgage Trust, 1.100%, 8/8/2003	8,898,096

	TOTAL	13,895,267

	Retail--1.7%
3,000,000	Home Depot, Inc., 0.920% - 0.930%, 12/16/2003	2,989,420

	TOTAL COMMERCIAL PAPER	53,342,142

	CORPORATE BONDS--10.4%
	Finance - Retail--2.9%
5,000,000	Associates Corp. of North America, 5.800%, 4/20/2004	5,154,647

	Retail--7.5%
13,500,000	Wal-Mart Stores, Inc., 4.375%, 8/1/2003	13,500,000

	TOTAL CORPORATE BONDS	18,654,647

	CORPORATE NOTE--4.4%
	Brokerage--4.4%
8,000,000	Goldman Sachs Group, Inc., 1.360%, 8/8/2003	8,000,000

	GOVERNMENT AGENCIES--5.9%
	Government Agency--5.9%
3,500,000	Federal Home Loan Bank System, 1.400%, 3/8/2004 - 5/14/2004	3,500,000
2,000,000	Federal Home Loan Mortgage Corp., 5.250%, 2/15/2004	2,041,183
5,000,000	Federal National Mortgage Association, 1.300% - 3.625%, 4/15/2004 - 8/31/2004	5,017,123

	TOTAL GOVERNMENT AGENCIES	10,558,306

Principal Amount		Value
	NOTES - VARIABLE--39.3%[2]
	Banking--17.2%
$925,000	Active Living of Glenview LLC, (Series 1998), (U.S. Bank N.A., Cincinnatti LOC), 1.180%, 8/6/2003	$925,000
2,000,000	Bank of New York Co., Inc., 1.090%, 8/27/2003	2,000,000
1,000,000	Barker Property Management LLC, (Series 1998), (Wachovia Bank N.A. LOC), 1.150%, 8/6/2003	1,000,000
975,000	First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 8/7/2003	975,000
6,000,000	Huntington National Bank, Columbus, OH, 1.370%, 8/27/2003	6,000,529
6,800,000	Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (Bank One, Kentucky LOC), 1.150%, 8/7/2003	6,800,000
2,600,000	Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 8/6/2003	2,600,000
4,900,000	Wells Fargo & Co., 1.110% - 1.150%, 8/4/2003 - 8/14/2003	4,900,000
2,000,000	Wells Fargo Bank, N.A., 1.040%, 8/1/2003	2,000,000
3,800,000	Wildcat Management Co., Inc. (Series 1999), (U.S. Bank N.A., Cincinnatti LOC), 1.150%, 8/7/2003	3,800,000

	TOTAL	31,000,529

	Brokerage--10.1%
6,200,000	Merrill Lynch & Co., Inc., 1.235% - 1.380%, 8/1/2003 -- 8/11/2003	6,206,150
12,000,000	Morgan Stanley, 1.130%, 8/1/2003	12,000,000

	TOTAL	18,206,150

	Finance - Commercial--5.3%
9,500,000	General Electric Capital Corp., 1.191% - 1.305%, 8/1/2003 - 8/11/2003	9,500,766

	Finance - Retail--1.7%
3,000,000	American General Finance Corp., 1.470%, 8/6/2003	3,006,322

	Insurance--5.0%
4,000,000	Allstate Life Insurance Co., 1.231% - 1.260%, 8/1/2003	4,000,000
5,000,000	New York Life Insurance Co., 1.380%, 8/28/2003	5,000,000

	TOTAL	9,000,000

	TOTAL NOTES - VARIABLE	70,713,767

Principal Amount		Value
	REPURCHASE AGREEMENT--0.4%
$654,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $654,021 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	$654,000

	TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST)[3]	181,542,119

	OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(1,515,333)

	TOTAL NET ASSETS--100%	$180,026,786

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$181,542,119
Income receivable		687,263
Receivable for shares sold		58,267

TOTAL ASSETS		182,287,649

Liabilities:
Payable for investments purchased	$2,000,000
Payable for shares redeemed	77,170
Income distribution payable	99,106
Payable to bank	18,642
Payable for investment adviser fee (Note 5)	28,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	15,473
Payable for Directors'/Trustees' fees	50
Payable for portfolio accounting fees (Note 5)	6,048
Payable for shareholder services fees (Note 5)	7,913
Accrued expenses	8,461

TOTAL LIABILITIES		2,260,863

Net assets for 180,024,720 shares outstanding		$180,026,786

Net Assets Consist of:
Paid in capital		$180,024,720
Undistributed net investment income		2,066

TOTAL NET ASSETS		$180,026,786

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$180,026,786 ÷ 180,024,720 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$4,125,461

Expenses:
Investment adviser fee (Note 5)		$1,027,150
Administrative personnel and services fee (Note 5)		193,104
Custodian fees		27,052
Transfer and dividend disbursing agent fees and expenses (Note 5)		84,242
Directors'/Trustees' fees		2,184
Auditing fees		12,573
Legal fees		3,757
Portfolio accounting fees (Note 5)		64,326
Shareholder services fee (Note 5)		641,969
Share registration costs		33,639
Printing and postage		12,109
Insurance premiums		1,731
Miscellaneous		1,997

TOTAL EXPENSES		2,105,833

Waivers (Note 5):
Waiver of investment adviser fee	$(386,640)
Waiver of transfer and dividend disbursing agent fees and expenses	(16,435)
Waiver of shareholder services fee	(513,575)

TOTAL WAIVERS		(916,650)

Net expenses			1,189,183

Net investment income			$2,936,278

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,936,278	$6,396,255

Distributions to Shareholders:
Distributions from net investment income	(2,934,212)	(6,396,255)

Share Transactions:
Proceeds from sale of shares	819,649,174	947,405,064
Net asset value of shares issued to shareholders in payment of distributions declared	462,931	1,115,709
Cost of shares redeemed	(961,237,027)	(944,296,152)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(141,124,922)	4,224,621

Change in net assets	(141,122,856)	4,224,621

Net Assets:
Beginning of period	321,149,642	316,925,021

End of period (including undistributed net investment income of $2,066 and $0, respectively)	$180,026,786	$321,149,642

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2003, capital paid-in aggregated $180,024,720.

Transactions in shares were as follows:

Year Ended July 31	2003	2002
Shares sold	819,649,174	947,405,064
Shares issued to shareholders in payment of distributions declared	462,931	1,115,709
Shares redeemed	(961,237,027)	(944,296,152)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(141,124,922)	4,224,621

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and 2002, was as follows:

	2003	2002
Ordinary income	$2,934,212	$6,396,255

As of July 31, 2003, the components of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$101,172

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expense of registering and qualifying the Fund and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Trust (the "Fund," one of the portfolios constituting Money Market Obligations Trust), as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlight base on our audits. The financial highlights for the year ended July 31, 1999 were audited by other auditors whose report, dated September 17, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Trust, a portfolio of the Money Market Obligations Trust as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises is 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N229

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28727 (9/03)

Federated Investors
World-Class Investment Manager

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended	Year Ended November 30,
	2003	2002	2001	7/31/2000 [1]	1999 [2]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.020	0.052	0.037	0.046	0.050
Net realized and unrealized gain (loss) on investments	--	0.000 [3]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.010	0.020	0.052	0.037	0.046	0.050

Less Distributions:
Distributions from net investment income	(0.010)	(0.020)	(0.052)	(0.037)	(0.046)	(0.050)
Distributions from net realized gain on investment	--	(0.000)[3]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.010)	(0.020)	(0.052)	(0.037)	(0.046)	(0.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	1.00%	1.97%	5.38%	3.80%	4.73%	5.16%

Ratios to Average Net Assets:

Expenses	0.46%	0.46%	0.46%	0.46%[5]	0.46%	0.46%

Net investment income	1.00%	1.94%	5.33%	5.59%[5]	4.61%	5.06%

Expense waiver/ reimbursement[6]	0.34%	0.33%	0.32%	0.31%[5]	0.31%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$198,983	$214,479	$276,936	$384,299	$449,476	$535,007

1 The Fund has changed its fiscal year end from November 30 to July 31.

2 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Represents less than $0.001.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount			Value
		GOVERNMENT AGENCIES--99.5%
$10,000,000	[1]	Federal Farm Credit System Discount Notes, 0.870%, 9/23/2003	$9,987,192
24,200,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.973% - 1.044%, 8/1/2003 - 8/27/2003	24,196,236
2,000,000		Federal Farm Credit System Notes, 5.400%, 1/23/2004	2,041,470
83,300,000	[1]	Federal Home Loan Bank System Discount Notes, 0.885% - 1.230%, 8/6/2003 - 1/14/2004	83,180,903
19,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.885% - 1.281%, 8/2/2003 - 10/7/2003	18,996,964
7,000,000		Federal Home Loan Bank System Notes, 1.250% - 4.875%, 10/24/2003 - 7/2/2004	7,027,408
35,500,000	[1]	Student Loan Marketing Association Discount Notes, 0.960% - 1.800%, 8/1/2003 - 10/14/2003	35,478,650
4,000,000	[2]	Student Loan Marketing Association Floating Rate Notes, 0.940% - 1.014%, 8/5/2003 - 10/25/2003	3,999,668
3,000,000	[2]	Student Loan Marketing Association Floating Rate Master Notes, 0.964%, 8/5/2003	3,000,000
10,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.995%, 9/18/2003	9,986,733

		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST)[3]	197,895,224

		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,087,734

		TOTAL NET ASSETS--100%	$198,982,958

1 These issues show the rate of discount at the time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$197,895,224
Cash		1,126,257
Income receivable		91,862

TOTAL ASSETS		199,113,343

Liabilities:
Income distribution payable	$95,516
Payable for investment adviser fee (Note 5)	15,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	3,966
Payable for portfolio accounting (Note 5)	5,624
Payable for shareholder services fee (Note 5)	8,321
Payable for Directors'/Trustees' fees	172
Accrued expenses	1,786

TOTAL LIABILITIES		130,385

Net assets for 198,982,275 shares outstanding		$198,982,958

Net Assets Consist of:
Paid in capital		$198,982,275
Undistributed net investment income		683

TOTAL NET ASSETS		$198,982,958

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$198,982,958 ÷ 198,982,275 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$3,091,279

Expenses:
Investment adviser fee (Note 5)		$842,048
Administrative personnel and services fee (Note 5)		158,305
Custodian fees		11,073
Transfer and dividend disbursing agent fees and expenses (Note 5)		46,401
Directors'/Trustees' fees		1,893
Auditing fees		12,495
Legal fees		3,689
Portfolio accounting fees (Note 5)		54,288
Shareholder services fee (Note 5)		526,280
Share registration costs		17,048
Printing and postage		9,106
Insurance premiums		1,649
Miscellaneous		14,995

TOTAL EXPENSES		1,699,270

Waivers (Note 5):
Waiver of investment adviser fee	$(284,704)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,871)
Waiver of shareholder services fee	(421,024)

TOTAL WAIVERS		(720,599)

Net expenses			978,671

Net investment income			$2,112,608

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,112,608	$4,737,483
Net realized gain on investments	--	83,752

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,112,608	4,821,235

Distributions to Shareholders:
Distributions from net investment income	(2,111,925)	(4,737,483)
Distribution from net realized gain on investments	--	(83,752)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,111,925)	(4,821,235)

Share Transactions:
Proceeds from sale of shares	481,455,543	546,983,723
Net asset value of shares issued to shareholders in payment of distributions declared	60,809	145,242
Cost of shares redeemed	(497,013,443)	(609,585,517)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,497,091)	(62,456,552)

Change in net assets	(15,496,408)	(62,456,552)
Net Assets:
Beginning of period	214,479,366	276,935,918

End of period (including undistributed net investment income of $683 and $0, respectively)	$198,982,958	$214,479,366

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust for Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2003 capital paid-in aggregated $198,982,275.

Transactions in shares were as follows:

Year Ended July 31	2003	2002
Shares sold	481,455,543	546,983,723
Shares issued to shareholders in payment of distributions declared	60,809	145,242
Shares redeemed	(497,013,443)	(609,585,517)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(15,497,091)	(62,456,552)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and July 31, 2002, were as follows:

	2003	2002
Ordinary income[1]	$2,111,925	$4,821,235

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$96,199

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at anytime at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR GOVERNMENT CASH RESERVES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Government Cash Reserves (the "Fund") (a portfolio of Money Market Obligations Trust) as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for Government Cash Reserves as of July 31, 2003, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years of the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: October 1988

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N773

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28850 (9/03)

Federated Investors
World-Class Investment Manager

Trust for Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended	Year Ended November 30,
	2003	2002	2001	7/31/2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.020	0.052	0.037	0.046	0.051
Less Distributions:
Distributions from net investment income	(0.010)	(0.020)	(0.052)	(0.037)	(0.046)	(0.051)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.05%	2.02%	5.37%	3.81%	4.75%	5.20%

Ratios to Average Net Assets:

Expenses	0.46%	0.45%	0.45%	0.45%[3]	0.45%	0.45%

Net investment income	1.07%	2.05%	5.18%	5.58%[3]	4.65%	5.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$256,005	$343,853	$525,818	$483,384	$583,103	$597,685

1 The Fund has changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount			Value
		GOVERNMENT AGENCIES--56.6%
$4,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.993% - 1.020%, 8/1//2003 - 8/7/2003	$3,999,250
4,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.150% - 1.230%, 8/15/2003 - 11/7/2003	3,992,782
27,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.885% - 0.990%, 8/4/2003 - 10/7/2003	27,495,207
11,500,000		Federal Home Loan Bank System, 1.250% - 3.750%, 8/11/2003 - 7/2/2004	11,533,582
19,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.050% - 1.155%, 8/29/2003 - 11/21/2003	18,963,490
5,500,000		Federal Home Loan Mortgage Corp. Notes, 5.250% - 6.375%, 11/15/2003 - 2/15/2004	5,577,882
31,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.890% - 1.240%, 8/6/2003 - 12/31/2003	30,946,105
29,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.868% - 1.130%, 8/1/2003 - 10/28/2003	28,994,871
11,400,000		Federal National Mortgage Association Notes, 1.250% - 5.125%, 2/13/2004 - 8/30/2004	11,440,982
2,000,000	[1]	Student Loan Marketing Association Floating Rate Notes, 0.940%, 10/25/2003	1,999,668

		TOTAL GOVERNMENT AGENCIES	144,943,819

		REPURCHASE AGREEMENTS--45.1%
2,000,000	[3]	Interest in $190,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 7/28/2003, to be repurchased at $2,004,025 on 10/6/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033	2,000,000
10,000,000		Interest in $600,000,000 joint repurchase agreement with Bank of America LLC, 1.140%, dated 7/31/2003, to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033	10,000,000
7,327,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $7,327,218 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	7,327,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.140%, dated 7/31/2003, to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	10,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.140%, dated 7/31/2003, to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2033	10,000,000
3,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.030%, dated 7/17/2003, to be repurchased at $3,002,747 on 8/18/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2008	3,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$10,000,000		Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.130%, dated 7/31/2003, due to be repurchased at $10,000,314 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2033	$10,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.130%, dated 7/31/2003, to be repurchased at $10,000,314 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/01/2033	10,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.140%, dated 7/31/2003, due to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2033	10,000,000
10,000,000		Interest in $685,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.140%, dated 7/31/2003, to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2033	10,000,000
10,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.030%, dated 7/14/2003, to be repurchased at $10,010,300 on 8/19/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/01/2033	10,000,000
13,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.130%, dated 7/31/2003, to be repurchased at $13,000,408 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	13,000,000
10,000,000		Interest in $380,000,000 joint repurchase agreement with WestLB AG, 1.140%, dated 7/31/2003, due to be repurchased at $10,000,317 on 8/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/01/2036	10,000,000

		TOTAL REPURCHASE AGREEMENTS	115,327,000

		TOTAL INVESTMENTS--101.7% (AT AMORTIZED COST)[4]	260,270,819

		OTHER ASSETS AND LIABILITIES - NET--(1.7)%	(4,265,563)

		TOTAL NET ASSETS--100%	$256,005,256

1 Denotes variable rate securities which show current rate and next demand date.

2 Rates noted reflect the effective yield.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in securities	$144,943,819
Investments in repurchase agreements	115,327,000

Total investments in securities, at amortized cost and value		$260,270,819
Cash		641
Income receivable		293,286
Receivable for shares sold		2,123

TOTAL ASSETS		260,566,869

Liabilities:
Payable for investments purchased	4,391,810
Income distribution payable	135,224
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	5,428
Payable for portfolio accounting fee (Note 5)	7,708
Payable for shareholder services fee (Note 5)	11,093
Payable for Directors'/Trustees' fee	605
Accrued expenses	9,745

TOTAL LIABILITIES		4,561,613

Net assets for 256,004,164 shares outstanding		$256,005,256

Net Assets Consist of:
Paid in capital		$256,004,164
Undistributed net investment income		1,092

TOTAL NET ASSETS		$256,005,256

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$256,005,256 ÷ 256,004,164 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$4,918,445

Expenses:
Investment adviser fee (Note 5)		$1,285,487
Administrative personnel and services fee (Note 5)		241,672
Custodian fees		29,960
Transfer and dividend disbursing agent fees and expenses (Note 5)		58,300
Directors'/Trustees' fees		3,223
Auditing fees		12,500
Legal fees		3,989
Portfolio accounting fees (Note 5)		75,490
Shareholder services fee (Note 5)		803,429
Share registration costs		18,568
Printing and postage		11,658
Insurance premiums		1,793
Miscellaneous		1,998

TOTAL EXPENSES		2,548,067

Waivers (Note 5):
Waiver of investment adviser fee	$(418,009)
Waiver of transfer and dividend disbursing agent fees and expenses	(22,576)
Waiver of shareholder services fee	(642,743)

TOTAL WAIVERS		(1,083,328)

Net expenses			1,464,739

Net investment income			$3,453,706

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,453,706	$9,295,600

Distributions to Shareholders:
Distributions from net investment income	(3,452,614)	(9,295,600)

Share Transactions:
Proceeds from sale of shares	950,619,803	1,774,516,502
Net asset value of shares issued to shareholders in payment of distributions declared	242,545	1,425,454
Cost of shares redeemed	(1,038,711,497)	(1,957,906,925)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(87,849,149)	(181,964,969)

Change in net assets	(87,848,057)	(181,964,969)

Net Assets:
Beginning of period	343,853,313	525,818,282

End of period (including undistributed net investment income of $1,092 and $0, respectively)	$256,005,256	$343,853,313

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust For Short-Term U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2003, capital paid-in aggregated $256,004,164.

Transactions in shares were as follows:

Year Ended July 31	2003	2002
Shares sold	950,619,803	1,774,516,502
Shares issued to shareholders in payment of distributions declared	242,545	1,425,454
Shares redeemed	(1,038,711,497)	(1,957,906,925)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(87,849,149)	(181,964,969)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and July 31, 2002, was as follows:

	2003	2002
Ordinary income[1]	$3,452,614	$9,295,600

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$136,316

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at anytime at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR SHORT-TERM U.S. GOVERNMENT OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Short-Term U.S. Government Obligations (the "Fund") (a portfolio of Money Market Obligations Trust) as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust for Short-Term U.S. Government Obligations as of July 31, 2003, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises is 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principle.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Trust for Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N781

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28730 (9/03)

Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended	Year Ended
	2003	2002	2001	2000	7/31/1999 [1,2]	9/30/1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.018	0.051	0.052	0.037	0.052
Net realized and unrealized gain (loss) on investments	0.001	0.001	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.010	0.019	0.051	0.052	0.037	0.052

Less Distributions:
Distributions from net investment income	(0.009)	(0.018)	(0.051)	(0.052)	(0.037)	(0.052)
Distributions from net realized gain on investments	(0.001)	(0.001)	--	--	--	--

TOTAL DISTRIBUTIONS	(0.010)	(0.019)	(0.051)	(0.052)	(0.037)	(0.052)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.02%	1.95%	5.22%	5.32%	3.76%	5.28%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%[4]	0.45%

Net investment income	0.97%	1.85%	5.12%	5.14%	4.45%[4]	5.17%

Supplemental Data:

Net assets, end of period (000 omitted)	$863,363	$845,889	$898,472	$951,849	$1,465,381	$2,358,709

1 Beginning with the period ended July 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 The Fund changed its fiscal year-end from September 30 to July 31.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--28.5%
$6,500,000	[1]	United States Treasury Bills, 0.830%, 12/26/2003	$6,477,971
6,000,000	[1]	United States Treasury Bills, 0.870%, 12/18/2003	5,979,845
29,015,000	[1]	United States Treasury Bills, 0.925% - 0.930%, 1/15/2004	28,890,042
6,500,000	[1]	United States Treasury Bills, 0.950%, 1/2/2004	6,473,580
6,000,000	[1]	United States Treasury Bills, 0.950%, 1/22/2004	5,972,450
7,000,000	[1]	United States Treasury Bills, 1.010%, 12/4/2003	6,975,451
7,000,000	[1]	United States Treasury Bills, 1.090%, 11/28/2003	6,974,779
14,000,000		United States Treasury Bonds, 11.125%, 8/15/2003	14,053,928
6,000,000		United States Treasury Bonds, 11.875%, 11/15/2003	6,183,824
6,000,000		United States Treasury Notes, 2.125%, 8/31/2004	6,058,359
8,000,000		United States Treasury Notes, 2.750%, 9/30/2003	8,012,630
9,000,000		United States Treasury Notes, 2.750%, 10/31/2003	9,025,417
5,000,000		United States Treasury Notes, 2.875%, 6/30/2004	5,082,880
19,500,000		United States Treasury Notes, 3.000%, 11/30/2003	19,614,606
17,500,000		United States Treasury Notes, 3.000%, 2/29/2004	17,689,223
15,500,000		United States Treasury Notes, 3.250%, 12/31/2003	15,636,790
14,500,000		United States Treasury Notes, 3.250%, 5/31/2004	14,750,760
12,000,000		United States Treasury Notes, 3.625%, 3/31/2004	12,185,625
20,500,000		United States Treasury Notes, 4.750%, 2/15/2004	20,906,352
29,000,000		United States Treasury Notes, 5.250% - 5.750%, 8/15/2003	29,046,482

		TOTAL U.S. TREASURY OBLIGATIONS	245,990,994

		REPURCHASE AGREEMENTS--71.9%
38,000,000		Interest in $500,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.070%, dated 7/31/2003, to be repurchased at $38,001,129 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	38,000,000
38,000,000		Interest in $800,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.070%, dated 7/31/2003, to be repurchased at $38,001,129 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	38,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$38,000,000		Interest in $500,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.070%, dated 7/31/2003, to be repurchased at $38,001,129 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013	$38,000,000
23,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with Bank of America LLC, 0.980%, dated 7/24/2003, to be repurchased at $23,016,905 on 8/21/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/28/2003	23,000,000
14,000,000		Interest in $400,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 7/31/2003, to be repurchased at $14,000,416 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 8/28/2003	14,000,000
68,479,000		Interest in $1,799,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070%, dated 7/31/2003, to be repurchased at $68,481,035 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2007	68,479,000
38,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.070%, dated 7/31/2003, to be repurchased at $38,001,129 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	38,000,000
38,000,000		Interest in $600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 1.010%, dated 7/31/2003, to be repurchased at $38,001,066 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	38,000,000
15,000,000	[2]	Interest in $189,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.950%, dated 7/10/2003, to be repurchased at $15,021,771 on 9/4/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	15,000,000
90,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.070%, dated 7/31/2003, to be repurchased at $90,002,675 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2027	90,000,000
38,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.060%, dated 7/31/2003, to be repurchased at $38,001,119 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	38,000,000
38,000,000		Interest in $400,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.060%, dated 7/31/2003, to be repurchased at $38,001,119 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021	38,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$38,000,000		Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.070%, dated 7/31/2003, to be repurchased at $38,001,129 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/31/2004	$38,000,000
38,000,000		Interest in $500,000,000 joint repurchase agreement with Societe Generale, New York, 1.070%, dated 7/31/2003, to be repurchased at $38,001,129 on 8/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	38,000,000
11,000,000	[2]	Interest in $185,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960%, dated 6/27/2003, to be repurchased at $11,016,720 on 8/26/2003, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2011	11,000,000
20,500,000	[2]	Interest in $284,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960%, dated 7/1/2003, to be repurchased at $20,531,160 on 8/28/2003, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2010	20,500,000
37,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.070%, dated 7/31/2003, to be repurchased at $37,001,099 on 8/1/2003, collateralized by a U.S. Treasury Obligation maturing on 1/15/2009	37,000,000

		TOTAL REPURCHASE AGREEMENTS	620,979,000

		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST)[3]	866,969,994

		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(3,607,088)

		TOTAL NET ASSETS--100%	$863,362,906

1 The issue shows the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in repurchase agreements	$620,979,000
Investments in securities	245,990,994

Total investments in securities, at amortized cost and value		$866,969,994
Cash		1,391
Income receivable		2,912,007
Receivable for shares sold		49,675

TOTAL ASSETS		869,933,067

Liabilities:
Payable for investments purchased	6,111,715
Payable for shares redeemed	30,905
Income distribution payable	350,935
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	9,876
Payable for portfolio accounting (Note 5)	10,194
Payable for shareholder services fee (Note 5)	36,029
Payable for Directors'/Trustees' fees	251
Accrued expenses	20,256

TOTAL LIABILITIES		6,570,161

Net assets for 863,310,026 shares outstanding		$863,362,906

Net assets consist of:
Paid in capital		863,310,026
Undistributed net investment income		52,880

TOTAL NET ASSETS		$863,362,906

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$863,362,906 ÷ 863,310,026 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2003

Investment Income:
Interest			$11,891,647

Expenses:
Investment adviser fee (Note 5)		$3,338,813
Administrative personnel and services fee (Note 5)		627,697
Custodian fees		59,389
Transfer and dividend disbursing agent fees and expenses (Note 5)		99,054
Directors'/Trustees' fees		6,100
Auditing fees		12,510
Legal fees		4,662
Portfolio accounting fees (Note 5)		114,234
Shareholder services fee (Note 5)		2,086,758
Share registration costs		20,230
Printing and postage		13,587
Insurance premiums		2,336
Miscellaneous		16,516

TOTAL EXPENSES		6,401,886

Waivers (Note 5):
Waiver of investment adviser fee	$(900,021)
Waiver of transfer and dividend disbursing agent fees and expenses	(56,064)
Waiver of shareholder services fee	(1,669,406)

TOTAL WAIVERS		(2,625,491)

Net expenses			3,776,395

Net investment income			8,115,252

Net realized gain on investments			403,909

Change in net assets resulting from operations			$8,519,161

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,115,252	$16,257,542
Net realized gain on investments	403,909	606,953

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,519,161	16,864,495

Distributions to Shareholders:
Distributions from net investment income	(8,062,372)	(16,257,542)
Distributions from net realized gain on investments	(403,909)	(606,953)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS SHAREHOLDERS	(8,466,281)	(16,864,495)

Share Transactions:
Proceeds from sale of shares	3,303,411,444	3,179,169,581
Net asset value of shares issued to shareholders in payment of distributions declared	1,688,342	3,234,125
Cost of shares redeemed	(3,287,678,985)	(3,234,986,623)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,420,801	(52,582,917)

Change in net assets	17,473,681	(52,582,917)

Net Assets:
Beginning of period	845,889,225	898,472,142

End of period (including undistributed net investment income of $52,880 and $0, respectively)	$863,362,906	$845,889,225

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2003, capital paid-in aggregated $863,310,026. Transactions in shares were as follows:

Year Ended July 31	2003	2002
Shares sold	3,303,411,444	3,179,169,581
Shares issued to shareholders in payment of distributions declared	1,688,342	3,234,125
Shares redeemed	(3,287,678,985)	(3,234,986,623)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	17,420,801	(52,582,917)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2003 and July 31, 2002 were as follows:

	2003	2002
Ordinary income[1]	$8,466,281	$16,864,495

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$403,814

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses of withholding taxes and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at anytime at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR U.S. TREASURY OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for U.S. Treasury Obligations (the "Fund," one of the portfolios constituting Money Market Obligations Trust) as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 1998 were audited by other auditors whose report, dated November 20, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and broker, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust for U.S. Treasury Obligations, a portfolio of the Money Market Obligations Trust, as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises is 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N781

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28731(9/03)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        September 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        September 23, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        September 23, 2003